AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 14, 2005

                               File No. 333-50545
                                File No. 811-7924
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 11

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 61
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                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-865-5237
                (Name and Complete Address of Agent for Service)

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                            SECURITIES BEING OFFERED:
         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will be come effective:

          Immediately upon filing pursuant to paragraph (b) of Rule 485

     x    on April 30, 2005 pursuant to paragraph (b) of Rule 485

          60 days after filing pursuant to paragraph (a) of rule 485 on _____ pursuant to paragraph (a) of rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

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

                    CONSULTANT I VARIABLE ANNUITY PROSPECTUS

                                FLEXIBLE PREMIUM

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                          LINCOLN BENEFIT LIFE COMPANY

                               IN CONNECTION WITH

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

          STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142

            MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469

                        TELEPHONE NUMBER: 1-800-865-5237



The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may purchase it on either a tax qualified or non-tax qualified basis. LINCOLN BENEFIT LIFE NO LONGER OFFERS THIS CONTRACT. IF YOU HAVE ALREADY PURCHASED THE CONTRACT YOU MAY CONTINUE TO MAKE PURCHASE PAYMENTS ACCORDING TO THE CONTRACT.

Because this is a flexible premium annuity contract, you may pay multiple premiums. We allocate your premium to the investment options under the Contract and our Fixed Account in the proportions that you choose. The Contract currently offers fifty-two investment options, each of which is a Subaccount of the Lincoln Benefit Life Variable Annuity Account ("Separate Account"). Each Subaccount invests exclusively in shares of Portfolios in one of the following underlying Funds:

AIM VARIABLE INSURANCE FUNDS (SERIES I)

THE ALGER AMERICAN FUND (CLASS O)

FEDERATED INSURANCE SERIES

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

JANUS ASPEN SERIES (INSTITUTIONAL SHARES AND SERVICE SHARES)

MFS(R) VARIABLE INSURANCE TRUST(SM) (INITIAL CLASS)

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

PREMIER VIT

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)

PUTNAM VARIABLE TRUST (CLASS IB)

SALOMON BROTHERS VARIABLE SERIES FUNDS INC (CLASS I)

SCUDDER VARIABLE SERIES I (CLASS A)

STI CLASSIC VARIABLE TRUST

T. ROWE PRICE EQUITY SERIES, INC. (I)

T. ROWE PRICE INTERNATIONAL SERIES, INC. (I)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)

VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)

WELLS FARGO VARIABLE TRUST FUNDS


--------------------------------------------------------------------------------
  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 THE DATE OF THIS PROSPECTUS IS APRIL 30, 2005.

Some of the portfolios described in this prospectus may not be available in your Contract. We may make available other investment options in the future.

You may not purchase a Contract if either you or the Annuitant are older than 90 years before we receive your application.

Your Contract Value will vary daily as a function of the investment performance of the Subaccounts to which you have allocated Purchase Payments and any interest credited to the Fixed Account. We do not guarantee any minimum Contract Value for amounts allocated to the Subaccounts. Benefits provided by this Contract, when based on the Fixed Account, are subject to a Market Value Adjustment, which may result in an upwards or downwards adjustment in withdrawal benefits, death benefits, settlement values, transfers to the Subaccounts.

In certain states the Contract may be offered as a group contract with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group contracts, unless the content specifies otherwise.

This prospectus sets forth the information you ought to know about the Contract. You should read it before investing and keep it for future reference.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The


                                 1  PROSPECTUS
current Statement of Additional Information is dated May 1, 2005. The information in the Statement of Additional Information is incorporated by reference in this prospectus. You can obtain a free copy by writing us or calling us at the telephone number given above. The Table of Contents of the Statement of Additional Information appears on page 44 of this prospectus.

At least once each year we will send you an annual statement. The annual statement details values and specific information for your Contract. It does not contain our financial statements. Our financial statements are set forth in the Statement of Additional Information. Lincoln Benefit will file annual and quarterly reports and other information with the SEC. You may read and copy any reports, statements or other information we file at the SEC's public reference room in Washington, D.C. You can obtain copies of these documents by writing to the SEC and paying a duplicating fee. Please call the SEC at 1-800-SEC-0330 for further information as to the operation of the public reference room. Our SEC filings are also available to the public on the SEC Internet site (http://www.sec.gov).

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED OR PRECEDED BY CURRENT PROSPECTUSES FOR THE PORTFOLIOS LISTED ABOVE. IF ANY OF THESE PROSPECTUSES IS MISSING OR OUTDATED, PLEASE CONTACT US AND WE WILL SEND YOU THE PROSPECTUS YOU NEED.

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE.


                                 2  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DEFINITIONS                      4
--------------------------------------------------------------------------------
FEE TABLES                       6
--------------------------------------------------------------------------------
QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT 8
--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION  11
--------------------------------------------------------------------------------
DESCRIPTION OF THE CONTRACTS
--------------------------------------------------------------------------------
  Summary                        11
--------------------------------------------------------------------------------
  Contract Owner                 12
--------------------------------------------------------------------------------
  Annuitant                      12
--------------------------------------------------------------------------------
  Modification of the Contract   12
--------------------------------------------------------------------------------
  Assignment                     12
--------------------------------------------------------------------------------
  Free Look Period               12
--------------------------------------------------------------------------------
PURCHASES AND CONTRACT VALUE
--------------------------------------------------------------------------------
  Minimum Purchase Payment       12
--------------------------------------------------------------------------------
  Automatic Payment Plan         13
--------------------------------------------------------------------------------
  Allocation of Purchase Payments 13
--------------------------------------------------------------------------------
  Contract Value                 13
--------------------------------------------------------------------------------
  Separate Account Accumulation Unit Value 13
--------------------------------------------------------------------------------
  Transfer During Accumulation Period 14
--------------------------------------------------------------------------------
  Market Timing & Excessive Trading 14
--------------------------------------------------------------------------------
  Trading Limitations            15
--------------------------------------------------------------------------------
  Automatic Dollar Cost Averaging Program 15
--------------------------------------------------------------------------------
  Portfolio Rebalancing          16
--------------------------------------------------------------------------------
THE INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------
  Separate Account Investments   17
--------------------------------------------------------------------------------
     The Portfolios              17
--------------------------------------------------------------------------------
     Voting Rights               20
--------------------------------------------------------------------------------
     Additions, Deletions, and Substitutions of Securities 21
--------------------------------------------------------------------------------
  The Fixed Account              21
--------------------------------------------------------------------------------
     General                     21
--------------------------------------------------------------------------------
     Guaranteed Maturity Fixed Account Option 21
--------------------------------------------------------------------------------
     Market Value Adjustment     23
--------------------------------------------------------------------------------
     Dollar Cost Averaging Fixed Account Option 23
--------------------------------------------------------------------------------
ANNUITY BENEFITS
--------------------------------------------------------------------------------
  Annuity Date                   23
--------------------------------------------------------------------------------
  Annuity Options                24
--------------------------------------------------------------------------------
  Other Options                  24
--------------------------------------------------------------------------------
  Annuity Payments: General      24
--------------------------------------------------------------------------------
  Variable Annuity Payments      25
--------------------------------------------------------------------------------
  Fixed Annuity Payments         25
--------------------------------------------------------------------------------
  Transfers During the Annuity Period 25
--------------------------------------------------------------------------------
  Death Benefit During Annuity Period 25
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Certain Employee Benefit Plans 26
--------------------------------------------------------------------------------
OTHER CONTRACT BENEFITS
--------------------------------------------------------------------------------
  Death Benefit                  26
--------------------------------------------------------------------------------
  Beneficiary                    30
--------------------------------------------------------------------------------
  Contract Loans for 403(b) Contracts 30
--------------------------------------------------------------------------------
  Withdrawals (Redemptions)      31
--------------------------------------------------------------------------------
  Systematic Withdrawal Program  32
--------------------------------------------------------------------------------
  ERISA Plans                    32
--------------------------------------------------------------------------------
  Minimum Contract Value         32
--------------------------------------------------------------------------------
CONTRACT CHARGES
--------------------------------------------------------------------------------
  Mortality and Expense Risk Charge 33
--------------------------------------------------------------------------------
  Administrative Charges         33
--------------------------------------------------------------------------------
     Contract Maintenance Charge 33
--------------------------------------------------------------------------------
     Administrative Expense Charge 33
--------------------------------------------------------------------------------
     Transfer Fee                33
--------------------------------------------------------------------------------
  Sales Charges                  33
--------------------------------------------------------------------------------
  Premium Taxes                  35
--------------------------------------------------------------------------------
  Deduction for Separate Account Income Taxes 35
--------------------------------------------------------------------------------
  Other Expenses                 35
--------------------------------------------------------------------------------
TAXES
--------------------------------------------------------------------------------
  Taxation of Lincoln Benefit Life Company 36
--------------------------------------------------------------------------------
   Taxation of Variable Annuities in General 36
--------------------------------------------------------------------------------
  Income Tax Withholding         38
--------------------------------------------------------------------------------
  Tax Qualified Contracts        39
--------------------------------------------------------------------------------
DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
  Lincoln Benefit Life Company   42
--------------------------------------------------------------------------------
  Separate Account               42
--------------------------------------------------------------------------------
  State Regulation of Lincoln Benefit 42
--------------------------------------------------------------------------------
  Financial Statements           43
--------------------------------------------------------------------------------
ADMINISTRATION                   43
--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS         43
--------------------------------------------------------------------------------
LEGAL PROCEEDINGS                 43
--------------------------------------------------------------------------------
LEGAL MATTERS                     43
--------------------------------------------------------------------------------
ANNUAL REPORTS AND OTHER DOCUMENTS 43
--------------------------------------------------------------------------------
REGISTRATION STATEMENT            43
--------------------------------------------------------------------------------
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION 44
--------------------------------------------------------------------------------
APPENDIX A ACCUMULATION UNIT VALUES 45
--------------------------------------------------------------------------------
APPENDIX B ILLUSTRATION OF A MARKET VALUE ADJUSTMENT 55
--------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                  3 PROSPECTUS

DEFINITIONS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION PERIOD - The period, beginning on the Issue Date, during which Contract Value builds up under Your Contract.

ACCUMULATION UNIT - A unit of measurement which we use to calculate Contract Value.

ANNUITANT - The living person on whose life the annuity benefits under a Contract are based.

ANNUITIZATION - The process to begin annuity payments under the Contract.

ANNUITIZED VALUE - The Contract Value adjusted by any applicable Market Value Adjustment and less any applicable taxes.

ANNUITY DATE - The date on which annuity payments are scheduled to begin.

ANNUITY PERIOD - The period during which annuity payments are paid. The Annuity Period begins on the Annuity Date.

ANNUITY UNIT - A unit of measurement which we use to calculate the amount of Variable Annuity payments.

BENEFICIARY(IES) - The person(s) designated to receive any death benefits under the Contract.

COMPANY ("WE," "US," "OUR," "LINCOLN BENEFIT") -  Lincoln Benefit Life Company.

CONTRACT ANNIVERSARY -  Each anniversary of the Issue Date.

CONTRACT OWNER ("YOU," "YOUR") - The person(s) having the privileges of ownership defined in the Contract. If Your Contract is issued as part of a retirement plan, Your ownership privileges may be modified by the plan.

CONTRACT VALUE - The sum of the values of Your investment in the Subaccounts of the Separate Account and the Fixed Account.

CONTRACT YEAR - Each twelve-month period beginning on the Issue Date and each Contract Anniversary.

CONTRIBUTION YEAR - Each twelve-month period beginning on the date a Purchase Payment is allocated to a Subaccount, or each anniversary of that date.

FIXED ACCOUNT - The portion of the Contract Value allocated to Our general account.

FIXED ANNUITY -  A series of annuity payments that are fixed in amount.

GUARANTEE PERIODS - A period of years for which we have guaranteed a specific effective annual interest rate on an amount allocated to the Fixed Account.

ISSUE DATE -  The date when the Contract becomes effective.

LATEST ANNUITY DATE - The latest date by which you must begin annuity payments under the Contract.

LOAN ACCOUNT - An account established for amounts transferred from the Subaccounts or the Fixed Account as security for outstanding Contract loans.

MARKET VALUE ADJUSTMENT - An amount added to or subtracted from certain transactions involving Your interest in the Fixed Account, to reflect the impact of changing interest rates.

NET INVESTMENT FACTOR - The factor used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period. We determine the Net Investment Factor separately for each Subaccount.

NON-QUALIFIED PLAN - A retirement plan which does not receive special tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Tax Code.

PORTFOLIO(S) - The underlying funds in which the Subaccounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PURCHASE PAYMENTS - Amounts paid to Us as premium for the Contract by you or on Your behalf.

QUALIFIED PLAN - A retirement plan which receives special tax treatment under Sections 401, 403(b), 408 or 408A of the Tax Code or a deferred compensation plan for a state and local government or another tax exempt organization under
Section 457 of the Tax Code.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Annuity Account, which is a segregated investment account of the Company.

SUBACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The amount paid upon complete surrender of the Contract, equal to the Contract Value, less any applicable premium taxes, Withdrawal Charge, and the contract maintenance charge and increased or decreased by any Market Value Adjustment.

TAX CODE -  The Internal Revenue Code of 1986, as amended.

TREASURY RATE - The U.S. Treasury Note Constant Maturity Yield for the preceding week as reported in Federal Reserve Bulletin Release H.15.

VALUATION DATE -  Each day the New York Stock Exchange is open for business.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Subaccounts in order to price Accumulation Units and Annuity Units.


                                 4  PROSPECTUS

Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE") currently 4:00 p.m. Eastern time on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

VARIABLE ANNUITY - A series of annuity payments that vary in amount based on changes in the value of the Subaccounts to which Your Contract Value has been allocated.

WITHDRAWAL CHARGE - The contingent deferred sales charge that may be required upon some withdrawals.


                                 5  PROSPECTUS

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

Maximum Contingent Deferred Sales Charge - Withdrawal Charge (as a percentage of Purchase Payments) - 7%

            CONTRIBUTION YEAR                APPLICABLE CHARGE
                   1-2                              7%
                   3-4                              6%
                    5                               5%
                    6                               4%
                    7                               3%
                   8 +                              0%



TRANSFER FEE (Applies solely to the second and subsequent transfers within a calendar month. We are currently waiving the transfer fee) - $10.00

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING PORTFOLIO FEES AND EXPENSES.

ANNUAL CONTRACT MAINTENANCE CHARGE                                               $35.00
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET
VALUE DEDUCTED FROM EACH OF THE SUBACCOUNTS OF THE SEPARATE ACCOUNT)
Base Contract (without optional riders)
 Mortality and Expense Risk Charge                                                 1.15%
 Administrative Expense Charge                                                     0.10%
                                                                                 ------
 Total Separate Account Annual Expenses                                            1.25%
Base Contract (with Enhanced Death Benefit Rider)
 Mortality and Expense Risk Charge                                                 1.35%
 Administrative Expense Charge                                                     0.10%
                                                                                 ------
 Total Separate Account Annual Expenses                                            1.45%
Base Contract (with Enhanced Income Benefit Rider)
 Mortality and Expense Risk Charge                                                 1.50%
 Administrative Expense Charge                                                     0.10%
                                                                                 ------
 Total Separate Account Annual Expenses                                            1.60%
Base Contract (with Enhanced Death and Income Benefit Riders)
 Mortality and Expense Risk Charge                                                 1.55%
 Administrative Expense Charge                                                     0.10%
                                                                                 ------
 Total Separate Account Annual Expenses                                            1.65%
Base Contract (with Enhanced Death and Income Benefit Riders II)
 Mortality and Expense Risk Charge                                                 1.70%
 Administrative Expense Charge                                                     0.10%
                                                                                 ------
 Total Separate Account Annual Expenses                                            1.80%




THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. ADVISERS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH PORTFOLIO.


                                 6  PROSPECTUS

                                  Minimum                       Maximum
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
service (12b-1) fees,
and other
expenses)(without
waivers or
reimbursements)                    0.10%                         3.89%



(1)Expenses are shown as a percentage of Portfolio average daily net assets before any waiver or reimbursement as of December 31, 2004.





EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and Portfolio fees and expenses and assumes no transfers or exchanges were made. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. Invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and,

.. elected the Enhanced Death and Income Benefit Riders II (with total Separate
  Account expenses of 1.80%).



The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                   1 Year        3 Years    5 Years   10 Years
------------------------------------------------------------------------------------
Costs Based on Maximum Annual      $1,215       $  2,344   $  3,362    $5,878
Portfolio Expenses
------------------------------------------------------------------------------------
Costs Based on Minimum Annual      $  825       $  1,215   $  1,543    $2,554
Portfolio Expenses
------------------------------------------------------------------------------------



EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                             1 Year      3 Years   5 Years       10 Years
-------------------------------------------------------------------------------
Costs Based on Maximum       $618       $  1,834   $3,022         $5,878
Annual Portfolio Expenses
-------------------------------------------------------------------------------
Costs Based on Minimum       $230       $    705   $1,203         $2,554
Annual Portfolio Expenses
-------------------------------------------------------------------------------



EXPLANATION OF EXPENSE EXAMPLES
PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. EXAMPLES 1 AND 2 ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT RIDERS II (TOTAL SEPARATE ACCOUNT EXPENSES OF 1.80%). IF THESE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN WOULD BE SLIGHTLY LOWER. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF ANY, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.


                                 7  PROSPECTUS

QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT
The following are answers to some of the questions you may have about some of the more important features of the Contract. The Contract is more fully described in the rest of the prospectus. Please read the prospectus carefully.

1. WHAT IS THE CONTRACT?

The Contract is a flexible premium deferred variable annuity contract. It is designed for tax-deferred retirement investing. The Contract is available for non-qualified or qualified retirement plans. The Contract, like all deferred annuity contracts, has two phases: the Accumulation Period and the Annuity Period. During the Accumulation Period, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The Annuity Period begins when you begin receiving payments under one of the annuity payment options described in the answer to Question 2. The amount of money accumulated under your Contract during the Accumulation Period will be used to determine the amount of your annuity payments during the Annuity Period.

Your premiums are invested in one or more of the Subaccounts of the Separate Account or allocated to the Fixed Account, as you instruct us. You may allocate your Contract Value to up to twenty-one options under the Contract, counting each Subaccount and the Fixed Account as one option. We will treat all of your Contract Value allocated to the Fixed Account as one option for purposes of this limit, even if you have chosen more than one Guarantee Period. The value of your Contract will depend on the investment performance of the Subaccounts and the amount of interest we credit to the Fixed Account.

Each Subaccount will invest in a single investment portfolio (a "Portfolio") of an underlying fund. The Portfolios offer a range of investment objectives, from conservative to aggressive. You bear the entire investment risk on amounts allocated to the Subaccounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios.

In some states, you may also allocate all or part of your Contract Value to the "Fixed Account", as described in the answer to Question 5.

2. WHAT ANNUITY OPTIONS DOES THE CONTRACT OFFER?

You may receive annuity payments on a fixed or a variable basis or a combination of the two. We offer a variety of annuity options including:

.. a life annuity with payments guaranteed for zero to thirty years;

.. a joint and full survivorship annuity, with payments guaranteed for zero to thirty years; and

.. fixed payments for a specified period of five to thirty years.

Call us to inquire about other options.

You may change your annuity option at any time before annuitization. You may select the date to annuitize the Contract. The date you select, however, may be no later than the later of the tenth Contract Anniversary or the youngest Annuitant's 90th birthday. If your Contract was issued in connection with a qualified plan, different deadlines may apply.

If you select annuity payments on a variable basis, the amount of our payments to you will be affected by the investment performance of the Subaccounts you have selected. The fixed portion of your annuity payments, on the other hand, generally will be equal in amount to the initial payment we determine. As explained in more detail below, however, during the Annuity Period you will have a limited ability to change the relative weighting of the Subaccounts on which your variable annuity payments are based or to increase the portion of your annuity payments consisting of Fixed Annuity payments.

3. HOW DO I BUY A CONTRACT?

You can obtain a Contract application from your Lincoln Benefit agent. You must pay at least $1,200 in Purchase Payments during the first Contract Year. Purchase Payments must be at least $100, unless you enroll in an automatic payment plan. Your periodic payments in an automatic payment plan must be at least $25 per month. We may lower these minimums at our sole discretion. The maximum age of the oldest Contact Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application.

4. WHAT ARE MY INVESTMENT CHOICES UNDER THE CONTRACT?

You can allocate and reallocate your investment among the Subaccounts, each of which in turn invests in a single Portfolio. Under the Contract, the Separate Account currently invests in the Portfolios described in "The Investment and Fixed Account Options: Separate Account Investments."


Some of the Portfolios described in this prospectus may not be available in your Contract.

Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies which are described in the accompanying prospectuses for the Portfolios.

5. WHAT IS THE FIXED ACCOUNT OPTION?

We offer two Fixed Account interest crediting options: the Guaranteed Maturity Fixed Account Option and the Dollar Cost Averaging Fixed Account Option.

You may allocate Purchase Payments to the Subaccount(s) and the Fixed Account(s). Loan payments


                                 8  PROSPECTUS
may not be allocated to the Fixed Account(s). You may not transfer amounts into the DCA Fixed Account. The minimum amount that may be transferred into any one of the Guarantee Maturity Fixed Account Options is $500.

We will credit interest to amounts allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to the Guaranteed Maturity Fixed Account Option. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. At the end of each Guarantee Period, you may select a new Guarantee Period from among the choices we are then making available or transfer or withdraw the relevant amount from the Fixed Account without any Market Value Adjustment.

We may offer Guarantee Periods ranging from one to ten years in length. We are currently offering Guarantee Periods of one, three, five, seven, and ten years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. From time to time, however, we may change the interest rate that we offer to credit to new allocations to the Guaranteed Maturity Fixed Account Option and to amounts rolled over in the Fixed Account for new Guarantee Periods.

In addition, if you participate in our dollar cost averaging program, you may designate amounts to be held in the Dollar Cost Averaging Fixed Account Option until they are transferred monthly to the Subaccounts or Guarantee Periods of your choosing. When you make an allocation to the Fixed Account for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Subaccounts or Guarantee Periods. We will complete the transfers within one year of the allocation. In our discretion we may change the rate that we set for new allocations to the Fixed Account for the dollar cost averaging program. We will never, however, set a rate less than an effective annual rate of 3%.

A Market Value Adjustment may increase or decrease the amount of certain transactions involving the Fixed Account, to reflect changes in interest rates. As a general rule, we will apply a Market Value Adjustment to the following transactions:

1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option in an amount greater than the Free Withdrawal Amount (which is described in the answer to Question 6);

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Subaccounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4) when you annuitize your Contract; and

5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) it is necessary to meet IRS minimum withdrawal requirements; or

3) it is a transfer that is part of a Dollar Cost Averaging program.

We determine the amount of a Market Value Adjustment using a formula that takes into consideration:

1) whether current interest rates differ from interest rates at the beginning of the applicable Guarantee Period; and

2) how many years are left until the end of the Guarantee Period.

As a general rule, if interest rates have dropped, the Market Value Adjustment will be an addition; if interest rates have risen, the Market Value Adjustment will be a deduction. It is therefore possible that if you withdraw an amount from the Fixed Account during a Guarantee Period, a Market Value Adjustment may cause you to receive less than you initially allocated to the Fixed Account.

6. WHAT ARE MY EXPENSES UNDER THE CONTRACT?


CONTRACT MAINTENANCE CHARGE. During the Accumulation Period, each year we subtract an annual contract maintenance charge of $35 from your Contract Value allocated to the Subaccounts. We will waive this charge if you pay $50,000 or more in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account.

During the Annuity Period, we will subtract the annual contract maintenance charge in equal parts from your annuity payments. We waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all payments are Fixed Annuity payments.


ADMINISTRATIVE EXPENSE CHARGE AND MORTALITY AND EXPENSE RISK CHARGE. We impose a mortality and expense risk charge at an annual rate of 1.15% of average daily net assets and an administrative expense charge at an annual rate of .10% of average daily net assets. If you select one of our optional enhanced benefit riders, however, we may charge you a higher mortality and expense risk charge. These charges are assessed each day during the Accumulation Period and the Annuity Period. We guarantee that we will not raise these charges.

TRANSFER FEE. Although we currently are not charging a transfer fee, the Contract permits us to charge you up to


                                 9  PROSPECTUS

$10 per transfer for each transfer after the first transfer in each month.

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE). During the Accumulation Period, you may withdraw all or part of the value of your Contract before your death or, if the Contract is owned by a company or other legal entity, before the Annuitant's death. Certain withdrawals may be made without payment of any Withdrawal Charge, which is a contingent deferred sales charge. Other withdrawals are subject to the Withdrawal Charge.

The Withdrawal Charge will vary depending on how many complete years have passed since you paid the Purchase Payment being withdrawn. The Withdrawal Charge applies to each Purchase Payment for seven complete years from the date of the Payment (each a "Contribution Year") as follows:

                 CONTRIBUTION                       APPLICABLE
                     YEAR                             CHARGE
                     1-2                                7%
                     3-4                                6%
                      5                                 5%
                      6                                 4%
                      7                                 3%
                     8 +                                0%


In determining Withdrawal Charges, we will deem your Purchase Payments to be withdrawn on a first-in, first-out basis.

Each year, free of Withdrawal Charges or any otherwise applicable Market Value Adjustment, you may withdraw the Free Withdrawal Amount, which equals:

  (a) the greater of:

  .  earnings not previously withdrawn; or

  .  15% of your total Purchase Payments made in the most  recent seven years;
     plus

  (b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

In most states, we also may waive the Withdrawal Charge if you:

1) require long-term medical or custodial care outside the home;

2) become unemployed; or

3) are diagnosed with a terminal illness.

These provisions will apply to the Annuitant, if the Contract is owned by a company or other legal entity. Additional restrictions and costs may apply to Contracts issued in connection with qualified plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult with your tax counselor to determine what effect a withdrawal might have on your tax liability. As described in the answer to Question 5, we may increase or decrease certain withdrawals by a Market Value Adjustment.


PREMIUM TAXES. Certain states impose a premium tax on annuity purchase payments received by insurance companies. Any premium taxes relating to the Contract may be deducted from Purchase Payments or the Contract Value when the tax is incurred or at a later time. State premium taxes generally range from 0% to 3.5%.


OTHER EXPENSES. In addition to our charges under the Contract, each Portfolio deducts amounts from its assets to pay its investment advisory fees and other expenses.

7. HOW WILL MY INVESTMENT IN THE CONTRACT BE TAXED?

You should consult a qualified tax adviser for personalized answers. Generally, earnings under variable annuities are not taxed until amounts are withdrawn or distributions are made. This deferral of taxes is designed to encourage long-term personal savings and supplemental retirement plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Special rules apply if the Contract is owned by a company or other legal entity. Generally, such an owner must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year.

8. DO I HAVE ACCESS TO MY MONEY?

At any time during the Accumulation Period, we will pay you all or part of the value of your Contract, minus any applicable charge, if you surrender your Contract or request a partial withdrawal. Under some qualified plans, you may also take a loan against the value of your Contract. Generally, a partial withdrawal must equal at least $50, and after the withdrawal your remaining Contract Value must at least equal $500.

Although you have access to your money during the Accumulation Period, certain charges, such as the contract maintenance charge, the Withdrawal Charge, and premium tax charges, may be deducted on a surrender or withdrawal. You may also incur federal income tax liability or tax penalties. In addition, if you have allocated some of the value of your Contract to the Fixed Account, the amount of your surrender proceeds or withdrawal may be increased or decreased by a Market Value Adjustment.

After annuitization, under certain settlement options you may be entitled to withdraw the commuted value of the remaining payments.

9. WHAT IS THE DEATH BENEFIT?

We will pay a death benefit while the Contract is in force and before the Annuity Date, if the Contract Owner dies, or if the Annuitant dies and the Contract Owner is not a living person. To obtain payment of the Death Benefit, the Beneficiary must submit to us a complete request for


                                 10  PROSPECTUS
payment of the death benefit, which includes due proof of death as specified in the Contract.

The standard death benefit is the greatest of the following:

1) your total Purchase Payments reduced by a withdrawal adjustment;

2) your Contract Value;

3) the amount you would have received by surrendering your Contract; or

4) your Contract Value on each Contract Anniversary evenly divisible by seven increased by the total Purchase Payments since that anniversary and reduced by a withdrawal adjustment.

We also offer an optional enhanced death benefit rider, which is described later in this prospectus.

We will determine the value of the death benefit on the day that we receive all of the information that we need to process the claim.

10. WHAT ELSE SHOULD I KNOW?


ALLOCATION OF PURCHASE PAYMENTS. You allocate your initial Purchase Payment among the Subaccounts and the Fixed Account in your Contract application. You may make your allocations in specific dollar amounts or percentages, which must be whole numbers that add up to 100%. When you make subsequent Purchase Payments, you may again specify how you want your payments allocated. If you do not, we will automatically allocate the payment based on your most recent instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.


TRANSFERS. During the Accumulation Period, you may transfer Contract Value among the Subaccounts and from the Subaccounts to the Fixed Account. You may not make a transfer, however, that would result in your allocating your Contract Value to more than twenty-one options under the Contract. While you may also transfer amounts from the Fixed Account, a Market Value Adjustment may apply. You may instruct us to transfer Contract Value by writing or calling us.

You may also use our Automatic Dollar Cost Averaging or Portfolio Rebalancing programs. You may not use both programs at the same time.

Under the Dollar Cost Averaging program, amounts are automatically transferred at regular intervals from the Fixed Account or a Subaccount of your choosing, including other Subaccounts or the Fixed Account. Transfers from the Dollar Cost Averaging Fixed Account may be made monthly only. Transfers from Subaccounts may be made monthly, quarterly, or annually.

Under the Portfolio Rebalancing Program, you can maintain the percentage of your Contract Value allocated to each Subaccount at a pre-set level. Investment results will shift the balance of your Contract Value allocations. If you elect rebalancing, we will automatically transfer your Contract Value back to the specified percentages at the frequency (monthly, quarterly, semiannually, annually) that you specify. We will automatically terminate this program if you request a transfer outside of the program. You may not include the Fixed Account in a portfolio rebalancing program. You also may not elect rebalancing after annuitization.

During the Annuity Period, you may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Subaccounts or from the Subaccounts to increase your Fixed Annuity payments. Your transfers, however, must be at least six months apart. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.


FREE LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by state law. You may return it by delivering it or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value may be more or less than your Purchase Payments. In some states, we are required to send you the amount of your Purchase Payments. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

11. WHO CAN I CONTACT FOR MORE INFORMATION?

You can write to us at Lincoln Benefit Life Company, P.O. Box 80469, Lincoln, NE 68501-0469, or call us at (800) 865-5237.


CONDENSED FINANCIAL INFORMATION
Attached as Appendix A is a table showing selected information concerning Accumulation Unit Values for each Subaccount for 1994 through 2004. Accumulation Unit Value is the unit of measure that we use to calculate the value of your interest in a Subaccount. Accumulation Unit Value does not reflect the deduction of certain charges that are subtracted from your Contract Value, such as the Contract Administration Charge. The Separate Account's financial statements, which are comprised of the financial statements of the underlying sub-accounts, as of December 31, 2004, are included in the Statement of Additional Information. Lincoln Benefit's financial statements as of December 31, 2004, are included in the Statement of Additional Information.


DESCRIPTION OF THE CONTRACTS

SUMMARY. The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may add to the Contract Value by making additional Purchase Payments. In addition, the Contract Value will


                                 11  PROSPECTUS
change to reflect the performance of the Subaccounts to which you allocate your Purchase Payments and your Contract Value, as well as to reflect interest credited to amounts allocated to the Fixed Account. You may withdraw your Contract Value by making a partial withdrawal or by surrendering your Contract. Upon Annuitization, we will pay you benefits under the Contract in the form of an annuity, either for the life of the Annuitant or for a fixed number of years. All of these features are described in more detail below.


CONTRACT OWNER. As the Contract Owner, you are the person usually entitled to exercise all rights of ownership under the Contract. You usually are also the person entitled to receive benefits under the Contract or to choose someone else to receive benefits. The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. The maximum age of the oldest Contract Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application. The Contract cannot be jointly owned by both a non-living person and a living person. Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefit section.


ANNUITANT. The Annuitant is the living person whose life span is used to determine annuity payments. You initially designate an Annuitant in your application. You may change the Annuitant at any time before annuity payments begin. If your Contract was issued under a plan qualified under Section 403(b), 408 or 408A of the Tax Code, you must be the Annuitant. If the Contract is a non-qualified Contract, you may also designate a Joint Annuitant, who is a second person on whose life annuity payments depend. Additional restrictions may apply in the case of Qualified Plans. If you are not the Annuitant and the Annuitant dies before annuity payments begin, then either you become the new Annuitant or you must name another person as the new Annuitant. You must attest that the Annuitant is alive in order to annuitize your Contract.


MODIFICATION OF THE CONTRACT. Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract.

We are permitted to change the terms of the Contract if it is necessary to comply with changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT. Before the Annuity Date, if the Annuitant is still alive, you may assign an interest in the Contract if it is a non-qualified Contract. If a Contract is issued pursuant to a Qualified Plan, the law prohibits some types of assignments, pledges and transfers and imposes special conditions on others. An assignment may also result in taxes or tax penalties.

We will not be bound by any assignment until we receive written notice of it. Accordingly, until we receive written notice of an assignment, we will continue to act as though the assignment had not occurred. We are not responsible for the validity of any assignment.

BECAUSE OF THE POTENTIAL TAX CONSEQUENCES AND ERISA ISSUES ARISING FROM AN ASSIGNMENT, YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


FREE LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or within whatever longer period may be permitted by state law. You may return it by delivering it to your agent or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value at that time may be more or less than your Purchase Payments.

In some states, if you exercise your "free look" rights, we are required to return the amount of your Purchase Payments. Currently, if you live in one of those states, on the Issue Date we will allocate your Purchase Payment to the Subaccounts and the Fixed Account Options as you specified in your application. However, we reserve the right in the future to delay allocating your Purchase Payments to the Subaccounts you have selected or to the Fixed Account until 20 days after the Issue Date or, if your state's free look period is longer than ten days, for ten days plus the period required by state law. During that time, we will allocate your Purchase Payment to the Fidelity Money Market Subaccount. Your Contract will contain specific information about your free-look rights in your state.


PURCHASES AND CONTRACT VALUE

MINIMUM PURCHASE PAYMENT. The minimum initial Purchase Payment for a Contract is $1,200. You may pay it in a lump sum or in installments of your choice over the first Contract Year. You may not pay more than $1 million in Purchase Payments without our prior approval. As a general rule, subsequent Purchase Payments may be made in amounts of $100 or more. Subsequent Purchase Payments made as part of an Automatic Payment Plan, however, may be as small as $25 per month. However, each purchase payment made to the Dollar Cost Averaging Fixed Account must be at least $1,200. If we receive purchase payments designated for the Dollar Cost Averaging Fixed Account that are lower than the required minimum of $1,200, or purchase payments designated for the Guaranteed Maturity Fixed Account Option that are lower than $500, such amounts will be allocated to the Fidelity Money Market Portfolio.We may lower these


                                 12  PROSPECTUS
minimums if we choose. We may refuse any Purchase Payment at any time.


AUTOMATIC PAYMENT PLAN. You may make scheduled Purchase Payments of $25 or more per month by automatic payment through your bank account. Call or write us for an enrollment form.


ALLOCATION OF PURCHASE PAYMENTS. Your Purchase Payments are allocated to the Subaccount(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation in your Contract application, either as percentages or specific dollar amounts. If you make your allocation in percentages, the total must equal 100%. We will allocate your subsequent Purchase Payments in those percentages, until you give us new allocation instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

You initially may allocate your Purchase Payments to up to twenty-one options, counting each Subaccount and the Fixed Account as one option. For this purpose, we will treat all of your allocations to the Fixed Account as one option, even if you choose more than one Guarantee Period. You may add or delete Subaccounts and/or the Fixed Account from your allocation instructions, but we will not execute instructions that would cause you to have Contract Value in more than twenty-one options. In the future, we may waive this limit. Please note that effective as of September 27, 2002, we will not permit you to allocate new premiums to the Subaccount that invests in the STI Classic Variable Trust International Equity Fund. However, if, as of September 27, 2002, you are enrolled in one of our automatic transaction programs, such as Dollar Cost Averaging or Portfolio Rebalancing, we will continue to effect automatic transactions involving the STI Classic Variable Trust International Equity Fund. In addition, if you currently have funds allocated to the Subaccount which invests in the STI Classic Variable Trust International Equity Fund, you may keep such investment, but may not invest additional premium payments to it.

If your application is complete, we will issue your Contract within two business days of its receipt at our P.O. Box shown on the first page of this prospectus. If your application for a Contract is incomplete, we will notify you and seek to complete the application within five business days. For example, if you do not fill in allocation percentages, we will contact you to obtain the missing percentages. If we cannot complete your application within five business days after we receive it, we will return your application and your Purchase Payment, unless you expressly permit us to take a longer time.

Usually, we will allocate your initial Purchase Payment to the Subaccounts and the Fixed Account, as you have instructed us, on the Issue Date. We will allocate your subsequent Purchase Payments on the date that we receive them at the next computed Accumulation Unit Value.

In some states, however, we are required to return at least your Purchase Payment if you cancel your Contract during the "free-look" period. In those states, we currently will allocate your Purchase Payments on the Issue Date as you have instructed us, as described above. In the future, however, we reserve the right, if you live in one of those states, to allocate all Purchase Payments received during the "free-look period" to the Fidelity Money Market Subaccount. If we exercise that right and your state's free look period is ten days, we will transfer your Purchase Payments to your specified Subaccounts or the Fixed Account 20 days after the Issue Date; if your state's free look period is longer, we will transfer your Purchase Payment after ten days plus the period required by state law have passed.

We determine the number of Accumulation Units in each Subaccount to allocate to your Contract by dividing that portion of your Purchase Payment allocated to a Subaccount by that Subaccount's Accumulation Unit Value on the Valuation Date when the allocation occurs.


CONTRACT VALUE. We will establish an account for you and will maintain your account during the Accumulation Period. The total value of your Contract at any time is equal to the sum of the value of your Accumulation Units in the Subaccounts you have selected, plus the value of your investment in the Fixed Account.


SEPARATE ACCOUNT ACCUMULATION UNIT VALUE. As a general matter, the Accumulation Unit Value for each Subaccount will rise or fall to reflect changes in the share price of the Portfolio in which the Subaccount invests. In addition, we subtract from Accumulation Unit Value amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value. We determine Withdrawal Charges, transfer fees and contract maintenance charges separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.

We determine a separate Accumulation Unit Value for each Subaccount. We also determine a separate set of Accumulation Unit Values reflecting the cost of the enhanced benefit riders described beginning on page 28. If we elect or are required to assess a charge for taxes, we may calculate a separate Accumulation Unit Value for Contracts issued in connection with Non-Qualified and Qualified Plans, respectively, within each Subaccount. We determine the Accumulation Unit Value for each Subaccount Monday through Friday on each day that the New York Stock Exchange is open for business.

You should refer to the prospectuses for the Portfolios which accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Accumulation


                                 13  PROSPECTUS

Unit Value of the corresponding Subaccount and, therefore, your Contract Value.


TRANSFER DURING ACCUMULATION PERIOD. During the Accumulation Period, you may transfer Contract Value among the Fixed Account and the Subaccounts in writing or by telephone. Currently, there is no minimum transfer amount. The Contract permits us to set a minimum transfer amount in the future. You may not make a transfer that would result in your allocating your Contract Value to more than twenty-one options under the Contract at one time. Please note that effective as of September 27, 2002, we will not permit you to allocate new premiums to the Subaccount that invests in the STI Classic Variable Trust International Equity Fund. However, if, as of September 27, 2002, you are enrolled in one of our automatic transaction programs, such as Dollar Cost Averaging or Portfolio Rebalancing, we will continue to effect automatic transactions involving the STI Classic Variable Trust International Equity Fund. In addition, if you currently have funds allocated to the Subaccount which invests in the STI Classic Variable Trust International Equity Fund, you may keep such investment, but may not invest additional premium payments to it.

As a general rule, we only make transfers on days when the NYSE is open for business. If we receive your request on one of those days, we will make the transfer that day. Requests received before 4:00 p.m. will be effected on that day at that day's price. Requests received after 4:00 p.m. will be effected on the next day on which the NYSE is open for business, at that day's price. If you transfer an amount from the Fixed Account to a Subaccount before the end of the applicable Guarantee Period or you allocate an amount in the Fixed Account to a new Guarantee Period before the end of the existing Guarantee Period, we usually will increase or decrease the amount by a Market Value Adjustment. The calculation of the Market Value Adjustment is described in "Market Value Adjustment" on page 23.

Transfers within 30 days after the end of the applicable Guarantee Period are not subject to a Market Value Adjustment.

The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

You may not transfer Contract Value into the Dollar Cost Averaging Fixed Account Option. You may not transfer Contract Value out of the Dollar Cost Averaging Fixed Account Option except as part of a Dollar Cost Averaging program.

We may charge you the transfer fee described on page 6, although we currently are waiving it. At any time, without notice, we may suspend, modify or terminate your privilege to make transfers via the phone, or via other electronic or automated means previously approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Variable Subaccounts in any Contract year, or to refuse any Variable Subaccount transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to the Contract Owners.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the portfolio may experience the adverse effects of market timing and excessive trading described above.


                                 14  PROSPECTUS

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in a pattern of market timing or excessive trading activity involving multiple Sub-accounts, we will require that all future transfer requests be submitted through regular U.S. mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. In addition, for Contracts issued on or after May 1, 2001, if we determine that a Contract Owner has engaged in market timing or excessive trading activity, in most states, we will also restrict that contract owner from making future additions or transfers into the impacted Sub-account(s). Any Sub-account or transfer restrictions will be uniformly applied.

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


AUTOMATIC DOLLAR COST AVERAGING PROGRAM. Under our Automatic Dollar Cost Averaging program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the Dollar Cost Averaging Fixed Account Option or a Subaccount of your choosing. The interval between transfers from the Dollar Cost Averaging Fixed Account may be monthly only. The interval between transfers from Subaccounts may be monthly, quarterly, or annually, at your option. The transfers will be made at the Accumulation Unit Value on the date of the transfer. The transfers will continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. However, if you wish to Dollar Cost Average to a Guaranteed Maturity Fixed Account Option, the minimum amount that must be transferred into any one Option is $500. We may change this minimum or grant exceptions. For each purchase payment allocated to this Option, your first monthly transfer will occur 25 days after such purchase payment. If we do not receive an allocation from you within 25 days of the purchase payment, we will transfer the payment plus associated interest to the Fidelity Money Market Variable Subaccount in equal monthly payments. You may not use the Dollar Cost Averaging program to transfer amounts from the Guaranteed Maturity Fixed Account Option.

Your request to participate in this program will be effective when we receive your completed application at the P.O. Box given on the first page of this prospectus. Call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfers under a Dollar Cost Averaging program. We will not charge a transfer fee for Dollar Cost Averaging.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this


                                 15  PROSPECTUS
program of periodic transfers generally as dollar cost averaging, periodic transfers from a Subaccount with more volatile performance experience is unlikely to produce the desired effects of dollar cost averaging as would transfers from a less volatile Subaccount. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.


PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Contract Value allocated to each Subaccount at a pre-set level. Over time, the variations in each Subaccount's investment results will shift the balance of your Contract Value allocations. Under the Portfolio Rebalancing feature, each period, if the allocations change from your desired percentages, we will automatically transfer your Contract Value, including new Purchase Payments (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually, or annually. We will not charge a transfer fee for Portfolio Rebalancing. A one-time request to rebalance the amounts allocated to the Subaccounts is not part of a Portfolio Rebalancing program and is subject to all of the requirements that are applicable to transfers. We will automatically terminate this program if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office. You may not include the Fixed Account in a Portfolio Rebalancing program.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the P.O. Box given on the first page of this prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. In your request, you may specify a date for your first rebalancing. If you specify a date fewer than 30 days after your Issue Date, your first rebalance will be delayed one month. If you request Portfolio Rebalancing in your Contract application and do not specify a date for your first rebalancing, your first rebalance will occur one period after the Issue Date. For example, if you specify quarterly rebalancing, your first rebalance will occur three months after your Issue Date. Otherwise, your first rebalancing will occur twenty-five days after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Contract Anniversary Date.

Generally, you may change the allocation percentages, frequency, or choice of Subaccounts at any time. If your total Contract Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit, or suspend Portfolio Rebalancing at any time.


                                 16  PROSPECTUS

THE INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

SEPARATE ACCOUNT INVESTMENTS


THE PORTFOLIOS. Each of the Subaccounts of the Separate Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should consult the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Subaccounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Subaccounts of the Separate Account.


PORTFOLIO               EACH PORTFOLIO SEEKS           INVESTMENT ADVISER
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital    A I M ADVISORS, INC.
 Fund - Series I (1)
-------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
-------------------------------------------------------------------------------
Alger American Growth   Long-term capital
 Portfolio - Class O     appreciation
-------------------------------------------------------
Alger American Income   To provide a high level of
 & Growth Portfolio -    dividend income.  Its
 Class O                 secondary goal is to provide
                         capital appreciation.         FRED ALGER MANAGEMENT,
-------------------------------------------------------INC.
Alger American          Long-term capital
 Leveraged AllCap        appreciation
 Portfolio - Class O
-------------------------------------------------------
Alger American MidCap   Long-term capital
 Growth Portfolio -      appreciation
 Class O
--------------------------------------------------------
Alger American Small    Long-term capital
 Capitalization          appreciation
 Portfolio - Class O
------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------
Federated Capital       High current income and        FEDERATED EQUITY
 Income Fund II          moderate capital              MANAGEMENT COMPANY OF
                         appreciation                  PENNSYLVANIA
-------------------------------------------------------------------------------
Federated High Income   High current income
 Bond Fund II                                          FEDERATED INVESTMENT
-------------------------------------------------------MANAGEMENT COMPANY
Federated Fund for      Current income
 U.S. Government
 Securities II
-------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP Asset      To obtain high total return
 Manager(SM) Portfolio   with reduced risk over the
 - Initial Class         long term by allocating its
                         assets among stocks, bonds,
                         and short-term instruments.
-------------------------------------------------------
Fidelity VIP            Long-term capital
 Contrafund(R)           appreciation.
 Portfolio - Initial
 Class
-------------------------------------------------------
Fidelity VIP            Reasonable income by
 Equity-Income           investing primarily in
 Portfolio - Initial     income-producing equity
 Class                   securities.  In choosing
                         these securities, the fund
                         will also consider the
                         potential for capital
                         appreciation.  The fund's     FIDELITY MANAGEMENT &
                         goal is to achieve a yield    RESEARCH COMPANY
                         which exceeds the composite
                         yield on the securities
                         comprising the S&P 500.
-------------------------------------------------------
Fidelity VIP Growth     To achieve capital
 Portfolio - Initial     appreciation.
 Class
-------------------------------------------------------
Fidelity VIP Index 500  Investment results that
 Portfolio - Initial     correspond to the total
 Class                   return of common stocks
                         publicly traded in the
                         United States, as
                         represented by the Standard
                         & Poor's 500(SM) Index (S&P
                         500(R)).
-------------------------------------------------------
Fidelity VIP Money      As high a level of current
 Market Portfolio -      income as is consistent with
 Initial Class           preservation of capital and
                         liquidity by investing in
                         money market instruments.
-------------------------------------------------------
Fidelity VIP Overseas   Long-term growth of capital.
 Portfolio - Initial
 Class
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
Janus Aspen Series      Long-term capital growth,
 Balanced Portfolio -    consistent with preservation
 Institutional Shares    of capital and balanced by
                         current income.
-------------------------------------------------------
Janus Aspen Series      To obtain maximum total
 Flexible Bond           return, consistent with
 Portfolio -             preservation of capital.
 Institutional Shares
 (2)
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital.   JANUS CAPITAL MANAGEMENT
 Foreign Stock                                         LLC
 Portfolio - Service
 Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Large Cap Growth        in a manner consistent with
 Portfolio -             the preservation of capital.
 Institutional Shares
 (2)
-------------------------------------------------------
Janus Aspen Series Mid  Long-term growth of capital
 Cap Growth Portfolio
 - Institutional
 Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Worldwide Growth        in a manner consistent with
 Portfolio -             the preservation of capital.
 Institutional Shares
-------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST(SM)
-------------------------------------------------------------------------------
MFS Emerging Growth     Long-term growth of capital
 Series - Initial
 Class
-------------------------------------------------------
MFS Investors Trust     To provide long-term growth
 Series - Initial        of capital and secondarily
 Class                   to provide reasonable
                         current income
-------------------------------------------------------
MFS New Discovery       Capital appreciation.          MFS(TM) INVESTMENT
 Series - Initial                                      MANAGEMENT
 Class
-------------------------------------------------------
MFS Research Series -   Long-term growth of capital
 Initial Class           and future income
-------------------------------------------------------
MFS Total Return        To provide above-average
 Series - Initial        income (compared to a
 Class                   portfolio invested entirely
                         in equity securities)
                         consistent with the prudent
                         employment of capital and
                         secondarily to provide a
                         reasonable opportunity for
                         growth of capital and
                         income.
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Main        Capital appreciation.
 Street Small Cap                                      OPPENHEIMERFUNDS, INC.
 Fund/VA - Service
 Shares
-------------------------------------------------------------------------------
PREMIER VIT
-------------------------------------------------------------------------------
Premier VIT OpCap       Growth of capital and
 Balanced Portfolio      investment income
 (3)                                                   OPCAP ADVISORS LLC
-------------------------------------------------------
Premier VIT OpCap       Capital appreciation
 Small Cap Portfolio
 (3)
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond  Maximum total return,
 Portfolio (U.S.         consistent with preservation
 Dollar-Hedged) -        of capital and prudent        PACIFIC INVESTMENT
 Administrative Shares   investment management.        MANAGEMENT COMPANY LLC
-------------------------------------------------------
PIMCO VIT Total Return  Maximum total return,
 Portfolio -             consistent with preservation
 Administrative Shares   of capital and prudent
                         investment management.
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT               Capital growth. Current        PUTNAM INVESTMENT
 International Growth    income is a secondary         MANAGEMENT, LLC
 and Income Fund -       objective.
 Class IB
-------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC
-------------------------------------------------------------------------------
Salomon Brothers        Long-term growth of capital    SALOMON BROTHERS ASSET
 Variable Investors      with current income as a      MANAGEMENT INC
 Fund - Class I          secondary objective
-------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I
-------------------------------------------------------------------------------
Scudder SVS I Bond      To provide a high level of
 Portfolio - Class A     income consistent with a
                         high quality portfolio of
                         debt securities
-------------------------------------------------------
Scudder SVS I Global    Above-average capital
 Discovery Portfolio -   appreciation over the long    DEUTSCHE INVESTMENT
 Class A                 term                          MANAGEMENT AMERICAS INC.
-------------------------------------------------------
Scudder SVS I Growth    Long-term growth of capital,
 and Income Portfolio    current income and growth of
 - Class A               income
-------------------------------------------------------
Scudder SVS I           Long-term growth of capital
 International           primarily through
 Portfolio - Class A     diversified holdings of
                         marketable foreign equity
                         investments
-------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II
-------------------------------------------------------------------------------
Scudder SVS II Total    High total return, a           DEUTSCHE INVESTMENT
 Return Portfolio -      combination of income and     MANAGEMENT AMERICAS INC.
 Class A (4)             capital appreciation
-------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST
-------------------------------------------------------------------------------
STI Classic Capital     Capital appreciation
 Appreciation Fund
-------------------------------------------------------TRUSCO CAPITAL
STI Classic             Long-term capital              MANAGEMENT, INC.
 International Equity    appreciation
 Fund (5)
-------------------------------------------------------
STI Classic Value       Current income with the
 Income Stock Fund       secondary goal of capital
                         appreciation
-------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
-------------------------------------------------------------------------------
T. Rowe Price Equity    Substantial dividend income
 Income Portfolio - I    as well as long-term growth
                         of capital.
-------------------------------------------------------T. ROWE PRICE
T. Rowe Price Mid-Cap   Long-term capital              ASSOCIATES, INC.
 Growth Portfolio - I    appreciation
 (6)
-------------------------------------------------------
T. Rowe Price New       Long-term growth of capital
 America Growth
 Portfolio - I
-------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------
T. Rowe Price           Long-term growth of capital    T. ROWE PRICE
 International Stock                                   INTERNATIONAL, INC.
 Portfolio - I
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF U.S.     Above-average total return
 Mid Cap Value           over a market cycle of three  VAN KAMPEN (7)
 Portfolio, Class I      to five years by investing
                         in common stocks and other
                         equity securities
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT          Capital growth
 Aggressive Growth                                     VAN KAMPEN ASSET
 Portfolio, Class II                                   MANAGEMENT
-------------------------------------------------------
Van Kampen LIT Growth   Long-term growth of capital
 and Income Portfolio,   and income.
 Class II
-------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
-------------------------------------------------------------------------------
Wells Fargo Advantage   Long-term capital              WELLS FARGO FUNDS
 Discovery Fund (8)      appreciation                  MANAGEMENT, LLC
-------------------------------------------------------
Wells Fargo Advantage   Long-term capital
 Opportunity Fund (8)    appreciation
-------------------------------------------------------------------------------

(1) A Fund's investment objective(s) may be changed by the Fund's Board of Trustees without shareholder approval.

(2) Effective May 1, 2005, the Janus Aspen Series Flexible Income Portfolio - Institutional Shares and Janus Aspen Series Growth Portfolio - Institutional Shares changed their names to the Janus Aspen Series Flexible Bond Portfolio
   - Institutional Shares and Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares, respectively.

(3) Effective May 1, 2005, the PAVIT OpCap Balanced Portfolio and PAVIT OpCap Small Cap Portfolio changed their names to the Premier VIT OpCap Balanced Portfolio and Premier VIT OpCap Small Cap Portfolio, respectively.

(4) Effective April 29, 2005, the Scudder SVS I Balanced Portfolio - Class A was reorganized onto the Scudder SVS II Total Return Portfolio - Class A.

(5) Effective September 27, 2002, the STI Classic International Equity Fund is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to September 27, 2002, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program.
    Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) Effective 5/1/04, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the
   T. Rowe Price Mid-Cap Growth Portfolio - I you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as Portfolio Rebalancing or Dollar Cost Averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.

(7) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(8) Effective 4/8/05, the Strong Mid Cap Growth Fund II - Investor Class and Strong Opportunity Fund II - Investor Class were reorganized into the Wells Fargo Advantage Discovery Fund and Wells Fargo Advantage Opportunity Fund, respectively.

Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying Prospectuses of the Portfolios for further information.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Subaccount are separate and are credited to or charged against the particular Subaccount without regard to income, gains or losses from any other Subaccount or from any other part of our business. We will use the net Purchase Payments you allocate to a Subaccount to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Some of the Portfolios have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Lincoln Benefit will bear the attendant expenses.


VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Subaccounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your


                                 20  PROSPECTUS
instructions are needed. We will also provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of shares for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, before the Annuity Date, you are the person entitled to give voting instructions. After the Annuity Date, the payee is that person. Retirement plans, however, may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.


ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Purchase Payments under the Contract. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Subaccounts:

  (a) to operate the Separate Account in any form permitted by law;

  (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

  (c) to transfer assets from one Subaccount to another, or from any subaccount to our general account;

  (d) to add, combine, or remove Subaccounts in the Separate Account; and

  (e) to change the way in which we assess charges, as long as the total charges do not exceed the maximum amount that may be charged the Separate Account and the Portfolios in connection with the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.


THE FIXED ACCOUNT

GENERAL. You may allocate part or all of your Purchase Payments to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Loan payments may not be allocated to the Fixed Account(s). Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts. The Fixed Account may not be available in all states. Please contact us at 1-800-865-5237 for current information.


GUARANTEED MATURITY FIXED ACCOUNT OPTION. We will credit interest to each amount allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to this option. We will declare the interest rate that we will guarantee to credit to that amount for that Guarantee Period. Each amount allocated to a Guarantee Period under this option must be at least $500. We reserve the right to limit the number of additional Purchase Payments that may be allocated to this option.

We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may offer Guarantee Periods ranging from one to ten years in length. We will decide in our discretion which Guarantee Periods to offer. Currently, we offer Guarantee Periods of one, three, five, seven and ten years. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will credit interest daily to each amount allocated to a Guarantee Period under this option at a rate which compounds to the effective annual interest rate that we


                                 21  PROSPECTUS
declared at the beginning of the applicable Guarantee Period. We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

The following example illustrates how a Purchase Payment allocated to this option would grow, given an assumed Guarantee Period and effective annual interest rate:

EXAMPLE
Purchase Payment                     $10,000
Guarantee Period                           5years
Effective Annual Rate                   4.50%



                                           END OF CONTACT YEAR
                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                        ----------  ----------  ----------  ----------  ------------
Beginning Contract
 Value                  $10,000.00
 X (1 + Effective
 Annual Rate)              X 1.045
                        ----------
                        $10,450.00
Contract Value at end
 of Contract Year                   $10,450.00
 X (1 + Effective
 Annual Rate)                          X 1.045
                                    ----------
                                    $10,920.25
Contract Value at end
 of Contract Year                               $10,920.25
 X (1 + Effective
 Annual Rate)                                      X 1.045
                                                ----------
                                                $11,411.66
Contract Value at end
 of Contract Year                                           $11,411.66
 X (1 + Effective
 Annual Rate)                                                  X 1.045
                                                            ----------
                                                            $11,925.19
Contract Value at end
 of Contract Year                                                        $11,925.19
 X (1 + Effective
 Annual Rate)                                                               X 1.045
                                                                         ----------
                                                                         $12,461.82



Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 -
$10,000)

NOTE: This example assumes no withdrawals during the entire five-year Guarantee
   Period. If you were to make a partial withdrawal, you might be required to pay a Withdrawal Charge and the amount withdrawn might be increased or decreased by a Market Value Adjustment. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on relevant factors such as then current interest rates, regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. For current interest rate information, please contact us at 1-800- 865-5237.

WE WILL DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE.

At the end of each Guarantee Period, we will mail you a notice asking you what to do with the relevant amount, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) take no action. If so, we will automatically keep the relevant amount in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period will be the same length as the expiring Guarantee Period and will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for Guarantee Periods of that length; or

2) allocate the relevant Contract Value to one or more new Guarantee Periods of your choice in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) instruct us to transfer all or a portion of the relevant amount to one or more Subaccounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) withdraw all or a portion of the relevant amount through a partial withdrawal. You may be required to pay a Withdrawal Charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. The amount withdrawn will be deemed to have been withdrawn on the day the Guarantee Period ends.

Under our Automatic Laddering Program, you may choose, in advance, to use Guarantee Periods of the same length for all renewals in the Guaranteed Maturity Fixed


                                 22  PROSPECTUS

Account Option. You can select this program at any time during the Accumulation Period, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this program at any time.


MARKET VALUE ADJUSTMENT. We may increase or decrease the amount of some transactions involving your investment in the Guaranteed Maturity Fixed Account Option to include a Market Value Adjustment. The formula for determining Market Value Adjustments reflects changes in interest rates since the beginning of the relevant Guarantee Period. As a result, you will bear some of the investment risk on amounts allocated to the Guaranteed Maturity Fixed Account Option.

As a general rule, we will apply a Market Value Adjustment to the following transactions involving your Fixed Account balance:

1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option in an amount greater than the Free Withdrawal Amount, as described on page 22;

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Subaccounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4) when you annuitize your Contract; and

5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction, to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) you make a withdrawal to satisfy the IRS' required minimum distribution rules for this Contract; or

3) it is a transfer that is part of a Dollar Cost Averaging program.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment. This formula primarily compares:

1) the Treasury Rate at the time of the relevant transaction for a maturity equal in length to the relevant Guarantee Period; and

2) the Treasury Rate at the beginning of the Guarantee Period for a maturity equal in length to the Guarantee Period.

Generally, if the Treasury Rate at the beginning of the Guarantee Period is higher than the corresponding current Treasury Rate, then the Market Value Adjustment will increase the amount payable to you or transferred. Similarly, if the Treasury Rate at the beginning of the Guarantee Period is lower than the corresponding current Treasury Rate, then the Market Value Adjustment will reduce the amount payable to you or transferred.

For example, assume that you purchased a Contract and selected an initial Guarantee Period of five years and the five-year Treasury Rate for that duration is 4.50%. Assume that at the end of three years, you make a partial withdrawal. If, at that later time, the current five-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Similarly, if the current five-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may also allocate Purchase Payments to the Dollar Cost Averaging Fixed Account Option. We will credit interest to Purchase Payments allocated to this option for up to one year at the current rate that we declare when you make the allocation. The effective annual rate will never be less than 3%. You may not transfer funds to this option from the Subaccounts or the Guaranteed Maturity Fixed Account Option. We will follow your instructions in transferring amounts from this option to the Subaccounts or the Guaranteed Maturity Fixed Account Option on a monthly basis only, as described in "Automatic Dollar Cost Averaging Program" on page 16 of this prospectus.


ANNUITY BENEFITS

ANNUITY DATE. You may select the Annuity Date, which is the date on which annuity payments are to begin, in your application. The Annuity Date must always be the business day on or immediately following the tenth day of a calendar month.

The Annuity Date may be no later than the Latest Annuity Date. As a general rule, the Latest Annuity Date is on or immediately following the later of the 10th Contract Anniversary or the youngest Annuitant's 90th birthday. If your Contract was issued pursuant to a Qualified Plan, however, the Tax Code generally requires you to begin to take at least a minimum distribution by the later of:

.. the year of your separation from service; or

.. April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

If your Contract is issued pursuant to Section 408 of the Tax Code (traditional
IRAs), you must begin taking minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. No minimum distributions are required by the Tax Code for Contracts issued pursuant to
Section 408A (Roth IRAs).

If your Contract was purchased by a Qualified Plan, we may require you to annuitize by the date required by the


                                 23  PROSPECTUS

Tax Code, unless you show us that you are meeting the minimum distribution requirements in some other way.

If you do not select an Annuity Date, the Latest Annuity Date will automatically become the Annuity Date. You may change the Annuity Date by writing to us at the address given on the first page of the prospectus.


ANNUITY OPTIONS. You may elect an Annuity Option at any time before the Annuity Date. As part of your election, you may choose the length of the applicable guaranteed payment period within the limits available for your chosen Option. If you do not select an Annuity Option, we will pay monthly annuity payments in accordance with the applicable default Option. The default Options are:

.. Option A with 10 years (120 months) guaranteed, if you have designated only one Annuitant; and

.. Option B with 10 years (120 months) guaranteed, if you have designated joint
  Annuitants.

You may freely change your choice of Annuity Option, as long as you request the change at least thirty days before the Annuity Date.

Three Annuity Options are generally available under the Contract. Each is available in the form of:

.. a Fixed Annuity;

.. a Variable Annuity; or

.. a combination of both Fixed and Variable Annuity.

The three Annuity Options are:

OPTION A: LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay income payments to the Beneficiary until the guaranteed number of payments has been paid. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

OPTION B: JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay income payments to the Beneficiary until the guaranteed number of payments has been paid. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

OPTION C, PAYMENTS FOR A SPECIFIED PERIOD CERTAIN OF 5 YEARS TO 30 YEARS. We make periodic payments for the period you have chosen. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary. If you elect this option, and request Variable Annuity payments, you may at any time before the period expires request a lump sum payment. If you elected Variable Annuity payments, the lump sum payment will depend on:

.. the investment results of the Subaccounts you have selected,

.. the Contract Value at the time you elected annuitization, and

.. the length of the remaining period for which the payee would be entitled to payments.

No lump sum payment is available if you request Fixed Annuity payments. If you purchased your Contract under a retirement plan, you may have a more limited selection of Annuity Options to choose from. You should consult your Plan documents to see what is available.

If you choose Income Plan A or B, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

You may not "annuitize" your Contract for a lump sum payment. Instead, before the Annuity Date you may surrender your Contract for a lump sum. As described on page 24 below, however, we will subtract any applicable Withdrawal Charge and increase or decrease your surrender proceeds by any applicable Market Value Adjustment.


OTHER OPTIONS. We may have other Annuity Options available. You may obtain information about them by writing or calling us.

If your Contract is issued under Sections 401, 403(b), 408 or 408A of the Tax Code, we will only make payments to you and/or your spouse.


ANNUITY PAYMENTS: GENERAL. On the Annuity Date, we will apply the Annuitized Value of your Contract to the Annuity Option you have chosen. Your annuity payments may consist of Variable Annuity payments or Fixed Annuity payments or a combination of the two. We will determine the amount of your annuity payments as described in "Variable Annuity Payments" and "Fixed Annuity Payments" beginning on page 25.

You must notify us in writing at least 30 days before the Annuity Date how you wish to allocate your Annuitized Value between Variable Annuity and Fixed Annuity payments. You must apply at least the Contract Value in the Fixed Account on the Annuity Date to Fixed Annuity payments. If you wish to apply any portion of your Fixed Account balance to your Variable Annuity payments, you should plan ahead and transfer that amount to the


                                 24  PROSPECTUS

Subaccounts prior to the Annuity Date. If you do not tell us how to allocate your Contract Value among Fixed and Variable Annuity payments, we will apply your Contract Value in the Separate Account to Variable Annuity payments and your Contract Value in the Fixed Account to Fixed Annuity payments.

Annuity payments begin on the Annuity Date. We make subsequent annuity payments on the tenth of the month or, if the NYSE is closed on that day, the next day on which the NYSE is open for business.

Annuity payments will be made in monthly, quarterly, semi-annual or annual installments as you select. If the amount available to apply under an Annuity Option is less than $5,000, however, and state law permits, we may pay you a lump sum instead of the periodic payments you have chosen. In addition, if the first annuity payment would be less than $50, and state law permits us, we may reduce the frequency of payments so that the initial payment will be at least $50.

We may defer for up to 15 days the payment of any amount attributable to a Purchase Payment made by check to allow the check reasonable time to clear.

YOU MAY NOT WITHDRAW CONTRACT VALUE DURING THE ANNUITY PERIOD, IF WE ARE MAKING PAYMENTS TO YOU UNDER ANY ANNUITY OPTION, SUCH AS OPTION A OR B ABOVE, INVOLVING PAYMENT TO THE PAYEE FOR LIFE OR ANY COMBINATION OF PAYMENTS FOR LIFE AND MINIMUM GUARANTEE PERIOD FOR A PREDETERMINED NUMBER OF YEARS.


VARIABLE ANNUITY PAYMENTS. One basic objective of the Contract is to provide Variable Annuity Payments which will to some degree respond to changes in the economic environment. The amount of your Variable Annuity Payments will depend upon the investment results of the Subaccounts you have selected, any premium taxes, the age and sex of the Annuitant, and the Annuity Option chosen. We guarantee that the Payments will not be affected by (1) actual mortality experience and (2) the amount of our administration expenses.

We cannot predict the total amount of your Variable Annuity payments. The Variable Annuity payments may be more or less than your total Purchase Payments because (a) Variable Annuity payments vary with the investment results of the underlying Portfolios; and (b) Annuitants may die before their actuarial life expectancy is achieved.

The length of any guaranteed payment period under your selected Annuity Option will affect the dollar amounts of each Variable Annuity payment. As a general rule, longer guarantee periods result in lower periodic payments, all other things being equal. For example, if a life Annuity Option with no minimum guaranteed payment period is chosen, the Variable Annuity payments will be greater than Variable Annuity payments under an Annuity Option for a minimum specified period and guaranteed thereafter for life.

The investment results of the Subaccounts to which you have allocated your Contract Value will also affect the amount of your periodic payment. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 31/2%. If the actual net investment return is less than the assumed investment rate, then the dollar amount of the Variable Annuity payments will decrease. The dollar amount of the Variable Annuity payments will stay level if the net investment return equals the assumed investment rate and the dollar amount of the Variable Annuity payments will increase if the net investment return exceeds the assumed investment rate. You should consult the Statement of Additional Information for more detailed information as to how we determine Variable Annuity Payments.


FIXED ANNUITY PAYMENTS. You may choose to apply a portion of your Annuitized Value to provide Fixed Annuity payments. We determine the Fixed Annuity payment amount by applying the applicable Annuitized Value to the Annuity Option you have selected.

As a general rule, subsequent Fixed Annuity payments will be equal in amount to the initial payment. However, as described in "Transfers During the Annuity Period" below, after the Annuity Date, you will have a limited ability to increase the amount of your Fixed Annuity payments by making transfers from the Subaccounts.

We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit any applicable interest at a rate at least as high as state law requires.


TRANSFERS DURING THE ANNUITY PERIOD. During the Annuity Period, you will have a limited ability to make transfers among the Subaccounts so as to change the relative weighting of the Subaccounts on which your Variable Annuity payments will be based. In addition, you will have a limited ability to make transfers from the Subaccounts to increase the proportion of your annuity payments consisting of Fixed Annuity payments. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.

You may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Subaccounts or make transfers from the Subaccounts to increase your Fixed Annuity payments. Your transfers must be at least six months apart.


DEATH BENEFIT DURING ANNUITY PERIOD. If any Contract Owner dies after the Annuity Date, the successor Contract Owner will receive any guaranteed annuity payments scheduled to continue. If the successor Owner dies before all of the guaranteed payments have been made, we will continue the guaranteed payments to the Beneficiary(ies). After annuity payments begin, upon the death of the Annuitant and any Joint Annuitant, we


                                 25  PROSPECTUS
will make any remaining guaranteed payments to the Beneficiary. The amount and number of these guaranteed payments will depend on the Annuity Option in effect at the time of the Annuitant's death. After the Annuitant's death, any remaining guaranteed payments will be distributed at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CERTAIN EMPLOYEE BENEFIT PLANS. The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


OTHER CONTRACT BENEFITS

DEATH BENEFIT:  GENERAL.  We will pay a distribution on death, if:

1) the Contract is in force;

2) annuity payments have not begun; and

3) either:

  (a) any Owner dies; or

  (b) any Annuitant dies and the Owner is a non-living person.


DUE PROOF OF DEATH. A complete request for settlement of the Death Proceeds must be submitted before the Annuity Date. Where there are multiple Beneficiaries, we will value the Death Benefit at the time the first Beneficiary submits a complete request for settlement of the Death Proceeds. A complete request must include "Due Proof of Death". We will accept the following documentation as Due Proof of Death:

.. a certified original copy of the Death Certificate;

.. a certified copy of a court decree as to the finding of death; or

.. a written statement of a medical doctor who attended the deceased at the time of death.

In addition, in our discretion we may accept other types of proof.


DEATH PROCEEDS. If we receive a complete request for settlement of the Death Proceeds within 180 days of the date of your death, the Death Proceeds are equal to the Death Benefit described below. Otherwise, the Death Proceeds are equal to the greater of the Contract Value or the Surrender Value. We reserve the right to waive or extend, on a nondiscriminatory basis, the 180-day period in which the Death Proceeds will equal the Death Benefit as described below. This right applies only to the amount payable as Death Proceeds and in no way restricts when the claim may be filed.


DEATH BENEFIT AMOUNT. The standard Death Benefit under the Contract is the greatest of the following:

1) the total Purchase Payments, less a withdrawal adjustment for any prior partial withdrawals;

2) the Contract Value on the date as of which we calculate the Death Benefit.

3) the Surrender Value;

4) the Contract Value on the seventh Contract Anniversary and each subsequent Contract Anniversary evenly divisible by seven, increased by the total Purchase Payments since that anniversary and reduced by a withdrawal adjustment for any partial withdrawals since that anniversary.

The withdrawal adjustment for the Death Benefit will equal (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately before the withdrawal; and

(c) = the value of the applicable Death Benefit immediately before the withdrawal.

As described on page 28, you may add optional riders that in some circumstances may increase the Death Benefit under your contract.

DEATH BENEFIT PAYMENTS

1. If your spouse is the sole beneficiary:

  (a) Your spouse may elect to receive the Death Proceeds in a lump sum; or

  (b) Your spouse may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

   (i) over the life of your spouse; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse; or

   (iii) over the life of your spouse with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse.

  (c) If your spouse chooses to continue the Contract, or does not elect one of these options, then the Contract will continue in the Accumulation Period as if the death had not occurred. If the Contract is continued in the Accumulation Period, the following conditions apply.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Subaccounts.
 This excess


                                 26  PROSPECTUS
will be allocated in proportion to your Contract Value in those Subaccounts as of the end of the Valuation Period during which we receive the complete request for settlement of the Death Proceeds, except that any portion of this excess attributable to the fixed account options will be allocated to the Money Market Subaccount. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i) transfer all or a portion of the excess among the Subaccounts;

   (ii) transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Subaccounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as the free transfer allowed each calendar month and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge or Market Value Adjustment.

Prior to the Annuity Date, the death benefit of the continued Contract will be as defined in the Death Benefit provision.

Only one spousal continuation is allowed under this Contract.

If there is no Annuitant at that time, the new Annuitant will be the surviving spouse.

2. If the Beneficiary is not your spouse but is a living person:

  (a) The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

  (b) The Beneficiary may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

   (i) over the life of the Beneficiary; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary; or

   (iii) over the life of the Beneficiary with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary.

  (c) If the Beneficiary does not elect one of the options above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Subaccount and the Contract Value will be adjusted accordingly. The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 15 and Transfer Fees on page 34 during this 5-year period.

The Beneficiary may not pay additional purchase payments into the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5-year period.

We reserve the right to offer additional options upon the death of the Contract Owner.

If the Beneficiary dies before the complete liquidation of the Contract Value, then the Beneficiary's named Beneficiary(ies) will receive the greater of the Surrender Value or the remaining Contract Value. This amount must be liquidated as a lump sum within 5 years of the date of the original Contract Owner's death.

3. If the Beneficiary is a corporation or other type of non-living person:

  (a) The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

  (b) If the Beneficiary does not elect to receive the option above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Subaccount. The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 15 and Transfer Fees on page 34 during this 5-year period.

The Beneficiary may not pay additional purchase payments into the contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any Beneficiary is a non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Under any of these options, all contract rights, subject to any restrictions previously placed upon the Beneficiary, are available to the Beneficiary from the date of your death to the date on which the Death Proceeds are paid.

Different rules may apply to Contracts issued in connection with Qualified
Plans.

We offer different optional riders under this Contract. If you elect an optional rider, we will charge you a higher mortality and expense charge. We may discontinue


                                 27  PROSPECTUS
offering one or more Riders at any time. The benefits under the Riders are described below. The benefits in the riders discussed below may not be available in all states. For example, the Enhanced Death Benefit, Enhanced Income Benefit and all versions of the Enhanced Death and Income Benefit riders issued in Washington state do not contain the Enhanced Death Benefit B or Enhanced Income Benefit B provisions that are described below. Further they may be offered in certain states as a benefit of the base contract rather than as a separate rider. In those states, the expense charge will remain the same for the benefit.

ENHANCED DEATH BENEFIT RIDER: When you purchase your Contract, you may select the Enhanced Death Benefit Rider. This Rider is available if the oldest Owner or Annuitant is age 80 or less at issue. If you are not an individual, the Enhanced Death Benefit applies only to the Annuitant's death. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.
 If you select this Rider, the Death Benefit will be the greater of the value provided in your Contract or the Enhanced Death Benefit. The Enhanced Death Benefit will be the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B, defined below.

ENHANCED INCOME BENEFIT RIDER: When you purchase your Contract you may select the Enhanced Income Benefit Rider if available in your state. Lincoln Benefit Life no longer offers this Rider in most states. This Rider is available if the oldest Owner or Annuitant is age 75 or less at issue. If you select this Rider, you may be able to receive higher annuity payments in certain circumstances.
As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the greater of Enhanced Income Benefit A or Enhanced Income Benefit B, defined below, on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

  (a) on or after the tenth Contract Anniversary;

  (b) before the Annuitant's age 90; and

  (c) within a 30-day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the Contract for either a single life with a period certain, or joint lives with a period certain of at least:

  (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

  (b) 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

The Enhanced Income Benefit under this Rider only applies to the determination of income payments under the income options described above. It is not a guarantee of Contract Value or performance. The benefit does not enhance the
amounts paid in partial withdrawals, surrenders or death benefits.   In
addition, under some circumstances, you will receive higher initial income payments by applying your Contract Annuitized Value to one of the standard Annuity Options instead of utilizing this optional benefit. If you surrender your Contract, you will not receive any benefit under this Rider.

ENHANCED INCOME BENEFIT A. At issue, the Enhanced Income Benefit A is equal to the initial purchase payment. After issue, Enhanced Income Benefit A is recalculated as follows:

.. When you make a Purchase Payment, we will increase the Enhanced Income Benefit
  A by the amount of your Purchase Payment;

.. When you make a withdrawal, we will decrease Enhanced Income Benefit A by a withdrawal adjustment as defined below;

.. On each Contract Anniversary, the Enhanced Income Benefit A is equal to the greater of the Contract Value or the most recently calculated Enhanced Income Benefit A.

If you do not make any additional Purchase Payments or withdrawals, the Enhanced Income Benefit A will be the greatest of all Contract Anniversary Contract Values prior to the date we calculate the Enhanced Income Benefit.

We will continuously adjust Enhanced Income Benefit A; as described above, until the oldest Contract Owner's 85th birthday, or if the Contract Owner is not a living individual, the oldest Annuitant's 85th birthday. Thereafter, we will adjust Enhanced Income Benefit A only for Purchase Payments and withdrawals.

ENHANCED INCOME BENEFIT B. Enhanced Income Benefit B is equal to your total Purchase Payments reduced by any withdrawal adjustments, accumulated daily at an effective annual interest rate of 5% per year, until the earlier of:

  (a) the date we determine the income benefit;

  (b) the first day of the month following the oldest Contract Owner's 85th birthday, or the first day of the month following the oldest Annuitant's 85th birthday, if the Contract Owner is not a living individual.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c) where,

(a) is the withdrawal amount;

(b) is the Contract Value immediately prior to the withdrawal;


                                 28  PROSPECTUS

(c) is the most recently calculated Enhanced Income Benefit A or B, as applicable.

ENHANCED DEATH AND INCOME BENEFIT RIDER II: When you purchase your Contract and if available in your state, you may select the Enhanced Death and Income Benefit Rider II. Lincoln Benefit Life no longer offers this Rider in most states. This Rider is available if the oldest Owner or Annuitant is age 75 or less at issue.
 This Rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B, defined below, on the Annuity Date.
 We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

  (a) on or after the tenth Contract Anniversary;

  (b) before the Annuitant's age 90; and

  (c) within a 30-day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the contract for either a single life with a period certain, or joint lives with a period certain of at least:

  (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

  (b) 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

ENHANCED DEATH AND INCOME BENEFIT RIDER. This Rider was previously available if the oldest Owner or Annuitant is age 75 or less at issue. This rider is no longer available. This Rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the value of the Enhanced Death Benefit on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is on or
after the tenth Contract Anniversary, but before the Annuitant's age 90.   On
the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for payments guaranteed for either a single life with a period certain or joint lives with a period certain of at least:

  (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

  (b) at least 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

ENHANCED DEATH BENEFIT A. At issue, Enhanced Death Benefit A is equal to the initial Purchase Payment. After issue, Enhanced Death Benefit A is adjusted whenever you pay a Purchase Payment or make a withdrawal and on each Contract Anniversary as follows:

.. When you pay a Purchase Payment, we will increase Enhanced Death Benefit A by the amount of the Purchase Payment;

.. When you make a withdrawal, we will decrease Enhanced Death Benefit A by a withdrawal adjustment, as described below; and

.. On each Contract Anniversary, we will set Enhanced Death Benefit A equal to the greater of the Contract Value on that Contract Anniversary or the most recently calculated Enhanced Death Benefit A.

If you do not pay any additional purchase payments or make any withdrawals, Enhanced Death Benefit A will equal the greatest of the Contract Value on the Issue Date and all Contract Anniversaries prior to the date we calculate any death benefit.

We will continuously adjust Enhanced Death Benefit A as described above until the oldest Contract Owner's 85th birthday or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. Thereafter, we will adjust Enhanced Death Benefit A only for Purchase Payments and withdrawals.

ENHANCED DEATH BENEFIT B. Enhanced Death Benefit B is equal to your total Purchase Payments, reduced by any withdrawal adjustments, accumulated daily at an effective annual rate of 5% per year, until the earlier of:

  (a) the date we determine the death benefit,

  (b) the first day of the month following the oldest Contract Owner's 85th birthday; or

  (c) the first day of the month following the oldest Annuitant's 85th birthday, if the Contract Owner is not a living individual.

Thereafter, we will only adjust Enhanced Death Benefit B to reflect additional Purchase Payments and withdrawals. Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any nonforfeiture laws that govern the Contract.


                                 29  PROSPECTUS

The withdrawal adjustment for both Enhanced Death Benefit A and Enhanced Death Benefit B will equal (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately before the withdrawal; and

(c) = the most recently calculated Enhanced Benefit A or B, as appropriate.


BENEFICIARY. You name the Beneficiary. You may name a Beneficiary in the application. You may also name one or more contingent Beneficiaries who are entitled to receive benefits under the contract if all primary Beneficiaries are deceased at the time a Contract Owner, or Annuitant if the Contract Owner is not a living person, dies. You may change the Beneficiary or add additional Beneficiaries at any time before the Annuity Date. We will provide a form to be signed and filed with us.

Your changes in Beneficiary take effect when we accept them, effective as of the date you signed the form. Until we accept your change instructions, we are entitled to rely on your most recent instructions in our files. We are not liable for making a payment to a Beneficiary shown in our files or treating that person in any other respect as the Beneficiary prior to accepting a change. Accordingly, if you wish to change your beneficiary, you should deliver your instructions to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living, the Beneficiary will be:

.. your spouse if he or she is still alive; or, if he or she is no longer alive,

.. your surviving children equally; or if you have no surviving children,

.. your estate.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Contract Owner or Annuitant, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original shares of the remaining beneficiaries.

If more than one Beneficiary shares in the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share. Each Beneficiary will exercise all rights related to his or her share, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all beneficiaries will be considered to be non-living persons.

You may specify that the Death Benefit be paid under a specific income Plan by submitting a written request to our Service Center. If you so request, your Beneficiary may not change to a different Income Plan or lump sum. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the changes.

Different rules may apply to Contracts issued in connection with Qualified
Plans.


CONTRACT LOANS FOR 403(B) CONTRACTS. Subject to the restrictions described below, we will make loans to the Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Tax Code. Loans are not available under Non-Qualified Contracts. We will only make loans after the free look period and before annuitization. All loans are subject to the terms of the Contract, the relevant Plan, and the Tax Code, which impose restrictions on loans.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the Surrender Value of your Contract on the date of the loan. In addition, we will not make a loan to you if the total of the requested loan and all of the plan participant's Contract loans under TSA plans is more than the lesser of (a) or (b) where:

  (a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

  (b) equals the greater of $10,000 or half of the Surrender Value.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Annuity Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Tax Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Separate Account and/or the Fixed Account to the Loan Account as collateral for the loan. We will transfer to the Loan Account amounts from the Separate Account in proportion to the assets in each Subaccount. If your loan amount is greater than your Contract Value in the Subaccounts, we will transfer the remaining required collateral from the Guaranteed Maturity Fixed Account Options. If your loan amount is greater than your contract value in the Subaccounts and the Guaranteed Maturity Fixed Account Options, we will


                                 30  PROSPECTUS
transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Option.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Subaccounts or the Fixed Account. We may, however, apply a Market Value Adjustment to a transfer from the Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Subaccounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

1) the Death Proceeds;

2) surrender proceeds;

3) the amount available for partial withdrawal;

4) the amount applied on the Annuity Date to provide annuity payments; and

5) the amount applied on the Annuity Date to provide annuity payments under the Enhanced Income Benefit Rider, Enhanced Death and Income Benefit Rider, or the Enhanced Death and Income Benefit Rider II.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Subaccount(s) in the proportion that you have selected for Purchase Payments. Allocations of loan payments are not permitted to the Fixed Accounts (Guaranteed Maturity Fixed Account and Dollar Cost Averaging Fixed Account Option). If your Purchase Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the Fidelity Money Market Subaccount.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. We will capitalize interest on a loan in default.

If the total loan balance exceeds the Surrender Value, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.


WITHDRAWALS (REDEMPTIONS). Except as explained below, you may redeem a Contract for all or a portion of its Contract Value before the Annuity Date. We may impose a Withdrawal Charge, which would reduce the amount paid to you upon redemption. The Withdrawal Charges are described on page 34. Withdrawals from the Fixed Account may be increased or decreased by a Market Value Adjustment, as described in "Market Value Adjustment" on page 23.

In general, you must withdraw at least $50 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Subaccount. If your request for a partial withdrawal would reduce the Contract Value to less than $500, we may treat it as a request for a withdrawal of your entire Contract Value, as described in "Minimum Contract Value" on page 33. Your Contract will terminate if you withdraw all of your Contract Value

Withdrawals taken prior to annuitization are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distribution of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

We may be required to withhold 20% of withdrawals and distributions from Contracts issued in connection with certain Qualified Plans, as described on page 41.

To make a withdrawal, you must send us a written withdrawal request or systematic withdrawal program enrollment form. You may obtain the required forms from us at the address and phone number given on the first page of this prospectus.

For partial withdrawals, you may allocate the amount among the Subaccounts and the Fixed Accounts. If we do


                                 31  PROSPECTUS
not receive allocation instructions from you, we usually will allocate the partial withdrawal proportionately among the Subaccounts and the Guaranteed Maturity Fixed Account Options based upon the balance of the Subaccounts and the Guaranteed Maturity Fixed Account Options, with any remainder being distributed from the Dollar Cost Averaging Fixed Account Option. You may not make a partial withdrawal from the Fixed Account in an amount greater than the total amount of the partial withdrawal multiplied by the ratio of the value of the Fixed Account to the Contract Value immediately before the partial withdrawal.

If you request a total withdrawal, you must send us your Contract. The Surrender Value will equal the Contract Value minus any applicable Withdrawal Charge and adjusted by any applicable Market Value Adjustment. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract as described on page 34. We determine the Surrender Value based on the Contract Value next computed after we receive a properly completed surrender request. We will usually pay the Surrender Value within seven days after the day we receive a completed request form. However, we may suspend the right of withdrawal from the Separate Account or delay payment for withdrawals for more than seven days in the following circumstances:

1) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of Accumulation Unit Values is not reasonably practicable; or

3) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment from the Fixed Account for more than 30 days, we will pay interest as required by applicable law.

You may withdraw amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Tax Code) only in the following circumstances:

1) when you attain age 59 1/2;

2) when you terminate your employment with the plan sponsor;

3) upon your death;

4) upon your disability as defined in Section 72(m)(7) of the Tax Code; or

5) in the case of hardship.

If you seek a hardship withdrawal, you may only withdraw amounts attributable to your Purchase Payments; you may not withdraw any earnings. These limitations on withdrawals apply to:

1) salary reduction contributions made after December 31, 1988;

2) income attributable to such contributions; and

3) income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect transfers between certain Qualified Plans. Additional restrictions and limitations may apply to distributions from any Qualified Plan. Tax penalties may also apply. You should seek tax advice regarding any withdrawals or distributions from Qualified Plans.


SYSTEMATIC WITHDRAWAL PROGRAM. If your Contract is a non-Qualified Contract or IRA, you may participate in our Systematic Withdrawal Program. You must complete an enrollment form and send it to us. You must complete the withholding election section of the enrollment form before the systematic withdrawals will begin. You may choose withdrawal payments of a flat dollar amount, earnings, or a percentage of Purchase Payments. You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis. Systematic withdrawals will be deducted from your Subaccount and Fixed Account balances, excluding the Dollar Cost Averaging Fixed Account, on a pro rata basis.

Depending on fluctuations in the net asset value of the Subaccounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. The minimum amount of each systematic withdrawal is $50.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


ERISA PLANS. A married participant may need spousal consent to receive a distribution from a Contract issued in connection with a Qualified Plan or a Non-Qualified Plan covered by to Title 1 of ERISA. You should consult an adviser.


MINIMUM CONTRACT VALUE. If as a result of withdrawals your Contract Value would be less than $500 and you have not made any Purchase Payments during the previous three full calendar years, we may terminate your Contract and distribute its Surrender Value to you. Before we do this, we will give you 60 days notice. We will not terminate your Contract on this ground if the Contract Value has fallen below $500 due to either a decline in Accumulation Unit Value or the imposition of fees and charges. In addition, in some states we are not permitted to terminate Contracts on this ground.


                                 32  PROSPECTUS

Different rules may apply to Contracts issued in connection with Qualified
Plans.


CONTRACT CHARGES
We assess charges under the Contract in three ways:

1) as deductions from Contract Value for contract maintenance charges and, if applicable, for premium taxes;

2) as charges against the assets of the Separate Account for administrative expenses and for the assumption of mortality and expense risks; and

3) as Withdrawal Charges (contingent deferred sales charges) subtracted from withdrawal and surrender payments.

In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. Those fees and expenses are summarized in the Fee Tables on pages 6, and described more fully in the Prospectuses and Statements of Additional Information for the Portfolios.


MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge from each Subaccount during each Valuation Period. The mortality and expense risk charge is equal, on an annual basis, to 1.15% of the average net asset value of each Subaccount. The mortality risks arise from our contractual obligations:

1) to make annuity payments after the Annuity Date for the life of the Annuitant(s);

2) to waive the Withdrawal Charge upon your death; and

3) to provide the Death Benefit prior to the Annuity Date. A detailed explanation of the Death Benefit may be found beginning on page 27.

The expense risk is that it may cost us more to administer the Contracts and the Separate Account than we receive from the contract maintenance charge and the administrative expense charge. We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Period and the Annuity Period.

If you select the Enhanced Death Benefit Rider, your mortality and expense risk charge will be 1.35% of average net asset value of each Subaccount. If you select the Enhanced Income Rider, your mortality and expense risk charge will be 1.50% of average daily net asset value of each Subaccount. If you select the Enhanced Death and Income Benefit Rider, your mortality and expense risk charge will be 1.55% of average daily net asset value of each Subaccount. If you select the Enhanced Death and Income Benefit Rider II, your mortality and expense risk charge will be 1.70% of average daily net asset value of each Subaccount. We charge a higher mortality and expense risk charge for the Riders to compensate us for the additional risk that we accept by providing the Riders. We will calculate a separate Accumulation Unit Value for the base Contract, and for Contracts with each type of Rider, in order to reflect the difference in the mortality and expense risk charges.


ADMINISTRATIVE CHARGES.

CONTRACT MAINTENANCE CHARGE. We charge an annual contract maintenance charge of $35 on your Contract. The amount of this charge is guaranteed not to increase. This charge reimburses us for our expenses incurred in maintaining your Contract.

Before the Annuity Date, we assess the contract maintenance charge on each Contract Anniversary. To obtain payment of this charge, on a pro rata basis we will allocate this charge among the Subaccounts to which you have allocated your Contract Value, and redeem Accumulation Units accordingly. We will waive this charge if you pay more than $50,000 in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account. If you surrender your Contract, we will deduct the full $35 charge as of the date of surrender, unless your Contract qualifies for a waiver.

After the Annuity Date and if allowed in your state, we will subtract this charge in equal parts from each of your annuity payments. We will waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all of your annuity payments are Fixed Annuity payments.


ADMINISTRATIVE EXPENSE CHARGE. We deduct an administrative expense charge from each Subaccount during each Valuation Period. This charge is equal, on an annual basis, to 0.10% of the average net asset value of the Subaccounts. This charge is designed to compensate us for the cost of administering the Contracts and the Separate Account. The administrative expense charge is assessed during both the Accumulation Period and the Annuity Period.


TRANSFER FEE. We currently are waiving the transfer fee. The Contract, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Portfolio Rebalancing program.

The transfer fee will be deducted from Contract Value that remains in the Subaccount(s) or Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.


SALES CHARGES.

WITHDRAWAL CHARGE. We may charge a Withdrawal Charge, which is a contingent deferred sales charge, upon certain withdrawals.


                                 33  PROSPECTUS

As a general rule, the Withdrawal Charge equals a percentage of Purchase Payments withdrawn that are: (a) less than seven years old; and (b) not eligible for a free withdrawal. The applicable percentage depends on how many years ago you made the Purchase Payment being withdrawn, as shown in this chart:

                            CONTRIBUTION                                 WITHDRAWAL
                                YEAR                                       CHARGE
                                                                         PERCENTAGE
                          First and Second                                   7%
                          Third and Fourth                                   6%
                               Fifth                                         5%
                               Sixth                                         4%
                              Seventh                                        3%
                          Eighth and later                                   0%



When we calculate the Withdrawal Charge, we do not take any applicable Market Value Adjustment into consideration. Beginning on January 1, 2004, if you make a withdrawal before the Annuity Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

We subtract the Withdrawal Charge from the Contract Value remaining after your withdrawal. As a result, the decrease in your Contract Value will be greater than the withdrawal amount requested and paid.

For purposes of determining the Withdrawal Charge, the Contract Value is deemed to be withdrawn in the following order:

FIRST. Earnings - the current Contract Value minus all Purchase Payments that have not previously been withdrawn;

SECOND. "Old Purchase Payments" - Purchase Payments received by us more than seven years before the date of withdrawal that have not been previously withdrawn;

THIRD. Any additional amounts available as a "Free Withdrawal," as described on page 11;

FOURTH. "New Purchase Payments" - Purchase Payments received by us less than seven years before the date of withdrawal. These Payments are deemed to be withdrawn on a first-in, first-out basis.

No Withdrawal Charge is applied in the following situations:

.. on annuitization;

.. the payment of a Death Benefit;

.. a free withdrawal amount, as described on page 11;

.. certain withdrawals for Contracts issued under 403(b) plans or 401 plan under our prototype as described on page 42;

.. withdrawals taken to satisfy IRS minimum distribution rules;

.. withdrawals that qualify for one of the waiver benefits described on pages
  35-36; and

.. withdrawal under Contracts issued to employees of Lincoln Benefit Life Company or its affiliates, Surety Life Insurance Company and Allstate Financial Services, L.L.C., or to their spouses or minor children if those individuals reside in the State of Nebraska.

We will never waive or eliminate a Withdrawal Charge where such waiver or elimination would be unfairly discriminatory to any person or where it is prohibited by state law.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The amount of your withdrawal may be affected by a Market Value Adjustment. Additional restrictions may apply to Contracts held in Qualified Plans. We outline the tax requirements applicable to withdrawals on page 38. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


FREE WITHDRAWAL. Withdrawals of the following amounts are never subject to the Withdrawal Charge:

.. In any Contract Year, the greater of: (a) earnings that have not previously been withdrawn; or (b) 15 percent of New Purchase Payments; and

.. Any Old Purchase Payments that have not been previously withdrawn.

However, even if you do not owe a Withdrawal Charge on a particular withdrawal, you may still owe taxes or penalty taxes, or be subject to a market Value Adjustment. The tax treatment of withdrawals is summarized on page 38.

WAIVER BENEFITS


GENERAL. If approved in your state, we will offer the three waiver benefits described below. In general, if you qualify for one of these benefits, we will permit you to make one or more partial or full withdrawals without paying any otherwise applicable Withdrawal Charge or Market Value Adjustment. While we have summarized those benefits here, you should consult your Contract for the precise terms of the waiver benefits.

Some Qualified Plans may not permit you to utilize these benefits. Also, even if you do not need to pay our


                                 34  PROSPECTUS

Withdrawal Charge because of these benefits, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.


CONFINEMENT WAIVER BENEFIT. Under this benefit, we will waive the Withdrawal Charge and Market Value Adjustment on all withdrawals under your Contract if the following conditions are satisfied:

1) Any Contract Owner or the Annuitant, if the Contract is owned by a company or other legal entity, is confined to a long term care facility or a hospital for at least 90 consecutive days. The Owner or Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2) You request the withdrawal no later than 90 days following the end of the Owner or Annuitant's stay at the long term care facility or hospital. You must provide written proof of the stay with your withdrawal request; and

3) A physician must have prescribed the stay and the stay must be medically necessary.

You may not claim this benefit if the physician prescribing the Owner or Annuitant's stay in a long term care facility is the Owner or Annuitant or a member of the Owner or Annuitant's immediate family.


TERMINAL ILLNESS WAIVER BENEFIT. Under this benefit, we will waive any Withdrawal Charge and Market Value Adjustment on all withdrawals under your Contract if, at least 30 days after the Issue Date, you, or the Annuitant if the Owner is not a living person, are diagnosed with a terminal illness. We may require confirmation of the diagnosis as provided in the Contract.


UNEMPLOYMENT WAIVER BENEFIT. Under this benefit, we will waive any Withdrawal Charge and Market Value Adjustment on one partial or full withdrawal from your Contract, if you meet the following requirements:

1) you become unemployed at least 1 year after the Issue Date;

2) you receive unemployment compensation for at least 30 consecutive days as a result of that unemployment; and

3) you claim this benefit within 180 days of your initial receipt of unemployment compensation.

You may exercise this benefit once before the Annuity Date.


WAIVER OF WITHDRAWAL CHARGE FOR CERTAIN QUALIFIED PLAN WITHDRAWALS. For Contracts issued under a Section 403(b) plan or a Section 401 plan under our prototype, we will waive the Withdrawal Charge when:

1) the Annuitant becomes disabled (as defined in Section 72(m)(7)) of the Tax Code;

2) the Annuitant reaches age 59 1/2 and at least 5 Contract Years have passed since the Contract was issued;

3) at least 15 Contract Years have passed since the Contract was issued.

Our prototype is a Section 401 Defined Contribution Qualified Retirement plan. This plan may be established as a Money Purchase plan, a Profit Sharing plan, or a paired plan (Money Purchase and Profit Sharing). For more information about our prototype plan, call us at 1-800- 865-5237.


PREMIUM TAXES. We will charge premium taxes or other state or local taxes against the Contract Value, including Contract Value that results from amounts transferred from existing policies (Section 1035 exchange) issued by us or other insurance companies. Some states assess premium taxes when Purchase Payments are made; others assess premium taxes when annuity payments begin. We will deduct any applicable premium taxes upon full surrender, death, or annuitization. Premium taxes generally range from 0% to 3.5%.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES. We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described in the Statement of Additional Information.


OTHER EXPENSES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Subaccounts to which you allocate your Contract value. For a summary of current estimates of those charges and expenses, see page 7. For more detailed information about those charges and expenses, please refer to the prospectuses for the appropriate Portfolios. We may receive compensation from the investment advisers or administrators or the Portfolios in connection with administrative service and cost savings experienced by the investment advisers or administrators.


                                 35  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Separate Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Separate Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Separate Account, then Lincoln Benefit may impose a charge against the Separate Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Separate Account are "adequately diversified" according to Treasury Department regulations, and

.. Lincoln Benefit is considered the owner of the Separate Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                 36  PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


                                 37  PROSPECTUS

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the


                                 38  PROSPECTUS

U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The


                                 39  PROSPECTUS

Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or


                                 40  PROSPECTUS
resident alien or to certain other 'foreign persons'. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or


                                 41  PROSPECTUS

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 S. 84th Street, Lincoln, NE 68506-4142. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Separate Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life, and substantially all of the assets backing our reinsured liabilities are owned by Allstate Life.
 Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized Separate Accounts and are retained by the Company. However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.


SEPARATE ACCOUNT. Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct.
 Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Separate Account is divided into Subaccounts. The assets of each Subaccount are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Subaccounts or the Portfolios. Values allocated to the Separate Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.

We have included additional information about the Separate Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800- 865-5237. We have reproduced the Table of Contents of the Statement of Additional
 Information on page 45.


STATE REGULATION OF LINCOLN BENEFIT. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.


                                 42  PROSPECTUS

FINANCIAL STATEMENTS. The financial statements of Lincoln Benefit and the financial statements of the Separate Account, which are comprised of the financial statements of the underlying sub-accounts, are set forth in the Statement of Additional Information.


ADMINISTRATION
We have primary responsibility for all administration of the Contracts and the Separate Account. Our mailing address is P.O. Box 80469, Lincoln, NE 68501-0469.

We provide the following administrative services, among others: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of unit values; maintenance of the Separate Account; and preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least quarterly. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


DISTRIBUTION OF CONTRACTS
The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 6% of all Purchase Payments (on a present value basis). From time to time, we may offer additional sales incentives of up to 1% of Purchase Payments to broker-dealers who maintain certain sales volume levels.

ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.


LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Separate Account. Lincoln Benefit is engaged in routine lawsuits which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Separate Account.


LEGAL MATTERS
All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by Michael J. Velotta, Senior Vice President, General Counsel and Secretary of Lincoln Benefit.


ANNUAL REPORTS AND OTHER DOCUMENTS
Lincoln Benefit's annual report on Form 10-K for the year ended December 31, 2004, is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000910739. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Lincoln Benefit Life Company, 2940 S. 84th Street, Lincoln, NE 68506-4142 or 800-865-5237.


REGISTRATION STATEMENT
We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts offered by this prospectus. This prospectus does not contain all the information set forth in the registration statement and the exhibits filed as


                                 43  PROSPECTUS
part of the  registration  statement.  You should  refer  to the  registration statement and the exhibits for further information concerning the Separate Account, Lincoln Benefit, and the Contracts. The descriptions in this prospectus of the Contracts and other legal instruments are summaries. You should refer to those instruments as filed for the precise terms of those
 instruments.   You  may  inspect  and  obtain  copies  of  the registration statement as described on the cover page of this prospectus.


                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION


                                                                      PAGE
THE CONTRACT
  Annuity Payments
  Initial Monthly Annuity Payment
  Subsequent Monthly Payments
  Transfers After Annuity Date
  Annuity Unit Value
  Illustrative Example of Annuity Unit Value Calculation
  Illustrative Example of Variable Annuity Payments
EXPERTS
FINANCIAL STATEMENTS





                                 44  PROSPECTUS

APPENDIX A
--------------------------------------------------------------------------------


                         ACCUMULATION UNIT VALUES/(1)/
                                  BASIC POLICY

                                                                           Year ending December 31,
FUND                                                1998     1999        2000       2001       2002       2003       2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE - SERIES I SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --         --          --         --         --         --     10.000
 Accumulation Unit Value Ending                        --         --          --         --         --         --     10.821
 Number of Units Outstanding at End of Year            --         --          --         --         --         --    269,780
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH - CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      11.93       15.75      13.26      11.54      7.640     10.198
 Accumulation Unit Value Ending                     11.93      15.75       13.26      11.54      7.640     10.198     10.625
 Number of Units Outstanding at End of Year        51,133    624,209   1,121,843    996,256    734,340    807,544    719,914
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN INCOME & GROWTH - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      11.50       16.17      15.77      13.34      9.078     11.641
 Accumulation Unit Value Ending                     11.50      16.17       15.77      13.34      9.078     11.641     12.398
 Number of Units Outstanding at End of Year        24,310    402.339     853,586    888,850    781,602    775,012    686,795
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      12.81       22.52      16.72      13.88      9.061     12.055
 Accumulation Unit Value Ending                     12.81      22.52       16.72      13.88      9.061     12.055     12.881
 Number of Units Outstanding at End of Year        16,931    276,291     682,579    560,418    474,441    518,914    454,884
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      11.60       15.10      16.28      15.03     10.457     15.264
 Accumulation Unit Value Ending                     11.60      15.10       16.28      15.03     10.457     15.264     17.040
 Number of Units Outstanding at End of Year         1,813    133,411     613,187    515,103    410,450    559,837    571,188
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      11.31       16.02      11.52       8.02      5.842      8.212
 Accumulation Unit Value Ending                     11.31      16.02       11.52       8.02      5.842      8.212      9.454
 Number of Units Outstanding at End of Year         5,133     77,078     249,260    328,999    283,731    468,871    355,278
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED CAPITAL INCOME II SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      11.13       11.18      10.06       8.57      8.959      7.668
 Accumulation Unit Value Ending                     11.13      11.18       10.06       8.57      8.959      7.668      8.325
 Number of Units Outstanding at End of Year        35,130    198,037     401,376    420,723    460,608    309,555    297,389
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND II SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00       9.85        9.95       8.94       8.95      6.435     10.814
 Accumulation Unit Value Ending                      9.85       9.95        8.94       8.95      6.435     10.814     11.797
 Number of Units Outstanding at End of Year        47,674    196,572     340,164    785,823    296,496    707,583    729,703
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED FOR U.S. GOVERNMENT SECURITIES II
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      10.27       10.08      11.05      11.67     12.572     12.710
 Accumulation Unit Value Ending                     10.27      10.08       11.05      11.67     12.572     12.710     13.005
 Number of Units Outstanding at End of Year        36,743    175,793     406,015  1,994,814  2,695,911  1,589,894  1,136,236
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER(SM) - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      10.80       11.85      11.25      10.65      9.601     11.186
 Accumulation Unit Value Ending                     10.80      11.85       11.25      10.65      9.601     11.186     11.652
 Number of Units Outstanding at End of Year        12,172    154,441     278,326    334,328    371,447    420,226    437,716
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      11.46       14.06      12.97      11.24     10.060     12.763
 Accumulation Unit Value Ending                     11.46      14.06       12.97      11.24     10.060     12.763     14.555
 Number of Units Outstanding at End of Year        28,065    548,967  1,1001,494  1,006,844  1,084,534  1,311,861  1,438,118
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      10.83       11.37      12.18      11.43      9.375     12.067
 Accumulation Unit Value Ending                     10.83      11.37       12.18      11.43      9.375     12.067     13.291
 Number of Units Outstanding at End of Year        39,303    616,769   1,208,699  1,289,762  1,218,166  1,403,132  1,384,897
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      11.62       15.78      13.87      11.28      7.786     10.215
 Accumulation Unit Value Ending                     11.62      15.78       13.87      11.28      7.786     10.215     10.429
 Number of Units Outstanding at End of Year        13,317    541,326   1,300,830  1,366,004  1,121,334  1,141,572  1,091,575
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      11.36       13.52      12.11      10.51      8.073     10.237
 Accumulation Unit Value Ending                     11.36      13.52       12.11      10.51      8.073     10.237     11.183
 Number of Units Outstanding at End of Year        67,638    983,492   1,795,382  2,032,615  1,782,207  1,907,842  1,817,054
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      10.15       10.54      11.07      11.39     11.436     11.406
 Accumulation Unit Value Ending                     10.15      10.54       11.07      11.39     11.436     11.406     11.401
 Number of Units Outstanding at End of Year        69,742  1,451,852   2,194,471  2,969,960  3,542,199  2,015,425  1,544,840
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      10.50       14.79      11.81       9.20      7.240     10.251
 Accumulation Unit Value Ending                     10.50      14.79       11.81       9.20      7.240     10.251     11.504
 Number of Units Outstanding at End of Year        77,591     26,260     132,253    137,725    200,173    294,264    402,967
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH - INSTITUTIONAL
SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      12.27       27.32      18.39      11.00      7.827     10.443
 Accumulation Unit Value Ending                     12.27      27.32       18.39      11.00      7.827     10.443     12.453
 Number of Units Outstanding at End of Year         4,895    440,699   1,027,581    926,849    694,192    656,913    642,333
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED - INSTITUTIONAL
SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      11.69       14.63      14.12      13.29      7.762     13.832
 Accumulation Unit Value Ending                     11.69      14.63       14.12      13.29      7.762     13.832     14.825
 Number of Units Outstanding at End of Year        39,593    722,058   1,595,397  1,044,409     94,361  1,496,830  1,365,759
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FLEXIBLE BOND - INSTITUTIONAL
SHARES SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning                  10.00      10.25       10.29      10.80      11.49     12.280     13.166
 Accumulation Unit Value Ending                     10.25      10.29       10.80      11.49     12.280     13.166     13.519
 Number of Units Outstanding at End of Year        52,969    197,019     218,753    418,584  1,721,351    584,216    527,949
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH -
INSTITUTIONAL SHARES SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning                  10.00      11.86       16.86      14.23      10.57     12.531      9.984
 Accumulation Unit Value Ending                     11.86      16.86       14.23      10.57     12.531      9.984     10.306
 Number of Units Outstanding at End of Year        35,519    927,469   1,955,539  1,856,493    623,206  1,211,583  1,041,507
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK - SERVICE SHARES
SUB-ACCOUNT (2)
 Accumulation Unit Value Beginning                     --         --          --         --      10.00      7.675     10.226
 Accumulation Unit Value Ending                        --         --          --         --      7.675     10.226     11.939
 Number of Units Outstanding at End of Year            --         --          --         --  1,378,111     58,782    152,105
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH -
INSTITUTIONAL SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      10.68       17.35      14.45      11.07      8.143      9.971
 Accumulation Unit Value Ending                     10.68      17.35       14.45      11.07      8.143      9.971     10.318
 Number of Units Outstanding at End of Year        64,108    931,544   2,485,879  2,316,369  1,719,720  1,479,355  1,193,225
-----------------------------------------------------------------------------------------------------------------------------------
LSA BALANCED (2)(4)
 Accumulation Unit Value Beginning                     --         --          --         --      10.00      8.678
 Accumulation Unit Value Ending                        --         --          --         --      8.678     11.074
 Number of Units Outstanding at End of Year            --         --          --         --      2,230     83,852
-----------------------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      11.75       20.50      16.28      10.69      6.994      8.995
 Accumulation Unit Value Ending                     11.75      20.50       16.28      10.69      6.994      8.995     10.035
 Number of Units Outstanding at End of Year         5,861    114,684     274,444    331,023    247,624    248,807    231,814
-----------------------------------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      11.20       11.80      11.63       9.66      7.536      9.091
 Accumulation Unit Value Ending                     11.20      11.80       11.63       9.66      7.536      9.091      9.998
 Number of Units Outstanding at End of Year        10,591    133,121     217,691    295,343    269,101    270,484    244,156
-----------------------------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      11.35       19.44      18.82      17.65     11.918     15.738
 Accumulation Unit Value Ending                     11.35      19.44       18.82      17.65     11.918     15.738     16.556
 Number of Units Outstanding at End of Year           842     55,274     219,172    188,675    183,131    224,760    232,616
-----------------------------------------------------------------------------------------------------------------------------------
MFS RESEARCH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      11.08       13.57      12.75       9.92      7.389      9.100
 Accumulation Unit Value Ending                     11.08      13.57       12.75       9.92      7.389      9.100     10.412
 Number of Units Outstanding at End of Year         8,940     75,847     240,203    207,793    186,178    190,978    189,969
-----------------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      10.61       10.80      12.38      12.25     11.473     13.180
 Accumulation Unit Value Ending                     10.61      10.80       12.38      12.25     11.473     13.180     14.490
 Number of Units Outstanding at End of Year        11,410    118,240     207,489    436,363    642,776    943,486  1,033,566
-----------------------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED SUB-ACCOUNT (2)(5)
 Accumulation Unit Value Beginning                     --         --          --         --         --         --     10.000
 Accumulation Unit Value Ending                        --         --          --         --         --         --     10.812
 Number of Units Outstanding at End of Year            --         --          --         --         --         --    129,223
-----------------------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP SMALL CAP SUB-ACCOUNT (2)(5)
 Accumulation Unit Value Beginning                     --         --          --         --      10.00      7.200     10.143
 Accumulation Unit Value Ending                        --         --          --         --      7.200     10.143     11.809
 Number of Units Outstanding at End of Year            --         --          --         --     88,999    236,796    274,798
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP/VA - SERVICE
SHARES SUB-ACCOUNT (2)
 Accumulation Unit Value Beginning                     --         --          --         --      10.00      7.847     11.178
 Accumulation Unit Value Ending                        --         --          --         --      7.847     11.178     13.157
 Number of Units Outstanding at End of Year            --         --          --         --     97,205    214,471    347,171
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND (U.S. DOLLAR-HEDGED) -
ADMINISTRATIVE SHARES SUB-ACCOUNT (2)
 Accumulation Unit Value Beginning                     --         --          --         --      10.00     10.565     10.669
 Accumulation Unit Value Ending                        --         --          --         --     10.565     10.669     11.122
 Number of Units Outstanding at End of Year            --         --          --         --     75,670    337,271    347,113
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN - ADMINISTRATIVE SHARES
SUB-ACCOUNT (2)
 Accumulation Unit Value Beginning                     --         --          --         --      10.00     10.557     10.951
 Accumulation Unit Value Ending                        --         --          --         --     10.557     10.951     11.343
 Number of Units Outstanding at End of Year            --         --          --         --    539,429  1,001,817  1,060,049
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME - CLASS
IB SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --         --          --         --      10.00      8.198     11.161
 Accumulation Unit Value Ending                        --         --          --         --      8.198     11.161     13.335
 Number of Units Outstanding at End of Year            --         --          --         --     38,105     43,231     89,040
-----------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE INVESTORS - CLASS I
SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --         --          --         --         --         --     10.000
 Accumulation Unit Value Ending                        --         --          --         --         --         --     10.954
 Number of Units Outstanding at End of Year            --         --          --         --         --         --     60,840
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER SVS II TOTAL RETURN - CLASS A SUB-ACCOUNT
(6)
 Accumulation Unit Value Beginning
 Accumulation Unit Value Ending
 Number of Units Outstanding at End of Year
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER SVS I BOND - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      10.19        9.97      10.88      11.36     12.081     12.535
 Accumulation Unit Value Ending                     10.19       9.97       10.88      11.36     12.081     12.535     13.046
 Number of Units Outstanding at End of Year        24,670    123,093     155,500    507,663    558,679    493,622    507,579
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER SVS I GLOBAL DISCOVERY - CLASS A
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      10.77       17.65      16.51      12.29      9.724     14.317
 Accumulation Unit Value Ending                     10.77      17.65       16.51      12.29      9.724     14.317     17.440
 Number of Units Outstanding at End of Year         1,630     43,091     114,023    103,294    130,916    193,561    176,147
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER SVS I GROWTH AND INCOME - CLASS A
SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      10.52       11.02      10.66       9.34      7.087      8.871
 Accumulation Unit Value Ending                     10.52      11.02       10.66       9.34      7.087      8.871      9.651
 Number of Units Outstanding at End of Year         8,690    138,946     192,522    218,214    201,541    178,003    150,151
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER SVS I INTERNATIONAL - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      10.38       15.84      12.25       8.36      6.743      8.507
 Accumulation Unit Value Ending                     10.38      15.84       12.25       8.36      6.743      8.507      9.790
 Number of Units Outstanding at End of Year           181     56,287     113,301    100,581    105,081    114,835    121,969
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --      10.00       10.08      10.26       9.59      7.397      8.653
 Accumulation Unit Value Ending                        --      10.08       10.26       9.59      7.397      8.653      9.123
 Number of Units Outstanding at End of Year            --     20,427      23,194     42,077     56,403     63,977     60,421
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT (7)
 Accumulation Unit Value Beginning                     --      10.00       10.51      10.02       8.18      6.573      8.914
 Accumulation Unit Value Ending                        --      10.51       10.02       8.18      6.573      8.914     10.506
 Number of Units Outstanding at End of Year            --         21       1,718     88,369     24,111      7,301      5,874
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VALUE INCOME STOCK SUB-ACCOUNT
 Accumulation Unit Value Beginning                     --      10.00        8.64       9.42       9.20      7.540      9.168
 Accumulation Unit Value Ending                        --       8.64        9.42       9.20      7.540      9.168     10.439
 Number of Units Outstanding at End of Year            --      8,610      10,105    196,823    104,266     53,974    192,125
-----------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY II - INVESTOR CLASS
SUB-ACCOUNT
 Accumulation Unit Value(1) Beginning               10.00      10.94       14.57      15.34      14.59     10.541     14.263
 Accumulation Unit Value Ending                     10.94      14.57       15.34      14.59     10.541     14.263     16.652
 Number of Units Outstanding at End of Year           603     46,155     168,801    322,014    380,519    356,248    374,321
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME - I SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      10.78       11.05      12.33      12.36     10.602     13.140
 Accumulation Unit Value Ending                     10.78      11.05       12.33      12.36     10.602     13.140     14.913
 Number of Units Outstanding at End of Year        14,739    128,022     261,772    581,145    608,043    744,659    895,153
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK - I SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      10.78       14.57      11.52       8.85      7.137      9.201
 Accumulation Unit Value Ending                     10.78      14.57       11.52       8.85      7.137      9.201     10.338
 Number of Units Outstanding at End of Year         2,401     22,869      65,454     92,572     99,915    173,635    264,060
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH - I SUB-ACCOUNT (8)
 Accumulation Unit Value Beginning                  10.00      11.50       14.06      14.91      14.59     11.345     15.505
 Accumulation Unit Value Ending                     11.50      14.06       14.91      14.59     11.345     15.505     18.121
 Number of Units Outstanding at End of Year         7,608     85,857     344,756    368,137    436,260    619,155    586,887
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE NEW AMERICA GROWTH - I SUB-ACCOUNT
 Accumulation Unit Value Beginning                  10.00      11.25       12.52      11.05       9.62      6.813      9.090
 Accumulation Unit Value Ending                     11.25      12.52       11.05       9.62      6.813      9.090      9.995
 Number of Units Outstanding at End of Year         4,126     57,131     100,767    108,815    165,424    155,957    173,326
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
SUB-ACCOUNT (2)
 Accumulation Unit Value Beginning                     --         --          --         --         --         --     10.000
 Accumulation Unit Value Ending                        --         --          --         --         --         --     11.156
 Number of Units Outstanding at End of Year            --         --          --         --         --         --     44,940
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II
SUB-ACCOUNT (2)
 Accumulation Unit Value Beginning                     --         --          --         --      10.00      8.163     10.293
 Accumulation Unit Value Ending                        --         --          --         --      8.163     10.293     11.600
 Number of Units Outstanding at End of Year            --         --          --         --     36,430    152,145    354,336
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I
SUB-ACCOUNT (2)(9)
 Accumulation Unit Value Beginning                     --         --          --         --         --         --     10.000
 Accumulation Unit Value Ending                        --         --          --         --         --         --     11.333
 Number of Units Outstanding at End of Year            --         --          --         --         --         --    309,322
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DISCOVERY SUB-ACCOUNT (10)
 Accumulation Unit Value Beginning                                                                                        --
 Accumulation Unit Value Ending                                                                                           --
 Number of Units Outstanding at End of Year                                                                               --
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE OPPORTUNITY SUB-ACCOUNT
(10)                                                                                                                      --
 Accumulation Unit Value Beginning                                                                                        --
 Accumulation Unit Value Ending                                                                                           --
 Number of Units Outstanding at End of Year                                                                               --
-----------------------------------------------------------------------------------------------------------------------------------




                                 49  PROSPECTUS

                         ACCUMULATION UNIT VALUES/(1)/
          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                                                                     Year ending December 31,
FUND                                                        2000     2001     2002     2003       2004
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE - SERIES I SUB-ACCOUNT
 Accumulation Unit Value Beginning                              --       --       --       --      10.000
 Accumulation Unit Value Ending                                 --       --       --       --      10.781
 Number of Units Outstanding at End of Year                     --       --       --       --     244,914
----------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH - CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     8.16     7.07    4.651       6.175
 Accumulation Unit Value Ending                               8.16     7.07    4.651    6.175       6.398
 Number of Units Outstanding at End of Year                 11,130   97,242  108,296  308,042     439,952
----------------------------------------------------------------------------------------------------------
ALGER AMERICAN INCOME & GROWTH - CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     9.28     7.81    5.284       6.738
 Accumulation Unit Value Ending                               9.28     7.81    5.284    6.738       7.137
 Number of Units Outstanding at End of Year                 32,338   92,660  202,665  354,359     396,418
----------------------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP - CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     7.68     6.34    4.116       5.447
 Accumulation Unit Value Ending                               7.68     6.34    4.116    5.447       5.788
 Number of Units Outstanding at End of Year                 62,468  136,468  264,242  542,296     727,607
----------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH - CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     9.44     8.67    5.996       8.703
 Accumulation Unit Value Ending                               9.44     8.67    5.996    8.703       9.663
 Number of Units Outstanding at End of Year                123,576  107,872  295,309  836,891     999,864
----------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION - CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     7.22     4.99    3.619       5.060
 Accumulation Unit Value Ending                               7.22     4.99    3.619    5.060       5.793
 Number of Units Outstanding at End of Year                  5,134  116,699  128,015  283,201     359,793
----------------------------------------------------------------------------------------------------------
FEDERATED CAPITAL INCOME II SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     9.14     7.74    9.115       6.855
 Accumulation Unit Value Ending                               9.14     7.74    9.115    6.855       7.401
 Number of Units Outstanding at End of Year                    689    1,970   92,428   51,656      76,744
----------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND II SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     9.19     9.15    5.784      10.941
 Accumulation Unit Value Ending                               9.19     9.15    5.784   10.941      11.870
 Number of Units Outstanding at End of Year                    597   52,109   24,658  246,278     444,657
----------------------------------------------------------------------------------------------------------
FEDERATED FOR U.S. GOVERNMENT SECURITIES II SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00    10.61    11.15   11.942      12.006
 Accumulation Unit Value Ending                              10.61    11.15   11.942   12.006      12.218
 Number of Units Outstanding at End of Year                    230   69,662  408,779  580,553     605,532
----------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER(SM) - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     9.59     9.03    8.095       9.379
 Accumulation Unit Value Ending                               9.59     9.03    8.095    9.379       9.716
 Number of Units Outstanding at End of Year                    299   33,474   73,114  116,121     181,632
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     9.38     8.08    7.195       9.078
 Accumulation Unit Value Ending                               9.38     8.08    7.195    9.078      10.296
 Number of Units Outstanding at End of Year                 19,089  104,405  348,537  888,353   1,158,838
----------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00    11.04    10.30    8.405      10.759
 Accumulation Unit Value Ending                              11.04    10.30    8.405   10.759      11.786
 Number of Units Outstanding at End of Year                  4,932   75,559  174,403  306,020     434,981
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     8.39     6.79    4.659       6.080
 Accumulation Unit Value Ending                               8.39     6.79    4.659    6.080       6.173
 Number of Units Outstanding at End of Year                 52,890   98,555  305,305  625,498     939,071
----------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     9.04     7.80    5.960       7.516
 Accumulation Unit Value Ending                               9.04     7.80    5.960    7.516       8.166
 Number of Units Outstanding at End of Year                102,744  312,663  365,351  978,400   1,444,339
----------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00    10.23    10.47   10.456      10.373
 Accumulation Unit Value Ending                              10.23    10.47   10.456   10.373      10.311
 Number of Units Outstanding at End of Year                 30,553  140,649  310,441  819,516     618,241
----------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     8.44     6.54    5.119       7.208
 Accumulation Unit Value Ending                               8.44     6.54    5.119    7.208       8.045
 Number of Units Outstanding at End of Year                  6,868   58,855  109,892  235,043     382,839
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH - INSTITUTIONAL SHARES
SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     6.65     3.96    2.799       3.715
 Accumulation Unit Value Ending                               6.65     3.96    2.799    3.715       4.405
 Number of Units Outstanding at End of Year                272,048  266,218  307,400  412,644     466,868
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED - INSTITUTIONAL SHARES
SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     9.62     9.00    8.273       9.267
 Accumulation Unit Value Ending                               9.62     9.00    8.273    9.267       9.878
 Number of Units Outstanding at End of Year                 43,584  199,196  356,912  699,022     705,500
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FLEXIBLE BOND - INSTITUTIONAL SHARES
SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning                           10.00    10.40    11.01   11.943      12.480
 Accumulation Unit Value Ending                              10.40    11.01   11.943   12.480      12.743
 Number of Units Outstanding at End of Year                     25  104,700  114,051  254,643     312,969
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH - INSTITUTIONAL
SHARES SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning                            1000     8.32     6.15    4.441       5.746
 Accumulation Unit Value Ending                               8.32     6.15    4.441    5.746       5.898
 Number of Units Outstanding at End of Year                 98,273  116,481  162,987  251,235     275,805
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK - SERVICE SHARES
SUB-ACCOUNT (2)
 Accumulation Unit Value Beginning                              --       --    10.00    7.734      10.132
 Accumulation Unit Value Ending                                 --       --    7.734   10.132      11.765
 Number of Units Outstanding at End of Year                     --       --   36,688   37,023      71,988
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH - INSTITUTIONAL
SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     8.19     6.24    4.564       5.558
 Accumulation Unit Value Ending                               8.19     6.24    4.564    5.558       5.719
 Number of Units Outstanding at End of Year                 66,346  167,331  245,789  365,025     414,342
----------------------------------------------------------------------------------------------------------
LSA BALANCED (2)(4)
 Accumulation Unit Value Beginning                              --       --    10.00    8.646
 Accumulation Unit Value Ending                                 --       --    8.646   10.973
 Number of Units Outstanding at End of Year                     --       --    2,157   46,166
----------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     8.15     5.33    3.465       4.432
 Accumulation Unit Value Ending                               8.15     5.33    3.465    4.432       4.917
 Number of Units Outstanding at End of Year                 66,991  107,324  123,692  227,669     274,686
----------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     9.85     8.13    6.308       7.567
 Accumulation Unit Value Ending                               9.85     8.13    6.308    7.567       8.276
 Number of Units Outstanding at End of Year                  3,223    22985   52,812  121,843     136,211
----------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     8.97     8.36    5.615       7.374
 Accumulation Unit Value Ending                               8.97     8.36    5.615    7.374       7.715
 Number of Units Outstanding at End of Year                113,237  118,208  205,837  477,819     623,501
----------------------------------------------------------------------------------------------------------
MFS RESEARCH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     8.87     6.86    5.084       6.227
 Accumulation Unit Value Ending                               8.87     6.86    5.084    6.227       7.085
 Number of Units Outstanding at End of Year                  6,208   23,332   32,958   50,336      53,593
----------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00    11.20    11.03   10.273      11.736
 Accumulation Unit Value Ending                              11.20    11.03   10.273   11.736      12.832
 Number of Units Outstanding at End of Year                  8,401   60,889  250,026  454,021     590,723
----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED SUB-ACCOUNT (2)(5)
 Accumulation Unit Value Beginning                              --       --       --       --      10.000
 Accumulation Unit Value Ending                                 --       --       --       --      10.772
 Number of Units Outstanding at End of Year                     --       --       --       --      91,944
----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP SMALL CAP SUB-ACCOUNT (2)
 Accumulation Unit Value Beginning                              --       --    10.00    7.173      10.051
 Accumulation Unit Value Ending                                 --       --    7.173   10.051      11.637
 Number of Units Outstanding at End of Year                     --       --    8,929  172,641     244,720
----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP/VA - SERVICE SHARES
SUB-ACCOUNT (2)
 Accumulation Unit Value Beginning                              --       --    10.00    7.818      11.076
 Accumulation Unit Value Ending                                 --       --    7.818   11.076      12.965
 Number of Units Outstanding at End of Year                     --       --   41,593  193,863     323,468
----------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND (U.S. DOLLAR-HEDGED) -
ADMINISTRATIVE SHARES SUB-ACCOUNT (2)
 Accumulation Unit Value Beginning                              --       --    10.00   10.526      10.571
 Accumulation Unit Value Ending                                 --       --   10.526   10.571      10.960
 Number of Units Outstanding at End of Year                     --       --    4,596   79,683     100,873
----------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN - ADMINISTRATIVE SHARES
SUB-ACCOUNT (2)
 Accumulation Unit Value Beginning                              --       --    10.00   10.518      10.851
 Accumulation Unit Value Ending                                 --       --   10.518   10.851      11.178
 Number of Units Outstanding at End of Year                     --       --   85,455  428,033     604,097
----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
 Accumulation Unit Value Beginning                              --       --    10.00    8.168      11.059
 Accumulation Unit Value Ending                                 --       --    8.168   11.059      13.141
 Number of Units Outstanding at End of Year                     --       --    6,727   39,731      58,105
----------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE INVESTORS - CLASS I SUB-ACCOUNT
(3)
 Accumulation Unit Value Beginning                              --       --       --       --      10.000
 Accumulation Unit Value Ending                                 --       --       --       --      10.913
 Number of Units Outstanding at End of Year                     --       --       --       --      47,102
----------------------------------------------------------------------------------------------------------
SCUDDER SVS II TOTAL RETURN - CLASS A SUB-ACCOUNT (6)
 Accumulation Unit Value Beginning
 Accumulation Unit Value Ending
 Number of Units Outstanding at End of Year
----------------------------------------------------------------------------------------------------------
SCUDDER SVS I BOND - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00    10.61    11.02   11.655      12.026
 Accumulation Unit Value Ending                              10.61    11.02   11.655   12.026      12.447
 Number of Units Outstanding at End of Year                  1,406   60,002   89,305  179,258     242,774
----------------------------------------------------------------------------------------------------------
SCUDDER SVS I GLOBAL DISCOVERY - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     9.12     6.75    5.313       7.780
 Accumulation Unit Value Ending                               9.12     6.75    5.313    7.780       9.425
 Number of Units Outstanding at End of Year                 11,777   24,877   51,809  159,642     254,808
----------------------------------------------------------------------------------------------------------
SCUDDER SVS I GROWTH AND INCOME - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     9.59     8.35    6.305       7.849
 Accumulation Unit Value Ending                               9.59     8.35    6.305    7.849       8.492
 Number of Units Outstanding at End of Year                  3,100   23,428   37,769   76,611      99,749
----------------------------------------------------------------------------------------------------------
SCUDDER SVS I INTERNATIONAL - CLASS A SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     8.71     5.91    4.740       5.948
 Accumulation Unit Value Ending                               8.71     5.91    4.740    5.948       6.808
 Number of Units Outstanding at End of Year                  4,151   18,248   36,822  144,072     174,503
----------------------------------------------------------------------------------------------------------
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     9.63     8.95    6.870       7.992
 Accumulation Unit Value Ending                               9.63     8.95    6.870    7.992       8.380
 Number of Units Outstanding at End of Year                    903    7,596   31,178   54,246      63,858
----------------------------------------------------------------------------------------------------------
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT (7)
 Accumulation Unit Value Beginning                           10.00     9.25     7.50    6.001       8.093
 Accumulation Unit Value Ending                               9.25     7.50    6.001    8.093       9.486
 Number of Units Outstanding at End of Year                      0    1,363      189      186         182
----------------------------------------------------------------------------------------------------------
STI CLASSIC VALUE INCOME STOCK SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00    11.70    11.36    9.262      11.201
 Accumulation Unit Value Ending                              11.70    11.36    9.262   11.201      12.683
 Number of Units Outstanding at End of Year                  1,615   18,026   19,587   30,898     100,258
----------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY II - INVESTOR CLASS SUB-ACCOUNT
 Accumulation Unit Value(1) Beginning                        10.00    10.15     9.60    6.899       9.284
 Accumulation Unit Value Ending                              10.15     9.60    6.899    9.284      10.780
 Number of Units Outstanding at End of Year                  4,607  117,620  278,117  409,953     454,476
----------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME - I SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00    11.52    11.48    9.895      12.073
 Accumulation Unit Value Ending                              11.52    11.48    9.895   12.073      13.627
 Number of Units Outstanding at End of Year                    113   47,501  228,732  526,597     761,565
----------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK - I SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     8.55     6.53    5.239       6.716
 Accumulation Unit Value Ending                               8.55     6.53    5.239    6.716       7.505
 Number of Units Outstanding at End of Year                  5,575   16,460   39,170  110,909     176,753
----------------------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH - I SUB-ACCOUNT (8)
 Accumulation Unit Value Beginning                           10.00    10.06     9.79    7.569      10.288
 Accumulation Unit Value Ending                              10.06     9.79    7.569   10.288      11.957
 Number of Units Outstanding at End of Year                  6,092   82,744  231,318  574,018     675,635
----------------------------------------------------------------------------------------------------------
T. ROWE PRICE NEW AMERICA GROWTH - I SUB-ACCOUNT
 Accumulation Unit Value Beginning                           10.00     9.01     7.80    5.489       7.284
 Accumulation Unit Value Ending                               9.01     7.80    5.489    7.284       7.933
 Number of Units Outstanding at End of Year                      0   14,973   80,509   84,065     120,707
----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
(2)
 Accumulation Unit Value Beginning                              --       --       --       --      10.000
 Accumulation Unit Value Ending                                 --       --       --       --      11.114
 Number of Units Outstanding at End of Year                     --       --       --       --      77,019
----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
(2)
 Accumulation Unit Value Beginning                              --       --    10.00    8.133      10.199
 Accumulation Unit Value Ending                                 --       --    8.133   10.199      11.431
 Number of Units Outstanding at End of Year                     --       --   12,359  106,750     238,529
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(2)(9)
 Accumulation Unit Value Beginning                              --       --       --       --      10.000
 Accumulation Unit Value Ending                                 --       --       --       --      11.290
 Number of Units Outstanding at End of Year                     --       --       --       --     220,091
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DISCOVERY SUB-ACCOUNT (10)
 Accumulation Unit Value Beginning                                                                     --
 Accumulation Unit Value Ending                                                                        --
 Number of Units Outstanding at End of Year                                                            --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE OPPORTUNITY SUB-ACCOUNT (10)
 Accumulation Unit Value Beginning                                                                     --
 Accumulation Unit Value Ending                                                                        --
 Number of Units Outstanding at End of Year                                                            --
----------------------------------------------------------------------------------------------------------

(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Maintenance Charge. The beginning value for 1998 reflects the Accumulation Unit Value as of August 17, 1998, the effective date of the Registration statement for this Contract.

(2) First offered 5/1/02.

(3) Effective May 1, 2005, the Janus Aspen Series Flexible Income Portfolio - Institutional Shares and Janus Aspen Series Growth Portfolio - Institutional Shares changed their names to the Janus Aspen Series Flexible Bond Portfolio
   - Institutional Shares and Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares, respectively. We have made a corresponding change in the name of the Variable Sub-Account that invests in those Portfolios.


                                 53  PROSPECTUS

(4) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Sub-Account.

(5) Effective May 1, 2005, the PAVIT OpCap Balanced Portfolio and PAVIT OpCap Small Cap Portfolio changed their names to the Premier VIT OpCap Balanced Portfolio and Premier VIT OpCap Small Cap Portfolio, respectively. We have made a corresponding change in the name of the Variable Sub-accounts that invest in these Portfolios.

(6) Effective April 29, 2005, the Scudder SVS I Balanced Portfolio - Class A was reorganized onto the Scudder SVS II Total Return Portfolio - Class A.

(7) Effective September 27, 2002, the STI Classic International Equity Fund is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to September 27, 2002, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program.
    Outside of these automatic transaction programs, additional allocations will not be allowed.

(8) Effective May 1, 2004, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(9) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(10) Effective April 8, 2005, the Strong Mid Cap Growth Fund II - Investor Class and Strong Opportunity Fund II - Investor Class were reorganized onto the Wells Fargo Advantage Discovery Fund and Wells Fargo Advantage Opportunity Fund, respectively.

A brief explanation of how performance of the Sub-Accounts are calculated may be found in the Statement of Additional Information.


                                 54  PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------


ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

Purchase Payment:                        $ 40,000.00
Guarantee Period:                        5 Years
Guaranteed Interest Rate:                5% Annual Effective Rate
5-year Treasury Rate at Time of
Purchase Payment:                        6%

The following examples illustrate how the Market Value Adjustment and the Withdrawal Charge may affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the "Summary of Expenses." In these examples, the withdrawal occurs one year after the Issue Date. The Market Value Adjustment operates in a similar manner for transfers, except that there is no free amount for transfers. No Withdrawal Charge applies to transfers.

Assuming that the entire $40,000.00 Purchase Payment is allocated to the Guaranteed Maturity Fixed Account for the Guarantee Period specified above, at the end of the five-year Guarantee Period the Contract Value would be $51,051.26. After one year, when the withdrawals occur in these examples, the Contract Value would be $42,000.00. We have assumed that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment and the Withdrawal Charge only apply to the portion of a withdrawal that is greater than the Free Withdrawal Amount. Accordingly, the first step is to calculate the Free Withdrawal Amount.

The Free Withdrawal Amount is equal to:

  (a) the greater of:

  .  earnings not previously withdrawn; or

  .  15% of your total Purchase Payments in the most recent seven years; plus

  (b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

Here, (a) equals $6,000.00, because 15% of the total Purchase Payments in the most recent seven years ($6,000.00 = 15% X $40,000.00) is greater than the earnings not previously withdrawn ($2,000.00). (b) equals $0, because all of the Purchase Payments were made less than seven years age. Accordingly, the Free Withdrawal Amount is $6,000.00.

The formula that we use to determine the amount of the Market Value Adjustment is:

  .9 X (I - J) X N

where: I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the beginning of the Guarantee Period;

J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding our receipt of your withdrawal request, death benefit request, transfer request, or annuity option request; and

N = the number of whole and partial years from the date we receive your request until the end of the relevant Guarantee Period.

We will base the Market Value Adjustment on the current Treasury Rate for a maturity corresponding in length to the relevant Guarantee Period. These examples also show the Withdrawal Charge (if any), which would be calculated separately from the Market Value Adjustment.


EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT
A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment, such that the five-year Treasury Rate is now 6.5%. Upon a withdrawal, the market value adjustment factor would be:

  .9 X (.06 - .065) X 4 = -.0180

The Market Value Adjustment is a reduction of $648.00 from the amount withdrawn:

  $ - 648.00 = -.0180 X ($42,000.00 - $6,000.00)

A Withdrawal Charge of 7% would be assessed against the Purchase Payments withdrawn that are less than seven years old and are not eligible for free withdrawal. Under the Contract, earnings are deemed to be withdrawn before Purchase Payments. Accordingly, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the interest credited or $4,000.00 ($6,000.00 - $2,000.00).

Therefore, the Withdrawal Charge would be:

  $2,520.00 = 7% X (40,000.00 - $4,000.00)

As a result, the net amount payable to you would be:

  $38,832.00 = $42,000.00 - $648.00 - $2,520.00


EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT
An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year after the Purchase Payment, such that the five-year


                                 55  PROSPECTUS

Treasury Rate is now 5.5%. Upon a withdrawal, the market value adjustment factor would be:

  .9 X (.06 - .055) X 4 = .0180

The Market Value Adjustment would increase the amount withdrawn by $648.00, as follows:

  $648.00 = .0180 X ($42,000.00 - $6,000.00)

As above, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the interest credited or $4,000.00 ($6,000.00 - $2,000.00). Therefore, the Withdrawal Charge would be:

  $2,520.00 = 7% X ($40,000.00 - $4,000.00)

As a result, the net amount payable to you would be:

  $40,128.00 = $42,000.00 + $648.00 - $2,520.00


EXAMPLE OF A PARTIAL WITHDRAWAL
If you request a partial withdrawal from a Guarantee Period, we can either (1) withdraw the specified amount of Contract Value and pay you that amount as adjusted by any applicable Market Value Adjustment or (2) pay you the amount requested, and subtract an amount from your Contract Value that equals the requested amount after application of the Market Value Adjustment and Withdrawal Charge. Unless you instruct us otherwise, when you request a partial withdrawal we will assume that you wish to receive the amount requested. We will make the necessary calculations and on your request provide you with a statement showing our calculations.

For example, if in the first example you wished to receive $20,000.00 as a partial withdrawal, the Market Value Adjustment and Withdrawal Charge would be calculated as follows

Let:                 AW   =    the total amount to be withdrawn
                                from your Contract Value
                     MVA  =    Market Value Adjustment
                     WC   =    Withdrawal Charge
                     AW'  =    amount subject to Market Value
                                Adjustment and Withdrawal Charge

Then                 AW   -    $20,000.00 = WC - MVA

:

Since neither the Market Value Adjustment nor the Withdrawal Charge apply to the free withdrawal amount, we can solve directly for the amount subject to the Market Value Adjustment and the Withdrawal Charge (i.e., AW'), which equals AW - $6,000.00. Then, AW = AW' + $6,000, and AW' + $6,000.00 - $20,000.00 = WC - MVA.

  MVA = - .018 X AW'

  WC = .07 X AW'

  WC - MVA = .088AW'

  AW' - $14,000.00 = .088AW'

  AW' = $14,000.00 / (1 - .088) = $15,350.88

  MVA = - .018 X $15,350.88 = - $276.32

  WC = .07 X $15,350.88 = $1,074.56

AW = Total amount withdrawn = $15,350.88 + $6,000.00 = $21,350.88

You receive $20,000.00; the total amount subtracted from your contract is $21,350.88; the Market Value Adjustment is $276.32; and the Withdrawal Charge is $1,074.56. Your remaining Contract Value is $20,649.12.

If, however, in the same example, you wished to withdraw $20,000.00 from your Contract Value and receive the adjusted amount, the calculations would be as follows:

By definition, AW = total amount withdrawn from your Contract Value = $20,000.00

 AW'  =    amount that MVA & WC are applied to
      =    amount withdrawn in excess of Free
           Amount = $20,000.00 - $6,000.00 =
           $14,000.00
 MVA  =    - .018 X $14,000.00 = - $252.00
 WC   =    .07 X $14,000.00 = $980.00


You would receive $20,000.00 - $252.00 - $980.00 = $18,768.00; the total amount subtracted from your Contract Value is $20,000.00. Your remaining Contract Value would be $22,000.00.


EXAMPLE OF FREE WITHDRAWAL AMOUNT
Assume that in the foregoing example, after four years $8,620.25 in interest had been credited and that the Contract Value in the Fixed Account equaled $48,620.25. In this example, if no prior withdrawals have been made, you could withdraw up to $8,620.25 without incurring a Market Value Adjustment or a Withdrawal Charge. The Free Withdrawal Amount would be $8,620.25, because the interest credited ($8,620.25) is greater than 15% of the Total Purchase Payments in the most recent seven years ($40,000.00 X .15 = $6,000.00).


                                 56  PROSPECTUS

                       STATEMENT OF ADDITIONAL INFORMATION
                CONSULTANT I FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACTS
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                     DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY

 This Statement of Additional Information is not a prospectus. You should also read the prospectus relating to the annuity contracts described above. You may obtain a copy of the prospectus without charge by calling us at 1-800-865-5237 or writing to us at the following address:

                          Lincoln Benefit Life Company
                                 P.O. Box 80469
                          Lincoln, Nebraska 68501-0469
              The date of this Statement of Additional Information
                 and of the related Prospectus is: April 30, 2005.

                                TABLE OF CONTENTS

                                                                            PAGE
The Contract...........................................................S-2
     Annuity Payments..................................................S-2
     Initial Monthly Annuity Payment...................................S-2
     Subsequent Monthly Payments.......................................S-2
     Transfers After Annuity Date......................................S-2
     Annuity Unit Value................................................S-3
     Illustrative Example of Annuity Unit Value Calculation ...........S-3
     Illustrative Example of Variable Annuity Payments.................S-3

Experts................................................................S-17

Financial Statements...................................................S-17




                                  THE CONTRACT

ANNUITY PAYMENTS

The amount of your annuity payments will depend on the following factors:

     (a) the amount of your Contract Value on the Valuation Date next preceding the Annuity Date, minus any applicable premium tax charge and adjusted by any applicable Market Value Adjustment;

     (b) the Payment Option you have selected;

     (c) the payment frequency you have selected;

     (d) the age and, in some cases, the sex of the Annuitant and any Joint Annuitant; and

     (e) for Variable Annuity Payments only, the investment performance after the Annuity Date of the Subaccounts you have selected.

INITIAL MONTHLY ANNUITY PAYMENT

For both Fixed and Variable Annuity payments, we determine the amount of your initial annuity payment as follows. First, we subtract any applicable premium tax charge from your Contract Value on the Valuation Date next preceding the Annuity Date. We will also increase or decrease your Fixed Account balance by any applicable Market Value Adjustment. Next, we apply that amount to the Payment Option you have selected. For Fixed Annuity payments, we will use either the Payment Option Tables in the Contract or our annuity tables in effect for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee. For Variable Annuity payments, we will use the Payment Options tables in the Contract (which reflect the assumed investment rate of 3.5% which is used in calculating subsequent Variable Annuity payments, as described below). The tables show the amount of the periodic payment a payee could receive based on $1,000 of Contract Value. To determine the initial payment amount, we divide your Contract Value, adjusted as described above, by $1,000 and multiply the result by the relevant annuity factor for the Annuitant's age and sex (if we are permitted to consider that factor) and the frequency of the payments you have selected.

In some states and under certain Qualified Plans and other employer-sponsored employee benefit plans, we are not permitted to take the Annuitant's sex into consideration in determining the amount of periodic annuity payments. In those states, we use the same annuity table for men and women.

SUBSEQUENT MONTHLY PAYMENTS

For a Fixed Annuity, the amount of the second and each subsequent monthly annuity payment is usually the same as the first monthly payment. However, after the Annuity Date you will have a limited ability to increase your Fixed Annuity payments by making transfers from the Subaccounts, as described in "Transferred after the Annuity Date" on this page. After each such transfer, however, your subsequent annuity payments will remain at the new level until and unless you make an additional transfer to your Fixed Annuity payments.

For a Variable Annuity, the amount of the second and each subsequent monthly payment will vary depending on the investment performance of the Subaccounts to which you allocated your Contract Value. We calculate separately the portion of the monthly annuity payment attributable to each Subaccount you have selected as follows. When we calculate your initial annuity payment, we also will determine the number of Annuity Units in each Subaccount to allocate to your Contract for the remainder of the Annuity Period. For each Subaccount, we divide the portion of the initial annuity payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount on the Valuation Date next preceding the Annuity Date. The number of Annuity Units so determined for your Contract is fixed for the duration of the Annuity Period unless the Contract Owner makes a transfer. We will determine the amount of each subsequent monthly payment attributable to each Subaccount by multiplying the number of Annuity Units allocated to your Contract by the Annuity Unit Value for that Subaccount as of the Valuation Period next preceding the date on which the annuity payment is due. Since the number of Annuity Units is fixed, the amount of each subsequent Variable Annuity payment will reflect the investment performance of the Subaccounts elected by you.

TRANSFERS AFTER THE ANNUITY DATE

The Contract provides that during the Annuity Period, you may make transfers among the Subaccounts or increase the proportion of your annuity payments consisting of Fixed Annuity payments. We will effect a transfer among the Subaccounts at their Annuity Unit Value next determined after we receive your instructions. After the transfer, your subsequent Variable Annuity payments will be based on your new Annuity Unit balances. If you wish to transfer value from the Subaccounts to increase your Fixed Annuity payments, we will determine the amount of your additional Fixed Annuity payments as follows. First, we will determine the Annuitized Value represented by the Annuity Units that you wish to apply to a Fixed Annuity payment. Then, we will apply that amount to the appropriate factor for the Payment Option you have selected, using either the Payment Option Tables in the Contract or our annuity tables for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee.




ANNUITY UNIT VALUE

We determine the value of an Annuity Unit independently for each Subaccount. Initially, the Annuity Unit Value for each Subaccount was set at $100.00.

The Annuity Unit Value for each Subaccount will vary depending on how much the actual net investment return of the Subaccount differs from the assumed investment rate that was used to prepare the annuity tables in the Contract. Those annuity tables are based on a 3.5% per year assumed investment rate. If the actual net investment rate of a Subaccount exceeds 3.5%, the Annuity Unit Value will increase and Variable Annuity payments derived from allocations to that Subaccount will increase over time. Conversely, if the actual rate is less than 3.5%, the Annuity Unit Value will decrease and the Variable Annuity payments will decrease over time. If the net investment rate equals 3.5%, the Annuity Unit Value will stay the same, as will the Variable Annuity payments. If we had used a higher assumed investment rate, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

For each Subaccount, we determine the Annuity Unit Value for any Valuation Period by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The result is then divided by a second factor which offsets the effect of the assumed net investment rate of 3.5% per year.

The Net Investment Factor measures the net investment performance of a Subaccount from one Valuation Date to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

To determine the Net Investment Factor for a Subaccount for a Valuation Period, we divide (a) by (b), and then subtract (c) from the result, where:

(a) is the total of:

     (1) the net asset value of a Portfolio share held in the Subaccount determined as of the Valuation Date at the end of the Valuation Period; plus

     (2) the per share amount of any dividend or other distribution declared by the Portfolio for which the "ex-dividend" date occurs during the Valuation Period; plus or minus

     (3) a per share credit or charge for any taxes which we paid or for which we reserved during the Valuation Period and which we determine to be attributable to the operation of the Subaccount. As described in the prospectus, currently we do not pay or reserve for federal income taxes;

(b) is the net asset value of the Portfolio share determined as of the Valuation Date at the end of the preceding Valuation Period; and

(c) is the mortality and expense risk charge and the administrative expense risk charge.

ILLUSTRATIVE EXAMPLE OF ANNUITY UNIT VALUE CALCULATION

Assume that one share of a given Subaccount's underlying Portfolio had a net asset value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on a Tuesday; that its net asset value had been $11.44 at the close of the NYSE on Monday, the day before; and that no dividends or other distributions on that share had been made during the intervening Valuation Period. The Net Investment Factor for the Valuation Period ending on Tuesday's close of the NYSE is calculated as follows:

        Net Investment Factor = ($11.46/$11.44) - 0.0000340 = 1.0017142

The amount subtracted from the ratio of the two net asset values (0.0000340) is the daily equivalent of the annual asset-based expense charges against the Subaccount of 1.25%.

In the example given above, if the Annuity Unit value for the Subaccount was $101.03523 on Monday, the Annuity Unit Value on Tuesday would have been:

$101.03523 X 1.0017142  = $101.19888
---------------------
      1.0000943







ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENTS

Assume that a male Contract owner, P, owns a Contract in connection with which P has allocated all of his Contract Value to a single Subaccount. P is also the sole Annuitant. At age 60, P chooses to annuitize his Contract under Option B, Life and 10 Years Certain. As of the last Valuation Date preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655. Accordingly, P's Account Value at that Date is equal to 7543.2456 X $15.432655 = $116,412.31. There are no premium tax charges payable upon annuitization. Assume also that the Annuity Unit Value for the Subaccount at that same Date is $132.56932, and that the Annuity Unit Value on the Valuation Date immediately prior to the second annuity payment date is $133.27695.

P's first Variable Annuity payment is determined from the annuity rate tables in P's Contract, using the information assumed above. The tables supply monthly annuity payments for each $1,000 of applied Contract Value. Accordingly, P's first Variable Annuity payment is determined by multiplying the monthly installment of $5.44 by the result of dividing P's Account Value by $1,000:

             First Payment = $5.44 X ($116,412.31/$1,000) = $633.28

The number of P's Annuity Units is also determined at this time. It is equal to the amount of the first Variable Annuity payment divided by the value of an Annuity Unit at the Valuation Date immediately prior to annuitization:

            Annuity Units = $633.28 / $132.56932 = 4.77697

P's second Variable Annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Date immediately prior to the second payment due date:

                Second Payment = 4.77697 X $133.27695 = $636.66

P's third and subsequent Variable Annuity payments are computed in the same manner.

The amount of the first Variable Annuity payment depends on the Contract Value in the relevant Subaccount on the Annuity Date. Thus, it reflects the investment performance of the Subaccount net of fees and charges during the Accumulation Period. The amount of the first Variable Annuity payment determines the number of Annuity Units allocated to P's Contract for the Annuity Period. That number will remain constant throughout the Annuity Period, unless the Contract Owner makes a transfer. The amount of the second and subsequent Variable Annuity payments depends on changes in the Annuity Unit Value, which will continuously reflect changes in the net investment performance of the Subaccount during the Annuity Period.



                                    EXPERTS

     The financial statements of Lincoln Benefit Life Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the related financial statement schedules included in this Statement of Additional Information and incorporated by reference in this prospectus from the Lincoln Benefit Life Company Annual Report on Form 10-K for the year ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included and incorporated by reference herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements of the sub-accounts comprising Lincoln Benefit Life Variable Annuity Account as of December 31, 2004 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

The financial statements of the Subaccounts comprising the Separate Account as of December 31, 2004, and for the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and related financial statement schedules and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and financial statement schedules of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contacts.



                                  Accumulation Unit Values(1)
                             Basic Policy plus Death Benefit Rider

                                                     Year ending Year ending
                                                     Year ending December 31,
                                                     December 31, December 31,
Subaccount                                               1998          1999           2000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning                         --            --             --
Accumulation Unit Value Ending                            --            --             --
Number of Units Outstanding at End of Year                --            --             --

Alger American Growth - Class O
Accumulation Unit Value Beginning                      $10.000        $11.920       $15.710
Accumulation Unit Value Ending                         $11.920        $15.710       $13.190
Number of Units Outstanding at End of Year              15,244        231,260       392,729

Alger American Income & Growth - Class O
Accumulation Unit Value Beginning                      $10.000        $11.490       $16.130
Accumulation Unit Value Ending                         $12.800        $16.130       $15.690
Number of Units Outstanding at End of Year              4,249         248,187       455,124

Alger American Leveraged AllCap - Class O
Accumulation Unit Value Beginning                      $10.000        $12.800       $22.460
Accumulation Unit Value Ending                         $12.800        $22.460       $16.640
Number of Units Outstanding at End of Year              4,249         97,191        218,773

Alger American MidCap Growth - Class O
Accumulation Unit Value Beginning                      $10.000        $11.590       $15.060
Accumulation Unit Value Ending                         $11.590        $15.060       $16.200
Number of Units Outstanding at End of Year              8,615         39,695        210,363

Alger American Small Capitalization - Class O
Accumulation Unit Value Beginning                      $10.000        $11.300       $15.980
Accumulation Unit Value Ending                         $11.300        $15.980       $11.460
Number of Units Outstanding at End of Year              2,569         33,114         71,824

Federated High Income Bond II
Accumulation Unit Value Beginning                      $10.000        $9.840         $9.920
Accumulation Unit Value Ending                          $9.840        $9.920         $8.900
Number of Units Outstanding at End of Year              7,379         64,354         83,036

Federated U.S. Goverment Securities II
Accumulation Unit Value Beginning                      $10.000        $10.260       $10.050
Accumulation Unit Value Ending                         $10.260        $10.050       $10.990
Number of Units Outstanding at End of Year              10,599        90,255         94,501

Federated Capital Income II
Accumulation Unit Value Beginning                      $10.000        $11.130       $11.150
Accumulation Unit Value Ending                         $11.130        $11.150       $10.010
Number of Units Outstanding at End of Year              23,112        149,567       206,040

Fidelity VIP Asset Manager - Initial Class
Accumulation Unit Value Beginning                      $10.000        $10.800       $11.820
Accumulation Unit Value Ending                         $10.800        $11.820       $11.190
Number of Units Outstanding at End of Year              7,062         66,166        125,550

Fidelity VIP Contrafund - Initial Class
Accumulation Unit Value Beginning                      $10.000        $11.450       $14.020
Accumulation Unit Value Ending                         $11.450        $14.020       $12.910
Number of Units Outstanding at End of Year              22,847        262,116       536,494

Fidelity VIP Equity-Income - Initial Class
Accumulation Unit Value Beginning                      $10.000        $10.820       $11.340
Accumulation Unit Value Ending                         $10.820        $11.340       $12.120
Number of Units Outstanding at End of Year              19,830        375,346       528,647

Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning                      $10.000        $11.620       $15.730
Accumulation Unit Value Ending                         $11.620        $15.730       $13.810
Number of Units Outstanding at End of Year              11,279        208,899       440,239

Fidelity VIP Index 500 - Initial Class
Accumulation Unit Value Beginning                      $10.000        $11.350       $13.490
Accumulation Unit Value Ending                         $11.350        $13.490       $12.050
Number of Units Outstanding at End of Year             136,539        686,148      1,185,590

Fidelity VIP Money Market - Initial Class
Accumulation Unit Value Beginning                      $10.000        $10.140       $10.510
Accumulation Unit Value Ending                         $10.140        $10.510       $11.010
Number of Units Outstanding at End of Year              53,103        435,122       503,912

Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning                      $10.000        $10.490       $14.750
Accumulation Unit Value Ending                         $10.490        $14.750       $11.760
Number of Units Outstanding at End of Year              2,466         17,998         65,348

Janus Aspen Series Mid Cap Growth - Institutional
Shares
Accumulation Unit Value Beginning                      $10.000        $12.260       $27.240
Accumulation Unit Value Ending                         $12.260        $27.240       $18.310
Number of Units Outstanding at End of Year              4,799         105,275       348,193

Janus Aspen Series Balanced - Institutional Shares
Accumulation Unit Value Beginning                      $10.000        $11.680       $14.590
Accumulation Unit Value Ending                         $11.680        $14.590       $14.050
Number of Units Outstanding at End of Year              18,636        421,211       880,707

Janus Aspen Series Flexible Bond - Institutional
Shares (3)
Accumulation Unit Value Beginning                      $10.000        $10.240       $10.260
Accumulation Unit Value Ending                         $10.240        $10.260       $10.740
Number of Units Outstanding at End of Year              7,491         50,882         95,620

Janus Aspen Series Large Cap Growth - Institutional
Shares (3)
Accumulation Unit Value Beginning                      $10.000        $11.850       $16.810
Accumulation Unit Value Ending                         $11.850        $16.810       $14.160
Number of Units Outstanding at End of Year              14,182        338,171       824,297

Janus Aspen Series Foreign Stock - Service Shares
(2)
Accumulation Unit Value Beginning                         --            --             --
Accumulation Unit Value Ending                            --            --             --
Number of Units Outstanding at End of Year                --            --             --

Janus Aspen Series Worldwide Growth - Institutional
Shares
Accumulation Unit Value Beginning                      $10.000        $10.680       $17.300
Accumulation Unit Value Ending                         $10.680        $17.300       $14.380
Number of Units Outstanding at End of Year              60,930        411,137       825,885

LSA Balanced (2) (4)
Accumulation Unit Value Beginning                         --            --             --
Accumulation Unit Value Ending                            --            --       --
Number of Units Outstanding at End of Year                --            --             --

MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning                      $10.000        $11.740       $20.450
Accumulation Unit Value Ending                         $11.740        $20.450       $16.200
Number of Units Outstanding at End of Year                91          30,880         95,426

MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning                      $10.000        $11.190       $11.760
Accumulation Unit Value Ending                         $11.190        $11.760       $11.580
Number of Units Outstanding at End of Year              8,633         111,594       186,023

MFS New Discovery - Initial Class
Accumulation Unit Value Beginning                      $10.000        $11.340       $19.390
Accumulation Unit Value Ending                         $11.340        $19.390       $18.730
Number of Units Outstanding at End of Year              2,858         21,614         92,514

MFS Research - Initial Class
Accumulation Unit Value Beginning                      $10.000        $11.070       $13.530
Accumulation Unit Value Ending                         $11.070        $13.530       $12.690
Number of Units Outstanding at End of Year              2,305         39,021         88,470

MFS Total Return - Initial Class
Accumulation Unit Value Beginning                      $10.000        $10.600       $10.770
Accumulation Unit Value Ending                         $10.600        $10.770       $12.320
Number of Units Outstanding at End of Year              8,539         43,038         99,543

Premier VIT OpCap Balanced (2) (5)
Accumulation Unit Value Beginning                         --            --             --
Accumulation Unit Value Ending                            --            --             --
Number of Units Outstanding at End of Year                --            --             --

Premier VIT OpCap SmallCap (2) (5)
Accumulation Unit Value Beginning                         --            --             --
Accumulation Unit Value Ending                            --            --             --
Number of Units Outstanding at End of Year                --            --             --

Oppenheimer Main Street Small Cap Fund/VA - Service
Shares (2)
Accumulation Unit Value Beginning                         --            --             --
Accumulation Unit Value Ending                            --            --             --
Number of Units Outstanding at End of Year                --            --             --

PIMCO VIT Foreign Bond - Administrative Shares (2)
Accumulation Unit Value Beginning                         --            --             --
Accumulation Unit Value Ending                            --            --             --
Number of Units Outstanding at End of Year                --            --             --

PIMCO VIT Total Return - Administrative Shares (2)
Accumulation Unit Value Beginning                         --            --             --
Accumulation Unit Value Ending                            --            --             --
Number of Units Outstanding at End of Year                --            --             --

Putnam VT International Growth and Income - Class IB
Accumulation Unit Value Beginning                         --            --             --
Accumulation Unit Value Ending                            --            --             --
Number of Units Outstanding at End of Year                --            --             --

Salomon Brothers Variable Investors - Class I
Accumulation Unit Value Beginning                         --            --             --
Accumulation Unit Value Ending                            --            --             --
Number of Units Outstanding at End of Year                --            --             --


Scudder SVS I Balanced - Class A (6)
Accumulation Unit Value Beginning                      $10.000        $11.030       $12.540
Accumulation Unit Value Ending                         $11.030        $12.540       $12.110
Number of Units Outstanding at End of Year              4,128         111,209       213,125


Scudder SVS I Bond - Class A
Accumulation Unit Value Beginning                      $10.000        $10.180        $9.940
Accumulation Unit Value Ending                         $10.180        $9.950        $10.830
Number of Units Outstanding at End of Year              2,343         279,38         72,535

Scudder SVS I Global Discovery - Class A
Accumulation Unit Value Beginning                      $10.000        $10.760       $17.600
Accumulation Unit Value Ending                         $10.760        $17.600       $16.430
Number of Units Outstanding at End of Year                0           10,302         29,46

Scudder SVS I Growth and Income - Class A
Accumulation Unit Value Beginning                      $10.000        $10.510       $10.990
Accumulation Unit Value Ending                         $10.510        $10.990       $10.610
Number of Units Outstanding at End of Year              1,708         37,864         72,202

Scudder SVS I International - Class A
Accumulation Unit Value Beginning                      $10.000        $10.370       $15.800
Accumulation Unit Value Ending                         $10.370        $15.800       $12.190
Number of Units Outstanding at End of Year              5,932         21,515         42,270

STI Classic Capital Appreciation
Accumulation Unit Value Beginning                         --          $10.000       $10.060
Accumulation Unit Value Ending                            --          $10.060       $10.220
Number of Units Outstanding at End of Year                --           4,666         7,230

STI Classic International Equity (7)
Accumulation Unit Value Beginning                         --          $10.000       $10.500
Accumulation Unit Value Ending                            --          $10.500        $9.999
Number of Units Outstanding at End of Year                --            --             --

STI Classic Value Income Stock
Accumulation Unit Value Beginning                         --          $10.000        $8.630
Accumulation Unit Value Ending                            --          $8.630         $9.390
Number of Units Outstanding at End of Year                --            665          1,640

Strong Mid Cap Growth II - Investor Class
Accumulation Unit Value Beginning                      $10.000        $11.410       $21.350
Accumulation Unit Value Ending                         $11.410        $21.350       $17.920
Number of Units Outstanding at End of Year              3,091         36,267        125,889

Strong Opportunity II - Investor Class
Accumulation Unit Value Beginning                      $10.000        $10.930       $14.530
Accumulation Unit Value Ending                         $10.930        $14.530       $15.270
Number of Units Outstanding at End of Year              1,370         24,845         79,800

T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning                      $10.000        $10.780       $11.020
Accumulation Unit Value Ending                         $10.780        $11.020       $12.270
Number of Units Outstanding at End of Year              13,978        76,739        148,784

T. Rowe Price International Stock - I
Accumulation Unit Value Beginning                      $10.000        $10.770       $14.150
Accumulation Unit Value Ending                         $10.770        $14.150       $11.460
Number of Units Outstanding at End of Year              5,160         27,663         75,690

T. Rowe Price Mid-Cap Growth - I (8)
Accumulation Unit Value Beginning                      $10.000        $11.490       $14.020
Accumulation Unit Value Ending                         $11.490        $14.020       $14.840
Number of Units Outstanding at End of Year              43,441        96,322        143,110

T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning                      $10.000        $11.240       $12.490
Accumulation Unit Value Ending                         $11.240        $12.490       $11.000
Number of Units Outstanding at End of Year              4,213         21,505         16,894

Van Kampen LIT Aggressive  Growth - Class II
(2)
Accumulation Unit Value Beginning                         --            --             --
Accumulation Unit Value Ending                            --            --             --
Number of Units Outstanding at End of Year                --            --             --

Van Kampen LIT Growth and Income - Class II (2)
Accumulation Unit Value Beginning                         --            --             --
Accumulation Unit Value Ending                            --            --             --
Number of Units Outstanding at End of Year                --            --             --

Van Kampen UIF U.S. Mid Cap Value - Class I
(2)(9)
Accumulation Unit Value Beginning                         --            --             --
Accumulation Unit Value Ending                            --            --             --
Number of Units Outstanding at End of Year                --            --             --




                                                    Year ending Year ending Year
                                                    ending Year ending December
                                                    31, December 31, December
                                                    31, December 31,
Subaccount                                              2001          2002          2003         2004
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning                        --            --            --            $10.000
Accumulation Unit Value Ending                           --            --            --            $10.806
Number of Units Outstanding at End of Year               --            --            --            105,095

Alger American Growth - Class O
Accumulation Unit Value Beginning                     $13.190        $11.470       $7.573          $10.089
Accumulation Unit Value Ending                        $11.470        $7.573        $10.089         $10.490
Number of Units Outstanding at End of Year            426,132        369,719       352,827         311,988

Alger American Income & Growth - Class O
Accumulation Unit Value Beginning                     $15.690        $13.250       $8.999          $11.516
Accumulation Unit Value Ending                        $13.250        $8.999        $11.516         $12.241
Number of Units Outstanding at End of Year            579,045        590,474       538,098         425,601

Alger American Leveraged AllCap - Class O
Accumulation Unit Value Beginning                     $16.640        $13.790       $8.982          $11.927
Accumulation Unit Value Ending                        $13.790        $8.982        $11.927         $12.717
Number of Units Outstanding at End of Year            220,051        207,042       184,952         167,237

Alger American MidCap Growth - Class O
Accumulation Unit Value Beginning                     $16.200        $19.930       $10.366         $15.100
Accumulation Unit Value Ending                        $19.930        $10.366       $15.100         $16.824
Number of Units Outstanding at End of Year            2473,39        222,668       261,593         253,128

Alger American Small Capitalization - Class O
Accumulation Unit Value Beginning                     $11.460        $7.960        $5.791           $8.124
Accumulation Unit Value Ending                         $7.960        $5.791        $8.124           $9.334
Number of Units Outstanding at End of Year            120,316        178,044       192,091         311,336

Federated High Income Bond II
Accumulation Unit Value Beginning                      $8.900        $8.890        $8.881          $10.698
Accumulation Unit Value Ending                         $8.890        $8.881        $10.698         $11.647
Number of Units Outstanding at End of Year            174,251        167,054       281,700         312,748

Federated U.S. Goverment Securities II
Accumulation Unit Value Beginning                     $10.990        $11.600       $12.463         $12.574
Accumulation Unit Value Ending                        $11.600        $12.463       $12.574         $12.840
Number of Units Outstanding at End of Year            328,232        721,957       545,703         486,928

Federated Capital Income II
Accumulation Unit Value Beginning                     $10.010        $8.510        $6.379           $7.586
Accumulation Unit Value Ending                         $8.510        $6.379        $7.586           $8.219
Number of Units Outstanding at End of Year            222,626        198,273       165,477         131,886

Fidelity VIP Asset Manager - Initial Class
Accumulation Unit Value Beginning                     $11.190        $10.580       $9.518          $11.067
Accumulation Unit Value Ending                        $10.580        $9.518        $11.067         $11.504
Number of Units Outstanding at End of Year            130,300        131,396       127,905         135,064

Fidelity VIP Contrafund - Initial Class
Accumulation Unit Value Beginning                     $12.910        $11.160       $9.972          $12.626
Accumulation Unit Value Ending                        $11.160        $9.972        $12.626         $14.370
Number of Units Outstanding at End of Year            609,613        654,730       761,503         795,462

Fidelity VIP Equity-Income - Initial Class
Accumulation Unit Value Beginning                     $12.120        $11.350       $9.293          $11.938
Accumulation Unit Value Ending                        $11.350        $9.293        $11.938         $13.123
Number of Units Outstanding at End of Year            699,174        667,345       634,962         642,647

Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning                     $13.810        $11.200       $7.718          $10.106
Accumulation Unit Value Ending                        $11.200        $7.718        $10.106         $10.297
Number of Units Outstanding at End of Year            573,703        501,312       486,055         475,294

Fidelity VIP Index 500 - Initial Class
Accumulation Unit Value Beginning                     $12.050        $10.440       $8.002          $10.128
Accumulation Unit Value Ending                        $10.440        $8.002        $10.128         $11.042
Number of Units Outstanding at End of Year           1,324,584      1,227,528     1,247,222      1,204,079

Fidelity VIP Money Market - Initial Class
Accumulation Unit Value Beginning                     $11.010        $11.310       $11.336         $11.284
Accumulation Unit Value Ending                        $11.310        $11.336       $11.284         $11.256
Number of Units Outstanding at End of Year            713,649        835,286       669,921         627,640

Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning                     $11.760        $9.130        $7.177          $10.141
Accumulation Unit Value Ending                         $9.130        $7.177        $10.141         $11.358
Number of Units Outstanding at End of Year             48,863        58,369        117,299         133,210

Janus Aspen Series Mid Cap Growth - Institutional
Shares
Accumulation Unit Value Beginning                     $18.310        $10.920       $7.758          $10.331
Accumulation Unit Value Ending                        $10.920        $7.758        $10.331         $12.295
Number of Units Outstanding at End of Year            327,949        298,122       276,454         397,665

Janus Aspen Series Balanced - Institutional Shares
Accumulation Unit Value Beginning                     $14.050        $13.200       $12.173         $13.684
Accumulation Unit Value Ending                        $13.200        $12.173       $13.684         $14.637
Number of Units Outstanding at End of Year           1,073,528      1,073,713      904,975         813,548


Janus Aspen Series Flexible Bond- Institutional
Shares (3)

Accumulation Unit Value Beginning                     $10.740        $11.410       $12.422         $13.026
Accumulation Unit Value Ending                        $11.410        $12.422       $13.026         $13.347
Number of Units Outstanding at End of Year            201,415        364,612       372,832         319,960

Janus Aspen Series Large Cap Growth -
Institutional Shares (3)
Accumulation Unit Value Beginning                     $14.160        $10.500       $7.608           $9.877
Accumulation Unit Value Ending                        $10.500        $7.608        $9.877          $10.175
Number of Units Outstanding at End of Year            831,836        709,678       621,129         528,557

Janus Aspen Series Foreign Stock - Service Shares
(2)
Accumulation Unit Value Beginning                        --          $10.000       $7.752          $10.191
Accumulation Unit Value Ending                           --          $7.752        $10.191         $11.875
Number of Units Outstanding at End of Year               --          10,436        18,409           38,184

Janus Aspen Series Worldwide Growth -
Institutional Shares
Accumulation Unit Value Beginning                     $14.380        $10.990       $8.072           $9.864
Accumulation Unit Value Ending                        $10.990        $8.072        $9.864          $10.187
Number of Units Outstanding at End of Year            882,326        778,175       632,423         540,179

LSA Balanced (2) (4)

Accumulation Unit Value Beginning                        --          $10.000       $8.666    $11.037
Accumulation Unit Value Ending                           --          $8.666        $11.037      $11.163
Number of Units Outstanding at End of Year               --           1,504        46,534          0


MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning                     $16.200        $10.620       $6.933
Accumulation Unit Value Ending                        $10.620        $6.933        $8.899
Number of Units Outstanding at End of Year            1199,39        101,782       99,508

MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning                     $11.580        $9.590        $7.471           $8.899
Accumulation Unit Value Ending                         $9.590        $7.471        $8.994           $9.908
Number of Units Outstanding at End of Year            212,902        214,241       191,488          77,890

MFS New Discovery - Initial Class
Accumulation Unit Value Beginning                     $18.730        $17.530       $11.814          $8.994
Accumulation Unit Value Ending                        $17.530        $11.814       $15.570          $9.871
Number of Units Outstanding at End of Year            1026,91        134,660       142,686         166,320

MFS Research - Initial Class
Accumulation Unit Value Beginning                     $12.690        $9.850        $7.325          $15.570
Accumulation Unit Value Ending                         $9.850        $7.325        $9.003          $16.346
Number of Units Outstanding at End of Year            161,595        154,173       141,365         104,037

MFS Total Return - Initial Class
Accumulation Unit Value Beginning                     $12.320        $12.170       $11.373          $9.003
Accumulation Unit Value Ending                        $12.170        $11.373       $13.039         $10.280
Number of Units Outstanding at End of Year            366,464        351,276       431,129         104,339

Premier VIT OpCap Balanced (2) (5)
Accumulation Unit Value Beginning                        --            --            --            $11.456
Accumulation Unit Value Ending                           --            --            --            $10.715
Number of Units Outstanding at End of Year               --            --            --             37,586

Premier VIT OpCap SmallCap (2) (5)
Accumulation Unit Value Beginning                        --          $10.000       $7.190          $10.000
Accumulation Unit Value Ending                           --          $7.190        $10.110         $10.798
Number of Units Outstanding at End of Year               --          28,026        78,738           59,439

Oppenheimer Main Street Small Cap Fund/VA -
Service Shares (2)
Accumulation Unit Value Beginning                        --          $10.000       $7.837          $10.110
Accumulation Unit Value Ending                           --          $7.837        $11.141         $11.746
Number of Units Outstanding at End of Year               --          42,259        81,748          101,370

PIMCO VIT Foreign Bond - Administrative Shares (2)
Accumulation Unit Value Beginning                        --          $10.000       $10.551         $11.141
Accumulation Unit Value Ending                           --          $10.551       $10.633         $13.087
Number of Units Outstanding at End of Year               --          18,833        48,475          106,022

PIMCO VIT Total Return - Administrative Shares (2)
Accumulation Unit Value Beginning                        --          $10.000       $10.543         $10.633
Accumulation Unit Value Ending                           --          $10.543       $10.915         $11.063
Number of Units Outstanding at End of Year               --          262,044       477,147          64,555

Putnam VT International Growth and Income - Class
IB
Accumulation Unit Value Beginning                        --          $10.000       $8.187          $10.915
Accumulation Unit Value Ending                           --          $8.187        $11.124         $11.283
Number of Units Outstanding at End of Year               --          20,588        33,361          496,866

Salomon Brothers Variable Investors - Class I
Accumulation Unit Value Beginning                        --            --            --            $11.124
Accumulation Unit Value Ending                           --            --            --            $13.264
Number of Units Outstanding at End of Year               --            --            --             60,246

Scudder SVS I Balanced - Class A (6)
Accumulation Unit Value Beginning                     $12.110        $11.210       $9.383          $10.000
Accumulation Unit Value Ending                        $11.210        $9.383        $10.906         $10.939
Number of Units Outstanding at End of Year            262,478        265,063       259,137          16,313

Scudder SVS I Bond - Class A
Accumulation Unit Value Beginning                     $10.830        $11.290       $11.976         $10.906
Accumulation Unit Value Ending                        $11.290        $11.976       $12.401         $11.446
Number of Units Outstanding at End of Year            198,874        231,418       212,847         227,371

Scudder SVS I Global Discovery - Class A
Accumulation Unit Value Beginning                     $16.430        $12.210       $9.639          $12.401
Accumulation Unit Value Ending                        $12.210        $9.639        $14.164         $12.880
Number of Units Outstanding at End of Year             53,405        43,427        64,362          192,033

Scudder SVS I Growth and Income - Class A
Accumulation Unit Value Beginning                     $10.610        $9.270        $7.025          $14.164
Accumulation Unit Value Ending                         $9.270        $7.025        $8.776          $17.220
Number of Units Outstanding at End of Year             72,414        78,772        84,611           71,497

Scudder SVS I International - Class A
Accumulation Unit Value Beginning                     $12.190        $8.310        $6.684           $8.776
Accumulation Unit Value Ending                         $8.310        $6.684        $8.416           $9.528
Number of Units Outstanding at End of Year             42,578        58,038        60,739           80,031

Scudder SVS II Total Return - Class A
Accumulation Unit Value Beginning                        --            --            --      --
Accumulation Unit Value Ending                           --            --            --      --
Number of Units Outstanding at End of Year               --            --            --      --

STI Classic Capital Appreciation
Accumulation Unit Value Beginning                     $10.220        $9.540        $7.343           $8.416
Accumulation Unit Value Ending                         $9.540        $7.343        $8.573           $9.666
Number of Units Outstanding at End of Year             21,447        50,281        66,395           60,597

STI Classic International Equity (7)
Accumulation Unit Value Beginning                      $9.999        $8.130        $6.525           $8.573
Accumulation Unit Value Ending                         $8.130        $6.525        $8.831           $9.020
Number of Units Outstanding at End of Year             1,603          1,695         1,724           62,996

STI Classic Value Income Stock
Accumulation Unit Value Beginning                      $9.390        $9.150        $7.485           $8.831
Accumulation Unit Value Ending                         $9.150        $7.485        $9.083          $10.388
Number of Units Outstanding at End of Year             34,717        18,860        19,189            1,785

Strong Mid Cap Growth II - Investor Class
Accumulation Unit Value Beginning                     $17.920        $12.220       $7.524           $9.083
Accumulation Unit Value Ending                        $12.220        $7.524        $9.953          $10.321
Number of Units Outstanding at End of Year            114,860        116,972       119,849          54,649

Strong Opportunity II - Investor Class
Accumulation Unit Value Beginning                     $15.270        $14.490       $10.449          $9.953
Accumulation Unit Value Ending                        $14.490        $10.449       $14.110         $11.689
Number of Units Outstanding at End of Year            253,260        325,479       282,337         124,471

T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning                     $12.270        $12.270       $10.510         $14.110
Accumulation Unit Value Ending                        $12.270        $10.510       $13.000         $16.441
Number of Units Outstanding at End of Year            397,546        463,033       529,345         224,911

T. Rowe Price International Stock - I
Accumulation Unit Value Beginning                     $11.460        $8.790        $7.075          $13.000
Accumulation Unit Value Ending                         $8.790        $7.075        $9.102          $14.724
Number of Units Outstanding at End of Year             92,414        80,308        100,861         637,860

T. Rowe Price Mid-Cap Growth - I (8)
Accumulation Unit Value Beginning                     $14.840        $14.490       $11.246          $9.102
Accumulation Unit Value Ending                        $14.490        $11.246       $15.340         $10.207
Number of Units Outstanding at End of Year            170,663        283,461       396,986         108,187

T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning                     $11.000        $9.560        $6.754          $15.340
Accumulation Unit Value Ending                         $9.560        $6.754        $8.993          $17.892
Number of Units Outstanding at End of Year             25,250        47,851        51,497          398,739

Van Kampen LIT Aggressive  Growth - Class II (2)
Accumulation Unit Value Beginning                        --            --            --             $8.993
Accumulation Unit Value Ending                           --            --            --             $9.828
Number of Units Outstanding at End of Year               --            --            --             48,594

Van Kampen LIT Growth and Income - Class II (2)
Accumulation Unit Value Beginning                        --          $10.000       $8.152          $10.000
Accumulation Unit Value Ending                           --          $8.152        $10.258         $11.141
Number of Units Outstanding at End of Year               --           6,937        129,668          13,718


Van Kampen UIF U.S. Mid Cap Value - Class I (2)(9)
Accumulation Unit Value Beginning                        --            --            --      $10.258
Accumulation Unit Value Ending                           --            --            --      $11.538
Number of Units Outstanding at End of Year               --            --            --      241,428

Wells Fargo Advantage Discovery  Fund (10)
Accumulation Unit Value Beginning                        --            --            --      --
Accumulation Unit Value Ending                           --            --            --      --
Number of Units Outstanding at End of Year               --            --            --      --

Wells Fargo Advantage Opportunity Fund (10)
Accumulation Unit Value Beginning                        --            --            --      --
Accumulation Unit Value Ending                           --            --            --      --
Number of Units Outstanding at End of Year               --            --            --      --







                                     Accumulation Unit Values(1)
                                Basic Policy plus Income Benefit Rider


                                      Year ending              ear endingYear endingYear ending
                                      ecember 31, Year ending YDecember   December   December
Subaccount                               2000     December 31,    31,        31,        31,
                                     D                2001       2002       2003       2004
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning         --           --         --         --         $10.000
Accumulation Unit Value Ending            --           --         --         --         $10.795
Number of Units Outstanding at End
of Year                                   --           --         --         --         124,889

Alger American Growth - Class O
Accumulation Unit Value Beginning       $10.000      $8.170     $7.090     $4.675        $6.218
Accumulation Unit Value Ending          $8.170       $7.090     $4.675     $6.218        $6.456
Number of Units Outstanding at End
of Year                                 11,665       17,727     57,432     226,455      285,968

Alger American Income & Growth -
Class O
Accumulation Unit Value Beginning       $10.000      $9.290     $7.830     $5.311        $6.786
Accumulation Unit Value Ending          $9.290       $7.830     $5.311     $6.786        $7.202
Number of Units Outstanding at End
of Year                                 32,923       45,318     116,814    185,177      215,770

Alger American Leveraged AllCap -
Class O
Accumulation Unit Value Beginning       $10.000      $7.690     $6.360     $4.137        $5.485
Accumulation Unit Value Ending          $7.690       $6.360     $4.137     $5.485        $5.840
Number of Units Outstanding at End
of Year                                 24,376       31,328     52,215     133,458      170,900

Alger American MidCap Growth - Class
O
Accumulation Unit Value Beginning       $10.000      $9.450     $8.690     $6.026        $8.765
Accumulation Unit Value Ending          $9.450       $8.690     $6.026     $8.765        $9.751
Number of Units Outstanding at End
of Year                                  3,811       16,720     45,527     172,689      252,067

Alger American Small Capitalization
- Class O
Accumulation Unit Value Beginning       $10.000      $7.220     $5.010     $3.637        $5.096
Accumulation Unit Value Ending          $7.220       $5.010     $3.637     $5.096        $5.846
Number of Units Outstanding at End
of Year                                   --         5,455      34,486     99,362       147,944

Federated High Income Bond II
Accumulation Unit Value Beginning       $10.000      $9.200     $9.180     $5.813       $11.018
Accumulation Unit Value Ending          $9.200       $9.180     $5.813     $6.903       $11.977
Number of Units Outstanding at End
of Year                                   --         16,922     10,919     25,355       259,206

Federated U.S. Goverment Securities
II
Accumulation Unit Value Beginning       $10.000     $10.620     $11.180    $12.002      $12.090
Accumulation Unit Value Ending          $10.620     $11.180     $12.002    $12.090      $12.328
Number of Units Outstanding at End
of Year                                    0         8,056      34,157     111,727      159,145

Federated Capital Income II
Accumulation Unit Value Beginning       $10.000      $9.150     $7.770     $9.160        $6.903
Accumulation Unit Value Ending          $9.150       $7.770     $9.160     $11.018       $7.468
Number of Units Outstanding at End
of Year                                  1,066       9,663      38,618     155,386       42,894

Fidelity VIP Asset Manager - Initial
Class
Accumulation Unit Value Beginning       $10.000      $9.600     $9.060     $8.135        $9.445
Accumulation Unit Value Ending          $9.600       $9.060     $8.135     $9.445        $9.804
Number of Units Outstanding at End
of Year                                    0         2,311       5,169     20,603        36,345

Fidelity VIP Contrafund - Initial
Class
Accumulation Unit Value Beginning       $10.000      $9.390     $8.110     $7.231        $9.142
Accumulation Unit Value Ending          $9.390       $8.110     $7.231     $9.142       $10.389
Number of Units Outstanding at End
of Year                                  1,873       19,604     66,509     274,786      398,909

Fidelity VIP Equity-Income - Initial
Class
Accumulation Unit Value Beginning       $10.000     $11.050     $10.340    $8.447       $10.835
Accumulation Unit Value Ending          $11.050     $10.340     $8.447     $10.835      $11.893
Number of Units Outstanding at End
of Year                                 29,062       13,148     36,544     172,352      238,847

Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning       $10.000      $8.400     $6.810     $4.683        $6.123
Accumulation Unit Value Ending          $8.400       $6.810     $4.683     $6.123        $6.229
Number of Units Outstanding at End
of Year                                  1,959       11,192     30,328     216,283      394,806

Fidelity VIP Index 500 - Initial
Class
Accumulation Unit Value Beginning       $10.000      $9.050     $7.830     $5.990        $7.569
Accumulation Unit Value Ending          $9.050       $7.830     $5.990     $7.569        $8.240
Number of Units Outstanding at End
of Year                                 28,690       59,994     150,953    512,093      653,279

Fidelity VIP Money Market - Initial
Class
Accumulation Unit Value Beginning       $10.000     $10.240     $10.500    $10.509      $10.446
Accumulation Unit Value Ending          $10.240     $10.500     $10.509    $10.446      $10.404
Number of Units Outstanding at End
of Year                                    0         12,384     105,324    98,684       158,446

Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning       $10.000      $8.450     $6.560     $5.144        $7.258
Accumulation Unit Value Ending          $8.450       $6.560     $5.144     $7.258        $8.117
Number of Units Outstanding at End
of Year                                    0         2,037      12,874     61,033       113,024

Janus Aspen Series Mid Cap Growth -
Institutional Shares
Accumulation Unit Value Beginning       $10.000      $6.660     $3.970     $2.814        $3.741
Accumulation Unit Value Ending          $6.660       $3.970     $2.814     $3.741        $4.445
Number of Units Outstanding at End
of Year                                 23,498       35,242     57,997     97,942        94,730

Janus Aspen Series Balanced -
Institutional Shares
Accumulation Unit Value Beginning       $10.000      $9.630     $9.030     $8.314        $9.332
Accumulation Unit Value Ending          $9.630       $9.030     $8.314     $9.332        $9.967
Number of Units Outstanding at End
of Year                                 16,514      103,921     127,383    213,742      241,921


Janus Aspen Series Flexible Bond -
Institutional Shares (3)

Accumulation Unit Value Beginning       $10.000     $10.410     $11.040    $12.003      $12.567
Accumulation Unit Value Ending          $10.410     $11.040     $12.003    $12.567      $12.858
Number of Units Outstanding at End
of Year                                    0         7,300      26,738     63,249        94,082


Janus Aspen Series Large Cap Growth
- Institutional Shares (3)

Accumulation Unit Value Beginning       $10.000      $8.330     $6.170     $4.463        $5.786
Accumulation Unit Value Ending          $8.330       $6.170     $4.463     $5.786        $5.952
Number of Units Outstanding at End
of Year                                 13,838       55,130     119,868    194,572      194,209

Janus Aspen Series Foreign Stock -
Service Shares (2)
Accumulation Unit Value Beginning         --           --       $10.000    $7.744       $10.166
Accumulation Unit Value Ending            --           --       $7.744     $10.166      $11.828
Number of Units Outstanding at End
of Year                                   --           --        7,447     18,672        32,276

Janus Aspen Series Worldwide Growth
- Institutional Shares
Accumulation Unit Value Beginning       $10.000      $8.200     $6.260     $4.586        $5.597
Accumulation Unit Value Ending          $8.200       $6.260     $4.586     $5.597        $5.771
Number of Units Outstanding at End
of Year                                   19         46,011     70,099     135,661      164,971

LSA Balanced (2) (4)

Accumulation Unit Value Beginning         --           --       $10.000    $8.657     $11.010
Accumulation Unit Value Ending            --           --       $8.657     $11.010    $11.130
Number of Units Outstanding at End                                                       0
of Year                                   --           --        3,951     16,465


MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning       $10.000      $8.160     $5.340     $3.482        $4.463
Accumulation Unit Value Ending          $8.160       $5.340     $3.482     $4.463        $4.962
Number of Units Outstanding at End
of Year                                 13,552       16,794     31,291     74,519        85,052

MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning       $10.000      $9.850     $8.150     $6.339        $7.620
Accumulation Unit Value Ending          $9.850       $8.150     $6.339     $7.620        $8.351
Number of Units Outstanding at End
of Year                                   10         5,123      18,699     55,726        65,590

MFS New Discovery - Initial Class
Accumulation Unit Value Beginning       $10.000      $8.970     $8.390     $5.643        $7.426
Accumulation Unit Value Ending          $8.970       $8.390     $5.643     $7.426        $7.785
Number of Units Outstanding at End
of Year                                  3,618       12,324     43,891     147,866      192,944

MFS Research - Initial Class
Accumulation Unit Value Beginning       $10.000      $8.880     $6.880     $5.110        $6.271
Accumulation Unit Value Ending          $8.880       $6.880     $5.110     $6.271        $7.149
Number of Units Outstanding at End
of Year                                  1,514       12,325     15,136     19,420        25,693

MFS Total Return - Initial Class
Accumulation Unit Value Beginning       $10.000     $11.210     $11.060    $10.324      $11.819
Accumulation Unit Value Ending          $11.210     $11.060     $10.324    $11.819      $12.948
Number of Units Outstanding at End
of Year                                  1,046       10,121     54,314     131,451      165,044

Premier VIT OpCap Balanced (2) (5)
Accumulation Unit Value Beginning         --           --         --         --         $10.000
Accumulation Unit Value Ending            --           --         --         --         $10.787
Number of Units Outstanding at End
of Year                                   --           --         --         --          30,117

Premier VIT OpCap SmallCap (2) (5)
Accumulation Unit Value Beginning         --           --       $10.000    $7.183       $10.084
Accumulation Unit Value Ending            --           --       $7.183     $10.084      $11.699
Number of Units Outstanding at End
of Year                                   --           --        9,769     63,063        99,363

Oppenheimer Main Street Small Cap Fund/VA -
Service Shares (2)
Accumulation Unit Value Beginning         --           --       $10.000    $7.829       $11.113
Accumulation Unit Value Ending            --           --       $7.829     $11.113      $13.035
Number of Units Outstanding at End
of Year                                   --           --        5,536     61,048       121,027

PIMCO VIT Foreign Bond -
Administrative Shares (2)
Accumulation Unit Value Beginning         --           --       $10.000    $10.540      $10.607
Accumulation Unit Value Ending            --           --       $10.540    $10.607      $11.019
Number of Units Outstanding at End
of Year                                   --           --         432      23,673        41,099

PIMCO VIT Total Return -
Administrative Shares (2)
Accumulation Unit Value Beginning         --           --       $10.000    $10.532      $10.887
Accumulation Unit Value Ending            --           --       $10.532    $10.887      $11.238
Number of Units Outstanding at End
of Year                                   --           --       47,297     186,545      258,505

Putnam VT International Growth and Income - Class
IB
Accumulation Unit Value Beginning         --           --       $10.000    $8.179       $11.096
Accumulation Unit Value Ending            --           --       $8.179     $11.096      $13.211
Number of Units Outstanding at End
of Year                                   --           --        7,378     23,617        30,902

Salomon Brothers Variable Investors
- Class I
Accumulation Unit Value Beginning         --           --         --         --         $10.000
Accumulation Unit Value Ending            --           --         --         --         $10.928
Number of Units Outstanding at End
of Year                                   --           --         --         --          59,957

Scudder SVS I Balanced - Class A (6)
Accumulation Unit Value Beginning       $10.000      $9.650     $8.920     $7.458        $8.656
Accumulation Unit Value Ending          $9.650       $8.920     $7.458     $8.656        $9.071
Number of Units Outstanding at End
of Year                                    0         7,603      42,675     80,334        94,855

Scudder SVS I Bond - Class A
Accumulation Unit Value Beginning       $10.000     $10.620     $11.060    $11.713      $12.111
Accumulation Unit Value Ending          $10.620     $11.060     $11.713    $12.111      $12.560
Number of Units Outstanding at End
of Year                                    0         10,551     13,712     89,535       104,889

Scudder SVS I Global Discovery -
Class A
Accumulation Unit Value Beginning       $10.000      $9.130     $6.770     $5.340        $7.835
Accumulation Unit Value Ending          $9.130       $6.770     $5.340     $7.835        $9.511
Number of Units Outstanding at End
of Year                                  1,262       4,666      16,395     64,597        85,021

Scudder SVS I Growth and Income -
Class A
Accumulation Unit Value Beginning       $10.000      $9.600     $8.380     $6.337        $7.904
Accumulation Unit Value Ending          $9.600       $8.380     $6.337     $7.904        $8.569
Number of Units Outstanding at End
of Year                                    0         3,011       6,015     29,722        32,112

Scudder SVS I International - Class A
Accumulation Unit Value Beginning       $10.000      $8.720     $5.930     $4.764        $5.990
Accumulation Unit Value Ending          $8.720       $5.930     $4.764     $5.990        $6.869
Number of Units Outstanding at End
of Year                                    0          931        7,720     29,032        40,501

Scudder SVS II Total Return - Class A
Accumulation Unit Value Beginning         --           --         --     --         --
Accumulation Unit Value Ending            --           --         --     --         --
Number of Units Outstanding at End                                        -
of Year                                   --           --         --     -          --

STI Classic Capital Appreciation
Accumulation Unit Value Beginning       $10.000      $9.640     $8.980     $6.905        $8.049
Accumulation Unit Value Ending          $9.640       $8.980     $6.905     $8.049        $8.456
Number of Units Outstanding at End
of Year                                    0         1,485       5,973     18,855        37,606

STI Classic International Equity (7)
Accumulation Unit Value Beginning       $10.000      $9.260     $7.530     $6.031        $8.150
Accumulation Unit Value Ending          $9.260       $7.530     $6.031     $8.150        $9.572
Number of Units Outstanding at End
of Year                                    0           62         569        730            777

STI Classic Value Income Stock
Accumulation Unit Value Beginning       $10.000     $11.710     $11.390    $9.309       $11.279
Accumulation Unit Value Ending          $11.710     $11.390     $9.309     $11.279      $12.798
Number of Units Outstanding at End
of Year                                    0         2,903      11,216     22,970        31,724

Strong Mid Cap Growth II - Investor
Class
Accumulation Unit Value Beginning       $10.000      $8.060     $5.490     $3.375        $4.458
Accumulation Unit Value Ending          $8.060       $5.490     $3.375     $4.458        $5.227
Number of Units Outstanding at End
of Year                                  9,131       22,284     31,866     70,951        89,140

Strong Opportunity II - Investor
Class
Accumulation Unit Value Beginning       $10.000     $10.160     $9.630     $6.934        $9.349
Accumulation Unit Value Ending          $10.160      $9.630     $6.934     $9.349       $10.877
Number of Units Outstanding at End
of Year                                  1,374       18,558     52,462     123,176      304,108

T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning       $10.000     $11.530     $11.510    $9.844       $12.158
Accumulation Unit Value Ending          $11.530     $11.510     $9.844     $12.158      $13.750
Number of Units Outstanding at End
of Year                                    0         4,183      33,112     122,082      188,012

T. Rowe Price International Stock - I
Accumulation Unit Value Beginning       $10.000      $8.560     $6.550     $5.265        $6.764
Accumulation Unit Value Ending          $8.560       $6.550     $5.265     $6.764        $7.573
Number of Units Outstanding at End
of Year                                    0         9,777      23,914     69,162       100,922

T. Rowe Price Mid-Cap Growth - I (8)
Accumulation Unit Value Beginning       $10.000     $10.070     $9.820     $7.607       $10.360
Accumulation Unit Value Ending          $10.070      $9.820     $7.607     $10.360      $12.066
Number of Units Outstanding at End
of Year                                  5,856       8,232      63,417     180,208      230,191

T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning       $10.000      $9.010     $7.820     $5.517        $7.335
Accumulation Unit Value Ending          $9.010       $7.820     $5.517     $7.335        $8.004
Number of Units Outstanding at End
of Year                                    0         1,426       6,173     33,483        45,690

Van Kampen LIT Aggressive  Growth -
Class II (2)
Accumulation Unit Value Beginning         --           --         --         --         $10.000
Accumulation Unit Value Ending            --           --         --         --         $11.129
Number of Units Outstanding at End
of Year                                   --           --         --         --          13,497

Van Kampen LIT Growth and Income -
Class II (2)
Accumulation Unit Value Beginning         --           --       $10.000    $8.144       $10.233
Accumulation Unit Value Ending            --           --       $8.144     $10.233      $11.492
Number of Units Outstanding at End
of Year                                   --           --       13,613     53,409        82,521

Van Kampen UIF U.S. Mid Cap Value -
Class I (2)(9)

Accumulation Unit Value Beginning         --           --         --         --         $10.000
Accumulation Unit Value Ending            --           --         --         --         $11.306
Number of Units Outstanding at End
of Year                                   --           --         --         --         131,386

Wells Fargo Advantage Discovery Fund (10)
Accumulation Unit Value Beginning         --           --         --         --              --
Accumulation Unit Value Ending            --           --         --         --              --
Number of Units Outstanding at End
of Year                                   --           --         --          --             --

Wells Fargo Advantage Opportunity
Fund (10)
Accumulation Unit Value Beginning         --           --         --         --              --
Accumulation Unit Value Ending            --           --         --         --              --
Number of Units Outstanding at End
of Year                                   --           --         --          --             --




                                  Accumulation Unit Values(1)
                   Basic Policy plus Death Benefit and Income Benefit Rider

                                                Year ending      Year ending      Year ending
                                               December 31,      December 31,    December 31,
Subaccount                                         1998              1999            2000
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning                   --                --              --
Accumulation Unit Value Ending                      --                --              --
Number of Units Outstanding at End of Year          --                --              --

Alger American Growth - Class O
Accumulation Unit Value Beginning                 $10.000          $11.910          $15.670
Accumulation Unit Value Ending                    $11.910          $15.670          $13.130
Number of Units Outstanding at End of Year         4,543           163,349          234,701

Alger American Income & Growth - Class O
Accumulation Unit Value Beginning                 $10.000          $11.480          $16.080
Accumulation Unit Value Ending                    $11.480          $16.080          $15.620
Number of Units Outstanding at End of Year          287             60,143          133,128

Alger American Leveraged AllCap - Class O
Accumulation Unit Value Beginning                 $10.000          $12.790          $22.400
Accumulation Unit Value Ending                    $12.790          $22.400          $16.560
Number of Units Outstanding at End of Year          273            119,956          231,238

Alger American MidCap Growth - Class O
Accumulation Unit Value Beginning                 $10.000          $11.580          $15.020
Accumulation Unit Value Ending                    $11.580          $15.020          $16.130
Number of Units Outstanding at End of Year          266             29,209          140,848

Alger American Small Capitalization - Class O
Accumulation Unit Value Beginning                 $10.000          $11.300          $15.930
Accumulation Unit Value Ending                    $11.300          $15.930          $11.410
Number of Units Outstanding at End of Year         2,840            28,480          86,794

Federated High Income Bond II
Accumulation Unit Value Beginning                 $10.000           $9.830          $9.890
Accumulation Unit Value Ending                    $9.830            $9.890          $8.850
Number of Units Outstanding at End of Year        10,770            33,644          45,228

Federated U.S. Goverment Securities II
Accumulation Unit Value Beginning                 $10.000          $10.250          $10.020
Accumulation Unit Value Ending                    $10.250          $10.020          $10.940
Number of Units Outstanding at End of Year         9,297            64,811          116,508

Federated Capital Income II
Accumulation Unit Value Beginning                 $10.000          $11.120          $11.120
Accumulation Unit Value Ending                    $11.120          $11.120          $9.960
Number of Units Outstanding at End of Year         7,862            24,931          25,605

Fidelity VIP Asset Manager - Initial Class
Accumulation Unit Value Beginning                 $10.000          $10.790          $11.790
Accumulation Unit Value Ending                    $10.790          $11.790          $11.140
Number of Units Outstanding at End of Year          292             17,720          29,654

Fidelity VIP Contrafund - Initial Class
Accumulation Unit Value Beginning                 $10.000          $11.440          $13.980
Accumulation Unit Value Ending                    $11.440          $13.980          $12.840
Number of Units Outstanding at End of Year         5,053           107,737          205,850

Fidelity VIP Equity-Income - Initial Class
Accumulation Unit Value Beginning                 $10.000          $10.820          $11.310
Accumulation Unit Value Ending                    $10.820          $11.310          $12.060
Number of Units Outstanding at End of Year         4,535           105,296          177,529

Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning                 $10.000          $11.610          $15.690
Accumulation Unit Value Ending                    $11.610          $15.690          $13.740
Number of Units Outstanding at End of Year         2,503           137,301          235,989

Fidelity VIP Index 500 - Initial Class
Accumulation Unit Value Beginning                 $10.000          $11.350          $13.450
Accumulation Unit Value Ending                    $11.350          $13.450          $12.000
Number of Units Outstanding at End of Year        18,374           623,829          805,200

Fidelity VIP Money Market - Initial Class
Accumulation Unit Value Beginning                 $10.000          $10.130          $10.480
Accumulation Unit Value Ending                    $10.130          $10.480          $10.960
Number of Units Outstanding at End of Year        27,065           276,322          238,757

Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning                 $10.000          $10.480          $14.710
Accumulation Unit Value Ending                    $10.480          $14.710          $11.700
Number of Units Outstanding at End of Year           0              9,578           34,023

Janus Aspen Series Mid Cap Growth -
Institutional Shares
Accumulation Unit Value Beginning                 $10.000          $12.250          $27.170
Accumulation Unit Value Ending                    $12.250          $27.170          $18.220
Number of Units Outstanding at End of Year          788             98,325          364,334

Janus Aspen Series Balanced - Institutional
Shares
Accumulation Unit Value Beginning                 $10.000          $11.670          $14.550
Accumulation Unit Value Ending                    $11.670          $14.550          $13.990
Number of Units Outstanding at End of Year        11,145           128,056          240,082


Janus Aspen Series Bond - Institutional
Shares (3)

Accumulation Unit Value Beginning                 $10.000          $10.240          $10.230
Accumulation Unit Value Ending                    $10.240          $10.230          $10.690
Number of Units Outstanding at End of Year         9,165            27,217          40,209


Janus Aspen Series Large Cap Growth -
Institutional Shares (3)

Accumulation Unit Value Beginning                 $10.000          $11.840          $16.770
Accumulation Unit Value Ending                    $11.840          $16.770          $14.090
Number of Units Outstanding at End of Year         7,219           258,055          567,172

Janus Aspen Series Foreign Stock - Service
Shares (2)
Accumulation Unit Value Beginning                   --                --              --
Accumulation Unit Value Ending                      --                --              --
Number of Units Outstanding at End of Year          --                --              --

Janus Aspen Series Worldwide Growth -
Institutional Shares
Accumulation Unit Value Beginning                 $10.000          $10.670          $17.260
Accumulation Unit Value Ending                    $10.670          $17.260          $14.310
Number of Units Outstanding at End of Year        10,553           193,058          503,290

LSA Balanced (2) (4)
Accumulation Unit Value Beginning                   --                --              --
Accumulation Unit Value Ending                      --                --              --
Number of Units Outstanding at End of Year          --                --              --

MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning                 $10.000          $11.730          $20.390
Accumulation Unit Value Ending                    $11.730          $20.390          $16.130
Number of Units Outstanding at End of Year          733             62,647          172,478

MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning                 $10.000          $11.180          $11.730
Accumulation Unit Value Ending                    $11.180          $11.730          $11.520
Number of Units Outstanding at End of Year         3,420            52,396          78,791

MFS New Discovery - Initial Class
Accumulation Unit Value Beginning                 $10.000          $11.340          $19.370
Accumulation Unit Value Ending                    $11.340          $19.370          $18.640
Number of Units Outstanding at End of Year           0              4,834           79,016

MFS Research - Initial Class
Accumulation Unit Value Beginning                 $10.000          $11.060          $13.490
Accumulation Unit Value Ending                    $11.060          $13.490          $12.630
Number of Units Outstanding at End of Year         1,499            29,595          74,482

MFS Total Return - Initial Class
Accumulation Unit Value Beginning                 $10.000          $10.590          $10.740
Accumulation Unit Value Ending                    $10.590          $10.740          $12.260
Number of Units Outstanding at End of Year         3,925            27,465          42,639

Premier VIT OpCap Balanced (2) (5)
Accumulation Unit Value Beginning                   --                --              --
Accumulation Unit Value Ending                      --                --              --
Number of Units Outstanding at End of Year          --                --              --

Premier VIT OpCap SmallCap (2) (5)
Accumulation Unit Value Beginning                   --                --              --
Accumulation Unit Value Ending                      --                --              --
Number of Units Outstanding at End of Year          --                --              --

Oppenheimer Main Street Small Cap Fund/VA - Service Shares (2)
Accumulation Unit Value Beginning                   --                --              --
Accumulation Unit Value Ending                      --                --              --
Number of Units Outstanding at End of Year          --                --              --

PIMCO VIT Foreign Bond - Administrative
Shares (2)
Accumulation Unit Value Beginning                   --                --              --
Accumulation Unit Value Ending                      --                --              --
Number of Units Outstanding at End of Year          --                --              --

PIMCO VIT Total Return - Administrative
Shares (2)
Accumulation Unit Value Beginning                   --                --              --
Accumulation Unit Value Ending                      --                --              --
Number of Units Outstanding at End of Year          --                --              --

Putnam VT International Growth and Income - Class IB
Accumulation Unit Value Beginning                   --                --              --
Accumulation Unit Value Ending                      --                --              --
Number of Units Outstanding at End of Year          --                --              --

Salomon Brothers Variable Investors - Class I
Accumulation Unit Value Beginning                   --                --              --
Accumulation Unit Value Ending                      --                --              --
Number of Units Outstanding at End of Year          --                --              --

Scudder SVS I Balanced - Class A (6)
Accumulation Unit Value Beginning                 $10.000          $11.020          $12.500
Accumulation Unit Value Ending                    $11.020          $12.500          $12.050
Number of Units Outstanding at End of Year         4,684            27,978          30,692

Scudder SVS I Bond - Class A
Accumulation Unit Value Beginning                 $10.000          $10.170          $9.910
Accumulation Unit Value Ending                    $10.170           $9.910          $10.780
Number of Units Outstanding at End of Year         2,883            10,792          27,221

Scudder SVS I Global Discovery - Class A
Accumulation Unit Value Beginning                 $10.000          $10.750          $17.550
Accumulation Unit Value Ending                    $10.750          $17.550          $16.350
Number of Units Outstanding at End of Year          203             13,686          49,737

Scudder SVS I Growth and Income - Class A
Accumulation Unit Value Beginning                 $10.000          $10.510          $10.960
Accumulation Unit Value Ending                    $10.510          $10.960          $10.560
Number of Units Outstanding at End of Year          702             15,890          25,081

Scudder SVS I International - Class A
Accumulation Unit Value Beginning                 $10.000          $10.370          $15.750
Accumulation Unit Value Ending                    $10.370          $15.750          $12.130
Number of Units Outstanding at End of Year         2,877            9,617           50,845

STI Classic Capital Appreciation
Accumulation Unit Value Beginning                   --             $10.000          $10.050
Accumulation Unit Value Ending                      --             $10.050          $10.190
Number of Units Outstanding at End of Year          --               353               0

STI Classic International Equity (7)
Accumulation Unit Value Beginning                   --             $10.000          $10.480
Accumulation Unit Value Ending                      --             $10.480          $9.960
Number of Units Outstanding at End of Year          --                0                0

STI Classic Value Income Stock
Accumulation Unit Value Beginning                   --             $10.000          $8.610
Accumulation Unit Value Ending                      --            $8,061.000        $9.360
Number of Units Outstanding at End of Year          --                0             26,173

Strong Mid Cap Growth II - Investor Class
Accumulation Unit Value Beginning                 $10.000          $11.400          $21.290
Accumulation Unit Value Ending                    $11.400          $21.290          $17.830
Number of Units Outstanding at End of Year           0              12,658          83,687

Strong Opportunity II - Investor Class
Accumulation Unit Value Beginning                 $10.000          $10.920          $14.490
Accumulation Unit Value Ending                    $10.920          $14.490          $15.190
Number of Units Outstanding at End of Year          191             7,846           54,610

T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning                 $10.000          $10.770          $10.990
Accumulation Unit Value Ending                    $10.770          $10.990          $12.220
Number of Units Outstanding at End of Year          687             31,694          76,993

T. Rowe Price International Stock - I
Accumulation Unit Value Beginning                 $10.000          $10.760          $14.110
Accumulation Unit Value Ending                    $10.760          $14.110          $11.410
Number of Units Outstanding at End of Year           0              5,012           27,962

T. Rowe Price Mid-Cap Growth - I (8)
Accumulation Unit Value Beginning                 $10.000          $11.490          $13.980
Accumulation Unit Value Ending                    $11.490          $13.980          $14.770
Number of Units Outstanding at End of Year           0              12,775          32,000

T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning                 $10.000          $11.230          $12.460
Accumulation Unit Value Ending                    $11.230          $12.460          $10.950
Number of Units Outstanding at End of Year           0              6,584           23,411

Van Kampen LIT Aggressive  Growth - Class II
(2)
Accumulation Unit Value Beginning                   --                --              --
Accumulation Unit Value Ending                      --                --              --
Number of Units Outstanding at End of Year          --                --              --

Van Kampen LIT Growth and Income - Class II
(2)
Accumulation Unit Value Beginning                   --                --              --
Accumulation Unit Value Ending                      --                --              --
Number of Units Outstanding at End of Year          --                --              --


Van Kampen UIF U.S. Mid Cap Value - Class I
(2)(9)
Accumulation Unit Value Beginning                   --                --              --
Accumulation Unit Value Ending                      --                --              --
Number of Units Outstanding at End of Year          --                --              --








                                        Year ending Year ending Year ending Year
                                       ending December 31, December 31, December
                                       31, December 31,
Subaccount                                 2001           2002         2003         2004
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning           --             --           --            $10.000
Accumulation Unit Value Ending              --             --           --            $10.792
Number of Units Outstanding at End of
Year                                        --             --           --             41,127

Alger American Growth - Class O
Accumulation Unit Value Beginning         $13.130       $11.390       $7.507           $9.981
Accumulation Unit Value Ending            $11.390        $7.507       $9.981          $10.357
Number of Units Outstanding at End of
Year                                      217,917       193,199       179,142         166,189

Alger American Income & Growth -
Class O
Accumulation Unit Value Beginning         $15.620       $13.160       $8.921          $11.393
Accumulation Unit Value Ending            $13.160        $8.921       $11.393         $12.086
Number of Units Outstanding at End of
Year                                      119,834       112,137       102,372          91,984

Alger American Leveraged AllCap -
Class O
Accumulation Unit Value Beginning         $16.560       $13.700       $8.903          $11.799
Accumulation Unit Value Ending            $13.700        $8.903       $11.799         $12.556
Number of Units Outstanding at End of
Year                                      210,378       182,057       159,353         128,384

Alger American MidCap Growth - Class O
Accumulation Unit Value Beginning         $16.130       $14.830       $10.276         $14.939
Accumulation Unit Value Ending            $14.830       $10.276       $14.939         $16.611
Number of Units Outstanding at End of
Year                                      103,777        87,644       100,187          81,249

Alger American Small Capitalization -
Class O
Accumulation Unit Value Beginning         $11.410        $7.910       $5.740           $8.037
Accumulation Unit Value Ending            $7.910         $5.740       $8.037           $9.216
Number of Units Outstanding at End of
Year                                      188,770       172,614       210,051         189,896

Federated High Income Bond II
Accumulation Unit Value Beginning         $8.850         $8.830       $8.804          $10.584
Accumulation Unit Value Ending            $8.830         $6.323       $10.584         $11.500
Number of Units Outstanding at End of
Year                                      48,327         19,397       70,193           71,574

Federated U.S. Goverment Securities II
Accumulation Unit Value Beginning         $10.940       $11.520       $12.354         $12.439
Accumulation Unit Value Ending            $11.520       $12.354       $12.439         $12.678
Number of Units Outstanding at End of
Year                                      215,701       195,047       155,786          44,922

Federated Capital Income II
Accumulation Unit Value Beginning         $9.960         $8.450       $6.323           $7.505
Accumulation Unit Value Ending            $8.450         $8.804       $7.505           $8.115
Number of Units Outstanding at End of
Year                                      28,263         65,223       19,781           16,754

Fidelity VIP Asset Manager - Initial
Class
Accumulation Unit Value Beginning         $11.140       $10.510       $9.435          $10.948
Accumulation Unit Value Ending            $10.510        $9.435       $10.948         $11.358
Number of Units Outstanding at End of
Year                                      35,309         33,512       34,062           36,895

Fidelity VIP Contrafund - Initial
Class
Accumulation Unit Value Beginning         $12.840       $11.090       $9.885          $12.491
Accumulation Unit Value Ending            $11.090        $9.885       $12.491         $14.188
Number of Units Outstanding at End of
Year                                      197,969       194,863       191,129         218,223

Fidelity VIP Equity-Income - Initial
Class
Accumulation Unit Value Beginning         $12.060       $11.280       $9.212          $11.810
Accumulation Unit Value Ending            $11.280        $9.212       $11.810         $12.957
Number of Units Outstanding at End of
Year                                      232,958       241,080       181,350         162,289

Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning         $13.740       $11.130       $7.651           $9.998
Accumulation Unit Value Ending            $11.130        $7.651       $9.998          $10.167
Number of Units Outstanding at End of
Year                                      205,086       270,500       180,441         151,515

Fidelity VIP Index 500 - Initial Class
Accumulation Unit Value Beginning         $12.000       $10.370       $7.932          $10.019
Accumulation Unit Value Ending            $10.370        $7.932       $10.019         $10.902
Number of Units Outstanding at End of
Year                                      556,856       452,186       372,133         303,187

Fidelity VIP Money Market - Initial
Class
Accumulation Unit Value Beginning         $10.960       $11.230       $11.237         $11.164
Accumulation Unit Value Ending            $11.230       $11.237       $11.164         $11.114
Number of Units Outstanding at End of
Year                                      203,954       249,876       204,452         181,129

Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning         $11.700        $9.070       $7.114          $10.033
Accumulation Unit Value Ending            $9.070         $7.114       $10.033         $11.215
Number of Units Outstanding at End of
Year                                      30,189         29,690       41,305           44,382

Janus Aspen Series Mid Cap Growth -
Institutional Shares
Accumulation Unit Value Beginning         $18.220       $10.850       $7.691          $10.220
Accumulation Unit Value Ending            $10.850      $7,691.000     $10.220         $12.139
Number of Units Outstanding at End of
Year                                      323,876       301,246       254,798         227,769

Janus Aspen Series Balanced -
Institutional Shares
Accumulation Unit Value Beginning         $13.990       $13.110       $12.067         $13.538
Accumulation Unit Value Ending            $13.110       $12.067       $13.538         $14.452
Number of Units Outstanding at End of
Year                                      201,771       171,783       148,368         126,529


Janus Aspen Series Flexible Bond -
Institutional Shares (3)

Accumulation Unit Value Beginning         $10.690       $11.330       $12.313         $12.886
Accumulation Unit Value Ending            $11.330       $12.313       $12.886         $13.178
Number of Units Outstanding at End of
Year                                      114,184        70,265       52,369           50,191


Janus Aspen Series Large Cap Growth -
Institutional Shares (3)

Accumulation Unit Value Beginning         $14.090       $10.430       $7.541           $9.772
Accumulation Unit Value Ending            $10.430        $7.541       $9.772          $10.046
Number of Units Outstanding at End of
Year                                      537,228       459,298       349,028         274,531

Janus Aspen Series Foreign Stock -
Service Shares (2)
Accumulation Unit Value Beginning           --          $10.000       $7.742          $10.157
Accumulation Unit Value Ending              --           $7.742       $10.157         $11.812
Number of Units Outstanding at End of
Year                                        --           5,719         3,201           19,692

Janus Aspen Series Worldwide Growth -
Institutional Shares
Accumulation Unit Value Beginning         $14.310       $10.920       $8.002           $9.759
Accumulation Unit Value Ending            $10.920        $8.002       $9.759          $10.058
Number of Units Outstanding at End of
Year                                      554,236       478,457       373,428         288,675

LSA Balanced (2) (4)
Accumulation Unit Value Beginning           --          $10.000       $8.654       $11.001
Accumulation Unit Value Ending              --           $8.538       $11.001      $11.118
Number of Units Outstanding at End of                                                 0
Year                                        --             0           3,035

MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning         $16.130       $10.550       $6.873           $8.804
Accumulation Unit Value Ending            $10.550        $6.873       $8.804           $9.782
Number of Units Outstanding at End of
Year                                      206,482       176,564       198,037         182,144

MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning         $11.520        $9.530       $7.405           $8.898
Accumulation Unit Value Ending            $9.530         $7.405       $8.898           $9.746
Number of Units Outstanding at End of
Year                                      91,075         81,205       70,704           56,446

MFS New Discovery - Initial Class
Accumulation Unit Value Beginning         $18.640       $17.410       $11.711         $15.403
Accumulation Unit Value Ending            $17.410       $11.711       $15.403         $16.139
Number of Units Outstanding at End of
Year                                      84,600         52,099       54,179           50,201

MFS Research - Initial Class
Accumulation Unit Value Beginning         $12.630        $9.780       $7.261           $8.907
Accumulation Unit Value Ending            $9.780         $7.261       $8.907          $10.150
Number of Units Outstanding at End of
Year                                      90,279         83,352       67,615           66,633

MFS Total Return - Initial Class
Accumulation Unit Value Beginning         $12.260       $12.090       $11.274         $12.900
Accumulation Unit Value Ending            $12.090       $11.274       $12.900         $14.125
Number of Units Outstanding at End of
Year                                      60,314         60,672       75,780          106,104

Premier VIT OpCap Balanced (2) (5)
Accumulation Unit Value Beginning           --             --           --            $10.000
Accumulation Unit Value Ending              --             --           --            $10.783
Number of Units Outstanding at End of
Year                                        --             --           --             13,967

Premier VIT OpCap SmallCap (2) (5)
Accumulation Unit Value Beginning           --          $10.000       $7.181          $10.076
Accumulation Unit Value Ending              --           $7.181       $10.076         $11.683
Number of Units Outstanding at End of
Year                                        --           6,099        17,992           22,600

Oppenheimer Main Street Small Cap Fund/VA - Service
Shares (2)
Accumulation Unit Value Beginning           --          $10.000       $7.826          $11.104
Accumulation Unit Value Ending              --           $7.826       $11.104         $13.017
Number of Units Outstanding at End of
Year                                        --           17,945       21,627          123,438

PIMCO VIT Foreign Bond -
Administrative Shares (2)
Accumulation Unit Value Beginning           --          $10.000       $10.537         $10.598
Accumulation Unit Value Ending              --          $10.537       $10.598         $11.004
Number of Units Outstanding at End of
Year                                        --           1,681        11,601            5,691

PIMCO VIT Total Return -
Administrative Shares (2)
Accumulation Unit Value Beginning           --          $10.000       $10.529         $10.878
Accumulation Unit Value Ending              --          $10.529       $10.878         $11.223
Number of Units Outstanding at End of
Year                                        --          121,362       133,199          79,473

Putnam VT International Growth and Income - Class IB
Accumulation Unit Value Beginning           --          $10.000       $8.176          $11.087
Accumulation Unit Value Ending              --           $8.176       $11.087         $13.193
Number of Units Outstanding at End of
Year                                        --           4,151         4,977            8,707

Salomon Brothers Variable Investors -
Class I
Accumulation Unit Value Beginning           --             --           --            $10.000
Accumulation Unit Value Ending              --             --           --            $10.924
Number of Units Outstanding at End of
Year                                        --             --           --             10,304

Scudder SVS I Balanced - Class A (6)
Accumulation Unit Value Beginning         $12.050       $11.130       $9.301          $10.790
Accumulation Unit Value Ending            $11.130        $9.301       $10.790         $11.301
Number of Units Outstanding at End of
Year                                      39,703         27,345       28,808           29,050

Scudder SVS I Bond - Class A
Accumulation Unit Value Beginning         $10.780       $11.210       $11.872         $12.269
Accumulation Unit Value Ending            $11.210       $11.872       $12.269         $12.717
Number of Units Outstanding at End of
Year                                      113,145        64,864       53,968           44,974

Scudder SVS I Global Discovery -
Class A
Accumulation Unit Value Beginning         $16.350       $12.130       $9.555          $14.013
Accumulation Unit Value Ending            $12.130        $9.555       $14.013         $17.001
Number of Units Outstanding at End of
Year                                      49,746         50,741       47,678           40,986

Scudder SVS I Growth and Income -
Class A
Accumulation Unit Value Beginning         $10.560        $9.210       $6.964           $8.682
Accumulation Unit Value Ending            $9.210       $6,964.000     $8.682           $9.408
Number of Units Outstanding at End of
Year                                      27,230         31,220       30,098           25,929

Scudder SVS I International - Class A
Accumulation Unit Value Beginning         $12.130        $8.250       $6.626           $8.326
Accumulation Unit Value Ending            $8.250         $6.626       $8.326           $9.544
Number of Units Outstanding at End of
Year                                      52,239         44,246       38,821           31,120

Scudder SVS II Total Return - Class A
Accumulation Unit Value Beginning           --             --           --      --
Accumulation Unit Value Ending              --             --           --      --
Number of Units Outstanding at End of                                            -
Year                                        --             --           --      -

STI Classic Capital Appreciation
Accumulation Unit Value Beginning         $10.190        $9.490       $7.289           $8.493
Accumulation Unit Value Ending            $9.490         $7.289       $8.493           $8.918
Number of Units Outstanding at End of
Year                                         0             0           3,151            3,322

STI Classic International Equity (7)
Accumulation Unit Value Beginning         $9.960         $8.090       $6.477           $8.749
Accumulation Unit Value Ending            $8.090         $6.477       $8.749          $10.270
Number of Units Outstanding at End of
Year                                       8,699           0             0                  0

STI Classic Value Income Stock
Accumulation Unit Value Beginning         $9.360         $9.100       $7.430           $8.999
Accumulation Unit Value Ending            $9.100         $7.430       $8.999          $10.205
Number of Units Outstanding at End of
Year                                      68,339         50,097       45,222          112,653

Strong Mid Cap Growth II - Investor
Class
Accumulation Unit Value Beginning         $17.830       $12.140       $7.458           $9.846
Accumulation Unit Value Ending            $12.140        $7.458       $9.846          $11.541
Number of Units Outstanding at End of
Year                                      73,167         57,719       56,608           85,988

Strong Opportunity II - Investor
Class
Accumulation Unit Value Beginning         $15.190       $14.390       $10.358         $13.959
Accumulation Unit Value Ending            $14.390       $10.358       $13.959         $16.233
Number of Units Outstanding at End of
Year                                      78,577         79,126       71,705           69,356

T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning         $12.220       $12.190       $10.418         $12.861
Accumulation Unit Value Ending            $12.190       $10.418       $12.861         $14.538
Number of Units Outstanding at End of
Year                                      156,026       110,443       127,776         184,824

T. Rowe Price International Stock - I
Accumulation Unit Value Beginning         $11.410        $8.730       $7.014           $9.005
Accumulation Unit Value Ending            $8.730         $7.014       $9.005          $10.077
Number of Units Outstanding at End of
Year                                      25,668         32,251       25,759           37,821

T. Rowe Price Mid-Cap Growth - I (8)
Accumulation Unit Value Beginning         $14.770       $14.390       $11.148         $15.175
Accumulation Unit Value Ending            $14.390       $11.148       $15.175         $17.665
Number of Units Outstanding at End of
Year                                      50,183         57,545       81,247           82,382

T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning         $10.950        $9.490       $6.695           $8.897
Accumulation Unit Value Ending            $9.490         $6.695       $8.897           $9.704
Number of Units Outstanding at End of
Year                                      17,653         93,505       26,691           25,316

Van Kampen LIT Aggressive  Growth -
Class II (2)
Accumulation Unit Value Beginning           --             --           --            $10.000
Accumulation Unit Value Ending              --             --           --            $11.125
Number of Units Outstanding at End of
Year                                        --             --           --              8,293

Van Kampen LIT Growth and Income -
Class II (2)
Accumulation Unit Value Beginning           --          $10.000       $8.141          $10.224
Accumulation Unit Value Ending              --           $8.141       $10.224         $11.477
Number of Units Outstanding at End of
Year                                        --           4,365        12,949           17,744

Van Kampen UIF U.S. Mid Cap Value -
Class I (2)(9)
Accumulation Unit Value Beginning           --             --           --            $10.000
Accumulation Unit Value Ending              --             --           --            $11.302
Number of Units Outstanding at End of
Year                                        --             --           --             28,827


Wells Fargo Advantage Discovery Fund (10)
Accumulation Unit Value Beginning           --             --           --
Accumulation Unit Value Ending              --             --           --
Number of Units Outstanding at End of
Year                                        --             --           --

Wells Fargo Advantage Opportunity Fund (10)
Accumulation Unit Value Beginning           --             --           --
Accumulation Unit Value Ending              --             --           --
Number of Units Outstanding at End of
Year                                        --             --           --




(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Maintenance Charge. The beginning value for 1998 reflects the Accumulation Unit Value as of August 17, 1998, the effective date of the Registration statement for this Contract.

(2) First offered 5/1/02.

(3) Effective May 1, 2005, the Janus Aspen Series Flexible Income Portfolio - Institutional Shares and Janus Aspen Series Growth Portfolio - Institutional Shares changed their names to the Janus Aspen Series Flexible Bond Portfolio
   - Institutional Shares and Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares, respectively. We have made a corresponding change in the name of the Variable Sub-Account that invests in those Portfolios.


                                 53  PROSPECTUS

(4) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Sub-Account.

(5) Effective May 1, 2005, the PAVIT OpCap Balanced Portfolio and PAVIT OpCap Small Cap Portfolio changed their names to the Premier VIT OpCap Balanced Portfolio and Premier VIT OpCap Small Cap Portfolio, respectively. We have made a corresponding change in the name of the Variable Sub-accounts that invest in these Portfolios.

(6) Effective April 29, 2005, the Scudder SVS I Balanced Portfolio - Class A was reorganized onto the Scudder SVS II Total Return Portfolio - Class A.

(7) Effective September 27, 2002, the STI Classic International Equity Fund is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to September 27, 2002, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program.
    Outside of these automatic transaction programs, additional allocations will not be allowed.

(8) Effective May 1, 2004, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(9) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(10) Effective April 8, 2005, the Strong Mid Cap Growth Fund II - Investor Class and Strong Opportunity Fund II - Investor Class were reorganized onto the Wells Fargo Advantage Discovery Fund and Wells Fargo Advantage Opportunity Fund, respectively.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2004 and 2003, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2004. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 24, 2005


                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                    YEAR ENDED DECEMBER 31,
                                                          --------------------------------------------
(IN THOUSANDS)                                                2004            2003            2002
                                                          ------------    ------------    ------------
REVENUES
Net investment income                                     $     11,234    $     11,434    $     11,621
Realized capital gains and losses                                    5              73          (4,084)
                                                          ------------    ------------    ------------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                11,239          11,507           7,537
Income tax expense                                               3,925           4,092           2,629
                                                          ------------    ------------    ------------

NET INCOME                                                $      7,314    $      7,415    $      4,908
                                                          ============    ============    ============

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX
Change in unrealized net capital gains and losses               (1,786)         (3,557)          5,892
                                                          ------------    ------------    ------------

COMPREHENSIVE INCOME                                      $      5,528    $      3,858    $     10,800
                                                          ============    ============    ============

                       See notes to financial statements.

                                       2


                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                                          DECEMBER 31,
                                                                                   ---------------------------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                  2004           2003
                                                                                   ------------   ------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $234,371 and $197,942)   $    242,799   $    209,118
   Short-term                                                                            30,408          1,107
                                                                                   ------------   ------------
      Total investments                                                                 273,207        210,225

Cash                                                                                     10,532         23,456
Reinsurance recoverable from Allstate Life Insurance Company                         17,083,056     14,594,260
Reinsurance recoverable from non-affiliates                                             839,738        692,971
Receivable from affiliates, net                                                          27,449              -
Current income taxes receivable                                                              38          1,428
Other assets                                                                             83,853         69,968
Separate accounts                                                                     2,368,312      1,911,619
                                                                                   ------------   ------------
        TOTAL ASSETS                                                               $ 20,686,185   $ 17,503,927
                                                                                   ============   ============

LIABILITIES
Contractholder funds                                                               $ 16,231,489   $ 13,802,815
Reserve for life-contingent contract benefits                                         1,671,729      1,476,314
Unearned premiums                                                                        23,362         19,974
Deferred income taxes                                                                     3,257          4,172
Payable to affiliates, net                                                                    -         23,332
Other liabilities and accrued expenses                                                  122,800         55,688
Separate accounts                                                                     2,368,312      1,911,619
                                                                                   ------------   ------------
        TOTAL LIABILITIES                                                            20,420,949     17,293,914
                                                                                   ------------   ------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares
   issued and outstanding                                                                 2,500          2,500
Additional capital paid-in                                                              180,000        130,305
Retained income                                                                          77,257         69,943
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                5,479          7,265
                                                                                   ------------   ------------
        Total accumulated other comprehensive income                                      5,479          7,265
                                                                                   ------------   ------------
        TOTAL SHAREHOLDER'S EQUITY                                                      265,236        210,013
                                                                                   ------------   ------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                 $ 20,686,185   $ 17,503,927
                                                                                   ============   ============

                       See notes to financial statements.


                                       3



                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                    YEAR ENDED DECEMBER 31,
                                                          --------------------------------------------
(IN THOUSANDS)                                                2004            2003            2002
                                                          ------------    ------------    ------------
COMMON STOCK                                              $      2,500    $      2,500    $      2,500
                                                          ------------    ------------    ------------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                     130,305         126,750         126,750
Capital contribution                                            49,695           3,555               -
                                                          ------------    ------------    ------------
Balance, end of year                                           180,000         130,305         126,750
                                                          ------------    ------------    ------------

RETAINED INCOME
Balance, beginning of year                                      69,943          62,528          57,620
Net income                                                       7,314           7,415           4,908
                                                          ------------    ------------    ------------
Balance, end of year                                            77,257          69,943          62,528
                                                          ------------    ------------    ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                       7,265          10,822           4,930
Change in unrealized net capital gains and losses               (1,786)         (3,557)          5,892
                                                          ------------    ------------    ------------
Balance, end of year                                             5,479           7,265          10,822
                                                          ------------    ------------    ------------

TOTAL SHAREHOLDER'S EQUITY                                $    265,236    $    210,013    $    202,600
                                                          ============    ============    ============

                       See notes to financial statements.

                                       4



                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                      YEAR ENDED DECEMBER 31,
                                                                           --------------------------------------------
(IN THOUSANDS)                                                                 2004            2003            2002
                                                                           ------------    ------------    ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                 $      7,314    $      7,415    $      4,908
Adjustments to reconcile net income to net cash provided by operating activities:
          Amortization and other non-cash items                                     293               2            (204)
          Realized capital gains and losses                                          (5)            (73)          4,084
          Changes in:
             Life-contingent contract benefits and contractholder funds,
              net of reinsurance recoverables                                   (11,474)         (1,358)          4,255
             Income taxes                                                         1,438             184          (5,332)
             Receivable/payable to affiliates, net                              (50,781)        (89,833)         97,527
             Other operating assets and liabilities                              49,016         (10,111)        (15,031)
                                                                           ------------    ------------    ------------
                Net cash (used in) provided by operating activities              (4,199)        (93,774)         90,207
                                                                           ------------    ------------    ------------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
          Proceeds from sales                                                     1,007          19,930          16,847
          Investment collections                                                 15,667          32,686          22,010
          Investments purchases                                                 (45,793)        (67,729)        (46,266)
Change in short-term investments                                                (29,301)          2,094           3,655
                                                                           ------------    ------------    ------------
                Net cash used in investing activities                           (58,420)        (13,019)         (3,754)
                                                                           ------------    ------------    ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                             49,695               -               -
                                                                           ------------    ------------    ------------
               Net cash provided by financing activities                         49,695               -               -

NET (DECREASE) INCREASE IN CASH                                                 (12,924)       (106,793)         86,453
CASH AT BEGINNING OF YEAR                                                        23,456         130,249          43,796
                                                                           ------------    ------------    ------------
CASH AT END OF YEAR                                                        $     10,532    $     23,456    $    130,249
                                                                           ============    ============    ============

                       See notes to financial statements.

                                       5



                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln
Benefit Life Company ("Lincoln Benefit" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate
Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management has identified the Company as a single segment entity.

     To conform to the 2004 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS



     The Company sells life insurance, retirement and investment products to individual customers through several distribution channels. The principal products are deferred and immediate fixed annuities, variable annuities, interest sensitive-life and traditional life insurance, variable life insurance and accident and health insurance.

     The Company is authorized to sell life insurance, retirement and investment products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. For 2004, the top geographic locations for statutory premiums and annuity considerations for the Company were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under the reinsurance agreements.

     The Company distributes its products through multiple intermediary distribution channels, including Allstate Exclusive Agencies, independent agents, banks and broker-dealers. The Company sells products through independent agents affiliated with master brokerage agencies. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

                                       6



                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed, commercial mortgage-backed and asset-backed securities. Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. Periodic changes in fair values, net of deferred income taxes, are reflected as a component of other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections. Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis. Interest income on mortgage-backed, commercial mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, and write-downs in value due to other than temporary declines in fair value. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company writes down, to fair value, fixed income securities that are classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired (see Note 4).

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND
INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when due, at the inception of the contract. Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed.
The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance
(mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.
Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as contractholder funds deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against contractholder account balance.
Certain variable annuity contracts include embedded derivatives that are separated from the host instrument and accounted for as derivative financial instruments

                                       7



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

("subject to bifurcation"). The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits and is ceded to ALIC under the reinsurance agreements.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates.

     Separate account products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate account contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income and accumulation benefits included on variable annuity and life insurance contracts.

REINSURANCE RECOVERABLES

     The Company has reinsurance agreements whereby the Company cedes the mortality risk on certain life policies, depending upon the issue year and product, to a pool of thirteen non-affiliated reinsurers. Beginning in 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $350 thousand per life for individual coverage. The remaining amounts are ceded to ALIC.

     Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of the reinsurance agreements.

     The Company has a reinsurance treaty through which it cedes guaranteed minimum accumulation benefits ("GMAB's") to ALIC. The terms of this reinsurance treaty meet the definition of a derivative under Statement of Financial
Accounting Standard ("SFAS") No. 133 "Accounting for Derivative Instruments and
Hedging Activities". Accordingly, the treaty is recorded in the Statement of Financial Position at fair value.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life, immediate annuities with life contingencies and accident and health insurance, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses.
These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life and certain

                                       8



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

fixed annuity contracts. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds is outlined in Note 6.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are ceded to ALIC. Deposits to the separate accounts are not included in cash flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

LIABILITIES FOR VARIABLE CONTRACT GUARANTEES

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), or at specified dates during the accumulation period (accumulation benefits).
Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income and accumulation benefits are included in contractholder funds in the Statements of Financial Position. Detailed information regarding the Company's variable contracts with guarantees is outlined in Note 6.

     Pursuant to the adoption of SOP 03-1 in 2004, the liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age.
The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.


     Guarantees related to accumulation benefits are considered to be derivative financial instruments; therefore, the liability for accumulation benefits is established based on its fair value.

                                       9



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ADOPTED ACCOUNTING STANDARDS

EMERGING ISSUES TASK FORCE ISSUE NO. 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY
   IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("EITF 03-1") AND FSP
   EITF 03-1-1, "EFFECTIVE DATE OF PARAGRAPHS 10-20 OF EITF ISSUE NO. 03-1, THE
   MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN
   INVESTMENTS" ("FSP EITF 03-1-1")

     In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF 03-1, which was to be effective for fiscal periods beginning after June 15, 2004. EITF 03-1 requires that when the fair value of an investment security is less than its carrying value an impairment exists for which a determination must be made as to whether the impairment is temporary or other-than-temporary. In September 2004, the Financial Accounting Standards
Board ("FASB") issued, and the Company adopted, FSP EITF Issue 03-1-1, which deferred the effective date of the impairment measurement and recognition provisions contained in paragraphs 10-20 of EITF 03-1 until proposed FSP EITF
03-1-a is issued as final guidance (See Pending Accounting Standard). The disclosure requirements of EITF 03-1 were previously adopted by the Company as of December 31, 2003 for investments accounted for under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". For all other investments within the scope of EITF 03-1, the disclosures are effective and have been adopted by the Company as of December 31, 2004.

SOP 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN
   NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP
   03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company require:
     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts, all of which are ceded to ALIC;
     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for deferred policy acquisition costs ("DAC"), all of which are ceded to ALIC.
     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $26.9 million, after-tax ($41.4 million, pre-tax) that was ceded to ALIC under the terms of the reinsurance agreements.
It was comprised of an increase in contractholder funds of $30 million, pre-tax, and reserves for life-contingent contract benefits of $11.4 million, pre-tax.

   AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL
PRACTICE AID ("TPA") RE. SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1 that will be included in the AICPA's TPAs.
The TPA addresses a number of issues related to SOP 03-1 including when it is necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPA was not material to the Company's
Statements of Operations and Comprehensive Income or Financial Position.

PENDING ACCOUNTING STANDARD

     FSP EITF ISSUE 03-1-a, "IMPLEMENTATION GUIDANCE FOR THE APPLICATION OF
PARAGRAPH 16 OF EITF ISSUE NO. 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY
IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP EITF ISSUE
03-1-a").

      In September 2004, the FASB issued proposed FSP EITF 03-1-a to address the application of paragraph 16 of EITF Issue 03-1 to debt securities that are impaired because of increases in interest rates, and/or sector spreads.
Thereafter, in connection with its decision to defer the effective date of paragraphs 10-20 of EITF 03-1 through the issuance of FSP EITF Issue 03-1-1, the FASB requested from its constituents comments on the issues set forth in FSP
EITF 03-1-a and the issues that arose during the

                                       10



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

comment letter process for FSP EITF 03-1-b, "EFFECTIVE DATE OF PARAGRAPH 16 OF
EITF ISSUE NO. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS
APPLICATION TO CERTAIN INVESTMENTS". Due to the uncertainty as to how the outstanding issues will be resolved, the Company is unable to determine the impact of adopting paragraphs 10-20 of EITF 03-1 until final implementation guidance is issued. Adoption of paragraphs 10-20 of EITF 03-1 may have a material impact on the Company's Statements of Operations and Comprehensive
Income but is not expected to have a material impact on the Company's Statements of Financial Position as fluctuations in fair value are already recorded in accumulated other comprehensive income.

3.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services provided by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on its behalf. The Company is charged for the cost of these operating expenses based on the level of services provided.
Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $161.4 million, $112.6 million and $67.4 million in 2004, 2003 and 2002, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER/DEALER SERVICES

     The Company receives underwriting and distribution services from Allstate
Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company recorded commission expense for these services of $41.7 million, $35.9 million and $33.0 million for the years ended December
31, 2004, 2003 and 2002, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     During 2003, the Company entered into a service agreement with Allstate
Distributors, LLC ("ADLLC"), a broker/dealer affiliate of the Company, whereby
ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $447 thousand and $138 thousand for the years ended December 31, 2004 and 2003, respectively that was ceded to ALIC under the terms of the reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC under the reinsurance agreements:

                                                                                YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------------
(IN THOUSANDS)                                                          2004             2003             2002
                                                                    -------------    -------------   --------------
Premiums and contract charges                                       $     405,748    $     546,741   $      484,684
Interest credited to contractholder funds, contract benefits and
     certain expenses                                                   1,354,508        1,272,290        1,012,038

STRUCTURED SETTLEMENT OBLIGATIONS

     The Company received premiums of $301 thousand, $3.2 million and $19.1 million from AIC in 2004, 2003 and 2002, respectively, to assume certain structured settlement obligations at prices determined based upon interest rates in effect at the time of purchase. The Company subsequently ceded these premiums to ALIC under the terms of its reinsurance agreements.

                                       11



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

CAPITAL CONTRIBUTION

     During the fourth quarter of 2004, ALIC made a cash capital contribution of $49.7 million. This transaction was reflected in additional capital paid-in on the Statements of Financial Position.

     During the third quarter of 2003, ALIC authorized the forgiveness of $3.6 million of intercompany debt that the Company owed to ALIC. This transaction was recognized as a non-cash capital contribution and reflected in additional capital paid-in on the Statements of Financial Position.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement during the three years ended December 31, 2004.

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                               GROSS UNREALIZED
                                            AMORTIZED     ---------------------------       FAIR
(IN THOUSANDS)                                COST           GAINS          LOSSES          VALUE
                                           ------------   ------------   ------------    ------------
AT DECEMBER 31, 2004
U.S. government and agencies               $     81,655   $      4,793   $       (291)   $     86,157
Corporate                                        81,711          2,871           (725)         83,857
Municipal                                           502             62              -             564
Mortgage-backed securities                       28,942            587            (27)         29,502
Commercial mortgage-backed securities            26,391            398           (262)         26,527
Asset-backed securities                          15,170          1,049            (27)         16,192
                                           ------------   ------------   ------------    ------------
     Total fixed income securities         $    234,371   $      9,760   $     (1,332)   $    242,799
                                           ============   ============   ============    ============

AT DECEMBER 31, 2003
U.S. government and agencies               $     65,632   $      5,448   $       (376)   $     70,704
Corporate                                        77,283          4,985           (892)         81,376
Municipal                                           503             68              -             571
Mortgage-backed securities                       20,411            903            (90)         21,224
Commercial mortgage-backed securities            19,910            112           (222)         19,800
Asset-backed securities                          14,203          1,240              -          15,443
                                           ------------   ------------   ------------    ------------
     Total fixed income securities         $    197,942   $     12,756   $     (1,580)   $    209,118
                                           ============   ============   ============    ============

                                       12



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2004:

                                                                               AMORTIZED              FAIR
(IN THOUSANDS)                                                                   COST                 VALUE
                                                                           -----------------    ------------------
Due in one year or less                                                    $          18,976    $           19,380
Due after one year through five years                                                 58,723                61,612
Due after five years through ten years                                                74,157                75,149
Due after ten years                                                                   38,403                40,964
                                                                           -----------------    ------------------
                                                                                     190,259               197,105
Mortgage and asset-backed securities                                                  44,112                45,694
                                                                           -----------------    ------------------
     Total                                                                 $         234,371    $          242,799
                                                                           =================    ==================

Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

(IN THOUSANDS)                                                          2004            2003            2002
                                                                    -------------   -------------   -------------
Fixed income securities                                             $      11,297   $      11,324   $      11,665
Short-term investments                                                        185             384             273
                                                                    -------------   -------------   -------------
     Investment income, before expense                                     11,482          11,708          11,938
     Investment expense                                                       248             274             317
                                                                    -------------   -------------   -------------
     Net investment income                                          $      11,234   $      11,434   $      11,621
                                                                    =============   =============   =============

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                                          2004             2003              2002
                                                                    -----------       -----------      ------------
Fixed income securities                                             $         5       $        73      $     (4,084)
Income tax (expense) benefit                                                 (2)              (26)            1,429
                                                                    -----------       -----------      ------------
Realized capital gains and losses, after-tax                        $         3       $        47      $     (2,655)
                                                                    ===========       ===========      ============

     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                                          2004             2003              2002
                                                                    -----------       -----------      ------------
Investment write-downss                                             $         -       $         -      $     (4,323)
Dispositions                                                                  5                73               239
                                                                    -----------       -----------      ------------
Realized capital gains and losses                                   $         3       $        73      $     (4,084)
Income tax (expense) benefit                                                 (2)              (26)            1,429
                                                                    -----------       -----------      ------------
Realized capital gains and losses, after-tax                        $         3       $        47      $     (2,655)
                                                                    ===========       ===========      ============

     Excluding the effects of calls and prepayments, gross gains of $5 thousand, $289 thousand and $471 thousand and gross losses of $0 thousand, $216 thousand and $232 thousand were realized on dispositions of fixed income securities during 2004, 2003 and 2002, respectively.

                                       13



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in accumulated other comprehensive income at December 31, 2004 are as follows:

                                                               GROSS UNREALIZED
                                                  FAIR      -----------------------    UNREALIZED
(IN THOUSANDS)                                   VALUE        GAINS        LOSSES      NET GAINS
                                              -----------   ----------   ----------   -------------
Fixed income securities                       $   242,799   $    9,760   $   (1,332)  $       8,428
Deferred income taxes                                                                        (2,949)
                                                                                      -------------
Unrealized net capital gains and losses                                               $       5,479
                                                                                      =============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     Change in unrealized net capital gains and losses for the years ended
December 31 is as follows:

(IN THOUSANDS)                                                          2004              2003             2002
                                                                    -------------     ------------     -------------
Fixed income securities                                             $      (2,748)    $     (5,473)    $       9,064
Deferred income taxes                                                         962            1,916            (3,172)
                                                                    -------------     ------------     -------------
(Decrease) increase in unrealized net capital gains and losses      $      (1,786)    $     (3,557)    $       5,892
                                                                    =============     ============     =============

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                   LESS THAN 12 MONTHS                    12 MONTHS OR MORE
                                          ------------------------------------  -------------------------------------    TOTAL
($ IN THOUSAND)                            NUMBER        FAIR      UNREALIZED     NUMBER       FAIR      UNREALIZED    UNREALIZED
            AT DECEMBER 31, 2004          OF ISSUES     VALUE        LOSSES     OF ISSUES     VALUE        LOSSES        LOSSES
                                          ---------   ----------  ------------  ----------  ----------  -------------  -----------
Fixed income securities
  U.S. government and agencies                    5   $   17,511  $       (171)          1  $    4,034  $       (120)  $      (291)
  Municipal                                       -            -             -           -           -             -             -
  Corporate                                       6       15,344           (77)          8      11,567          (648)         (725)
  Foreign government                              -            -             -           -           -             -             -
  Commercial mortgage-backed securities           1        2,925           (89)          1       2,898          (173)         (262)
  Mortgage-backed securities                      4        3,693           (27)          -           -             -           (27)
  Asset-backed securities                         1          984           (27)          -           -             -           (27)
  Redeemable preferred stock                      -            -             -           -           -             -             -
                                          ---------   ----------  ------------  ----------  ----------  -------------  -----------
    Total fixed income securities                17       40,457          (391)         10      18,499          (941)       (1,332)

Investment grade fixed income securities         17       40,457          (391)         10      18,499          (941)       (1,332)
Below investment grade fixed income
   securities                                     -            -             -           -           -             -             -
                                          ---------   ----------  ------------  ----------  ----------  -------------  -----------
  Total fixed income securities                  17   $   40,457  $       (391)         10  $   18,499  $       (941)  $    (1,332)
                                          =========   ==========  ============  ==========  ==========  =============  ===========

     At December 31, 2004, the Company had unrealized losses of $1.3 million which related to 27 holdings of fixed income securities with a fair value of $59.0 million. All unrealized losses related to securities with

                                       14



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities did not pose a high risk of being other than temporarily impaired. Unrealized losses totaling $391 thousand were in an unrealized loss position for a period less than twelve months and $941 thousand were in an unrealized loss position for a period of twelve months or more.
Additionally, all unrealized losses were investment grade. Investment grade is defined as a security having a rating from the National Association of Insurance
Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's; a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion;
or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities were principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired.

     At December 31, 2003, the Company had unrealized losses of $1.6 million which related to 22 holdings of fixed income securities with a fair value of $44.1 million, all of which were investment grade and which have been in an unrealized loss position for a period less than 12 months.

     As of December 31, 2004 and 2003, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

SECURITIES ON DEPOSIT

     At December 31, 2004, fixed income securities and short-term investments with a carrying value of $10.0 million were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions.
Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets
(including reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                                                         DECEMBER 31, 2004                  DECEMBER 31, 2003
                                                  ------------------------------     ------------------------------

                                                    CARRYING            FAIR            CARRYING           FAIR
(IN THOUSANDS)                                       VALUE             VALUE             VALUE            VALUE
                                                  ------------     -------------     -------------    -------------
Fixed income securities                           $    242,799           242,799     $     209,118    $     209,118
Short-term investments                                  30,408            30,408             1,107            1,107
Separate accounts                                    2,368,312         2,368,312         1,911,619        1,911,619

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

                                                            DECEMBER 31, 2004                  DECEMBER 31, 2003
                                                     -------------------------------    -------------------------------
                                                       CARRYING            FAIR           CARRYING            FAIR
(IN THOUSANDS)                                           VALUE             VALUE            VALUE             VALUE
                                                     -------------     -------------    -------------    --------------
Contractholder funds on investment contracts         $  13,778,428     $  13,132,656    $  11,646,022    $   11,201,101
Separate accounts                                        2,368,312         2,368,312        1,911,619         1,911,619

Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure

                                       15



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits at current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Separate accounts liabilities are carried at the fair value of the underlying assets.

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     The following table summarizes the notional amount, fair value and carrying value of the Company's embedded derivative financial instruments:

                                                                               CARRYING          CARRYING
                                            NOTIONAL            FAIR            VALUE             VALUE
(IN THOUSANDS)                               AMOUNT            VALUE            ASSETS         (LIABILITIES)
                                          ------------      ------------     ------------     ---------------
AT DECEMBER 31, 2004

Guaranteed accumulation benefits          $          -      $         77     $          -     $            77
                                          ============      ============     ============     ===============

Guaranteed accumulation benefits
   reinsurance agreement                  $          -      $        (77)    $        (77)    $             -
                                          ============      ============     ============     ===============

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.
     Fair value, which is equal to the carrying value, is based on widely accepted pricing and valuation models, which use independent third party data as inputs.
     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2004 or 2003.

6.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                                2004                2003
                                                        ----------------    ----------------
Immediate annuities                                     $        715,732    $        674,799
Traditional life                                                 712,618             642,126
Other                                                            243,379             159,389
                                                        ----------------    ----------------
   Total reserve for life-contingent contract
     benefits                                           $      1,671,729    $      1,476,314
                                                        ================    ================

                                       16



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

             PRODUCT                          MORTALITY                   INTEREST RATE               ESTIMATION METHOD
-----------------------------------   ---------------------------   --------------------------    --------------------------
Immediate annuities                   1983 group annuity            Interest rate                 Present value of
                                      mortality table               assumptions range from        expected future benefits
                                                                    3.0% - 8.8%                   based on historical
                                                                                                  experience

Traditional life                      Actual company experience     Interest rate                 Net level premium
                                      plus loading                  assumptions range from        reserve method using the
                                                                    4.0% - 8.0%                   Company's withdrawal
                                                                                                  experience rates
Other
   Variable annuity                   90% of 1994 group annuity     7%                            Projected benefit ratio
   guaranteed minimum death           reserving table                                             applied to cumulative
   benefits                                                                                       assessments

   Accident and                       Actual company experience                                   Unearned premium;
   health                             plus loading                                                additional contract
                                                                                                  reserves for traditional
                                                                                                  life

     At December 31, contractholder funds consists of the following:

(IN THOUSANDS)                                           2004                2003
                                                    ---------------    ----------------
Interest-sensitive life                             $     2,441,324    $      2,177,330
Investment contracts:
     Immediate annuities                                    407,907             356,620
     Fixed annuities                                     13,346,872          11,268,865
     Other                                                   35,386                   -
                                                    ---------------    ----------------
     Total contractholder funds                     $    16,231,489    $     13,802,815
                                                    ===============    ================

                                       17



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The following table highlights the key contract provisions relating to contractholder funds:

                  PRODUCT                             INTEREST RATE               WITHDRAWAL/SURRENDER CHARGES
--------------------------------------------   ----------------------------    -----------------------------------
Interest-sensitive life                        Interest rates credited         Either a percentage of account
                                               range from 3.7% - 6.0%          balance or dollar amount grading
                                                                               off generally over 20 years

Immediate and fixed annuities                  Interest rates credited         Either a declining or a level
                                               range from 3.7% to 8.8%         percentage charge generally over
                                               for immediate annuities         nine years or less. Additionally,
                                               and 0% - 12.0% for fixed        approximately 47.8% of fixed
                                               annuities                       annuities are subject to market
                                                                               value adjustment for
                                                                               discretionary withdrawals.
Other:

Variable guaranteed minimum income and         Interest rates used in          Withdrawal and surrender charges
  secondary guarantees on                      establishing reserves are       based on the terms of the
  interest-sensitive life and fixed            range from 1.75% to 10.3%       related interest-sensitive life
  annuities                                                                    or fixed annuity contract

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                                          2004                2003
                                                  ----------------    ----------------
Contractholder funds, beginning balance           $     13,802,815    $     11,658,966
Impact of adoption of SOP 03-1(1)                          135,665                   -
Deposits                                                 2,992,683           2,678,157
Interest credited to contractholder funds                  747,512             654,439
Benefits and withdrawals                                (1,182,746)         (1,022,329)
Transfers to from separate accounts                        (76,316)            (64,084)
Contract charges                                          (168,083)           (135,376)
Other adjustments                                          (20,041)             33,042
                                                  ----------------    ----------------
Contractholder funds, ending balance              $     16,231,489    $     13,802,815
                                                  ================    ================

(1) The increase in contractholder funds due to the adoption of SOP 03-1 reflects the establishment of reserves for certain liabilities that are primarily related to income benefit guarantees provided under variable annuity contracts and secondary guarantees on interest-sensitive life and certain fixed annuity contracts. These reserves were ceded to ALIC under the terms of the reinsurance agreements.

                                       18



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                       DECEMBER 31,
       ($ IN MILLIONS)                                                                    2004
                                                                                     ----------------
       IN THE EVENT OF DEATH
          Separate account value                                                     $       1,824.6
          Net amount at risk (1)                                                     $         176.7
          Average attained age of contractholders                                        59.90 years

       AT ANNUITIZATION
          Separate account value                                                     $         391.2
          Net amount at risk (2)                                                     $           0.6
          Weighted average waiting period until annuitization options available           4.06 years

       ACCUMULATION AT SPECIFIED DATES
          Separate account value                                                     $          95.4
          Net amount at risk (3)                                                     $             -
          Weighted average waiting period until guarantee date                           13.37 years

   (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
   (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
   (3) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   As of December 31, 2004, reserves for variable annuity contracts and secondary guarantee liabilities related to death benefits, income benefits and accumulation benefits were $19 million, $25 million and $(77) thousand, respectively.

7.   REINSURANCE

     The Company has entered into reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The
Company cedes a portion of the mortality risk on certain life policies with a pool of thirteen non-affiliated reinsurers. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. At December 31, 2004, 95.3% of the total reinsurance recoverables were related to ALIC and 4.7% were related to non-affiliated reinsurers. Approximately 99% of the non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P.

                                       19



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN THOUSANDS)                                                       2004              2003              2002
                                                                -------------     -------------     -------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                          $     742,557     $     870,257     $     689,970
Assumed                                                                 3,785                 2                 2
Ceded:
   Affiliate                                                         (405,748)         (546,741)         (484,684)

   Non-affiliate                                                     (340,594)         (323,518)         (205,288)
                                                                -------------     -------------     -------------
Premiums and contract charges, net of reinsurance               $           -     $           -     $           -
                                                                =============     =============     =============

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and certain expenses for the years ended December 31 are as follows:

(IN THOUSANDS)                                                    2004                2003                2002
                                                             ----------------     --------------     ---------------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT
   BENEFITS AND CERTAIN EXPENSES
Direct                                                       $      1,735,510     $    1,602,127     $     1,343,929
Assumed                                                                 4,972                202                   -
Ceded:
   Affiliate                                                       (1,354,508)        (1,272,290)         (1,012,038)
   Non-affiliate                                                     (385,974)          (330,039)           (331,891)
                                                             ----------------     --------------     ---------------
Interest credited to contractholder funds, contract
   benefits and certain expenses, net of reinsurance         $              -     $            -     $             -
                                                             ================     ==============     ===============

8.   COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $681 thousand, $879 thousand and $1.1 million in 2004, 2003 and 2002, respectively, and was ceded to ALIC under the terms of the reinsurance agreements.

     Minimum rental commitments under operating leases with an initial or remaining term of more than one year as of December 31, 2004 are as follows:

                                           OPERATING
(IN THOUSANDS)                              LEASES
                                         -------------
2005                                     $          83
2006                                                57
2007                                                42
2008                                                 4
2009                                                 -
Thereafter                                           -
                                         -------------
                                         $         186
                                         =============

GUARANTEES

     The Company has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. The Company has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2004, the amount due under the commercial paper program is $301 million and the cash surrender value of the policies is $305

                                       20



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

million. The repayment guarantee expires April 30, 2006. These contracts are ceded to ALIC under the terms of its reinsurance agreements.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur.
Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees, ceded to ALIC, was not material as of December 31, 2004.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

     Regulatory bodies have contacted ALIC and some of its subsidiaries, including the Company, and have requested information relating to variable insurance products, including such areas as market timing and late trading and sales practices. The Company believes that these inquiries are similar to those made to many financial services companies as part of an industry-wide investigation by various regulatory agencies into the practices, policies and procedures relating to variable insurance products sales and subaccount trading practices. ALIC and its subsidiaries, including the Company, have responded and will continue to respond to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

                                       21



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

LEGAL PROCEEDINGS

BACKGROUND

     The Company and certain of its affiliates are named as defendants in a number of lawsuits and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter, novel legal issues, variations between jurisdictions in which matters are being litigated, differences in applicable laws and judicial interpretations, the length of time before many of these matters might be resolved by settlement or through litigation and, in some cases, the timing of their resolutions relative to other similar cases brought against other companies, the fact that some of these matters are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined, the fact that some of these matters involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear, and the current challenging legal environment faced by large corporations and insurance companies.

     - In these matters, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages or are not specified. Often more specific information beyond the type of relief sought is not available because plaintiffs have not requested more specific relief in their court pleadings. In our experience, monetary demands in plaintiffs' court pleadings bear little relation to the ultimate loss, if any, to the Company.

     - For the reasons specified above, it is not possible to make meaningful estimates of the amount or range of loss that could result from these matters at this time. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - In the opinion of the Company's management, while some of these matters may be material to the operating results ceded to ALIC for any particular period if an unfavorable outcome results, none will have a material adverse effect on the financial condition of the Company.


PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided below.

                                       22



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     AIC is defending various lawsuits involving worker classification issues. A putative nationwide class action filed by former employee agents includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice in late March 2004 by the trial court but is the subject of further proceedings on appeal. AIC has been vigorously defending this and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws, a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act, breach of contract and ERISA violations, and a lawsuit filed in October 2004 by the EEOC alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization. AIC is also defending another action, in which a class was certified in June 2004, filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted claims under ERISA and for constructive discharge, and are seeking the benefits provided in connection with the reorganization. In late March 2004, in the first EEOC lawsuit and class action lawsuit, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also "concluded that, on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order. The case otherwise remains pending. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA. This matter was dismissed with prejudice in late March 2004 by the trial court but is the subject of further proceedings on appeal. In these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.
In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation.
AIC is cooperating with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization.
The outcome of these disputes is currently uncertain.

OTHER MATTERS

    The Corporation and some of its agents and subsidiaries, including the Company, have received interrogatories and demands to produce information from several regulatory and enforcement authorities. These authorities are seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, are seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. Published press reports have indicated that numerous demands of this nature have been sent to insurance companies as part of industry-wide investigations. The Corporation has cooperated and intends to continue to cooperate with these and any similar requests for information.

    Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits, some of which involve claims for substantial or indeterminate amounts.
This litigation is based on a variety of issues and targets a range of the Company's practices. The outcome of these disputes is currently unpredictable.
However, at this time, based on their present status and the existence of its reinsurance agreements with ALIC, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                                       23



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9.   INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the
"Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the
Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The
Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax liabilities at December 31 are as follows:

                                                        2004            2003
(IN THOUSANDS)                                      -----------     -----------
Unrealized net capital gains                        $    (2,949)    $    (3,911)
Difference in tax bases of investments                     (306)           (248)
Other liabilities                                            (2)            (13)
                                                    -----------     -----------
         Net deferred liabilities                   $    (3,257)    $    (4,172)
                                                    ===========     ===========

     The components of income tax expense for the years ended December 31 are as follows:

                                                   2004            2003            2002
(IN THOUSANDS)                                 -------------   -------------   ------------
Current                                        $       3,877   $       2,999   $      4,204
Deferred                                                  48           1,093         (1,575)
                                               -------------   -------------   ------------
     Total income tax expense                  $       3,925   $       4,092   $      2,629
                                               =============   =============   ============

     The Company paid income taxes of $2.5 million, $4.3 million and $8.0 million in 2004, 2003 and 2002, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                    2004            2003            2002
                                                 ----------      ----------      ----------
Statutory federal income tax rate                      35.0%           35.0%           35.0%
Adjustment for prior year liabilities                     -             0.7               -
Tax exempt income                                      (0.1)           (0.1)           (0.1)
                                                 ----------      ----------      ----------
Effective income tax rate                              34.9%           35.6%           34.9%
                                                 ==========      ==========      ==========

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. Pursuant to the American Jobs Creation Act of 2004 ("the 2004
Act"), the Company can reduce the policyholder surplus account in 2005 and 2006 without incurring any tax liability. The balance in this account at December 31, 2004 was $340 thousand, which prior to the 2004 Act would have resulted in federal income taxes payable of $119 thousand if such amounts had been distributed or deemed distributed from the policyholder surplus account. No provision for taxes has ever been made for this item as the Company had no intention of distributing such amounts. The Company expects to utilize this provision, thereby eliminating this potential tax liability.


                                       24



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10.  STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. The
State of Nebraska requires insurance companies to prepare statutory-basis financial statements in conformity with the National Association of Insurance
Commissioners ("NAIC") Accounting Practices and Procedures Manual
("Codification"), subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.


     Statutory net income for 2004, 2003, and 2002 was $7.4 million, $8.4 million and $3.0 million, respectively. Statutory capital and surplus as of December 31, 2004 and 2003 was $255.5 million and $202.1 million, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors.
The amount of dividends that can be paid to the shareholder without approval by the state insurance regulator is limited by specific surplus and net income criteria as provided in the dividend restriction provision of the Nebraska
Insurance Holding Company System laws. The maximum amount of dividends that the Company can distribute during 2005 without prior approval of the Nebraska
Department of Insurance is $25.3 million. In the twelve-month period beginning
January 1, 2004 the Company did not pay any dividends.

                                       25



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

11.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the years ended December 31 are as follows:


(IN THOUSANDS)


                                                                                   2004
                                                                  -------------------------------------
                                                                                               After-
                                                                    Pretax        Tax           tax
                                                                  ----------   ----------    ----------
UNREALIZED CAPITAL GAINS AND LOSSES:
   Unrealized holding (losses) gains arising during the period    $   (2,743)  $      960    $   (1,783)
   Less: reclassification adjustments                                      5           (2)            3
                                                                  ----------   ----------    ----------
   Unrealized net capital gains and losses                            (2,748)         962        (1,786)
                                                                  ----------   ----------    ----------
   Other comprehensive (loss) income                              $   (2,748)  $      962    $   (1,786)
                                                                  ==========   ==========    ==========

                                                                                  2003
                                                                 --------------------------------------
                                                                                              After-
                                                                   Pretax         Tax          tax
                                                                 -----------   ----------   -----------
UNREALIZED CAPITAL GAINS AND LOSSES:
   Unrealized holding (losses) gains arising during the period   $    (5,349)  $    1,873   $    (3,476)
   Less: reclassification adjustments                                    124          (43)           81
                                                                 -----------   ----------   -----------
   Unrealized net capital gains and losses                            (5,473)       1,916        (3,557)
                                                                 -----------   ----------   -----------
   Other comprehensive (loss) income                             $    (5,473)  $    1,916   $    (3,557)
                                                                 ===========   ==========   ===========

                                                                                   2002
                                                                  -------------------------------------
                                                                                               After-
                                                                    Pretax        Tax           tax
                                                                  ----------   ----------    ----------
UNREALIZED CAPITAL GAINS AND LOSSES:
   Unrealized holding gains arising during the period             $    4,980   $   (1,743)   $    3,237
   Less: reclassification adjustments                                 (4,084)       1,429        (2,655)
                                                                  ----------   ----------    ----------
   Unrealized net capital gains and losses                             9,064       (3,172)        5,892
                                                                  ----------   ----------    ----------
   Other comprehensive income                                     $    9,064   $   (3,172)   $    5,892
                                                                  ==========   ==========    ==========

                                       26





                              --------------------------------------------------
                              LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004
                              AND FOR THE PERIODS ENDED DECEMBER 31, 2004
                              AND 2003, AND REPORT OF INDEPENDENT
                              REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2004, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2004, the results of operations for the period then ended and the changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 24, 2005

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable     AIM Variable     AIM Variable     AIM Variable
                               AIM Variable     AIM Variable       Insurance        Insurance        Insurance        Insurance
                                 Insurance        Insurance          Funds            Funds            Funds            Funds
                                   Funds            Funds          Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                    AIM V. I.
                                                                                     Capital      AIM V. I. Dent      AIM V. I.
                                 AIM V. I.     AIM V. I. Dent      AIM V. I.      Appreciation     Demographics        Mid Cap
                                Basic Value     Demographics    Basic Value II         II               II         Core Equity II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    26,417,973  $     1,409,794  $     6,339,906  $     1,187,743  $       319,212  $     5,402,715
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    26,417,973  $     1,409,794  $     6,339,906  $     1,187,743  $       319,212  $     5,402,715
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    26,417,973  $     1,409,794  $     6,339,906  $     1,187,743  $       319,212  $     5,402,715
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    26,417,973  $     1,409,794  $     6,339,906  $     1,187,743  $       319,212  $     5,402,715
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,231,248          249,963          539,108           52,789           57,002          414,319
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    24,253,324  $     1,172,775  $     5,846,629  $     1,124,411  $       298,535  $     5,269,363
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.76  $          9.24  $         10.65  $         10.21  $         10.21  $         10.89
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.82  $          9.47  $         10.75  $         10.30  $         10.30  $         10.99
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable
                                 Insurance
                                   Funds          The Alger        The Alger        The Alger        The Alger        The Alger
                                 Series II      American Fund    American Fund    American Fund    American Fund    American Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 AIM V. I.                           Alger            Alger            Alger            Alger
                                  Premier           Alger          Income &         Leveraged         MidCap            Small
                                 Equity II         Growth           Growth           AllCap           Growth       Capitalization
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       760,835  $    22,746,174  $    24,441,319  $    18,677,346  $    35,746,469  $    14,870,879
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $       760,835  $    22,746,174  $    24,441,319  $    18,677,346  $    35,746,469  $    14,870,879
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       760,835  $    22,746,174  $    24,441,319  $    18,677,346  $    35,746,469  $    14,870,879
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $       760,835  $    22,746,174  $    24,441,319  $    18,677,346  $    35,746,469  $    14,870,879
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       35,922          647,670        2,431,972          614,589        1,718,580          734,002
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       723,097  $    26,969,588  $    26,209,987  $    20,002,560  $    31,798,386  $    12,475,270
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.19  $          6.40  $          7.14  $          5.79  $          9.66  $          5.79
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.28  $         12.06  $         13.42  $         14.51  $         17.73  $          9.45
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 The Alger        The Alger        The Alger        Federated        Federated        Federated
                               American Fund    American Fund    American Fund      Insurance        Insurance        Insurance
                               (Series - S)     (Series - S)     (Series - S)        Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                    Alger            Alger                           Federated
                                   Alger          Leveraged         MidCap          Federated      Fund for U.S.      Federated
                                  Growth           AllCap           Growth           Capital        Government       High Income
                               (Series - S)     (Series - S)     (Series - S)    Income Fund II    Securities II    Bond Fund II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     9,296,191  $       888,708  $     4,401,257  $     9,162,564  $    44,722,928  $    32,896,084
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     9,296,191  $       888,708  $     4,401,257  $     9,162,564  $    44,722,928  $    32,896,084
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     9,296,191  $       888,708  $     4,401,257  $     9,162,564  $    44,722,928  $    32,896,084
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     9,296,191  $       888,708  $     4,401,257  $     9,162,564  $    44,722,928  $    32,896,084
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      266,214           29,457          212,930        1,032,984        3,855,425        4,011,718
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     8,680,122  $       820,470  $     3,935,863  $    10,541,914  $    44,404,817  $    30,568,070
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.00  $         10.13  $         10.53  $          7.40  $         12.22  $         11.50
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         12.83  $         10.22  $         10.63  $         13.31  $         15.83  $         17.16
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity         Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Fund    Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 VIP Asset
                                  Manager                             VIP                                               VIP
                                  Growth       VIP Contrafund    Equity-Income     VIP Growth      VIP Index 500    Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    19,256,372  $    82,371,369  $    78,275,907  $    50,936,842  $    76,112,320  $    48,867,402
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    19,256,372  $    82,371,369  $    78,275,907  $    50,936,842  $    76,112,320  $    48,867,402
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    19,256,372  $    82,371,369  $    78,275,907  $    50,936,842  $    76,112,320  $    48,867,402
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    19,256,372  $    82,371,369  $    78,275,907  $    50,936,842  $    76,112,320  $    48,867,402
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    1,296,725        3,094,341        3,085,373        1,591,279          552,540       48,867,402
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    19,289,962  $    68,720,470  $    68,382,067  $    57,486,711  $    70,852,534  $    48,867,402
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $          9.72  $         10.30  $         11.79  $          6.17  $          8.17  $         10.31
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         17.10  $         22.01  $         26.10  $         21.87  $         11.72  $         13.42
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                               Fidelity        Variable          Variable          Variable          Variable          Variable
                               Variable        Insurance         Insurance         Insurance         Insurance         Insurance
                               Insurance     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                             Products Fund (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                              Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                             ------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                VIP Asset                             VIP
                                             Manager Growth    VIP Contrafund     Equity-Income      VIP Growth      VIP Index 500
                                                (Service          (Service          (Service          (Service         (Service
                             VIP Overseas       Class 2)          Class 2)          Class 2)          Class 2)         Class 2)
                             ------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value    $  19,548,618 $       2,756,053 $       5,789,516 $      19,558,348 $      15,220,669 $      12,330,654
                             ------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets             $  19,548,618 $       2,756,053 $       5,789,516 $      19,558,348 $      15,220,669 $      12,330,654
                             ============= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units           $  19,548,618 $       2,756,053 $       5,789,516 $      19,558,348 $      15,220,669 $      12,330,654
                             ------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets         $  19,548,618 $       2,756,053 $       5,789,516 $      19,558,348 $      15,220,669 $      12,330,654
                             ============= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                 1,115,789           188,255           219,716           779,528           481,058            90,196
                             ============= ================= ================= ================= ================= =================
Cost of investments          $  17,197,833 $       2,655,805 $       5,371,063 $      17,230,501 $      14,484,536 $      11,536,936
                             ============= ================= ================= ================= ================= =================
ACCUMULATION UNIT FAIR VALUE
    Lowest                   $        8.04 $           10.11 $           11.29 $           10.73 $            9.72 $           10.57
                             ============= ================= ================= ================= ================= =================
    Highest                  $       15.55 $           10.22 $           11.39 $           11.08 $           12.68 $           10.67
                             ============= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Fidelity           Fidelity           Fidelity
                                  Variable           Variable           Variable       Goldman Sachs  Goldman Sachs
                                  Insurance          Insurance          Insurance        Variable       Variable      J.P. Morgan
                                Products Fund      Products Fund      Products Fund      Insurance      Insurance       Series
                              (Service Class 2)  (Service Class 2)  (Service Class 2)      Trust          Trust        Trust II
                                 Sub-Account        Sub-Account        Sub-Account      Sub-Account    Sub-Account    Sub-Account
                              -----------------  -----------------  -----------------  -------------  -------------- -------------
                                VIP Investment        VIP Money
                                  Grade Bond           Market          VIP Overseas      VIT CORE          VIT
                                   (Service           (Service           (Service        Small Cap    International
                                   Class 2)           Class 2)           Class 2)         Equity          Equity     Small Company
                              -----------------  -----------------  -----------------  -------------  -------------  -------------
ASSETS
Investments at fair value     $      32,485,056  $      15,140,320  $       7,703,442  $   5,828,376  $   4,203,717  $   5,923,321
                              -----------------  -----------------  -----------------  -------------  -------------  -------------
    Total assets              $      32,485,056  $      15,140,320  $       7,703,442  $   5,828,376  $   4,203,717  $   5,923,321
                              =================  =================  =================  =============  =============  =============

NET ASSETS
Accumulation units            $      32,485,056  $      15,140,320  $       7,703,442  $   5,828,376  $   4,203,717  $   5,923,321
                              -----------------  -----------------  -----------------  -------------  -------------  -------------
    Total net assets          $      32,485,056  $      15,140,320  $       7,703,442  $   5,828,376  $   4,203,717  $   5,923,321
                              =================  =================  =================  =============  =============  =============
FUND SHARE INFORMATION
Number of shares                      2,483,567         15,140,320            442,981        404,748        395,458        331,282
                              =================  =================  =================  =============  =============  =============
Cost of investments           $      32,243,970  $      15,140,320  $       6,754,508  $   4,811,473  $   3,983,974  $   4,497,973
                              =================  =================  =================  =============  =============  =============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $           10.13  $            9.86  $           10.82  $       17.28  $        9.61  $       14.28
                              =================  =================  =================  =============  =============  =============
    Highest                   $           11.73  $            9.97  $           12.17  $       17.46  $        9.71  $       14.43
                              =================  =================  =================  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                   Janus            Janus            Janus            Janus            Janus            Janus
                               Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Capital         Flexible                                           Worldwide
                                 Balanced       Appreciation        Income           Growth       Mid Cap Growth       Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    71,733,373  $     5,759,487  $    27,293,625  $    42,700,312  $    33,097,403  $    48,442,846
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    71,733,373  $     5,759,487  $    27,293,625  $    42,700,312  $    33,097,403  $    48,442,846
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    71,733,373  $     5,759,487  $    27,293,625  $    42,700,312  $    33,097,403  $    48,442,846
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    71,733,373  $     5,759,487  $    27,293,625  $    42,700,312  $    33,097,403  $    48,442,846
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,941,098          234,316        2,248,239        2,127,569        1,280,859        1,808,919
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    67,526,399  $     5,041,697  $    27,548,849  $    51,886,354  $    42,688,352  $    55,690,795
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $          9.88  $         11.34  $         12.74  $          5.90  $          4.41  $          5.72
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         27.27  $         11.39  $         19.64  $         20.59  $         22.96  $         22.66
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                   Janus            Janus            Janus           Janus            Janus            Janus
                               Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series
                                 (Service         (Service         (Service         (Service         (Service         (Service
                                  Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Capital                           Mid Cap       Risk-Managed       Worldwide
                                 Balanced       Appreciation     Foreign Stock        Value            Core            Growth
                                 (Service         (Service         (Service         (Service         (Service         (Service
                                  Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     2,823,687  $       919,575  $     9,329,250  $     3,824,891  $     1,582,403  $     2,826,652
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     2,823,687  $       919,575  $     9,329,250  $     3,824,891  $     1,582,403  $     2,826,652
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     2,823,687  $       919,575  $     9,329,250  $     3,824,891  $     1,582,403  $     2,826,652
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     2,823,687  $       919,575  $     9,329,250  $     3,824,891  $     1,582,403  $     2,826,652
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      111,874           37,703          662,118          246,608          116,439          106,185
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     2,718,694  $       835,373  $     7,755,629  $     3,529,356  $     1,564,132  $     2,538,724
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.53  $         11.39  $         11.22  $         11.20  $         11.24  $          8.67
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.62  $         11.49  $         14.02  $         11.30  $         11.34  $          9.81
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Lazard           Lazard        MFS Variable     MFS Variable     MFS Variable     MFS Variable
                                Retirement       Retirement        Insurance        Insurance        Insurance        Insurance
                               Series, Inc.     Series, Inc.         Trust            Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Emerging       International    MFS Emerging     MFS Investors       MFS New
                                  Markets          Equity           Growth            Trust          Discovery      MFS Research
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     5,879,144  $     2,212,736  $     7,161,214  $     6,740,962  $    13,851,338  $     4,715,687
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     5,879,144  $     2,212,736  $     7,161,214  $     6,740,962  $    13,851,338  $     4,715,687
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     5,879,144  $     2,212,736  $     7,161,214  $     6,740,962  $    13,851,338  $     4,715,687
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     5,879,144  $     2,212,736  $     7,161,214  $     6,740,962  $    13,851,338  $     4,715,687
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      422,656          186,257          408,745          372,841          931,496          308,215
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     4,122,281  $     1,881,708  $     8,683,098  $     6,429,157  $    12,639,170  $     5,016,500
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         16.44  $          9.40  $          4.92  $          8.28  $          7.71  $          7.09
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         18.74  $          9.49  $         10.03  $         10.00  $         16.56  $         10.41
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable
                                                  Insurance        Insurance        Insurance        Insurance        Insurance
                               MFS Variable         Trust            Trust            Trust            Trust            Trust
                                 Insurance        (Service         (Service         (Service         (Service         (Service
                                   Trust           Class)           Class)           Class)           Class)           Class)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  MFS High       MFS Investor     MFS Investors       MFS New         MFS Total
                                                   Income        Growth Stock         Trust          Discovery         Return
                                 MFS Total        (Service         (Service         (Service         (Service         (Service
                                  Return           Class)           Class)           Class)           Class)           Class)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    35,647,300  $     4,584,219  $       714,605  $       953,159  $     7,433,603  $     7,176,425
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    35,647,300  $     4,584,219  $       714,605  $       953,159  $     7,433,603  $     7,176,425
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    35,647,300  $     4,584,219  $       714,605  $       953,159  $     7,433,603  $     7,176,425
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    35,647,300  $     4,584,219  $       714,605  $       953,159  $     7,433,603  $     7,176,425
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    1,663,430          445,502           76,510           52,983          505,343          337,714
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    30,975,850  $     4,393,805  $       667,055  $       879,316  $     6,559,547  $     6,763,891
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         12.83  $         10.56  $         10.38  $         10.72  $          9.34  $         10.67
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         14.49  $         10.65  $         10.47  $         10.81  $         10.30  $         10.78
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               MFS Variable     MFS Variable      Oppenheimer      Oppenheimer       Panorama
                                 Insurance        Insurance        Variable         Variable          Series       PIMCO Advisors
                                   Trust            Trust        Account Funds    Account Funds     Fund, Inc.        Variable
                                 (Service         (Service      (Service Class   (Service Class   (Service Class      Insurance
                                  Class)           Class)           ("SC"))          ("SC"))          ("SC"))           Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                  Oppenheimer      Oppenheimer
                               MFS Utilities      MFS Value         Global         Main Street      Oppenheimer
                                 (Service         (Service        Securities        Small Cap      International      NJF Small
                                  Class)           Class)            (SC)          Growth (SC)      Growth (SC)       Cap Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     4,784,696  $     1,715,035  $     5,967,619  $    35,809,051  $     2,456,896  $     2,542,982
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     4,784,696  $     1,715,035  $     5,967,619  $    35,809,051  $     2,456,896  $     2,542,982
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     4,784,696  $     1,715,035  $     5,967,619  $    35,809,051  $     2,456,896  $     2,542,982
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     4,784,696  $     1,715,035  $     5,967,619  $    35,809,051  $     2,456,896  $     2,542,982
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      235,467          142,091          203,465        2,242,270        1,833,505          182,817
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     3,569,628  $     1,584,755  $     5,313,124  $    28,791,578  $     2,017,748  $     2,407,578
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         11.36  $         11.08  $         11.29  $         11.22  $         10.95  $         11.79
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         14.33  $         11.17  $         11.39  $         14.30  $         11.67  $         11.89
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              PIMCO Advisors   PIMCO Advisors   PIMCO Advisors   PIMCO Advisors   PIMCO Advisors
                                 Variable         Variable         Variable         Variable         Variable      PIMCO Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Trust            Trust            Trust            Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                        PEA
                                                                     OpCap             PEA          Science and
                              OpCap Balanced    OpCap Equity       Small Cap       Renaissance      Technology      Foreign Bond
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    28,646,155  $     6,630,605  $    23,928,531  $     4,189,202  $    11,122,525  $    18,967,209
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    28,646,155  $     6,630,605  $    23,928,531  $     4,189,202  $    11,122,525  $    18,967,209
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    28,646,155  $     6,630,605  $    23,928,531  $     4,189,202  $    11,122,525  $    18,967,209
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    28,646,155  $     6,630,605  $    23,928,531  $     4,189,202  $    11,122,525  $    18,967,209
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,637,768          184,183          661,923          274,702        5,979,852        1,868,690
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    26,409,452  $     5,748,390  $    19,153,006  $     3,923,555  $    10,749,824  $    18,937,298
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.74  $         11.33  $         11.64  $         11.13  $          2.70  $         10.29
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.81  $         11.45  $         20.44  $         11.23  $         10.77  $         13.06
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              PIMCO Variable   PIMCO Variable   PIMCO Variable   PIMCO Variable
                                 Insurance        Insurance        Insurance        Insurance         Putnam           Putnam
                                   Trust            Trust            Trust            Trust       Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                   StocksPLUS                            VT
                                                                                   Growth and                       International
                                                    PIMCO            PIMCO           Income                          Growth and
                               Money Market      Real Return     Total Return       Portfolio      VT High Yield       Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    31,126,910  $    12,188,397  $    97,338,544  $     8,166,204  $    10,273,770  $     6,120,127
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    31,126,910  $    12,188,397  $    97,338,544  $     8,166,204  $    10,273,770  $     6,120,127
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    31,126,910  $    12,188,397  $    97,338,544  $     8,166,204  $    10,273,770  $     6,120,127
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    31,126,910  $    12,188,397  $    97,338,544  $     8,166,204  $    10,273,770  $     6,120,127
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                   31,126,910          943,374        9,261,517          809,336        1,276,245          453,007
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    31,126,910  $    12,077,913  $    95,660,368  $     7,170,888  $     9,533,441  $     4,815,617
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $          9.67  $         10.50  $         10.18  $          9.93  $         12.87  $         12.73
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.66  $         11.26  $         13.56  $         10.03  $         13.18  $         13.33
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Salomon          Salomon
                                                                    Salomon          Salomon         Brothers         Brothers
                                                                   Brothers         Brothers         Variable         Variable
                                                                   Variable         Variable          Series           Series
                                   Rydex            Rydex           Series           Series         Funds Inc.       Funds Inc.
                              Variable Trust   Variable Trust     Funds Inc.       Funds Inc.       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                Rydex Sector                        Variable          All Cap        High Yield
                                 Rydex OTC        Rotation         Investors         All Cap        (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,473,332  $       682,277  $    15,048,996  $    12,327,301  $       845,223  $     7,114,995
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     3,473,332  $       682,277  $    15,048,996  $    12,327,301  $       845,223  $     7,114,995
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,473,332  $       682,277  $    15,048,996  $    12,327,301  $       845,223  $     7,114,995
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     3,473,332  $       682,277  $    15,048,996  $    12,327,301  $       845,223  $     7,114,995
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      241,371           61,136        1,089,717          732,460           50,162          718,686
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     2,865,162  $       615,870  $    13,847,611  $    10,489,051  $       800,743  $     7,162,541
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $          5.32  $         10.51  $         10.89  $         10.21  $         10.23  $         10.78
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $          9.15  $         13.62  $         10.95  $         14.63  $         10.32  $         10.87
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Salomon
                                 Brothers          Scudder          Scudder          Scudder
                                 Variable         Variable         Variable         Variable
                                  Series          Insurance        Insurance        Insurance         Scudder          Scudder
                                Funds Inc.          Trust            Trust            Trust          Variable         Variable
                                (Class II)        (Class B)        (Class B)        (Class B)        Series I         Series I
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Variable           EAFE          Equity 500        Small Cap
                                 Investors      Equity Index         Index            Index
                                (Class II)        (Class B)        (Class B)        (Class B)        Balanced           Bond
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,106,612  $       342,449  $     3,580,192  $     1,263,640  $    19,407,239  $    20,076,396
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     1,106,612  $       342,449  $     3,580,192  $     1,263,640  $    19,407,239  $    20,076,396
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,106,612  $       342,449  $     3,580,192  $     1,263,640  $    19,407,239  $    20,076,396
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     1,106,612  $       342,449  $     3,580,192  $     1,263,640  $    19,407,239  $    20,076,396
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       79,958           35,934          281,462           88,120        1,658,738        2,815,764
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     1,045,059  $       299,751  $     3,221,539  $     1,079,138  $    19,967,945  $    19,468,367
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.33  $         15.25  $         13.03  $         15.88  $          8.99  $         12.45
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.42  $         15.43  $         13.19  $         16.07  $         20.24  $         15.72
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Scudder          Scudder          Scudder
                                 Variable         Variable         Variable        STI Classic      STI Classic      STI Classic
                                 Series I         Series I         Series I      Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                        STI
                                  Global         Growth and                       STI Capital      International      STI Value
                                 Discovery         Income        International    Appreciation        Equity        Income Stock
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    10,063,427  $     3,942,850  $     4,038,602  $     2,276,821  $        91,746  $     5,825,708
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    10,063,427  $     3,942,850  $     4,038,602  $     2,276,821  $        91,746  $     5,825,708
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    10,063,427  $     3,942,850  $     4,038,602  $     2,276,821  $        91,746  $     5,825,708
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    10,063,427  $     3,942,850  $     4,038,602  $     2,276,821  $        91,746  $     5,825,708
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      788,052          424,419          425,116          138,661            8,295          406,823
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     7,695,559  $     3,731,589  $     3,539,035  $     2,094,646  $        67,474  $     5,341,829
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $          9.43  $          8.49  $          6.81  $          8.38  $          9.49  $         10.21
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         17.44  $          9.65  $          9.79  $          9.12  $         10.51  $         12.80
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                   Strong
                                  Strong          Variable       T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price
                                Opportunity       Insurance         Equity           Equity           Equity           Equity
                              Funds II, Inc.     Funds, Inc.     Series, Inc.     Series, Inc.     Series, Inc.    Series, Inc. - II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                   T. Rowe Price    T. Rowe Price
                                Opportunity        Mid Cap       T. Rowe Price    T. Rowe Price     New America       Blue Chip
                                  Fund II      Growth Fund II    Equity Income   Mid-Cap Growth       Growth          Growth II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    21,041,624  $     9,445,509  $    41,369,622  $    32,416,015  $     4,314,872  $     3,404,874
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    21,041,624  $     9,445,509  $    41,369,622  $    32,416,015  $     4,314,872  $     3,404,874
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    21,041,624  $     9,445,509  $    41,369,622  $    32,416,015  $     4,314,872  $     3,404,874
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    21,041,624  $     9,445,509  $    41,369,622  $    32,416,015  $     4,314,872  $     3,404,874
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      937,266          577,354        1,851,818        1,376,476          221,844          376,645
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    17,646,501  $     9,634,801  $    35,727,338  $    24,308,870  $     3,766,699  $     3,201,283
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.78  $          5.18  $         13.63  $         11.96  $          7.93  $         10.40
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         16.65  $         11.84  $         14.91  $         18.12  $          9.95  $         10.49
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                T. Rowe Price     T. Rowe Price    The Universal    The Universal    The Universal    The Universal
                                   Equity         International    Institutional    Institutional    Institutional    Institutional
                              Series, Inc. - II   Series, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                 Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
                               T. Rowe Price      T. Rowe Price                                                      Van Kampen UIF
                                  Equity          International   Van Kampen UIF     Van Kampen     Van Kampen UIF    U.S. Mid Cap
                                 Income II            Stock        Equity Growth   UIF High Yield   Mid Cap Growth        Value
                              -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $      12,863,093  $     7,284,229  $    30,428,094  $     8,802,963  $     7,160,698  $    41,777,427
                              -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $      12,863,093  $     7,284,229  $    30,428,094  $     8,802,963  $     7,160,698  $    41,777,427
                              =================  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $      12,863,093  $     7,284,229  $    30,428,094  $     8,802,963  $     7,160,698  $    41,777,427
                              -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $      12,863,093  $     7,284,229  $    30,428,094  $     8,802,963  $     7,160,698  $    41,777,427
                              =================  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        576,562          541,981        2,212,952        1,209,198          691,187        2,458,942
                              =================  ===============  ===============  ===============  ===============  ===============
Cost of investments           $      12,171,806  $     6,298,170  $    28,015,266  $     8,312,262  $     6,260,729  $    36,131,170
                              =================  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $           10.99  $          7.51  $         10.72  $         10.43  $          9.90  $         11.26
                              =================  ===============  ===============  ===============  ===============  ===============
    Highest                   $           11.11  $         10.34  $         10.78  $         11.63  $         10.00  $         14.07
                              =================  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Van Kampen
                               The Universal    The Universal         Van              Van              Van             Life
                               Institutional    Institutional    Eck Worldwide    Eck Worldwide    Eck Worldwide     Investment
                                Funds, Inc.      Funds, Inc.       Insurance        Insurance        Insurance          Trust
                                (Class II)       (Class II)          Trust            Trust            Trust         (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                 Van Kampen         Van Eck          Van Eck
                              Van Kampen UIF      UIF U.S.         Worldwide        Worldwide         Van Eck      LIT Aggressive
                               Equity Growth     Real Estate       Absolute         Emerging         Worldwide         Growth
                                (Class II)       (Class II)         Return           Markets        Hard Assets      (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,120,872  $    13,559,268  $       898,000  $       637,218  $     1,200,058  $     9,985,039
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     1,120,872  $    13,559,268  $       898,000  $       637,218  $     1,200,058  $     9,985,039
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,120,872  $    13,559,268  $       898,000  $       637,218  $     1,200,058  $     9,985,039
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     1,120,872  $    13,559,268  $       898,000  $       637,218  $     1,200,058  $     9,985,039
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       81,935          665,322           91,260           41,895           65,363        2,054,535
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     1,040,882  $    11,683,056  $       895,703  $       542,612  $     1,119,547  $     8,916,403
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.30  $         12.74  $          9.83  $         12.00  $         12.35  $         11.01
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.38  $         17.16  $          9.92  $         12.11  $         12.45  $         11.16
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
---------------------------------------------------------------

                                Van Kampen       Van Kampen
                                   Life             Life
                                Investment       Investment
                                   Trust            Trust
                                (Class II)       (Class II)
                                Sub-Account      Sub-Account
                              ---------------  ---------------
                                               LIT Growth and
                              LIT Government       Income
                                (Class II)       (Class II)
                              ---------------  ---------------
ASSETS
Investments at fair value     $     3,931,425  $    40,039,949
                              ---------------  ---------------
    Total assets              $     3,931,425  $    40,039,949
                              ===============  ===============

NET ASSETS
Accumulation units            $     3,931,425  $    40,039,949
                              ---------------  ---------------
    Total net assets          $     3,931,425  $    40,039,949
                              ===============  ===============
FUND SHARE INFORMATION
Number of shares                      414,707        2,075,684
                              ===============  ===============
Cost of investments           $     3,877,111  $    33,917,985
                              ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.10  $         10.99
                              ===============  ===============
    Highest                   $         10.19  $         11.60
                              ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable     AIM Variable     AIM Variable     AIM Variable
                               AIM Variable     AIM Variable       Insurance        Insurance        Insurance        Insurance
                                 Insurance        Insurance          Funds            Funds            Funds            Funds
                                   Funds            Funds          Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                    AIM V. I.
                                                                                    Capital       AIM V. I. Dent      AIM V. I.
                                 AIM V. I.     AIM V. I. Dent      AIM V. I.      Appreciation     Demographics        Mid Cap
                             Basic Value (a)(m) Demographics   Basic Value II (b)    II (b)           II (b)      Core Equity II (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $             -  $             -  $             -  $             -  $         1,043
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk         (242,465)         (20,857)         (35,371)          (4,464)          (1,731)         (25,359)
  Administrative expense              (17,629)          (1,400)          (2,331)            (300)            (112)          (1,688)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                           (260,094)         (22,257)         (37,702)          (4,764)          (1,843)         (26,004)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               6,566,718          290,468          298,184           34,335           15,547          150,828
  Cost of investments sold          6,775,885          257,256          296,079           33,767           15,519          150,650
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                 (209,167)          33,212            2,105              568               28              178

Realized gain distributions                 -                -                -                -                -          212,344
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                         (209,167)          33,212            2,105              568               28          212,522

Change in unrealized gains
  (losses)                          2,164,649           67,033          493,277           63,332           20,677          133,352
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments         1,955,482          100,245          495,382           63,900           20,705          345,874
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,695,388  $        77,988  $       457,680  $        59,136  $        18,862  $       319,870
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) For period beginning February 2, 2004 and ended December 31, 2004
(m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable
                                 Insurance
                                   Funds          The Alger        The Alger        The Alger        The Alger        The Alger
                                 Series II      American Fund    American Fund    American Fund    American Fund    American Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 AIM V. I.                          Alger             Alger            Alger            Alger
                                  Premier           Alger          Income &         Leveraged         MidCap            Small
                               Equity II (b)     Growth (c)       Growth (d)       AllCap (e)       Growth (f)    Capitalization (g)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         1,845  $             -  $       139,976  $             -  $             -  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (2,981)        (298,394)        (336,584)        (248,906)        (469,176)        (178,779)
  Administrative expense                 (201)         (24,718)         (27,842)         (19,407)         (36,309)         (14,418)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                             (1,337)        (323,112)        (224,450)        (268,313)        (505,485)        (193,197)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                  26,077        5,711,361        6,880,091        3,720,618       11,566,427        6,828,935
  Cost of investments sold             26,054        7,338,396        7,811,481        4,349,512       11,308,904        6,251,492
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                       23       (1,627,035)        (931,390)        (628,894)         257,523          577,443

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                               23       (1,627,035)        (931,390)        (628,894)         257,523          577,443

Change in unrealized gains
  (losses)                             37,738        2,760,405        2,675,188        2,000,419        3,820,439        1,456,383
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments            37,761        1,133,370        1,743,798        1,371,525        4,077,962        2,033,826
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        36,424  $       810,258  $     1,519,348  $     1,103,212  $     3,572,477  $     1,840,629
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(c) Previously known as Growth
(d) Previously known as Income and Growth
(e) Previously known as Leveraged AllCap
(f) Previously known as MidCap Growth
(g) Previously known as Small Capitalization

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 The Alger        The Alger        The Alger        Federated        Federated        Federated
                               American Fund    American Fund    American Fund      Insurance        Insurance        Insurance
                               (Series - S)     (Series - S)     (Series - S)        Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                    Alger                                           Federated
                                   Alger          Leveraged         MidCap          Federated      Fund for U.S.      Federated
                                  Growth           AllCap           Growth           Capital        Government       High Income
                              (Series - S) (h) (Series - S) (b) (Series - S) (b) Income Fund II    Securities II    Bond Fund II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $             -  $             -  $       403,876  $     2,352,052  $     2,145,935
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (74,776)          (4,282)         (20,210)        (117,559)        (666,252)        (412,544)
  Administrative expense               (5,273)            (278)          (1,294)         (11,072)         (56,987)         (35,234)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (80,049)          (4,560)         (21,504)         275,245        1,628,813        1,698,157
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 820,441          104,934          272,587        2,841,120       20,802,297        9,204,191
  Cost of investments sold            827,606          113,030          262,021        3,573,235       20,746,563        8,999,776
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                   (7,165)          (8,096)          10,566         (732,115)          55,734          204,415

Realized gain distributions                 -                -                -                -          274,659                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                           (7,165)          (8,096)          10,566         (732,115)         330,393          204,415

Change in unrealized gains
  (losses)                            523,814           68,238          465,394        1,210,252         (900,363)         740,942
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           516,649           60,142          475,960          478,137         (569,970)         945,357
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       436,600  $        55,582  $       454,456  $       753,382  $     1,058,843  $     2,643,514
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(h) Previously known as Growth (Series -S)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity         Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Fund    Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 VIP Asset
                                  Manager                             VIP                                                VIP
                                Growth (i)     VIP Contrafund    Equity-Income     VIP Growth      VIP Index 500    Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       506,891  $       244,625  $     1,196,445  $       140,291  $       926,928  $       701,011
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk         (242,708)        (996,257)        (995,051)        (686,181)        (962,802)        (770,085)
  Administrative expense              (23,532)         (87,106)         (96,617)         (64,414)         (79,574)         (65,599)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            240,651         (838,738)         104,777         (610,304)        (115,448)        (134,673)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               3,435,931       10,788,030       20,234,176       11,999,938       22,878,728       60,204,743
  Cost of investments sold          3,595,742        9,905,956       19,031,332       14,387,357       23,155,841       60,204,743
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                 (159,811)         882,074        1,202,844       (2,387,419)        (277,113)               -

Realized gain distributions                 -                -          285,817                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                         (159,811)         882,074        1,488,661       (2,387,419)        (277,113)               -

Change in unrealized gains
  (losses)                            662,552        9,880,051        5,956,052        3,697,336        6,564,762                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
   (losses) on investments            502,741       10,762,125        7,444,713        1,309,917        6,287,649                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       743,392  $     9,923,387  $     7,549,490  $       699,613  $     6,172,201  $      (134,673)
                              ===============  ===============  ===============  ===============  ===============  ===============

(i) Previously known as VIP Asset Manager

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                  Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Fidelity         Variable         Variable         Variable         Variable         Variable
                                 Variable         Insurance        Insurance        Insurance        Insurance        Insurance
                                 Insurance      Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                               Products Fund  (Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  VIP Asset                           VIP
                                                Manager Growth   VIP Contrafund    Equity-Income     VIP Growth      VIP Index 500
                                                  (Service         (Service         (Service         (Service         (Service
                               VIP Overseas     Class 2) (b)     Class 2) (b)       Class 2)         Class 2)       Class 2) (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       182,192  $             -  $             -  $       108,259  $         6,913  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk         (236,863)         (11,459)         (23,236)        (172,827)        (132,091)         (52,014)
  Administrative expense              (21,458)            (760)          (1,520)         (11,828)          (9,477)          (3,450)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (76,129)         (12,219)         (24,756)         (76,396)        (134,655)         (55,464)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               3,770,169          215,814          171,034        2,153,699        1,476,540          513,589
  Cost of investments sold          3,718,427          221,720          162,689        1,936,018        1,494,423          507,373
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                   51,742           (5,906)           8,345          217,681          (17,883)           6,216

Realized gain distributions                 -                -                -           28,213                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                           51,742           (5,906)           8,345          245,894          (17,883)           6,216

Change in unrealized gains
  (losses)                          1,946,498          100,248          418,453        1,320,743          528,633          793,718
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments         1,998,240           94,342          426,798        1,566,637          510,750          799,934
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,922,111  $        82,123  $       402,042  $     1,490,241  $       376,095  $       744,470
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable       Goldman Sachs    Goldman Sachs
                                 Insurance        Insurance        Insurance        Variable         Variable        J.P. Morgan
                               Products Fund    Products Fund    Products Fund      Insurance        Insurance         Series
                             (Service Class 2)(Service Class 2)(Service Class 2)     Trust            Trust          Trust II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                              VIP Investment      VIP Money
                                Grade Bond         Market        VIP Overseas       VIT CORE            VIT
                                 (Service         (Service         (Service         Small Cap      International
                                 Class 2)       Class 2) (b)       Class 2)          Equity           Equity        Small Company
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       787,587  $        58,206  $        22,955  $        10,273  $        44,485  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk         (350,909)         (72,812)         (58,529)         (71,432)         (52,969)         (63,470)
  Administrative expense              (24,981)          (4,796)          (4,116)          (5,200)          (3,866)          (4,636)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income (loss)        411,697          (19,402)         (39,690)         (66,359)         (12,350)         (68,106)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               5,323,324        5,608,234          941,503          988,833          670,144          390,980
  Cost of investments sold          5,460,886        5,608,234          883,921          856,809          714,396          345,408
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                 (137,562)               -           57,582          132,024          (44,252)          45,572

Realized gain distributions           587,110                -                -          263,354                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          449,548                -           57,582          395,378          (44,252)          45,572

Change in unrealized gains
  (losses)                           (219,258)               -          678,870          387,191          491,219        1,147,002
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
   (losses) on investments            230,290                -          736,452          782,569          446,967        1,192,574
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       641,987  $       (19,402) $       696,762  $       716,210  $       434,617  $     1,124,468
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                    Janus           Janus            Janus           Janus            Janus            Janus
                                Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series    Aspen Series
                                 Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Capital         Flexible                                           Worldwide
                                  Balanced   Appreciation (a)(o)    Income           Growth        Mid Cap Growth      Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $     1,609,904  $        13,410  $     1,606,344  $        62,258  $             -  $       503,297
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk         (954,627)         (49,875)        (379,022)        (588,312)        (376,215)        (663,547)
  Administrative expense              (85,539)          (3,436)         (32,340)         (56,342)         (35,485)         (64,591)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            569,738          (39,901)       1,194,982         (582,396)        (411,700)        (224,841)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales              15,695,686          814,666        8,133,174       13,177,243        6,514,602       13,884,085
  Cost of investments sold         15,359,704          814,344        7,962,565       17,022,234        9,910,898       16,679,426
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                  335,982              322          170,609       (3,844,991)      (3,396,296)      (2,795,341)

Realized gain distributions                 -                -          220,020                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          335,982              322          390,629       (3,844,991)      (3,396,296)      (2,795,341)

Change in unrealized gains
  (losses)                          3,893,554          717,790         (909,918)       5,412,519        9,002,542        4,436,254
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments         4,229,536          718,112         (519,289)       1,567,528        5,606,246        1,640,913
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     4,799,274  $       678,211  $       675,693  $       985,132  $     5,194,546  $     1,416,072
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                   Janus            Janus            Janus            Janus            Janus            Janus
                               Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series
                                 (Service         (Service         (Service         (Service         (Service         (Service
                                  Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Capital                           Mid Cap       Risk-Managed       Worldwide
                                 Balanced       Appreciation     Foreign Stock        Value            Core            Growth
                                 (Service         (Service         (Service         (Service         (Service         (Service
                                Shares) (b)      Shares) (b)      Shares) (j)      Shares) (b)      Shares) (b)        Shares)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        44,352  $           208  $        21,090  $        17,246  $         4,113  $        25,540
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (11,885)          (4,444)         (92,813)         (15,621)          (6,976)         (38,924)
  Administrative expense                 (793)            (284)          (7,141)          (1,026)            (460)          (2,764)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                             31,674           (4,520)         (78,864)             599           (3,323)         (16,148)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                  75,009           40,256        2,352,349          115,676           44,205          783,305
  Cost of investments sold             73,836           38,485        2,100,026          110,676           42,530          729,583
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                    1,173            1,771          252,323            5,000            1,675           53,722

Realized gain distributions                 -                -                -                -          103,857                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains (losses)           1,173            1,771          252,323            5,000          105,532           53,722

Change in unrealized gains
  (losses)                            104,993           84,202          919,724          295,535           18,271           26,293
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           106,166           85,973        1,172,047          300,535          123,803           80,015
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       137,840  $        81,453  $     1,093,183  $       301,134  $       120,480  $        63,867
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(j) Previously known as International Value (Service Shares)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Lazard           Lazard
                                Retirement       Retirement      LSA Variable     LSA Variable     LSA Variable     LSA Variable
                               Series, Inc.     Series, Inc.     Series Trust     Series Trust     Series Trust     Series Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  Emerging      International   LSA Aggressive                          LSA
                                  Markets          Equity          Growth (k)     LSA Balanced (l) Basic Value (m) LSA Blue Chip (n)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        28,724  $        10,747  $             -  $        29,284  $             -  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (58,460)         (28,188)         (12,427)        (108,533)         (98,769)         (54,025)
  Administrative expense               (4,134)          (2,053)            (870)          (8,019)          (7,296)          (3,922)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (33,870)         (19,494)         (13,297)         (87,268)        (106,065)         (57,947)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 586,722          321,725        3,001,856       25,606,376       25,055,693       12,839,575
  Cost of investments sold            472,924          304,249        2,851,718       24,322,416       22,176,482       12,204,267
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                  113,798           17,476          150,138        1,283,960        2,879,211          635,308

Realized gain distributions                 -                -          184,747        1,071,759           25,474                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          113,798           17,476          334,885        2,355,719        2,904,685          635,308

Change in unrealized gains
  (losses)                          1,090,656          259,333         (279,582)      (2,090,807)      (2,607,781)        (903,419)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments         1,204,454          276,809           55,303          264,912          296,904         (268,111)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,170,584  $       257,315  $        42,006  $       177,644  $       190,839  $      (326,058)
                              ===============  ===============  ===============  ===============  ===============  ===============

(k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(l) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(n) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               LSA Variable     LSA Variable     LSA Variable     LSA Variable     LSA Variable     LSA Variable
                               Series Trust     Series Trust     Series Trust     Series Trust     Series Trust     Series Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                     LSA
                                LSA Capital         LSA           Diversified     LSA Emerging         LSA              LSA
                             Appreciation (o) Capital Growth (p)  Mid Cap (q)   Growth Equity (r) Equity Growth (s)Mid Cap Value (t)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $             -  $         1,075  $             -  $             -  $         5,339
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (20,976)         (32,915)         (50,017)         (51,361)         (48,295)         (74,552)
  Administrative expense               (1,474)          (2,340)          (3,630)          (3,684)          (3,428)          (5,668)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (22,450)         (35,255)         (52,572)         (55,045)         (51,723)         (74,881)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               5,089,820        7,351,321       12,146,942       12,677,234       10,795,030       18,760,107
  Cost of investments sold          4,556,013        7,252,119       11,627,442       12,639,586       10,401,827       17,626,054
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                  533,807           99,202          519,500           37,648          393,203        1,134,053

Realized gain distributions                 -                -          568,219                -                -          886,084
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          533,807           99,202        1,087,719           37,648          393,203        2,020,137

Change in unrealized gains
  (losses)                           (468,942)         (32,813)      (1,117,865)         584,756         (448,858)      (2,045,522)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments            64,865           66,389          (30,146)         622,404          (55,655)         (25,385)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        42,415  $        31,134  $       (82,718) $       567,359  $      (107,378) $      (100,266)
                              ===============  ===============  ===============  ===============  ===============  ===============

(o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
(p) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
    Growth
(q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(s) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth
(t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable
                               LSA Variable       Insurance        Insurance        Insurance        Insurance        Insurance
                               Series Trust         Trust            Trust            Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                    LSA         MFS Emerging     MFS Investors       MFS New                         MFS Total
                              Value Equity (u)     Growth            Trust          Discovery      MFS Research        Return
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        30,450  $             -  $        41,392  $             -  $        46,973  $       522,919
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (67,262)         (97,108)         (88,438)        (190,820)         (57,315)        (434,360)
  Administrative expense               (4,998)          (6,936)          (6,521)         (13,386)          (4,323)         (32,096)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (41,810)        (104,044)         (53,567)        (204,206)         (14,665)          56,463
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales              16,737,398        1,405,706        1,172,571        4,985,659        1,084,808        4,311,775
  Cost of investments sold         15,850,876        1,864,279        1,238,297        4,905,759        1,278,210        3,980,339
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                  886,522         (458,573)         (65,726)          79,900         (193,402)         331,436

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          886,522         (458,573)         (65,726)          79,900         (193,402)         331,436

Change in unrealized gains
  (losses)                           (979,908)       1,279,635          721,503          606,818          775,681        2,702,496
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           (93,386)         821,062          655,777          686,718          582,279        3,033,932
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $      (135,196) $       717,018  $       602,210  $       482,512  $       567,614  $     3,090,395
                              ===============  ===============  ===============  ===============  ===============  ===============

(u) On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Trust            Trust            Trust            Trust            Trust            Trust
                                 (Service         (Service         (Service         (Service         (Service         (Service
                                  Class)           Class)           Class)           Class)           Class)           Class)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 MFS High       MFS Investor     MFS Investors       MFS New         MFS Total
                                  Income        Growth Stock         Trust          Discovery         Return        MFS Utilities
                                 (Service         (Service         (Service         (Service         (Service         (Service
                                Class) (b)       Class) (b)       Class) (b)         Class)         Class) (b)         Class)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        16,622  $             -  $           200  $             -  $         3,342  $        44,125
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (21,543)          (2,287)          (4,027)         (77,884)         (30,408)         (48,568)
  Administrative expense               (1,429)            (158)            (264)          (5,651)          (2,018)          (3,467)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                             (6,350)          (2,445)          (4,091)         (83,535)         (29,084)          (7,910)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 203,621           49,615           50,394        1,177,351          498,258          619,201
  Cost of investments sold            207,218           47,822           49,764        1,118,896          488,815          513,840
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                   (3,597)           1,793              630           58,455            9,443          105,361

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                           (3,597)           1,793              630           58,455            9,443          105,361

Change in unrealized gains
  (losses)                            190,414           47,550           73,843          389,165          412,534          855,083
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           186,817           49,343           74,473          447,620          421,977          960,444
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       180,467  $        46,898  $        70,382  $       364,085  $       392,893  $       952,534
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                MFS Variable      Oppenheimer      Oppenheimer       Panorama
                                  Insurance        Variable         Variable          Series       PIMCO Advisors   PIMCO Advisors
                                    Trust        Account Funds    Account Funds     Fund, Inc.        Variable         Variable
                                  (Service      (Service Class   (Service Class   (Service Class      Insurance        Insurance
                                   Class)           ("SC"))          ("SC"))          ("SC"))           Trust            Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  Oppenheimer      Oppenheimer
                                  MFS Value         Global         Main Street      Oppenheimer
                                  (Service        Securities        Small Cap      International      NJF Small          OpCap
                                 Class) (b)        (SC) (b)        Growth (SC)      Growth (SC)     Cap Value (b)   Balanced (a) (l)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $           374  $            90  $             -  $        26,293  $        23,346  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (6,860)         (24,203)        (348,421)         (28,617)          (7,991)        (245,804)
  Administrative expense                 (463)          (1,542)         (25,420)          (2,411)            (526)         (17,913)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                             (6,949)         (25,655)        (373,841)          (4,735)          14,829         (263,717)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                  96,467          459,642        5,704,507          828,244           36,621        3,863,243
  Cost of investments sold             96,857          449,670        5,086,931          756,846           34,810        3,785,003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                     (390)           9,972          617,576           71,398            1,811           78,240

Realized gain distributions             1,361                -                -                -           24,147                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                              971            9,972          617,576           71,398           25,958           78,240

Change in unrealized gains
  (losses)                            130,280          654,495        4,181,769          236,437          135,404        2,236,703
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           131,251          664,467        4,799,345          307,835          161,362        2,314,943
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       124,302  $       638,812  $     4,425,504  $       303,100  $       176,191  $     2,051,226
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) For period beginning February 2, 2004 and ended December 31, 2004
(l) On April 30, 2004, LSA Balanced merged into OpCap Balanced

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              PIMCO Advisors   PIMCO Advisors   PIMCO Advisors   PIMCO Advisors
                                 Variable         Variable         Variable         Variable      PIMCO Variable   PIMCO Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Trust            Trust            Trust            Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                      PEA
                                                    OpCap             PEA          Science and
                               OpCap Equity       Small Cap     Renaissance (b)    Technology      Foreign Bond     Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        48,650  $         8,761  $             -  $             -  $       325,600  $       271,063
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (77,527)        (287,660)         (18,316)        (171,520)        (213,866)        (417,503)
  Administrative expense               (5,698)         (21,403)          (1,233)         (11,846)         (17,249)         (29,755)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (34,575)        (300,302)         (19,549)        (183,366)          94,485         (176,195)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 496,230        6,018,035          128,737       14,415,860        5,470,427       25,228,259
  Cost of investments sold            464,160        5,457,911          122,217       14,650,321        5,498,709       25,228,259
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                   32,070          560,124            6,520         (234,461)         (28,282)               -

Realized gain distributions                 -                -          156,314                -          398,006                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                           32,070          560,124          162,834         (234,461)         369,724                -

Change in unrealized gains
  (losses)                            589,786        2,741,616          265,647       (1,123,843)         196,266                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           621,856        3,301,740          428,481       (1,358,304)         565,990                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       587,281  $     3,001,438  $       408,932  $    (1,541,670) $       660,475  $      (176,195)
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              PIMCO Variable   PIMCO Variable   PIMCO Variable
                                 Insurance        Insurance        Insurance         Putnam           Putnam            Rydex
                                   Trust            Trust            Trust       Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                   StocksPLUS                           VT
                                                                   Growth and                      International
                                   PIMCO            PIMCO           Income                          Growth and
                                Real Return     Total Return       Portfolio      VT High Yield       Income          Rydex OTC
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        58,248  $     1,665,752  $       134,369  $       659,368  $        56,020  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (73,864)      (1,208,073)        (106,871)        (122,830)         (63,302)         (46,841)
  Administrative expense               (4,842)         (91,706)          (7,747)          (8,720)          (4,940)          (3,215)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (20,458)         365,973           19,751          527,818          (12,222)         (50,056)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 662,827       19,630,198        1,314,040        1,699,279        1,779,500        1,150,623
  Cost of investments sold            645,274       19,297,840        1,242,111        1,651,479        1,508,986        1,003,109
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                   17,553          332,358           71,929           47,800          270,514          147,514

Realized gain distributions           334,044        1,409,440                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          351,597        1,741,798           71,929           47,800          270,514          147,514

Change in unrealized gains
  (losses)                            104,387          822,944          575,828          197,748          615,310          173,060
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
   (losses) on investments            455,984        2,564,742          647,757          245,548          885,824          320,574
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       435,526  $     2,930,715  $       667,508  $       773,366  $       873,602  $       270,518
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                    Salomon          Salomon          Salomon
                                                  Salomon          Salomon          Brothers         Brothers         Brothers
                                                  Brothers         Brothers         Variable         Variable         Variable
                                                  Variable         Variable          Series           Series           Series
                                   Rydex           Series           Series         Funds Inc.       Funds Inc.       Funds Inc.
                              Variable Trust     Funds Inc.       Funds Inc.       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                                       Variable
                               Rydex Sector                        Variable         All Cap         High Yield        Investors
                                 Rotation     Investors (a) (u)    All Cap       (Class II) (b)    (Class II) (b)   (Class II) (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $       211,783  $        64,185  $         1,436  $       397,878  $         9,506
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (4,805)        (143,876)        (164,480)          (4,449)         (30,796)          (4,816)
  Administrative expense                 (312)         (10,548)         (11,713)            (286)          (2,039)            (325)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                             (5,117)          57,359         (112,008)          (3,299)         365,043            4,365
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 105,671        3,662,815        2,099,963           34,725          240,818           12,900
  Cost of investments sold            100,528        3,562,885        1,846,824           33,884          233,788           12,614
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                    5,143           99,930          253,139              841            7,030              286

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                            5,143           99,930          253,139              841            7,030              286

Change in unrealized gains
  (losses)                             62,459        1,201,385          592,691           44,480          (47,546)          61,553
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments            67,602        1,301,315          845,830           45,321          (40,516)          61,839
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        62,485  $     1,358,674  $       733,822  $        42,022  $       324,527  $        66,204
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) For period beginning February 2, 2004 and ended December 31, 2004
(u) On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Scudder          Scudder          Scudder
                                 Variable         Variable         Variable
                                 Insurance        Insurance        Insurance         Scudder          Scudder          Scudder
                                   Trust            Trust            Trust          Variable         Variable         Variable
                                 (Class B)        (Class B)        (Class B)        Series I         Series I         Series I
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   EAFE          Equity 500        Small Cap
                               Equity Index         Index            Index                                             Global
                                 (Class B)        (Class B)        (Class B)        Balanced           Bond           Discovery
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         5,664  $        24,077  $         2,200  $       347,259  $       846,300  $        21,395
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (3,920)         (41,283)         (16,448)        (254,004)        (278,398)        (116,270)
  Administrative expense                 (267)          (2,842)          (1,119)         (23,921)         (23,267)          (8,434)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                              1,477          (20,048)         (15,367)          69,334          544,635         (103,309)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 113,281          199,427          583,754        3,521,297        7,971,724        2,872,323
  Cost of investments sold            109,142          195,863          561,988        3,821,957        7,791,720        2,474,713
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                    4,139            3,564           21,766         (300,660)         180,004          397,610

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                            4,139            3,564           21,766         (300,660)         180,004          397,610

Change in unrealized gains
  (losses)                             39,273          263,361          145,661        1,161,882           48,047        1,391,109
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
   (losses) on investments             43,412          266,925          167,427          861,222          228,051        1,788,719
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        44,889  $       246,877  $       152,060  $       930,556  $       772,686  $     1,685,410
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Scudder          Scudder                                                             Strong
                                 Variable         Variable        STI Classic      STI Classic      STI Classic      Opportunity
                                 Series I         Series I      Variable Trust   Variable Trust   Variable Trust   Funds II, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                      STI
                                Growth and                        STI Capital     International      STI Value       Opportunity
                                  Income        International     Appreciation       Equity        Income Stock        Fund II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        31,517  $        47,574  $         4,245  $         1,400  $        53,121  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (53,265)         (50,812)         (29,039)          (1,022)         (41,457)        (253,436)
  Administrative expense               (3,923)          (3,601)          (2,083)             (83)          (2,945)         (18,169)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (25,671)          (6,839)         (26,877)             295            8,719         (271,605)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 932,930          889,941          343,257           15,852          902,330        3,845,437
  Cost of investments sold            950,102          873,495          337,344           13,616          852,586        3,574,365
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                  (17,172)          16,446            5,913            2,236           49,744          271,072

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          (17,172)          16,446            5,913            2,236           49,744          271,072

Change in unrealized gains
  (losses)                            351,132          500,225          131,254           11,720          374,456        2,817,397
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
   (losses) on investments            333,960          516,671          137,167           13,956          424,200        3,088,469
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       308,289  $       509,832  $       110,290  $        14,251  $       432,919  $     2,816,864
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Strong
                                 Variable       T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price
                                 Insurance         Equity           Equity           Equity           Equity           Equity
                                Funds, Inc.     Series, Inc.     Series, Inc.     Series, Inc.   Series, Inc. - II Series, Inc. - II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                  T. Rowe Price    T. Rowe Price    T. Rowe Price
                                  Mid Cap       T. Rowe Price    T. Rowe Price     New America       Blue Chip         Equity
                              Growth Fund II    Equity Income   Mid-Cap Growth       Growth        Growth II (b)    Income II (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $       567,224  $             -  $         2,224  $        13,637  $        80,157
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk         (100,864)        (484,828)        (418,935)         (53,038)         (15,966)         (54,437)
  Administrative expense               (7,378)         (34,881)         (30,290)          (3,900)          (1,051)          (3,604)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                           (108,242)          47,515         (449,225)         (54,714)          (3,380)          22,116
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               2,728,605        5,531,888        5,214,113        1,318,933          111,656          273,375
  Cost of investments sold          3,223,146        5,024,110        4,404,942        1,250,506          106,649          268,643
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                 (494,541)         507,778          809,171           68,427            5,007            4,732

Realized gain distributions                 -          848,447                -                -                -          199,544
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                         (494,541)       1,356,225          809,171           68,427            5,007          204,276

Change in unrealized gains
  (losses)                          1,877,007        3,136,787        4,231,282          318,932          203,591          691,287
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments         1,382,466        4,493,012        5,040,453          387,359          208,598          895,563
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,274,224  $     4,540,527  $     4,591,228  $       332,645  $       205,218  $       917,679
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    The Universal
                               T. Rowe Price    The Universal    The Universal    The Universal    The Universal    Institutional
                               International    Institutional    Institutional    Institutional    Institutional     Funds, Inc.
                               Series, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                               T. Rowe Price   Van Kampen UIF                                      Van Kampen UIF   Van Kampen UIF
                               International    Equity Growth     Van Kampen     Van Kampen UIF    U.S. Mid Cap     Equity Growth
                                   Stock       (a) (n) (p) (s)  UIF High Yield   Mid Cap Growth  Value (q) (t) (v) (Class II) (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        75,434  $        51,418  $       433,063  $             -  $         8,953  $           224
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (82,409)        (278,738)        (100,828)         (82,650)        (381,677)          (4,774)
  Administrative expense               (6,054)         (19,901)          (7,236)          (6,036)         (28,144)            (311)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (13,029)        (247,221)         324,999          (88,686)        (400,868)          (4,861)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               1,248,255        3,599,529        1,320,482        1,076,212        5,841,696           33,919
  Cost of investments sold          1,194,239        3,579,780        1,274,214        1,092,047        5,721,580           32,521
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                   54,016           19,749           46,268          (15,835)         120,116            1,398

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                           54,016           19,749           46,268          (15,835)         120,116            1,398

Change in unrealized gains
  (losses)                            687,939        2,412,828          204,769        1,233,864        5,032,348           79,990
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           741,955        2,432,577          251,037        1,218,029        5,152,464           81,388
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       728,926  $     2,185,356  $       576,036  $     1,129,343  $     4,751,596  $        76,527
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) For period beginning February 2, 2004 and ended December 31, 2004
(n) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(p) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
    Growth
(q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(s) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth
(t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(v) Previously known as Van Kampen UIF Mid Cap Core

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Van Kampen       Van Kampen
                               The Universal         Van              Van              Van             Life             Life
                               Institutional    Eck Worldwide    Eck Worldwide    Eck Worldwide     Investment       Investment
                                Funds, Inc.       Insurance        Insurance        Insurance          Trust            Trust
                                (Class II)          Trust            Trust            Trust         (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                Van Kampen         Van Eck          Van Eck                        LIT Aggressive
                                 UIF U.S.         Worldwide        Worldwide        Van Eck           Growth
                                Real Estate       Absolute          Emerging        Worldwide       (Class II)     LIT Government
                                (Class II)       Return (b)        Markets (b)   Hard Assets (b)   (b) (k) (r)     (Class II) (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        55,843  $             -  $             -  $             -  $             -  $            69
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (69,960)          (4,793)          (2,736)          (3,951)         (89,346)         (16,804)
  Administrative expense               (4,603)            (324)            (177)            (263)          (6,538)          (1,124)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (18,720)          (5,117)          (2,913)          (4,214)         (95,884)         (17,859)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               1,735,968           25,944           30,981           94,092        5,108,173          195,739
  Cost of investments sold          1,594,836           25,980           27,412           87,379        5,039,683          193,904
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                  141,132              (36)           3,569            6,713           68,490            1,835

Realized gain distributions            65,819                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          206,951              (36)           3,569            6,713           68,490            1,835

Change in unrealized gains
  (losses)                          1,835,935            2,297           94,606           80,511        1,068,636           54,314
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments         2,042,886            2,261           98,175           87,224        1,137,126           56,149
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     2,024,166  $        (2,856) $        95,262  $        83,010  $     1,041,242  $        38,290
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------

                                                         Van Kampen
                                                            Life
                                                         Investment
                                                            Trust
                                                         (Class II)
                                                         Sub-Account
                                                    --------------------

                                                       LIT Growth and
                                                           Income
                                                         (Class II)
                                                    --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $            168,519
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                                    (389,729)
  Administrative expense                                         (28,600)
                                                    --------------------

  Net investment income (loss)                                  (249,810)
                                                    --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                                          3,714,095
  Cost of investments sold                                     3,337,692
                                                    --------------------

    Realized gains (losses)
      on fund shares                                             376,403

Realized gain distributions                                            -
                                                    --------------------

  Net realized gains (losses)                                    376,403

Change in unrealized gains (losses)                            3,756,358
                                                    --------------------

  Net realized and unrealized
    gains (losses) on investments                              4,132,761
                                                    --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                   $          3,882,951
                                                    ====================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable                      AIM Variable                 AIM Variable Insurance
                                      Insurance Funds                   Insurance Funds                   Funds Series II
                                        Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                    AIM V. I. Basic Value          AIM V. I. Dent Demographics       AIM V. I. Basic Value II
                              --------------------------------  --------------------------------  --------------------------------
                               2004 (a) (m)        2003 (a)           2004             2003           2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (260,094) $             -  $       (22,257) $       (15,582) $       (37,702) $             -
Net realized gains (losses)          (209,167)               -           33,212            3,444            2,105                -
Change in unrealized gains
  (losses)                          2,164,649                -           67,033          309,524          493,277                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            1,695,388                -           77,988          297,386          457,680                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,137,016                -          134,026          191,779        5,018,638                -
Benefit payments                     (161,388)               -                -                -          (12,296)               -
Payments on termination            (1,431,521)               -         (107,565)         (77,412)        (135,155)               -
Loans - net                                 -                -                -                -                -                -
Contract maintenance charge            (5,932)               -                -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net              25,184,410                -           38,270          176,289        1,011,039                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     24,722,585                -           64,731          290,656        5,882,226                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           26,417,973                -          142,719          588,042        6,339,906                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -        1,267,075          679,033                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    26,417,973  $             -  $     1,409,794  $     1,267,075  $     6,339,906  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -          143,697          104,196                -                -
      Units issued                  3,191,908                -           40,235           72,767          632,233                -
      Units redeemed                 (746,376)               -          (33,831)         (33,266)         (40,820)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       2,445,532                -          150,101          143,697          591,413                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) For period beginning February 2, 2004 and ended December 31, 2004
(m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                       Funds Series II                  Funds Series II                   Funds Series II
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                      AIM V. I. Capital                 AIM V. I. Dent                       AIM V. I.
                                       Appreciation II                  Demographics II                Mid Cap Core Equity II
                              --------------------------------  --------------------------------  --------------------------------
                                  2004 (b)         2003 (b)         2004 (b)        2003 (b)          2004 (b)        2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (4,764) $             -  $        (1,843) $             -  $       (26,004) $             -
Net realized gains (losses)               568                -               28                -          212,522                -
Change in unrealized gains
  (losses)                             63,332                -           20,677                -          133,352                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations               59,136                -           18,862                -          319,870                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              877,719                -          235,964                -        4,148,151                -
Benefit payments                            -                -             (160)               -          (10,670)               -
Payments on termination                (2,762)               -           (1,470)               -          (31,943)               -
Loans - net                                 -                -                -                -                -                -
Contract maintenance charge                 -                -                -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 253,650                -           66,016                -          977,307                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      1,128,607                -          300,350                -        5,082,845                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,187,743                -          319,212                -        5,402,715                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,187,743  $             -  $       319,212  $             -  $     5,402,715  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -                -                -                -                -
      Units issued                    118,617                -           33,133                -          511,527                -
      Units redeemed                   (3,046)               -           (2,065)               -          (18,768)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         115,571                -           31,068                -          492,759                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                  AIM Variable Insurance
                                      Funds Series II               The Alger American Fund           The Alger American Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         AIM V. I.                                                             Alger
                                     Premier Equity II                  Alger Growth (c)                 Income & Growth (d)
                              --------------------------------  --------------------------------  --------------------------------
                                  2004 (b)         2003 (b)           2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (1,337) $             -  $      (323,112) $      (248,591) $      (224,450) $      (242,194)
Net realized gains (losses)                23                -       (1,627,035)      (3,317,291)        (931,390)      (3,698,895)
Change in unrealized gains
  (losses)                             37,738                -        2,760,405        8,691,282        2,675,188        9,464,821
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations               36,424                -          810,258        5,125,400        1,519,348        5,523,732
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              625,897                -        2,469,298        3,099,612        1,500,844        2,228,655
Benefit payments                            -                -         (257,943)        (171,981)        (314,800)        (239,997)
Payments on termination                (3,263)               -       (2,046,592)      (1,842,819)      (2,949,702)      (2,032,068)
Loans - net                                 -                -             (719)            (880)            (817)            (618)
Contract maintenance charge                 -                -          (15,739)         (14,685)         (14,274)         (13,343)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 101,777                -       (1,212,930)       1,513,150       (1,420,030)         450,642
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        724,411                -       (1,064,625)       2,582,397       (3,198,779)         393,271
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              760,835                -         (254,367)       7,707,797       (1,679,431)       5,917,003

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -       23,000,541       15,292,744       26,120,750       20,203,747
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       760,835  $             -  $    22,746,174  $    23,000,541  $    24,441,319  $    26,120,750
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -        2,416,249        2,014,754        2,447,349        2,331,350
      Units issued                     76,081                -          666,132        1,165,834          440,589        1,432,715
      Units redeemed                   (1,863)               -         (693,645)        (764,339)        (674,218)      (1,316,716)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          74,218                -        2,388,736        2,416,249        2,213,720        2,447,349
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(c) Previously known as Growth
(d) Previously known as Income and Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                  The Alger American Fund           The Alger American Fund           The Alger American Fund
                                        Sub-Account                       Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                           Alger                             Alger                             Alger
                                    Leveraged AllCap (e)                MidCap Growth (f)             Small Capitalization (g)
                              --------------------------------  --------------------------------  --------------------------------
                                    2004             2003            2004             2003              2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (268,313) $      (225,177) $      (505,485) $      (300,759) $      (193,197) $      (129,415)
Net realized gains (losses)          (628,894)      (3,278,270)         257,523       (1,802,633)         577,443         (326,475)
Change in unrealized gains
  (losses)                          2,000,419        7,891,350        3,820,439        9,799,004        1,456,383        3,524,657
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            1,103,212        4,387,903        3,572,477        7,695,612        1,840,629        3,068,767
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,330,460        2,807,140        5,684,333        6,471,725        1,335,484        1,725,892
Benefit payments                     (187,107)        (120,801)        (426,101)        (174,807)         (33,055)         (85,688)
Payments on termination            (1,391,381)      (1,108,899)      (3,060,230)      (1,934,104)      (1,145,119)        (930,321)
Loans - net                              (776)            (726)            (703)            (572)            (745)            (610)
Contract maintenance charge           (17,891)         (17,860)         (22,831)         (15,896)          (8,257)          (6,865)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              (1,207,974)        (534,738)      (1,408,632)       4,292,166          (42,783)       2,403,586
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                       (474,669)       1,024,116          765,836        8,638,512          105,525        3,105,994
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              628,543        5,412,019        4,338,313       16,334,124        1,946,154        6,174,761

NET ASSETS AT BEGINNING OF
  PERIOD                           18,048,803       12,636,784       31,408,156       15,074,032       12,924,725        6,749,964
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    18,677,346  $    18,048,803  $    35,746,469  $    31,408,156  $    14,870,879  $    12,924,725
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,850,004        1,543,268        2,483,742        1,574,822        1,739,215        1,232,096
      Units issued                    516,445        3,830,562        1,307,298        1,931,479        1,114,874        2,312,877
      Units redeemed                 (435,578)      (3,523,826)      (1,157,047)      (1,022,559)      (1,065,616)      (1,805,758)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,930,871        1,850,004        2,633,993        2,483,742        1,788,473        1,739,215
                              ===============  ===============  ===============  ===============  ===============  ===============

(e) Previously known as Leveraged AllCap
(f) Previously known as MidCap Growth
(g) Previously known as Small Capitalization

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         The Alger                         The Alger                         The Alger
                                 American Fund (Series - S)        American Fund (Series - S)        American Fund (Series - S)
                                         Sub-Account                      Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                           Alger                        Alger Leveraged                     Alger MidCap
                                   Growth (Series - S) (h)            AllCap (Series - S)                Growth (Series - S)
                              --------------------------------  --------------------------------  --------------------------------
                                    2004           2003 (w)         2004 (b)         2003 (b)         2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (80,049) $        (4,390) $        (4,560) $             -  $       (21,504) $             -
Net realized gains (losses)            (7,165)           5,604           (8,096)               -           10,566                -
Change in unrealized gains
  (losses)                            523,814           92,255           68,238                -          465,394                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              436,600           93,469           55,582                -          454,456                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            4,726,916        1,037,551          743,900                -        3,232,195                -
Benefit payments                      (22,255)               -                -                -          (37,297)               -
Payments on termination              (242,415)          (3,664)          (1,944)               -           (9,237)               -
Loans - net                                 -                -                -                -                -                -
Contract maintenance charge              (506)              (7)               -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net               2,698,576          571,926           91,170                -          761,140                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      7,160,316        1,605,806          833,126                -        3,946,801                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            7,596,916        1,699,275          888,708                -        4,401,257                -

NET ASSETS AT BEGINNING OF
  PERIOD                            1,699,275                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     9,296,191  $     1,699,275  $       888,708  $             -  $     4,401,257  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               137,614                -                -                -                -                -
      Units issued                    759,930          146,787           94,056                -          438,481                -
      Units redeemed                  (90,508)          (9,173)          (6,887)               -          (23,274)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         807,036          137,614           87,169                -          415,207                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(h) Previously known as Growth (Series -S)
(w) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Federated                         Federated                         Federated
                                      Insurance Series                 Insurance Series                  Insurance Series
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         Federated                  Federated Fund for U.S.                 Federated
                                  Capital Income Fund II           Government Securities II           High Income Bond Fund II
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       275,245  $       419,295  $     1,628,813  $     2,073,988  $     1,698,157  $     1,261,834
Net realized gains (losses)          (732,115)      (1,561,979)         330,393        1,179,799          204,415          (57,831)
Change in unrealized gains
  (losses)                          1,210,252        2,567,228         (900,363)      (2,537,562)         740,942        3,176,305
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              753,382        1,424,544        1,058,843          716,225        2,643,514        4,380,308
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              601,014          810,020        3,690,226       10,370,941        5,141,488        6,267,206
Benefit payments                     (219,508)        (120,094)        (341,071)        (893,269)        (350,436)        (317,005)
Payments on termination            (1,257,914)      (1,190,561)      (9,027,110)     (11,492,745)      (4,695,913)      (5,514,988)
Loans - net                               (48)             (46)            (384)          (1,302)            (479)            (409)
Contract maintenance charge            (5,472)          (5,516)         (27,861)         (32,763)         (13,715)         (10,092)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 178,491         (515,413)      (7,908,718)     (24,064,531)       2,627,989        5,694,502
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                       (703,437)      (1,021,610)     (13,614,918)     (26,113,669)       2,708,934        6,119,214
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                               49,945          402,934      (12,556,075)     (25,397,444)       5,352,448       10,499,522

NET ASSETS AT BEGINNING OF
  PERIOD                            9,112,619        8,709,685       57,279,003       82,676,447       27,543,636       17,044,114
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     9,162,564  $     9,112,619  $    44,722,928  $    57,279,003  $    32,896,084  $    27,543,636
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,008,076        1,106,859        4,332,653        6,221,063        2,278,456        1,595,207
      Units issued                    281,162          326,061          835,594        3,407,575        1,286,044        6,150,563
      Units redeemed                 (334,349)        (424,844)      (1,818,680)      (5,295,985)        (992,563)      (5,467,314)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         954,889        1,008,076        3,349,567        4,332,653        2,571,937        2,278,456
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Fidelity Variable                Fidelity Variable                 Fidelity Variable
                                   Insurance Products Fund          Insurance Products Fund           Insurance Products Fund
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                        VIP Asset
                                     Manager Growth (i)                 VIP Contrafund                   VIP Equity-Income
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       240,651  $       371,784  $      (838,738) $      (527,697) $       104,777  $       265,059
Net realized gains (losses)          (159,811)        (714,040)         882,074       (1,264,220)       1,488,661       (2,482,111)
Change in unrealized gains
  (losses)                            662,552        2,795,647        9,880,051       15,073,858        5,956,052       18,318,761
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              743,392        2,453,391        9,923,387       13,281,941        7,549,490       16,101,709
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,524,907        1,907,051        6,588,538        9,891,095        4,247,090        5,197,937
Benefit payments                     (199,777)        (201,865)        (776,240)        (337,804)        (732,634)        (728,590)
Payments on termination            (1,924,033)      (2,866,019)      (8,309,371)      (5,640,364)     (12,235,242)      (8,526,193)
Loans - net                              (385)            (458)          (1,289)          (1,595)          (2,351)          (2,496)
Contract maintenance charge           (10,276)          (9,694)         (45,665)         (36,767)         (43,823)         (39,474)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 959,556          836,678        5,818,674        4,577,725        2,669,429        4,454,946
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        349,992         (334,307)       3,274,647        8,452,290       (6,097,531)         356,130
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,093,384        2,119,084       13,198,034       21,734,231        1,451,959       16,457,839

NET ASSETS AT BEGINNING OF
  PERIOD                           18,162,988       16,043,904       69,173,335       47,439,104       76,823,948       60,366,109
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    19,256,372  $    18,162,988  $    82,371,369  $    69,173,335  $    78,275,907  $    76,823,948
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,377,770        1,364,536        5,121,753        4,103,417        4,757,340        4,571,333
      Units issued                    365,072          413,661        1,497,772        2,041,686        1,319,724        1,721,392
      Units redeemed                 (287,665)        (400,427)      (1,056,608)      (1,023,350)      (1,468,079)      (1,535,385)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,455,177        1,377,770        5,562,917        5,121,753        4,608,985        4,757,340
                              ===============  ===============  ===============  ===============  ===============  ===============

(i) Previously known as VIP Asset Manager

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Fidelity Variable                Fidelity Variable                 Fidelity Variable
                                   Insurance Products Fund          Insurance Products Fund           Insurance Products Fund
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                        VIP Growth                       VIP Index 500                   VIP Money Market
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (610,304) $      (486,356) $      (115,448) $        (1,726) $      (134,673) $      (334,463)
Net realized gains (losses)        (2,387,419)      (6,675,648)        (277,113)      (3,979,967)               -                -
Change in unrealized gains
  (losses)                          3,697,336       18,801,966        6,564,762       17,284,931                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              699,613       11,639,962        6,172,201       13,303,238         (134,673)        (334,463)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            5,377,957        5,118,961        8,250,387       12,264,539        8,651,931       32,742,496
Benefit payments                     (309,665)        (410,600)        (478,662)        (606,650)      (2,996,537)        (691,179)
Payments on termination            (7,490,770)      (6,348,265)      (7,487,672)      (5,832,369)     (24,292,922)     (63,270,252)
Loans - net                            (1,754)          (1,875)          (1,296)          (1,475)          (2,581)          (2,833)
Contract maintenance charge           (40,628)         (39,921)         (45,365)         (37,851)         (30,768)         (39,726)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                (657,641)         425,365        1,048,989          476,081        1,319,246       (8,920,075)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     (3,122,501)      (1,256,335)       1,286,381        6,262,275      (17,351,631)     (40,181,569)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           (2,422,888)      10,383,627        7,458,582       19,565,513      (17,486,304)     (40,516,032)

NET ASSETS AT BEGINNING OF
  PERIOD                           53,359,730       42,976,103       68,653,738       49,088,225       66,353,706      106,869,738
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    50,936,842  $    53,359,730  $    76,112,320  $    68,653,738  $    48,867,402  $    66,353,706
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             4,208,919        3,992,254        7,054,197        6,156,362        5,698,473        8,987,743
      Units issued                  1,323,970        1,727,224        3,134,180        4,755,218        5,082,169       26,017,056
      Units redeemed               (1,179,812)      (1,510,559)      (2,856,803)      (3,857,383)      (6,528,659)     (29,306,326)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       4,353,077        4,208,919        7,331,574        7,054,197        4,251,983        5,698,473
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                            Fidelity                          Fidelity
                                      Fidelity Variable                Variable Insurance                Variable Insurance
                                   Insurance Products Fund       Products Fund (Service Class 2)   Products Fund (Service Class 2)
                                         Sub-Account                      Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                    VIP Asset Manager Growth               VIP Contrafund
                                       VIP Overseas                     (Service Class 2)                 (Service Class 2)
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003            2004 (b)        2003 (b)         2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (76,129) $       (65,577) $       (12,219) $             -  $       (24,756) $             -
Net realized gains (losses)            51,742         (631,187)          (5,906)               -            8,345                -
Change in unrealized gains
  (losses)                          1,946,498        4,518,606          100,248                -          418,453                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            1,922,111        3,821,842           82,123                -          402,042                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,289,109        1,897,106        1,970,524                -        4,190,685                -
Benefit payments                     (183,988)         (71,395)               -                -             (621)               -
Payments on termination            (2,037,307)      (1,617,479)          (4,152)               -         (120,661)               -
Loans - net                              (425)            (366)               -                -                -                -
Contract maintenance charge            (9,488)          (6,872)               -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net               2,793,958        1,522,141          707,558                -        1,318,071                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assetsfrom contract
  transactions                      2,851,859        1,723,135        2,673,930                -        5,387,474                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            4,773,970        5,544,977        2,756,053                -        5,789,516                -

NET ASSETS AT BEGINNING OF
  PERIOD                           14,774,648        9,229,671                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    19,548,618  $    14,774,648  $     2,756,053  $             -  $     5,789,516  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,354,550        1,097,589                -                -                -                -
      Units issued                    761,225        3,765,754          287,336                -          527,528                -
      Units redeemed                 (429,673)      (3,508,793)         (16,943)               -          (17,927)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,686,102        1,354,550          270,393                -          509,601                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Fidelity                          Fidelity                          Fidelity
                                     Variable Insurance               Variable Insurance                 Variable Insurance
                               Products Fund (Service Class 2)  Products Fund (Service Class 2)   Products Fund (Service Class 2)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                      VIP Equity-Income                    VIP Growth                      VIP Index 500
                                      (Service Class 2)                 (Service Class 2)                (Service Class 2)
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003             2004            2003 (w)         2004 (b)        2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (76,396) $        (7,297) $      (134,655) $       (10,708) $       (55,464) $             -
Net realized gains (losses)           245,894          (17,620)         (17,883)           4,511            6,216                -
Change in unrealized gains
  (losses)                          1,320,743        1,246,563          528,633          207,500          793,718                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            1,490,241        1,221,646          376,095          201,303          744,470                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            9,130,042        1,295,915        6,908,597        1,866,175        9,679,538                -
Benefit payments                      (37,388)         (67,481)         (28,765)               -          (12,307)               -
Payments on termination              (676,672)        (409,976)        (407,809)         (27,063)        (180,805)               -
Loans - net                                 -              (36)             (32)               -                -                -
Contract maintenance charge                 -                -             (817)             (29)               -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net               2,827,082        1,520,824        4,588,323        1,744,691        2,099,758                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     11,243,064        2,339,246       11,059,497        3,583,774       11,586,184                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           12,733,305        3,560,892       11,435,592        3,785,077       12,330,654                -

NET ASSETS AT BEGINNING OF
  PERIOD                            6,825,043        3,264,151        3,785,077                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    19,558,348  $     6,825,043  $    15,220,669  $     3,785,077  $    12,330,654  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               678,853          415,756          304,040                -                -                -
      Units issued                  1,351,688          483,592        1,147,432          311,470        1,207,571                -
      Units redeemed                 (239,589)        (220,495)        (142,968)          (7,430)         (49,153)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,790,952          678,853        1,308,504          304,040        1,158,418                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004
(w)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Fidelity                         Fidelity                          Fidelity
                                     Variable Insurance               Variable Insurance                Variable Insurance
                               Products Fund (Service Class 2)   Products Fund (Service Class 2)   Products Fund (Service Class 2)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                  VIP Investment Grade Bond            VIP Money Market                     VIP Overseas
                                     (Service Class 2)                 (Service Class 2)                  (Service Class 2)
                              --------------------------------  --------------------------------  --------------------------------
                                   2004              2003           2004 (b)        2003 (b)            2004            2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       411,697  $       135,182  $       (19,402) $             -  $       (39,690) $        (8,436)
Net realized gains (losses)           449,548          170,977                -                -           57,582            1,344
Change in unrealized gains
  (losses)                           (219,258)         129,232                -                -          678,870          301,428
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              641,987          435,391          (19,402)               -          696,762          294,336
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                           10,911,190        6,677,745       17,265,217                -        3,560,301          563,766
Benefit payments                     (148,520)         (21,228)        (274,771)               -           (1,038)               -
Payments on termination            (2,292,251)      (1,237,386)        (710,880)               -         (152,866)         (31,633)
Loans - net                               (25)              (6)               -                -              (16)               -
Contract maintenance charge            (2,905)          (1,342)               -                -             (342)             (41)
Transfers among the
  sub-accounts and with the
  Fixed Account - net               4,922,032        4,999,179       (1,119,844)               -        1,789,017          763,629
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     13,389,521       10,416,962       15,159,722                -        5,195,056        1,295,721
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           14,031,508       10,852,353       15,140,320                -        5,891,818        1,590,057

NET ASSETS AT BEGINNING OF
  PERIOD                           18,453,548        7,601,195                -                -        1,811,624          221,567
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    32,485,056  $    18,453,548  $    15,140,320  $             -  $     7,703,442  $     1,811,624
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,646,847          698,089                -                -          172,165           29,830
      Units issued                  1,902,313        1,563,610        2,225,198                -          625,949          154,307
      Units redeemed                 (619,618)        (614,852)        (702,156)               -         (121,356)         (11,972)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       2,929,542        1,646,847        1,523,042                -          676,758          172,165
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Goldman Sachs Variable            Goldman Sachs Variable                J.P. Morgan
                                      Insurance Trust                   Insurance Trust                   Series Trust II
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                          VIT CORE                            VIT
                                      Small Cap Equity                International Equity                 Small Company
                              --------------------------------  --------------------------------  --------------------------------
                                    2004             2003            2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (66,359) $       (29,564) $       (12,350) $        83,775  $       (68,106) $       (43,275)
Net realized gains (losses)           395,378          120,823          (44,252)        (224,433)          45,572         (235,158)
Change in unrealized gains
  (losses)                            387,191          936,675          491,219          996,367        1,147,002        1,164,204
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              716,210        1,027,934          434,617          855,709        1,124,468          885,771
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              538,793          812,949          346,939          651,952          272,870          562,883
Benefit payments                      (22,885)          (3,306)         (10,729)         (18,005)         (18,123)         (34,380)
Payments on termination              (339,588)        (860,068)        (201,973)        (330,382)        (292,755)        (562,320)
Loans - net                                 -                -              (75)             (93)             (37)             (14)
Contract maintenance charge            (1,392)            (952)          (1,211)          (1,028)          (1,556)          (1,263)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 267,067        1,724,171          (24,708)         107,543          816,765          492,552
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        441,995        1,672,794          108,243          409,987          777,164          457,458
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,158,205        2,700,728          542,860        1,265,696        1,901,632        1,343,229

NET ASSETS AT BEGINNING OF
  PERIOD                            4,670,171        1,969,443        3,660,857        2,395,161        4,021,689        2,678,460
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     5,828,376  $     4,670,171  $     4,203,717  $     3,660,857  $     5,923,321  $     4,021,689
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               307,700          186,654          423,003          369,509          350,433          312,621
      Units issued                    103,937          207,544           97,462          145,294          105,401          136,610
      Units redeemed                  (76,568)         (86,498)         (85,873)         (91,800)         (43,827)         (98,798)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         335,069          307,700          434,592          423,003          412,007          350,433
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Janus Aspen Series              Janus Aspen Series                 Janus Aspen Series
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                          Balanced                    Capital Appreciation                Flexible Income
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003          2004 (a) (o)       2003 (a)          2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       569,738  $       598,868  $       (39,901) $             -  $     1,194,982  $     1,048,971
Net realized gains (losses)           335,982       (1,190,886)             322                -          390,629          640,511
Change in unrealized gains
  (losses)                          3,893,554        9,381,556          717,790                -         (909,918)        (201,378)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            4,799,274        8,789,538          678,211                -          675,693        1,488,104
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            3,017,731        6,075,698          256,554                -        2,366,284        7,285,402
Benefit payments                     (969,259)        (974,115)          (2,740)               -         (388,298)        (104,892)
Payments on termination            (8,414,228)      (8,209,483)        (154,330)               -       (3,602,328)      (6,110,326)
Loans - net                            (1,253)          (1,236)               -                -             (184)            (297)
Contract maintenance charge           (47,443)         (49,118)            (301)               -          (12,769)         (12,957)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              (2,477,697)      (5,193,095)       4,982,093                -       (1,480,105)      (3,007,507)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     (8,892,149)      (8,351,349)       5,081,276                -       (3,117,400)      (1,950,577)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           (4,092,875)         438,189        5,759,487                -       (2,441,707)        (462,473)

NET ASSETS AT BEGINNING OF
  PERIOD                           75,826,248       75,388,059                -                -       29,735,332       30,197,805
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    71,733,373  $    75,826,248  $     5,759,487  $             -  $    27,293,625  $    29,735,332
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             4,922,055        5,210,802                -                -        2,081,252        2,107,551
      Units issued                    765,151        1,600,413          591,390                -          486,312        1,732,945
      Units redeemed               (1,233,024)      (1,889,160)         (85,150)               -         (676,954)      (1,759,244)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       4,454,182        4,922,055          506,240                -        1,890,610        2,081,252
                              ===============  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(o)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Janus Aspen Series                Janus Aspen Series               Janus Aspen Series
                                         Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                           Growth                        Mid Cap Growth                   Worldwide Growth
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003              2004            2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (582,396) $      (644,553) $      (411,700) $      (380,809) $      (224,841) $      (171,970)
Net realized gains (losses)        (3,844,991)      (7,327,585)      (3,396,296)      (6,380,851)      (2,795,341)      (6,530,827)
Change in unrealized gains
  (losses)                          5,412,519       20,973,604        9,002,542       14,402,344        4,436,254       18,007,046
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              985,132       13,001,466        5,194,546        7,640,684        1,416,072       11,304,249
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,441,167        2,749,973        1,354,938        2,486,182        1,637,917        3,305,796
Benefit payments                     (661,509)        (457,270)        (356,181)        (195,996)        (623,840)        (493,529)
Payments on termination            (7,225,963)      (6,120,290)      (3,698,082)      (2,942,439)      (7,579,771)      (7,607,728)
Loans - net                            (1,582)          (1,917)          (1,208)          (1,116)          (2,171)          (2,512)
Contract maintenance charge           (38,795)         (44,468)         (32,555)         (34,828)         (42,585)         (48,943)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              (3,838,558)      (4,629,929)       1,178,173       (2,563,600)      (5,230,048)      (7,633,409)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                    (10,325,240)      (8,503,901)      (1,554,915)      (3,251,797)     (11,840,498)     (12,480,325)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           (9,340,108)       4,497,565        3,639,631        4,388,887      (10,424,426)      (1,176,076)

NET ASSETS AT BEGINNING OF
  PERIOD                           52,040,420       47,542,855       29,457,772       25,068,885       58,867,272       60,043,348
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    42,700,312  $    52,040,420  $    33,097,403  $    29,457,772  $    48,442,846  $    58,867,272
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             4,186,206        4,763,012        2,551,060        2,706,488        4,528,010        5,370,097
      Units issued                    354,640        1,112,673          581,546        1,255,854          356,177        2,128,671
      Units redeemed               (1,069,834)      (1,689,479)        (585,608)      (1,411,282)      (1,120,393)      (2,970,758)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       3,471,012        4,186,206        2,546,998        2,551,060        3,763,794        4,528,010
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Janus Aspen Series               Janus Aspen Series                Janus Aspen Series
                                       (Service Shares)                 (Service Shares)                  (Service Shares)
                                         Sub-Account                      Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                           Balanced                   Capital Appreciation                 Foreign Stock
                                       (Service Shares)                 (Service Shares)                (Service Shares) (j)
                              --------------------------------  --------------------------------  --------------------------------
                                  2004 (b)         2003 (b)         2004 (b)        2003 (b)           2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        31,674  $             -  $        (4,520) $             -  $       (78,864) $       (25,109)
Net realized gains (losses)             1,173                -            1,771                -          252,323           53,953
Change in unrealized gains
  (losses)                            104,993                -           84,202                -          919,724          871,855
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              137,840                -           81,453                -        1,093,183          900,699
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,903,844                -          731,215                -        1,655,828        1,198,889
Benefit payments                      (17,969)               -           (3,543)               -          (26,765)               -
Payments on termination               (20,900)               -             (641)               -         (649,549)        (213,751)
Loans - net                                 -                -                -                -                -                -
Contract maintenance charge                 -                -                -                -           (2,413)          (1,100)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 820,872                -          111,091                -        3,381,528         (455,551)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      2,685,847                -          838,122                -        4,358,629          528,487
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            2,823,687                -          919,575                -        5,451,812        1,429,186

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -                -                -        3,877,438        2,448,252
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     2,823,687  $             -  $       919,575  $             -  $     9,329,250  $     3,877,438
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -                -                -          365,407          309,314
      Units issued                    276,862                -           83,988                -          641,611        1,145,158
      Units redeemed                  (10,532)               -           (3,758)               -         (231,798)      (1,089,065)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         266,330                -           80,230                -          775,220          365,407
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004
(j)  Previously known as International Value (Service Shares)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Janus Aspen Series                Janus Aspen Series                Janus Aspen Series
                                      (Service Shares)                  (Service Shares)                  (Service Shares)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                       Mid Cap Value                   Risk-Managed Core                  Worldwide Growth
                                      (Service Shares)                  (Service Shares)                  (Service Shares)
                              --------------------------------  --------------------------------  --------------------------------
                                  2004 (b)         2003 (b)         2004 (b)         2003 (b)          2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $           599  $             -  $        (3,323) $             -  $       (16,148) $       (12,506)
Net realized gains (losses)             5,000                -          105,532                -           53,722          (45,220)
Change in unrealized gains
  (losses)                            295,535                -           18,271                -           26,293          493,845
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              301,134                -          120,480                -           63,867          436,119
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,889,620                -        1,272,435                -          499,310          617,538
Benefit payments                            -                -                -                -                -           (9,848)
Payments on termination               (40,292)               -           (7,805)               -         (161,896)         (63,675)
Loans - net                                 -                -                -                -              (36)              (7)
Contract maintenance charge                 -                -                -                -             (472)            (289)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 674,429                -          197,293                -         (199,709)          74,243
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      3,523,757                -        1,461,923                -          137,197          617,962
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            3,824,891                -        1,582,403                -          201,064        1,054,081

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -                -                -        2,625,588        1,571,507
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     3,824,891  $             -  $     1,582,403  $             -  $     2,826,652  $     2,625,588
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -                -                -          296,282          220,218
      Units issued                    356,033                -          143,894                -          109,598          172,618
      Units redeemed                  (16,844)               -           (4,014)               -         (100,521)         (96,554)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         339,189                -          139,880                -          305,359          296,282
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Lazard                           Lazard
                                    Retirement Series, Inc.          Retirement Series, Inc.          LSA Variable Series Trust
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                      Emerging Markets                International Equity              LSA Aggressive Growth
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003             2004             2003            2004 (k)          2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (33,870) $       (24,102) $       (19,494) $       (17,151) $       (13,297) $       (17,255)
Net realized gains (losses)           113,798          (30,300)          17,476         (144,852)         334,885            3,936
Change in unrealized gains
  (losses)                          1,090,656          823,393          259,333          520,968         (279,582)         357,366
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            1,170,584          768,991          257,315          358,965           42,006          344,047
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              677,656          759,900          148,256          281,345          348,064          959,313
Benefit payments                       (5,156)          (3,416)          (5,898)          (9,765)          (5,274)          (7,088)
Payments on termination              (283,076)        (243,216)        (141,757)        (258,262)         (56,646)         (70,943)
Loans - net                                 -                -                -                -              (11)             (32)
Contract maintenance charge            (1,023)            (748)            (779)            (699)             (38)             (49)
Transfers among the
  sub-accounts and with the
  Fixed Account - net               1,245,562          556,530           24,904            2,204       (2,607,380)         562,791
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      1,633,963        1,069,050           24,726           14,823       (2,321,285)       1,443,992
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            2,804,547        1,838,041          282,041          373,788       (2,279,279)       1,788,039

NET ASSETS AT BEGINNING OF
  PERIOD                            3,074,597        1,236,556        1,930,695        1,556,907        2,279,279          491,240
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     5,879,144  $     3,074,597  $     2,212,736  $     1,930,695  $             -  $     2,279,279
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               234,186          143,210          231,249          236,105          245,920           75,180
      Units issued                    162,234          155,465           44,229           86,531           71,070          190,588
      Units redeemed                  (48,973)         (64,489)         (41,536)         (91,387)        (316,990)         (19,848)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         347,447          234,186          233,942          231,249                -          245,920
                              ===============  ===============  ===============  ===============  ===============  ===============

(k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 LSA Variable Series Trust         LSA Variable Series Trust         LSA Variable Series Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                        LSA Balanced                    LSA Basic Value                    LSA Blue Chip
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (l)           2003           2004 (m)           2003           2004 (n)           2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (87,268) $        24,866  $      (106,065) $      (144,498) $       (57,947) $       (78,268)
Net realized gains (losses)         2,355,719         (109,717)       2,904,685          (18,888)         635,308            4,368
Change in unrealized gains
  (losses)                         (2,090,807)       3,486,198       (2,607,781)       3,171,058         (903,419)       1,300,943
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              177,644        3,401,347          190,839        3,007,672         (326,058)       1,227,043
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,476,904        5,654,776        4,149,512        6,089,388        2,015,532        3,332,790
Benefit payments                      (27,298)         (56,000)         (17,771)         (31,646)         (15,794)         (32,010)
Payments on termination              (584,107)        (916,173)        (396,040)        (501,775)        (196,401)        (289,860)
Loans - net                               (66)            (284)               -                -               (5)             (19)
Contract maintenance charge            (2,601)          (4,324)          (1,347)          (1,919)            (328)            (365)
Transfers among the
  sub-accounts and with the
  Fixed Account - net             (23,296,546)       3,967,672      (21,679,785)       3,896,915      (11,163,333)       2,761,608
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                    (21,433,714)       8,645,667      (17,945,431)       9,450,963       (9,360,329)       5,772,144
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                          (21,256,070)      12,047,014      (17,754,592)      12,458,635       (9,686,387)       6,999,187

NET ASSETS AT BEGINNING OF
  PERIOD                           21,256,070        9,209,056       17,754,592        5,295,957        9,686,387        2,687,200
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $    21,256,070  $             -  $    17,754,592  $             -  $     9,686,387
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,930,893        1,061,536        1,788,774          706,572        1,055,300          373,029
      Units issued                    405,160        1,317,923          754,505        1,491,111          402,814          799,213
      Units redeemed               (2,336,053)        (448,566)      (2,543,279)        (408,909)      (1,458,114)        (116,942)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -        1,930,893                -        1,788,774                -        1,055,300
                              ===============  ===============  ===============  ===============  ===============  ===============

(l)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(m)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(n)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 LSA Variable Series Trust         LSA Variable Series Trust         LSA Variable Series Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                                                                 LSA
                                  LSA Capital Appreciation             LSA Capital Growth                Disciplined Equity
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (o)           2003           2004 (p)           2003           2004 (x)         2003 (x)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (22,450) $       (37,428) $       (35,255) $       (70,488) $             -  $       (12,747)
Net realized gains (losses)           533,807           28,231           99,202         (323,732)               -       (1,031,590)
Change in unrealized gains
  (losses)                           (468,942)         595,750          (32,813)       1,497,203                -        1,243,904
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations               42,415          586,553           31,134        1,102,983                -          199,567
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              673,942        1,546,795          302,903        1,507,332                -          372,312
Benefit payments                            -           (8,068)         (10,623)         (87,635)               -          (14,869)
Payments on termination              (138,430)        (178,595)        (216,614)        (449,966)               -          (85,232)
Loans - net                                 -              (16)              (2)             (12)               -              (19)
Contract maintenance charge               (59)             (83)            (595)          (1,607)               -             (340)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              (4,578,032)         958,938       (6,926,552)         149,885                -       (4,828,369)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     (4,042,579)       2,318,971       (6,851,483)       1,117,997                -       (4,556,517)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           (4,000,164)       2,905,524       (6,820,349)       2,220,980                -       (4,356,950)

NET ASSETS AT BEGINNING OF
  PERIOD                            4,000,164        1,094,640        6,820,349        4,599,369                -        4,356,950
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $     4,000,164  $             -  $     6,820,349  $             -  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               422,750          152,518          799,353          657,095                -          653,319
      Units issued                    113,923          395,166           64,430          429,539                -          190,231
      Units redeemed                 (536,673)        (124,934)        (863,783)        (287,281)               -         (843,550)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -          422,750                -          799,353                -                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(o)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation
(p)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(x)  On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 LSA Variable Series Trust         LSA Variable Series Trust         LSA Variable Series Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                            LSA
                                    Diversified Mid Cap            LSA Emerging Growth Equity            LSA Equity Growth
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (q)           2003           2004 (r)           2003           2004 (s)         2003 (x)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (52,572) $       (62,276) $       (55,045) $       (61,776) $       (51,723) $      (100,933)
Net realized gains (losses)         1,087,719            3,299           37,648         (248,107)         393,203         (289,252)
Change in unrealized gains
  (losses)                         (1,117,865)       1,419,353          584,756        1,436,806         (448,858)       1,806,917
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets
   from operations                    (82,718)       1,360,376          567,359        1,126,923         (107,378)       1,416,732
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,131,645        3,207,152          499,600        1,057,647          525,957        1,225,900
Benefit payments                       (5,234)               -          (10,091)          (3,462)         (35,276)         (22,329)
Payments on termination              (191,552)        (393,002)        (389,074)        (405,510)        (288,840)        (683,564)
Loans - net                                (7)             (31)             (32)            (139)             (38)            (183)
Contract maintenance charge              (434)            (525)          (1,301)          (2,427)            (665)          (1,617)
Transfers among the
  sub-accounts and with the
  Fixed Account - net             (10,665,783)       1,842,835      (11,035,249)       6,747,729      (10,129,224)       5,588,909
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     (8,731,365)       4,656,429      (10,936,147)       7,393,838       (9,928,086)       6,107,116
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           (8,814,083)       6,016,805      (10,368,788)       8,520,761      (10,035,464)       7,523,848

NET ASSETS AT BEGINNING OF
  PERIOD                            8,814,083        2,797,278       10,368,788        1,848,027       10,035,464        2,511,616
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $     8,814,083  $             -  $    10,368,788  $             -  $    10,035,464
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               857,627          354,346        1,119,199          322,613        1,277,309          393,625
      Units issued                    340,214          688,155          184,812        1,346,283          121,866        1,102,495
      Units redeemed               (1,197,841)        (184,874)      (1,304,011)        (549,697)      (1,399,175)        (218,811)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -          857,627                -        1,119,199                -        1,277,309
                              ===============  ===============  ===============  ===============  ===============  ===============

(q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(s)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(x)  On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            MFS Variable
                                 LSA Variable Series Trust         LSA Variable Series Trust              Insurance Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                     LSA Mid Cap Value                  LSA Value Equity                MFS Emerging Growth
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (t)           2003           2004 (u)           2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (74,881) $      (109,284) $       (41,810) $        38,957  $      (104,044) $       (78,338)
Net realized gains (losses)         2,020,137          720,653          886,522         (262,485)        (458,573)        (953,865)
Change in unrealized gains
  (losses)                         (2,045,522)       2,204,051         (979,908)       2,448,248        1,279,635        2,348,006
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations             (100,266)       2,815,420         (135,196)       2,224,720          717,018        1,315,803
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,728,749        3,969,204        1,973,741        3,054,767          787,345          968,522
Benefit payments                         (410)         (14,422)         (29,161)         (45,679)        (167,686)         (69,922)
Payments on termination              (389,370)        (624,044)        (411,021)        (557,403)        (537,404)        (351,408)
Loans - net                               (48)            (145)             (12)             (36)             (56)             (76)
Contract maintenance charge            (1,162)          (2,283)          (1,112)          (2,229)          (6,279)          (5,924)
Transfers among the
  sub-accounts and with the
  Fixed Account - net             (16,304,272)       2,568,857      (13,828,641)       1,236,772         (317,647)         218,386
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                    (13,966,513)       5,897,167      (12,296,206)       3,686,192         (241,727)         759,578
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                          (14,066,779)       8,712,587      (12,431,402)       5,910,912          475,291        2,075,381

NET ASSETS AT BEGINNING OF
  PERIOD                           14,066,779        5,354,192       12,431,402        6,520,490        6,685,923        4,610,542
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $    14,066,779  $             -  $    12,431,402  $     7,161,214  $     6,685,923
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,161,367          605,189        1,138,586          745,503          902,018          741,670
      Units issued                    422,987          942,277          452,533          716,126          194,264          363,970
      Units redeemed               (1,584,354)        (386,099)      (1,591,119)        (323,043)        (193,493)        (203,622)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -        1,161,367                -        1,138,586          902,789          902,018
                              ===============  ===============  ===============  ===============  ===============  ===============

(t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(u)  On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        MFS Variable                      MFS Variable                      MFS Variable
                                      Insurance Trust                   Insurance Trust                   Insurance Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                    MFS Investors Trust                MFS New Discovery                    MFS Research
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (53,567) $       (47,646) $      (204,206) $      (132,752) $       (14,665) $       (29,495)
Net realized gains (losses)           (65,726)        (307,483)          79,900         (206,189)        (193,402)        (448,436)
Change in unrealized gains
  (losses)                            721,503        1,459,068          606,818        2,831,113          775,681        1,281,713
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              602,210        1,103,939          482,512        2,492,172          567,614          803,782
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              430,423        1,056,774        2,305,415        3,349,317          171,403          328,441
Benefit payments                      (19,399)        (140,205)        (115,940)         (41,134)         (25,681)         (95,386)
Payments on termination              (718,339)        (451,101)        (879,766)        (616,238)        (283,541)        (217,642)
Loans - net                               (49)              (4)             (91)             (58)             (25)             (16)
Contract maintenance charge            (4,121)          (3,523)          (8,616)          (5,796)          (2,496)          (2,462)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                (116,249)          76,123         (385,223)         537,514           (7,347)        (110,639)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                       (427,734)         538,064          915,779        3,223,605         (147,687)         (97,704)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              174,476        1,642,003        1,398,291        5,715,777          419,927          706,078

NET ASSETS AT BEGINNING OF
  PERIOD                            6,566,486        4,924,483       12,453,047        6,737,270        4,295,760        3,589,682
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     6,740,962  $     6,566,486  $    13,851,338  $    12,453,047  $     4,715,687  $     4,295,760
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               755,658          668,510        1,126,605          699,891          497,142          503,749
      Units issued                     94,384          456,434          636,092          653,994          107,766          154,253
      Units redeemed                 (137,586)        (369,286)        (487,610)        (227,280)        (123,429)        (160,860)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         712,456          755,658        1,275,087        1,126,605          481,479          497,142
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                          MFS Variable                      MFS Variable
                                        MFS Variable                    Insurance Trust                   Insurance Trust
                                      Insurance Trust                   (Service Class)                   (Service Class)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                        MFS High Income              MFS Investor Growth Stock
                                      MFS Total Return                  (Service Class)                   (Service Class)
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003           2004 (b)         2003 (b)         2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        56,463  $        31,669  $        (6,350) $             -  $        (2,445) $             -
Net realized gains (losses)           331,436          (51,906)          (3,597)               -            1,793                -
Change in unrealized gains
  (losses)                          2,702,496        3,048,627          190,414                -           47,550                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            3,090,395        3,028,390          180,467                -           46,898                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            3,090,687        4,634,911        3,270,118                -          573,539                -
Benefit payments                     (201,964)        (323,234)          (1,474)               -                -                -
Payments on termination            (3,009,650)      (1,945,037)         (49,255)               -           (4,718)               -
Loans - net                               (67)             (16)               -                -                -                -
Contract maintenance charge           (13,843)         (10,524)               -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net               4,531,643        6,273,176        1,184,363                -           98,886                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      4,396,806        8,629,276        4,403,752                -          667,707                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            7,487,201       11,657,666        4,584,219                -          714,605                -

NET ASSETS AT BEGINNING OF
  PERIOD                           28,160,099       16,502,433                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    35,647,300  $    28,160,099  $     4,584,219  $             -  $       714,605  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             2,207,467        1,474,824                -                -                -                -
      Units issued                    839,342        1,150,875          453,723                -           70,597                -
      Units redeemed                 (491,050)        (418,232)         (22,380)               -           (2,230)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       2,555,759        2,207,467          431,343                -           68,367                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        MFS Variable                      MFS Variable                      MFS Variable
                                      Insurance Trust                   Insurance Trust                   Insurance Trust
                                      (Service Class)                   (Service Class)                   (Service Class)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                    MFS Investors Trust                MFS New Discovery                  MFS Total Return
                                      (Service Class)                   (Service Class)                   (Service Class)
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (b)         2003 (b)           2004             2003           2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (4,091) $             -  $       (83,535) $       (38,848) $       (29,084) $             -
Net realized gains (losses)               630                -           58,455           18,642            9,443                -
Change in unrealized gains
  (losses)                             73,843                -          389,165          721,912          412,534                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations               70,382                -          364,085          701,706          392,893                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              649,712                -        2,183,112        1,112,555        5,581,947                -
Benefit payments                            -                -          (25,258)         (15,270)         (72,852)               -
Payments on termination                (2,003)               -         (371,570)        (171,479)         (24,481)               -
Loans - net                                 -                -                -               (8)               -                -
Contract maintenance charge                 -                -             (714)            (240)               -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 235,068                -        1,146,427          917,381        1,298,918                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        882,777                -        2,931,997        1,842,939        6,783,532                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              953,159                -        3,296,082        2,544,645        7,176,425                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -        4,137,521        1,592,876                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       953,159  $             -  $     7,433,603  $     4,137,521  $     7,176,425  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -          439,442          225,737                -                -
      Units issued                     99,091                -          462,768          312,842          724,051                -
      Units redeemed                  (10,709)               -         (147,985)         (99,137)         (57,012)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          88,382                -          754,225          439,442          667,039                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        MFS Variable                      MFS Variable                      Oppenheimer
                                      Insurance Trust                   Insurance Trust                Variable Account Funds
                                      (Service Class)                   (Service Class)                (Service Class ("SC"))
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                       MFS Utilities                       MFS Value                     Oppenheimer Global
                                      (Service Class)                   (Service Class)                   Securities (SC)
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003           2004 (b)         2003 (b)         2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (7,910) $         4,691  $        (6,949) $             -  $       (25,655) $             -
Net realized gains (losses)           105,361           42,525              971                -            9,972                -
Change in unrealized gains
  (losses)                            855,083          388,451          130,280                -          654,495                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              952,534          435,667          124,302                -          638,812                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              854,935          760,491        1,413,603                -        4,388,363                -
Benefit payments                      (27,202)          (1,393)               -                -          (23,070)               -
Payments on termination              (291,797)        (111,241)          (4,898)               -           (9,981)               -
Loans - net                               (25)             (10)               -                -                -                -
Contract maintenance charge              (732)            (296)               -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 907,521          539,770          182,028                -          973,495                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      1,442,700        1,187,321        1,590,733                -        5,328,807                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            2,395,234        1,622,988        1,715,035                -        5,967,619                -

NET ASSETS AT BEGINNING OF
  PERIOD                            2,389,462          766,474                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     4,784,696  $     2,389,462  $     1,715,035  $             -  $     5,967,619  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               238,107          107,954                -                -                -                -
      Units issued                    183,941          208,111          163,018                -          574,716                -
      Units redeemed                  (62,074)         (77,958)          (9,246)               -          (49,399)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         359,974          238,107          153,772                -          525,317                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        Oppenheimer                         Panorama
                                   Variable Account Funds              Series Fund, Inc.              PIMCO Advisors Variable
                                   (Service Class ("SC"))            (Service Class ("SC"))               Insurance Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                  Oppenheimer Main Street                 Oppenheimer
                                   Small Cap Growth (SC)           International Growth (SC)            NJF Small Cap Value
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003           2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (373,841) $      (135,061) $        (4,735) $        (3,940) $        14,829  $             -
Net realized gains (losses)           617,576          384,934           71,398            5,264           25,958                -
Change in unrealized gains
  (losses)                          4,181,769        3,160,501          236,437          306,778          135,404                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            4,425,504        3,410,374          303,100          308,102          176,191                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            9,382,983        5,210,005          282,184          183,943        1,942,348                -
Benefit payments                      (12,588)         (35,310)          (2,617)         (10,429)               -                -
Payments on termination            (1,275,496)      (1,058,485)        (259,131)         (69,336)          (8,115)               -
Loans - net                               (53)              (4)            (196)             (22)               -                -
Contract maintenance charge            (6,674)          (2,063)            (383)            (101)               -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net               6,157,918        5,214,751          520,635          701,301          432,558                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     14,246,090        9,328,894          540,492          805,356        2,366,791                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           18,671,594       12,739,268          843,592        1,113,458        2,542,982                -

NET ASSETS AT BEGINNING OF
  PERIOD                           17,137,457        4,398,189        1,613,304          499,846                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    35,809,051  $    17,137,457  $     2,456,896  $     1,613,304  $     2,542,982  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,508,509          544,026          163,598           73,493                -                -
      Units issued                  1,889,193        1,803,589          138,541          161,112          218,327                -
      Units redeemed                 (616,264)        (839,106)         (85,893)         (71,007)          (3,967)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       2,781,438        1,508,509          216,246          163,598          214,360                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                  PIMCO Advisors Variable           PIMCO Advisors Variable           PIMCO Advisors Variable
                                      Insurance Trust                   Insurance Trust                   Insurance Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                       OpCap Balanced                     OpCap Equity                    OpCap Small Cap
                              --------------------------------  --------------------------------  --------------------------------
                                2004 (a) (l)      2003 (a)           2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (263,717) $             -  $       (34,575) $       (11,505) $      (300,302) $      (117,818)
Net realized gains (losses)            78,240                -           32,070          (57,470)         560,124          (31,083)
Change in unrealized gains
  (losses)                          2,236,703                -          589,786          911,639        2,741,616        3,085,834
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            2,051,226                -          587,281          842,664        3,001,438        2,936,933
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,047,293                -          751,993          774,621        3,711,394        4,205,034
Benefit payments                      (51,611)               -          (12,709)         (17,289)         (48,560)         (32,738)
Payments on termination            (1,822,815)               -         (436,563)        (200,898)      (1,427,429)        (524,729)
Loans - net                              (129)               -              (70)             (87)             (82)             (80)
Contract maintenance charge            (5,429)               -           (1,578)          (1,130)          (7,009)          (2,528)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              26,427,620                -        1,048,582          758,086        2,392,943        4,773,116
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     26,594,929                -        1,349,655        1,313,303        4,621,257        8,418,075
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           28,646,155                -        1,936,936        2,155,967        7,622,695       11,355,008

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -        4,693,669        2,537,702       16,305,836        4,950,828
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    28,646,155  $             -  $     6,630,605  $     4,693,669  $    23,928,531  $    16,305,836
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -          453,907          310,979        1,325,584          522,443
      Units issued                  3,127,140                -          196,812          197,204          998,322        1,416,157
      Units redeemed                 (473,437)               -          (69,617)         (54,276)        (646,656)        (613,016)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       2,653,703                -          581,102          453,907        1,677,250        1,325,584
                              ===============  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(l)  On April 30, 2004, LSA Balanced merged into OpCap Balanced

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                  PIMCO Advisors Variable           PIMCO Advisors Variable                PIMCO Variable
                                      Insurance Trust                   Insurance Trust                   Insurance Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                               PEA
                                      PEA Renaissance                Science and Technology                 Foreign Bond
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (b)         2003 (b)           2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (19,549) $             -  $      (183,366) $       (88,043) $        94,485  $       120,648
Net realized gains (losses)           162,834                -         (234,461)         445,956          369,724           15,583
Change in unrealized gains
  (losses)                            265,647                -       (1,123,843)       1,804,001          196,266         (258,136)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              408,932                -       (1,541,670)       2,161,914          660,475         (121,905)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            3,222,433                -        3,286,243        2,369,092        3,803,453        3,705,063
Benefit payments                            -                -          (11,616)         (22,406)         (42,460)         (11,603)
Payments on termination               (22,733)               -         (643,698)        (298,166)      (2,789,441)      (1,619,259)
Loans - net                                 -                -              (16)             (23)            (274)            (233)
Contract maintenance charge                 -                -           (4,294)          (3,290)          (5,114)          (2,701)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 580,570                -       (4,322,222)       9,359,544        2,910,246        8,348,375
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      3,780,270                -       (1,695,603)      11,404,751        3,876,410       10,419,642
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            4,189,202                -       (3,237,273)      13,566,665        4,536,885       10,297,737

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -       14,359,798          793,133       14,430,324        4,132,587
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     4,189,202  $             -  $    11,122,525  $    14,359,798  $    18,967,209  $    14,430,324
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -        2,463,808          296,245        1,300,008          368,246
      Units issued                    397,278                -        2,838,871        3,218,107          910,917        1,475,654
      Units redeemed                  (23,411)               -       (2,997,115)      (1,050,544)        (542,240)        (543,892)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         373,867                -        2,305,564        2,463,808        1,668,685        1,300,008
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       PIMCO Variable                    PIMCO Variable                    PIMCO Variable
                                      Insurance Trust                   Insurance Trust                   Insurance Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                        Money Market                   PIMCO Real Return                 PIMCO Total Return
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004           2003 (w)           2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (176,195) $      (213,768) $       (20,458) $        (3,016) $       365,973  $       861,688
Net realized gains (losses)                 -                -          351,597           23,688        1,741,798          883,352
Change in unrealized gains
  (losses)                                  -                -          104,387            6,097          822,944          140,764
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations             (176,195)        (213,768)         435,526           26,769        2,930,715        1,885,804
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                           16,372,491       13,796,213        8,067,494          439,316       18,976,750       23,409,649
Benefit payments                     (268,635)        (355,209)          (6,410)               -         (449,436)        (348,273)
Payments on termination            (4,341,537)      (4,009,117)        (279,176)         (15,752)     (10,505,478)      (7,420,656)
Loans - net                            (1,308)            (749)               -                -           (1,090)            (807)
Contract maintenance charge            (4,196)          (5,150)               -                -          (26,418)         (16,787)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              (7,093,104)      (8,415,203)       2,709,191          811,439        8,463,837       15,972,544
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      4,663,711        1,010,785       10,491,099        1,235,003       16,458,165       31,595,670
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            4,487,516          797,017       10,926,625        1,261,772       19,388,880       33,481,474

NET ASSETS AT BEGINNING OF
  PERIOD                           26,639,394       25,842,377        1,261,772                -       77,949,664       44,468,190
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    31,126,910  $    26,639,394  $    12,188,397  $     1,261,772  $    97,338,544  $    77,949,664
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             2,560,710        2,446,399          120,604                -        6,667,042        3,913,128
      Units issued                  3,434,117        2,831,233        1,101,198          132,738        3,824,134        5,800,080
      Units redeemed               (2,954,086)      (2,716,922)         (82,656)         (12,134)      (2,264,503)      (3,046,166)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       3,040,741        2,560,710        1,139,146          120,604        8,226,673        6,667,042
                              ===============  ===============  ===============  ===============  ===============  ===============

(w)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       PIMCO Variable
                                      Insurance Trust                Putnam Variable Trust             Putnam Variable Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                   StocksPLUS Growth and                                                  VT International
                                      Income Portfolio                   VT High Yield                   Growth and Income
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        19,751  $        43,440  $       527,818  $       197,553  $       (12,222) $       (12,308)
Net realized gains (losses)            71,929         (222,154)          47,800           32,194          270,514          312,524
Change in unrealized gains
  (losses)                            575,828        1,431,005          197,748          557,825          615,310          756,599
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              667,508        1,252,291          773,366          787,572          873,602        1,056,815
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              809,710        2,200,822        1,600,184        2,354,809          573,185          891,383
Benefit payments                       (6,506)         (14,170)         (28,450)          (7,579)         (12,777)               -
Payments on termination              (537,504)        (383,657)        (703,628)        (196,545)        (350,900)        (191,831)
Loans - net                               (67)             (97)             (25)             (29)              (2)              (1)
Contract maintenance charge            (2,484)          (1,763)          (1,038)            (205)          (1,662)            (712)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 255,003          382,693        2,131,314        1,914,818        1,081,597          826,970
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        518,152        2,183,828        2,998,357        4,065,269        1,289,441        1,525,809
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,185,660        3,436,119        3,771,723        4,852,841        2,163,043        2,582,624

NET ASSETS AT BEGINNING OF
  PERIOD                            6,980,544        3,544,425        6,502,047        1,649,206        3,957,084        1,374,460
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     8,166,204  $     6,980,544  $    10,273,770  $     6,502,047  $     6,120,127  $     3,957,084
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               763,186          497,508          542,414          171,022          358,621          168,883
      Units issued                    222,136          542,440          418,849          469,554          275,339        4,100,585
      Units redeemed                 (167,723)        (276,762)        (173,252)         (98,162)        (169,826)      (3,910,847)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         817,599          763,186          788,011          542,414          464,134          358,621
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Salomon
                                                                                                         Brothers Variable
                                    Rydex Variable Trust              Rydex Variable Trust               Series Funds Inc.
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         Rydex OTC                   Rydex Sector Rotation                   Investors
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004           2003 (w)        2004 (a) (u)       2003 (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (50,056) $       (28,806) $        (5,117) $          (250) $        57,359  $             -
Net realized gains (losses)           147,514           22,169            5,143            1,643           99,930                -
Change in unrealized gains
  (losses)                            173,060          647,374           62,459            3,948        1,201,385                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              270,518          640,737           62,485            5,341        1,358,674                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              492,862          671,276          402,482           94,628          467,414                -
Benefit payments                       (6,272)          (9,147)            (170)               -          (80,353)               -
Payments on termination              (161,123)         (75,194)          (1,053)               -         (753,548)               -
Loans - net                                (4)               -                -                -              (18)               -
Contract maintenance charge              (584)            (454)               -                -           (3,105)               -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                (242,926)         885,626          119,392             (828)      14,059,932                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                         81,953        1,472,107          520,651           93,800       13,690,322                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              352,471        2,112,844          583,136           99,141       15,048,996                -

NET ASSETS AT BEGINNING OF
  PERIOD                            3,120,861        1,008,017           99,141                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     3,473,332  $     3,120,861  $       682,277  $        99,141  $    15,048,996  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               528,627          235,724            7,969                -                -                -
      Units issued                    206,769          386,035           59,516           11,397        1,778,980                -
      Units redeemed                 (210,957)         (93,132)          (6,522)          (3,428)        (402,885)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         524,439          528,627           60,963            7,969        1,376,095                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(u)  On April 30, 2004, LSA Value Equity merged into Investors
(w)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Salomon                       Salomon Brothers                 Salomon Brothers
                                     Brothers Variable                   Variable Series                  Variable Series
                                     Series Funds Inc.                Funds Inc. (Class II)            Funds Inc. (Class II)
                                        Sub-Account                        Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                      Variable All Cap                All Cap (Class II)              High Yield (Class II)
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003            2004 (b)         2003 (b)         2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (112,008) $       (89,352) $        (3,299) $             -  $       365,043  $             -
Net realized gains (losses)           253,139         (225,780)             841                -            7,030                -
Change in unrealized gains
  (losses)                            592,691        2,761,550           44,480                -          (47,546)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              733,822        2,446,418           42,022                -          324,527                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,422,248        1,919,199          639,474                -        5,678,199                -
Benefit payments                      (60,182)         (67,393)            (301)               -          (14,938)               -
Payments on termination            (1,019,572)        (876,327)          (3,223)               -          (48,987)               -
Loans - net                               (15)             (14)               -                -                -                -
Contract maintenance charge            (2,920)          (2,456)               -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 504,675        1,159,379          167,251                -        1,176,194                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        844,234        2,132,388          803,201                -        6,790,468                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,578,056        4,578,806          845,223                -        7,114,995                -

NET ASSETS AT BEGINNING OF
  PERIOD                           10,749,245        6,170,439                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    12,327,301  $    10,749,245  $       845,223  $             -  $     7,114,995  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               861,281          672,516                -                -                -                -
      Units issued                    280,051          430,798           87,862                -          689,056                -
      Units redeemed                 (211,804)        (242,033)          (5,760)               -          (33,085)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         929,528          861,281           82,102                -          655,971                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Salomon Brothers                       Scudder                          Scudder
                                       Variable Series                  Variable Insurance              Variable Insurance
                                    Funds Inc. (Class II)                Trust (Class B)                  Trust (Class B)
                                         Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         Variable                             EAFE                         Equity 500
                                   Investors (Class II)              Equity Index (Class B)              Index (Class B)
                              --------------------------------  --------------------------------  --------------------------------
                                  2004 (b)         2003 (b)          2004            2003 (w)          2004            2003 (w)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $         4,365  $             -  $         1,477  $          (151) $       (20,048) $        (5,188)
Net realized gains (losses)               286                -            4,139            2,279            3,564           13,042
Change in unrealized gains
  (losses)                             61,553                -           39,273            3,425          263,361           95,292
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations               66,204                -           44,889            5,553          246,877          103,146
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              844,008                -          162,418           11,900          933,640          535,344
Benefit payments                            -                -                -                -                -                -
Payments on termination                (3,687)               -          (22,791)               -          (61,424)          (6,347)
Loans - net                                 -                -                -                -                -                -
Contract maintenance charge                 -                -                -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 200,087                -          120,023           20,457        1,128,094          700,862
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      1,040,408                -          259,650           32,357        2,000,310        1,229,859
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,106,612                -          304,539           37,910        2,247,187        1,333,005

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -           37,910                -        1,333,005                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,106,612  $             -  $       342,449  $        37,910  $     3,580,192  $     1,333,005
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -            2,881                -          110,158                -
      Units issued                    110,685                -           27,296            8,182          182,264          134,342
      Units redeemed                   (4,277)               -           (7,921)          (5,301)         (20,141)         (24,184)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         106,408                -           22,256            2,881          272,281          110,158
                              ===============  ===============  ===============  ===============  ===============  ===============

(w)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Scudder
                                     Variable Insurance                     Scudder                          Scudder
                                      Trust (Class B)                  Variable Series I                Variable Series I
                                        Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                          Small Cap
                                       Index (Class B)                     Balanced                             Bond
                              --------------------------------  --------------------------------  --------------------------------
                                   2004            2003 (w)          2004             2003             2004              2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (15,367) $        (1,854) $        69,334  $       183,957  $       544,635  $       599,697
Net realized gains (losses)            21,766            2,859         (300,660)        (918,135)         180,004          182,933
Change in unrealized gains
  (losses)                            145,661           38,841        1,161,882        3,506,506           48,047          (21,542)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              152,060           39,846          930,556        2,772,328          772,686          761,088
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              188,459          158,369        1,404,980        1,727,406        2,785,763        4,735,909
Benefit payments                            -                -         (253,997)        (150,074)        (242,983)         (71,597)
Payments on termination               (36,196)            (947)      (2,640,491)      (2,612,895)      (3,509,413)      (3,603,296)
Loans - net                                 -                -             (469)            (277)             (86)             (81)
Contract maintenance charge                 -                -          (10,937)         (10,999)         (10,343)          (9,441)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 206,189          555,860          174,075           99,065         (640,444)      (1,425,518)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        358,452          713,282       (1,326,839)        (947,774)      (1,617,506)        (374,024)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              510,512          753,128         (396,283)       1,824,554         (844,820)         387,064

NET ASSETS AT BEGINNING OF
  PERIOD                              753,128                -       19,803,522       17,978,968       20,921,216       20,534,152
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,263,640  $       753,128  $    19,407,239  $    19,803,522  $    20,076,396  $    20,921,216
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                54,400                -        1,499,058        1,493,378        1,611,485        1,611,787
      Units issued                     69,343           58,909          231,719          464,559          573,932        1,015,742
      Units redeemed                  (44,893)          (4,509)        (276,700)        (458,879)        (676,310)      (1,016,044)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          78,850           54,400        1,454,077        1,499,058        1,509,107        1,611,485
                              ===============  ===============  ===============  ===============  ===============  ===============

(w)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            Scudder                          Scudder                          Scudder
                                       Variable Series I                Variable Series I                Variable Series I
                                          Sub-Account                      Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                      Global Discovery                  Growth and Income                  International
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (103,309) $       (63,850) $       (25,671) $       (12,022) $        (6,839) $       (14,012)
Net realized gains (losses)           397,610         (114,342)         (17,172)        (171,970)          16,446           92,475
Change in unrealized gains
  (losses)                          1,391,109        2,038,681          351,132          874,045          500,225          731,852
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            1,685,410        1,860,489          308,289          690,053          509,832          810,315
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,333,460        1,370,700          424,714          805,647          422,476          806,230
Benefit payments                     (126,594)         (55,468)         (21,420)         (79,052)         (25,067)         (32,868)
Payments on termination              (722,052)        (268,184)        (464,487)        (428,207)        (313,679)        (271,409)
Loans - net                               (10)              (7)             (21)             (32)               -                -
Contract maintenance charge            (3,669)          (2,503)          (2,259)          (1,778)          (1,683)          (1,039)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 223,631        1,499,888         (160,466)         168,102            2,549          238,388
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        704,766        2,544,426         (223,939)         464,680           84,596          739,302
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            2,390,176        4,404,915           84,350        1,154,733          594,428        1,549,617

NET ASSETS AT BEGINNING OF
  PERIOD                            7,673,251        3,268,336        3,858,500        2,703,767        3,444,174        1,894,557
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    10,063,427  $     7,673,251  $     3,942,850  $     3,858,500  $     4,038,602  $     3,444,174
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               640,671          368,759          448,975          387,744          458,845          295,742
      Units issued                    351,357          561,594           90,041          203,793          138,740        2,608,867
      Units redeemed                 (256,297)        (289,682)        (112,858)        (142,562)        (117,784)      (2,445,764)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         735,731          640,671          426,158          448,975          479,801          458,845
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 STI Classic Variable Trust        STI Classic Variable Trust        STI Classic Variable Trust
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                             STI
                                  STI Capital Appreciation           International Equity              STI Value Income Stock
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (26,877) $       (21,165) $           295  $          (749) $         8,719  $           113
Net realized gains (losses)             5,913          (55,694)           2,236          (37,161)          49,744         (101,934)
Change in unrealized gains
  (losses)                            131,254          312,312           11,720           54,256          374,456          398,645
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              110,290          235,453           14,251           16,346          432,919          296,824
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              295,809          396,537            1,914            2,984          214,195          305,194
Benefit payments                       (1,262)         (44,020)               -                -          (24,941)          (5,645)
Payments on termination               (78,789)         (72,064)          (2,304)         (30,347)        (323,729)        (130,441)
Loans - net                                (9)               -                -                -              (66)               -
Contract maintenance charge            (1,480)          (1,128)            (109)            (162)          (1,652)          (1,272)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  80,955          137,047          (12,506)        (124,051)       3,672,209         (472,041)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        295,224          416,372          (13,005)        (151,576)       3,536,016         (304,205)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              405,514          651,825            1,246         (135,230)       3,968,935           (7,381)

NET ASSETS AT BEGINNING OF
  PERIOD                            1,871,307        1,219,482           90,500          225,730        1,856,773        1,864,154
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     2,276,821  $     1,871,307  $        91,746  $        90,500  $     5,825,708  $     1,856,773
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               222,505          168,012           10,251           34,461          191,534          241,196
      Units issued                     78,801          138,347              213          290,297          440,598           94,073
      Units redeemed                  (42,736)         (83,854)          (1,622)        (314,507)         (99,296)        (143,735)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         258,570          222,505            8,842           10,251          532,836          191,534
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Strong                        Strong Variable                   T. Rowe Price
                                  Opportunity Funds II, Inc.          Insurance Funds, Inc.             Equity Series, Inc.
                                         Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                     Opportunity Fund II             Mid Cap Growth Fund II         T. Rowe Price Equity Income
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003             2004              2003            2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (271,605) $      (193,485) $      (108,242) $       (96,596) $        47,515  $        64,988
Net realized gains (losses)           271,072         (776,189)        (494,541)        (589,005)       1,356,225         (409,326)
Change in unrealized gains
  (losses)                          2,817,397        5,187,989        1,877,007        2,378,309        3,136,787        4,886,629
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            2,816,864        4,218,315        1,274,224        1,692,708        4,540,527        4,542,291
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,158,665        2,639,703          564,243        1,135,422        4,080,983        5,754,360
Benefit payments                     (191,492)         (90,279)        (150,696)         (50,624)        (349,972)        (323,103)
Payments on termination            (1,087,942)        (828,089)        (631,114)        (407,552)      (2,965,627)      (1,437,857)
Loans - net                               (19)             (23)             (51)             (28)            (160)             (85)
Contract maintenance charge           (10,187)          (8,436)          (5,856)          (5,408)         (15,789)         (10,153)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 810,339       (1,045,368)         991,568          460,330        7,768,632        3,015,622
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      1,679,364          667,508          768,094        1,132,140        8,518,067        6,998,784
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            4,496,228        4,885,823        2,042,318        2,824,848       13,058,594       11,541,075

NET ASSETS AT BEGINNING OF
  PERIOD                           16,545,396       11,659,573        7,403,191        4,578,343       28,311,028       16,769,953
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    21,041,624  $    16,545,396  $     9,445,509  $     7,403,191  $    41,369,622  $    28,311,028
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,350,998        1,225,079          965,519          723,121        2,216,128        1,608,602
      Units issued                    510,694        1,090,868          454,463        1,281,173        1,261,480        1,190,989
      Units redeemed                 (326,729)        (964,949)        (324,905)      (1,038,775)        (608,575)        (583,463)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,534,963        1,350,998        1,095,077          965,519        2,869,033        2,216,128
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         T. Rowe Price                    T. Rowe Price                    T. Rowe Price
                                      Equity Series, Inc.              Equity Series, Inc.            Equity Series, Inc. - II
                                          Sub-Account                      Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                          T. Rowe Price                    T. Rowe Price
                                T. Rowe Price Mid-Cap Growth           New America Growth               Blue Chip Growth II
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003            2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (449,225) $      (256,345) $       (54,714) $       (33,217) $        (3,380) $             -
Net realized gains (losses)           809,171           15,638           68,427         (376,556)           5,007                -
Change in unrealized gains
  (losses)                          4,231,282        5,867,898          318,932          941,472          203,591                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            4,591,228        5,627,191          332,645          531,699          205,218                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            3,769,401        5,649,809          644,411          858,082        2,586,106                -
Benefit payments                     (227,642)         (76,682)          (8,370)         (12,688)         (32,917)               -
Payments on termination            (1,779,051)      (1,246,141)        (284,649)        (274,699)          (9,489)               -
Loans - net                               (16)             (20)             (15)             (14)               -                -
Contract maintenance charge           (15,346)          (9,049)          (2,196)          (1,532)               -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                (813,503)       4,708,107          235,085         (363,764)         655,956                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        933,843        9,026,024          584,266          205,385        3,199,656                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            5,525,071       14,653,215          916,911          737,084        3,404,874                -

NET ASSETS AT BEGINNING OF
  PERIOD                           26,890,944       12,237,729        3,397,961        2,660,877                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    32,416,015  $    26,890,944  $     4,314,872  $     3,397,961  $     3,404,874  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,994,384        1,180,752          398,461          409,524                -                -
      Units issued                    549,258        1,565,458          227,358          760,148          344,338                -
      Units redeemed                 (439,717)        (751,826)        (157,120)        (771,211)         (19,015)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       2,103,925        1,994,384          468,699          398,461          325,323                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       T. Rowe Price                     T. Rowe Price                     The Universal
                                  Equity Series, Inc. - II         International Series, Inc.        Institutional Funds, Inc.
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                        T. Rowe Price                    T. Rowe Price
                                      Equity Income II                International Stock           Van Kampen UIF Equity Growth
                              --------------------------------  --------------------------------  --------------------------------
                                                                                                       2004
                                  2004 (b)         2003 (b)          2004             2003        (a) (n) (p) (s)      2003 (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        22,116  $             -  $       (13,029) $           225  $      (247,221) $             -
Net realized gains (losses)           204,276                -           54,016         (127,425)          19,749                -
Change in unrealized gains
  (losses)                            691,287                -          687,939          955,130        2,412,828                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              917,679                -          728,926          827,930        2,185,356                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                           10,063,949                -        1,087,641        1,095,721          683,356                -
Benefit payments                       (7,449)               -          (30,258)         (59,978)         (32,352)               -
Payments on termination               (70,356)               -         (481,353)        (365,854)      (1,418,931)               -
Loans - net                                 -                -              (16)             (21)             (96)               -
Contract maintenance charge                 -                -           (2,720)          (1,609)          (3,723)               -
Transfers among the
  sub-accounts and with the
  Fixed Account - net               1,959,270                -        1,266,546          669,834       29,014,484                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     11,945,414                -        1,839,840        1,338,093       28,242,738                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           12,863,093                -        2,568,766        2,166,023       30,428,094                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -        4,715,463        2,549,440                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    12,863,093  $             -  $     7,284,229  $     4,715,463  $    30,428,094  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -          563,077          375,829                -                -
      Units issued                  1,196,483                -          380,512        3,121,223        3,277,553                -
      Units redeemed                  (35,623)               -         (160,313)      (2,933,975)        (452,074)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,160,860                -          783,276          563,077        2,825,479                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b)  For period beginning February 2, 2004 and ended December 31, 2004
(n)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(p)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(s)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        The Universal                     The Universal                    The Universal
                                  Institutional Funds, Inc.         Institutional Funds, Inc.        Institutional Funds, Inc.
                                         Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                                                           Van Kampen UIF
                                 Van Kampen UIF High Yield        Van Kampen UIF Mid Cap Growth        U.S. Mid Cap Value (v)
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003          2004 (q) (t)       2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       324,999  $       (52,357) $       (88,686) $       (53,782) $      (400,868) $       (69,865)
Net realized gains (losses)            46,268          (60,583)         (15,835)        (240,551)         120,116         (163,579)
Change in unrealized gains
  (losses)                            204,769          831,158        1,233,864        1,497,635        5,032,348        1,863,150
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              576,036          718,218        1,129,343        1,203,302        4,751,596        1,629,706
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,186,301        1,587,504          550,222        1,001,509        1,632,151          639,105
Benefit payments                      (13,918)         (15,813)          (6,557)         (14,158)         (63,558)         (24,134)
Payments on termination              (450,730)        (409,948)        (490,582)        (353,250)      (1,807,675)        (313,298)
Loans - net                                 -                -                -                -             (177)               -
Contract maintenance charge              (921)            (624)          (2,010)          (1,526)          (7,978)          (2,119)
Transfers among the
  sub-accounts and with the
  Fixed Account - net               1,875,193        1,390,311          566,574          972,506       31,045,537          261,473
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      2,595,925        2,551,430          617,647        1,605,081       30,798,300          561,027
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            3,171,961        3,269,648        1,746,990        2,808,383       35,549,896        2,190,733

NET ASSETS AT BEGINNING OF
  PERIOD                            5,631,002        2,361,354        5,413,708        2,605,325        6,227,531        4,036,798
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     8,802,963  $     5,631,002  $     7,160,698  $     5,413,708  $    41,777,427  $     6,227,531
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               558,575          292,033          650,910          437,507          501,556          453,307
      Units issued                    422,409          417,675          212,844          321,111        3,568,910          153,727
      Units redeemed                 (169,050)        (151,133)        (145,162)        (107,708)        (668,128)        (105,478)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         811,934          558,575          718,592          650,910        3,402,338          501,556
                              ===============  ===============  ===============  ===============  ===============  ===============

(q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(v)  Previously known as Van Kampen UIF Mid Cap Core

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 The Universal Institutional       The Universal Institutional           Van Eck Worldwide
                                    Funds, Inc. (Class II)            Funds, Inc. (Class II)              Insurance Trust
                                         Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                        Van Kampen UIF                 Van Kampen UIF U.S.               Van Eck Worldwide
                                   Equity Growth (Class II)          Real Estate (Class II)               Absolute Return
                              --------------------------------  --------------------------------  --------------------------------
                                  2004 (b)         2003 (b)          2004            2003 (w)         2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (4,861) $             -  $       (18,720) $        (2,369) $        (5,117) $             -
Net realized gains (losses)             1,398                -          206,951            4,362              (36)               -
Change in unrealized gains
  (losses)                             79,990                -        1,835,935           40,277            2,297                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations               76,527                -        2,024,166           42,270           (2,856)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              928,897                -        8,484,716          263,483          767,082                -
Benefit payments                      (16,529)               -          (97,623)               -                -                -
Payments on termination                (2,825)               -         (294,069)          (2,549)          (5,186)               -
Loans - net                                 -                -                -                -                -                -
Contract maintenance charge                 -                -                -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 134,802                -        2,570,843          568,031          138,960                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      1,044,345                -       10,663,867          828,965          900,856                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,120,872                -       12,688,033          871,235          898,000                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -          871,235                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,120,872  $             -  $    13,559,268  $       871,235  $       898,000  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -           68,305                -                -                -
      Units issued                    112,527                -        1,129,605           79,976           93,282                -
      Units redeemed                   (4,291)               -         (175,207)         (11,671)          (2,538)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         108,236                -        1,022,703           68,305           90,744                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004
(w)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Van Kampen
                                     Van Eck Worldwide                 Van Eck Worldwide                  Life Investment
                                      Insurance Trust                   Insurance Trust                   Trust (Class II)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                     Van Eck Worldwide                      Van Eck                        LIT Aggressive
                                      Emerging Markets               Worldwide Hard Assets               Growth (Class II)
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (b)         2003 (b)         2004 (b)         2003 (b)      2004 (b) (k) (r)    2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (2,913) $             -  $        (4,214) $             -  $        (95,884) $            -
Net realized gains (losses)             3,569                -            6,713                -            68,490               -
Change in unrealized gains
  (losses)                             94,606                -           80,511                -         1,068,636               -
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------

Increase (decrease) in net
  assets from operations               95,262                -           83,010                -         1,041,242               -
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              419,647                -          921,175                -         1,039,247               -
Benefit payments                            -                -           (1,422)               -           (17,317)              -
Payments on termination                (4,756)               -           (4,931)               -          (536,772)              -
Loans - net                                 -                -                -                -               (97)              -
Contract maintenance charge                 -                -                -                -            (2,376)              -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 127,065                -          202,226                -         8,461,112               -
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------

Increase (decrease) in net
  assets from contract
  transactions                        541,956                -        1,117,048                -         8,943,797               -
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS                              637,218                -        1,200,058                -         9,985,039               -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -                -                -                 -               -
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------

NET ASSETS AT END OF PERIOD   $       637,218  $             -  $     1,200,058  $             -  $      9,985,039  $            -
                              ===============  ===============  ===============  ===============  ================  ==============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -                -                -                 -               -
      Units issued                     56,087                -          104,633                -         1,433,015               -
      Units redeemed                   (3,320)               -           (8,069)               -          (536,027)              -
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------
  Units outstanding at end
    of period                          52,767                -           96,564                -           896,988               -
                              ===============  ===============  ===============  ===============  ================  ==============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                                      Van Kampen                           Van Kampen
                                                    Life Investment                      Life Investment
                                                   Trust (Class II)                     Trust (Class II)
                                                      Sub-Account                          Sub-Account
                                         -----------------------------------  -----------------------------------
                                                                                         LIT Growth and
                                               LIT Government (Class II)                Income (Class II)
                                         -----------------------------------  -----------------------------------
                                              2004 (b)          2003 (b)            2004               2003
                                         ----------------   ----------------  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)             $        (17,859)  $              -  $       (249,810)  $        (92,724)
Net realized gains (losses)                         1,835                  -           376,403             16,854
Change in unrealized gains (losses)                54,314                  -         3,756,358          2,613,760
                                         ----------------   ----------------  ----------------   ----------------

Increase (decrease) in net assets
  from operations                                  38,290                  -         3,882,951          2,537,890
                                         ----------------   ----------------  ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        3,141,725                  -        10,291,313          5,711,496
Benefit payments                                   (1,478)                 -          (249,446)           (37,628)
Payments on termination                           (41,359)                 -        (2,319,105)          (732,849)
Loans - net                                             -                  -              (109)               (28)
Contract maintenance charge                             -                  -            (6,086)            (1,521)
Transfers among the sub-accounts
  and with the Fixed Account - net                794,247                  -        10,623,232          5,567,332
                                         ----------------   ----------------  ----------------   ----------------

Increase (decrease) in net assets
  from contract transactions                    3,893,135                  -        18,339,799         10,506,802
                                         ----------------   ----------------  ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS               3,931,425                  -        22,222,750         13,044,692

NET ASSETS AT BEGINNING OF PERIOD                       -                  -        17,817,199          4,772,507
                                         ----------------   ----------------  ----------------   ----------------

NET ASSETS AT END OF PERIOD              $      3,931,425   $              -  $     40,039,949   $     17,817,199
                                         ================   ================  ================   ================

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                              -                  -         1,743,087            588,415
      Units issued                                405,831                  -         2,234,037          1,395,061
      Units redeemed                              (19,098)                 -          (474,537)          (240,389)
                                         ----------------   ----------------  ----------------   ----------------
  Units outstanding at end of period              386,733                  -         3,502,587          1,743,087
                                         ================   ================  ================   ================

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

      Lincoln Benefit sells six variable annuity contracts, Investor's Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. After December 31, 2003, Investor's Select accepts deposits from existing contractholders, but is not available to new investors. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      AIM VARIABLE INSURANCE FUNDS                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND
           AIM V.I. Basic Value                             (CONTINUED)
           AIM V.I. Dent Demographics                       VIP Money Market
      AIM VARIABLE INSURANCE FUNDS SERIES II                VIP Overseas
           AIM V.I. Basic Value II                     FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE
           AIM V.I. Capital Appreciation II                 CLASS 2)
           AIM V.I. Dent Demographics II                    VIP Asset Manager Growth (Service
           AIM V.I. Mid Cap Core Equity II                    Class 2)
           AIM V.I. Premier Equity II                       VIP Contrafund (Service Class 2)
      THE ALGER AMERICAN FUND                               VIP Equity-Income (Service Class 2)
           Alger Growth (Previously known as                VIP Growth (Service Class 2)
             Growth)                                        VIP Index 500 (Service Class 2)
           Alger Income & Growth (Previously                VIP Investment Grade Bond (Service
             known as Income & Growth)                        Class 2)
           Alger Leveraged AllCap (Previously               VIP Money Market (Service Class 2)
             known as Leveraged AllCap)                     VIP Overseas (Service Class 2)
           Alger MidCap Growth (Previously known       GOLDMAN SACHS VARIABLE INSURANCE TRUST
             as MidCap Growth)                              VIT CORE Small Cap Equity
           Alger Small Capitalization (Previously           VIT International Equity
             known as Small Capitalization)            J.P. MORGAN SERIES TRUST II
      THE ALGER AMERICAN FUND (SERIES - S)                  Small Company
           Alger Growth (Series - S) (Previously       JANUS ASPEN SERIES
             known as Growth (Series - S))                  Balanced
           Alger Leveraged AllCap (Series - S)              Capital Appreciation
           Alger MidCap Growth (Series - S)                 Flexible Income
      FEDERATED INSURANCE SERIES                            Growth
           Federated Capital Income Fund II                 Mid Cap Growth
           Federated Fund for U.S. Government               Worldwide Growth
             Securities II                             JANUS ASPEN SERIES (SERVICE SHARES)
           Federated High Income Bond Fund II               Balanced (Service Shares)
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND             Capital Appreciation (Service Shares)
           VIP Asset Manager Growth (Previously             Foreign Stock (Service Shares) (Previously
             known as VIP Asset Manager)                      known as International Value (Service
           VIP Contrafund                                     Shares))
           VIP Equity-Income                                Mid Cap Value (Service Shares)
           VIP Growth                                       Risk-Managed Core (Service Shares)
           VIP Index 500                                    Worldwide Growth (Service Shares)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------------------------
      LAZARD RETIREMENT SERIES, INC.                   PANORAMA SERIES FUND, INC. (SERVICE CLASS
           Emerging Markets                                 ("SC"))
           International Equity                             Oppenheimer International Growth (SC)
      LSA VARIABLE SERIES TRUST                        PIMCO ADVISORS VARIABLE INSURANCE TRUST
           LSA Aggressive Growth (Merged into LIT           NJF Small Cap Value
             Aggressive Growth (Class II) on April          OpCap Balanced
             30, 2004)                                      OpCap Equity
           LSA Balanced (Merged into OpCap Balanced         OpCap Small Cap
             on April 30, 2004)                             PEA Renaissance
           LSA Basic Value (Merged into AIM V.I.            PEA Science and Technology
             Basic Value on April 30, 2004)            PIMCO VARIABLE INSURANCE TRUST
           LSA Blue Chip (Merged into Van Kampen UIF        Foreign Bond
             Equity Growth on April 30, 2004)               Money Market
           LSA Capital Appreciation (Merged into            PIMCO Real Return
             Capital Appreciation on April 30,              PIMCO Total Return
             2004)                                          StocksPLUS Growth and Income Portfolio
           LSA Capital Growth (Merged into Van         PUTNAM VARIABLE TRUST
             Kampen UIF Equity Growth on April 30,          VT High Yield
             2004)                                          VT International Growth and Income
           LSA Disciplined Equity (Merged into LSA     RYDEX VARIABLE TRUST
             Equity Growth on April 30, 2003)               Rydex OTC
           LSA Diversified Mid Cap (Merged into Van         Rydex Sector Rotation
             Kampen UIF U.S. Mid Cap Value on April    SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
             30, 2004)                                      Investors
           LSA Emerging Growth Equity (Merged into          Variable All Cap
             LIT Aggressive Growth (Class II) on       SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
             April 30, 2004)                                (CLASS II)
           LSA Equity Growth (Merged into Van Kampen        All Cap (Class II)
             UIF Equity Growth on April 30, 2004)           High Yield (Class II)
           LSA Mid Cap Value (Merged into Van Kampen        Variable Investors (Class II)
             UIF U.S. Mid Cap Value on April 30,       SCUDDER VARIABLE INSURANCE TRUST (CLASS B)
             2004)                                          EAFE Equity Index (Class B)
           LSA Value Equity (Merged into Investors          Equity 500 Index (Class B)
             on April 30, 2004)                             Small Cap Index (Class B)
      MFS VARIABLE INSURANCE TRUST                     SCUDDER VARIABLE SERIES I
           MFS Emerging Growth                              Balanced
           MFS Investors Trust                              Bond
           MFS New Discovery                                Global Discovery
           MFS Research                                     Growth and Income
           MFS Total Return                                 International
      MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)     STI CLASSIC VARIABLE TRUST
           MFS High Income (Service Class)                  STI Capital Appreciation
           MFS Investor Growth Stock (Service               STI International Equity
             Class)                                         STI Value Income Stock
           MFS Investors Trust (Service Class)         STRONG OPPORTUNITY FUND II, INC.
           MFS New Discovery (Service Class)                Opportunity Fund II
           MFS Total Return (Service Class)            STRONG VARIABLE INSURANCE FUNDS, INC.
           MFS Utilities (Service Class)                    Mid Cap Growth Fund II
           MFS Value (Service Class)                   T. ROWE PRICE EQUITY SERIES, INC.
      OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE           T. Rowe Price Equity Income
           CLASS ("SC"))                                    T. Rowe Price Mid-Cap Growth
           Oppenheimer Global Securities (SC)               T. Rowe Price New America Growth
           Oppenheimer Main Street Small Cap Growth    T. ROWE PRICE EQUITY SERIES, INC. - II
             (SC)                                           T. Rowe Price Blue Chip Growth II
                                                            T. Rowe Price Equity Income II
                                                       T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                            T. Rowe Price International Stock

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
           Van Kampen UIF Equity Growth
           Van Kampen UIF High Yield
           Van Kampen UIF Mid Cap Growth
           Van Kampen UIF U.S. Mid Cap Value
      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
           (CLASS II)
           Van Kampen UIF Equity Growth (Class II)
           Van Kampen UIF U.S. Real Estate
           (Class II)
      VAN ECK WORKWIDE INSURANCE TRUST
           Van Eck Worldwide Absolute Return
           Van Eck Worldwide Emerging Markets
           Van Eck Worldwide Hard Assets
      VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
           LIT Aggressive Growth (Class II)
           LIT Government (Class II)
           LIT Growth and Income (Class II)

      The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note
      3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the general account of Lincoln Benefit.

      A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

      Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

      Lincoln Benefit provides insurance and administrative services to the contractholders for a fee. Lincoln Benefit also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

      The LSA Variable Series Trust (the "Trust") was managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager received a management fee from the Trust at an annual rate as a percentage of average daily net assets ranging from 0.80% to 1.05%. The Trust paid $653,331 in management fees to the Manager during 2004. As of April 30, 2004 the Trust was dissolved and sub-accounts were merged with other sub-accounts of the Account.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

      DIVIDENDS- Dividends declared by the Funds are recognized on the ex-dividend date.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of
      Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Lincoln Benefit.

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

      ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

      CONTRACT ADMINISTRATION CHARGE - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. The contract administration charge is recognized as redemption of units.

      WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8% in the early years of the Contract and declines to 0% after a specified period depending upon the Contract. These amounts are included in payments on terminations but are remitted to Lincoln Benefit.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS

    The cost of purchases of investments for the year ended December 31, 2004 were as follows:

                                                                                                     Purchases
                                                                                                  ---------------
    Investments in the AIM Variable Insurance Funds Sub-Accounts:
            AIM V. I. Basic Value (a) (m)                                                         $    31,029,209
            AIM V. I. Dent Demographics                                                                   332,942

    Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
            AIM V. I. Basic Value II (b)                                                                6,142,706
            AIM V. I. Capital Appreciation II (b)                                                       1,158,178
            AIM V. I. Dent Demographics II (b)                                                            314,054
            AIM V.I. Mid Cap Core Equity II (b)                                                         5,420,013
            AIM V. I. Premier Equity II (b)                                                               749,150

    Investments in The Alger American Fund Sub-Accounts:
            Alger Growth (c)                                                                            4,323,623
            Alger Income and Growth (d)                                                                 3,456,864
            Alger Leveraged AllCap (e)                                                                  2,977,636
            Alger MidCap Growth (f)                                                                    11,826,777
            Alger Small Capitalization (g)                                                              6,741,262

    Investments in The Alger American Fund (Series-S) Sub-Accounts:
            Alger Growth (Series-S) (h)                                                                 7,900,708
            Alger Leveraged All Cap (Series-S) (b)                                                        933,499
            Alger Mid Cap Growth (Series-S) (b)                                                         4,197,884

    Investments in the Federated Insurance Series Sub-Accounts:
            Federated Capital Income Fund II                                                            2,412,928
            Federated Fund for U.S. Government Securities II                                            9,090,851
            Federated High Income Bond Fund II                                                         13,611,282

    Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
            VIP Asset Manager Growth (i)                                                                4,026,575
            VIP Contrafund                                                                             13,223,940
            VIP Equity-Income                                                                          14,527,240
            VIP Growth                                                                                  8,267,132
            VIP Index 500                                                                              24,049,661

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (c) Previously known as Growth
    (d) Previously known as Income and Growth
    (e) Previously known as Leveraged AllCap
    (f) Previously known as MidCap Growth
    (g) Previously known as Small Capitalization
    (h) Previously known as Growth (Series -S)
    (i) Previously known as VIP Asset Manager
    (m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESMENTS (CONTINUED)

                                                                                                     Purchases
                                                                                                  ---------------
    Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts (continued):
            VIP Money Market                                                                      $    42,718,438
            VIP Overseas                                                                                6,545,898

    Investments in the Fidelity Variable Insurance Products Fund
       (Service Class 2) Sub-Accounts:
            VIP Asset Manager Growth (Service Class 2) (b)                                              2,877,525
            VIP Contrafund (Service Class 2) (b)                                                        5,533,753
            VIP Equity-Income (Service Class 2)                                                        13,348,579
            VIP Growth (Service Class 2)                                                               12,401,383
            VIP Index 500 (Service Class 2) (b)                                                        12,044,309
            VIP Investment Grade Bond (Service Class 2)                                                19,711,652
            VIP Money Market (Service Class 2) (b)                                                     20,748,554
            VIP Overseas (Service Class 2)                                                              6,096,869

    Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
            VIT CORE Small Cap Equity                                                                   1,627,823
            VIT International Equity                                                                      766,038

    Investments in the J.P. Morgan Series Trust II Sub-Account:
            Small Company                                                                               1,100,038

    Investments in the Janus Aspen Series Sub-Accounts:
            Balanced                                                                                    7,373,274
            Capital Appreciation (a) (o)                                                                5,856,041
            Flexible Income                                                                             6,430,775
            Growth                                                                                      2,269,607
            Mid Cap Growth                                                                              4,547,987
            Worldwide Growth                                                                            1,818,745

    Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
            Balanced (Service Shares) (b)                                                               2,792,530
            Capital Appreciation (Service Shares) (b)                                                     873,858
            Foreign Stock (Service Shares) (j)                                                          6,632,113
            Mid Cap Value (Service Shares) (b)                                                          3,640,032
            Risk-Managed Core (Service Shares) (b)                                                      1,606,662
            Worldwide Growth (Service Shares)                                                             904,355

    Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
            Emerging Markets                                                                            2,186,814
            International Equity                                                                          326,958

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (j) Previously known as International Value (Service Shares)
    (o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESMENTS (CONTINUED)

                                                                                                     Purchases
                                                                                                  ---------------
    Investments in the LSA Variable Series Trust Sub-Accounts:
            LSA Aggressive Growth (k)                                                             $       852,022
            LSA Balanced (l)                                                                            5,157,154
            LSA Basic Value (m)                                                                         7,029,673
            LSA Blue Chip (n)                                                                           3,421,299
            LSA Capital Appreciation (o)                                                                1,024,790
            LSA Capital Growth (p)                                                                        464,584
            LSA Diversified Mid Cap (q)                                                                 3,931,224
            LSA Emerging Growth Equity (r)                                                              1,686,041
            LSA Equity Growth (s)                                                                         815,222
            LSA Mid Cap Value (t)                                                                       5,604,798
            LSA Value Equity (u)                                                                        4,399,383

    Investments in the MFS Variable Insurance Trust Sub-Accounts:
            MFS Emerging Growth                                                                         1,059,934
            MFS Investors Trust                                                                           691,270
            MFS New Discovery                                                                           5,697,232
            MFS Research                                                                                  922,456
            MFS Total Return                                                                            8,765,043

    Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
            MFS High Income (Service Class) (b)                                                         4,601,023
            MFS Investors Growth Stock (Service Class) (b)                                                714,878
            MFS Investors Trust (Service Class) (b)                                                       929,080
            MFS New Discovery (Service Class)                                                           4,025,812
            MFS Total Return (Service Class) (b)                                                        7,252,705
            MFS Utilities (Service Class)                                                               2,053,992
            MFS Value (Service Class) (b)                                                               1,681,612

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
    (l) On April 30, 2004, LSA Balanced merged into OpCap Balanced
    (m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
    (n) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity
        Growth
    (o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
    (p) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
    (q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
    (r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
    (s) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
    (t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
    (u) On April 30, 2004, LSA Value Equity merged into Investors

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESMENTS (CONTINUED)

                                                                                                     Purchases
                                                                                                  ---------------
    Investments in the Oppenheimer Variable Account Funds
        (Service Class ("SC")) Sub-Accounts:
            Oppenheimer Global Securities (SC) (b)                                                $     5,762,794
            Oppenheimer Main Street Small Cap Growth (SC)                                              19,576,757

    Investments in the Panorama Series Fund, Inc. (Service Class ("SC")) Sub-Account:
            Oppenheimer International Growth (SC)                                                       1,364,002

    Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts:
            NJF Small Cap Value (b)                                                                     2,442,387
            OpCap Balanced (a) (l)                                                                     30,194,456
            OpCap Equity                                                                                1,811,310
            OpCap Small Cap                                                                            10,338,990
            PEA Renaissance (b)                                                                         4,045,774
            PEA Science and Technology                                                                 12,536,891

    Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
            Foreign Bond                                                                                9,839,329
            Money Market                                                                               29,715,775
            PIMCO Real Return                                                                          11,467,512
            PIMCO Total Return                                                                         37,863,777
            StocksPLUS Growth and Income Portfolio                                                      1,851,945

    Investments in the Putnam Variable Trust Sub-Accounts:
            VT High Yield                                                                               5,225,453
            VT International Growth and Income                                                          3,056,719

    Investments in the Rydex Variable Trust Sub-Accounts:
            Rydex OTC                                                                                   1,182,520
            Rydex Sector Rotation                                                                         621,205

    Investments in the Salomon Brothers Variable Series Funds Sub-Accounts:
            Investors (a) (u)                                                                          17,410,497
            Variable All Cap                                                                            2,832,190

    Investments in the Salomon Brothers Variable Series Funds (Class II) Sub-Accounts:
            All Cap (Class II) (b)                                                                        834,627
            High Yield (Class II) (b)                                                                   7,396,329
            Variable Investors (Class II) (b)                                                           1,057,672

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (l) On April 30, 2004, LSA Balanced merged into OpCap Balanced
    (u) On April 30, 2004, LSA Value Equity merged into Investors

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESMENTS (CONTINUED)

                                                                                                     Purchases
                                                                                                  ---------------
    Investments in the Scudder Insurance Trust (Class B) Sub-Accounts:
            EAFE Equity Index (Class B)                                                           $       374,408
            Equity 500 Index (Class B)                                                                  2,179,688
            Small Cap Index (Class B)                                                                     926,838

    Investments in the Scudder Variable Series I Sub-Accounts:
            Balanced                                                                                    2,263,791
            Bond                                                                                        6,898,854
            Global Discovery                                                                            3,473,780
            Growth and Income                                                                             683,319
            International                                                                                 967,698

    Investments in the STI Classic Variable Trust Sub-Accounts:
            STI Capital Appreciation                                                                      611,605
            STI International Equity                                                                        3,143
            STI Value Income Stock                                                                      4,447,065

    Investments in the Strong Variable Insurance Funds, Inc. Fund Sub-Account:
            Mid Cap Growth Fund II                                                                      3,388,457

    Investments in the Strong Opportunity Funds II, Inc. Sub-Account:
            Opportunity Fund II                                                                         5,253,195

    Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
            T. Rowe Price Equity Income                                                                14,945,916
            T. Rowe Price Mid-Cap Growth                                                                5,698,731
            T. Rowe Price New America Growth                                                            1,848,485

    Investments in the T. Rowe Price Equity Series, Inc. - II Sub-Accounts:
            T. Rowe Price Blue Chip Growth II (b)                                                       3,307,932
            T. Rowe Price Equity Income II (b)                                                         12,440,449

    Investments in the T. Rowe Price International Series, Inc. Sub-Account:
            T. Rowe Price International Stock                                                           3,075,066

    Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
            Van Kampen UIF Equity Growth (a) (n) (p) (s)                                               31,595,047
            Van Kampen UIF High Yield                                                                   4,241,406
            Van Kampen UIF Mid Cap Core                                                                36,239,128

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (n) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity
        Growth
    (p) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
    (s) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESMENTS (CONTINUED)

                                                                                                     Purchases
                                                                                                  ---------------
    Investments in The Universal Institutional Funds, Inc. Sub-Accounts (continued):
            Van Kampen UIF Mid Cap Growth (q) (t) (v)                                             $     1,605,173

    Investments in The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
            Van Kampen UIF Equity Growth  (Class II) (b)                                                1,073,403
            Van Kampen UIF U.S. Real Estate  (Class II)                                                12,446,934

    Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
            Van Eck Worldwide Absolute Return (b)                                                         921,684
            Van Eck Worldwide Emerging Markets (b)                                                        570,024
            Van Eck Worldwide Hard Assets (b)                                                           1,206,926

    Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
            LIT Aggressive Growth (Class II) (b) (k) (r)                                               13,956,087
            LIT Government (Class II) (b)                                                               4,071,014
            LIT Growth and Income (Class II)                                                           21,804,082
                                                                                                  ---------------
                                                                                                  $   863,224,190
                                                                                                  ===============

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
    (q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
    (r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
    (t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
    (v) Previously known as Van Kampen UIF Mid Cap Core

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS

    Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contract holders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

    In the table below, the units, the range of lowest to highest accumulation unit fair values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

    As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

    ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

        * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

       ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

      *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

          Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment      Expense Ratio**     Total Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the AIM Variable
       Insurance Funds Sub-Accounts:
          AIM V. I. Basic Value
            2004 (a) (m)                2,446  $ 10.76 - $ 10.82  $   26,418          0.00%    1.25% -     2.05%    7.62% -    8.21%
          AIM V. I. Dent Demographics
            2004                          150     9.24 -    9.47       1,410          0.00     1.35  -     2.05     6.03  -    6.79
            2003                          144     8.72 -    8.87       1,267          0.00     1.35  -     2.05   -12.83  -   35.61
            2002                          104     6.48 -    6.54         679          0.00     1.35  -     1.95   -33.53  -  -33.12
            2001 (y)                       11     9.75 -    9.77         103          0.00     1.35  -     1.95    -2.48  -   -2.26

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the AIM Variable
       Insurance Funds Series II
         Sub-Accounts:
          AIM V. I. Basic Value II
            2004 (b)                      591  $ 10.65 - $ 10.75  $    6,340           0.00%   1.35%  -    2.30%    6.51% -    7.45%
          AIM V. I. Capital
           Appreciation II
            2004 (b)                      116    10.21 -   10.30       1,188           0.00    1.35   -    2.30     2.13  -    3.03
          AIM V. I. Dent
           Demographics II
            2004 (b)                       31    10.21 -   10.30         319           0.00    1.35   -    2.30     2.10  -    3.00
          AIM V. I. Mid Cap
           Core Equity II
            2004 (b)                      493    10.89 -   10.99       5,403           0.04    1.35   -    2.30     8.92  -    9.89
          AIM V. I. Premier
           Equity II
            2004 (b)                       74    10.19 -   10.28         761           0.49    1.35   -    2.30     1.87  -    2.77

    Investments in The Alger
       American Fund
         Sub-Accounts:
          Alger Growth (c)
            2004                        2,389     6.40 -   10.62      22,746           0.00    1.25   -    1.80     3.62  -    4.19
            2003                        2,416     6.17 -   10.20      23,001           0.00    1.25   -    1.80    32.75  -   33.48
            2002                        2,015     4.65 -    7.64      15,293           0.04    1.25   -    1.80   -34.19  -  -33.83
            2001                        2,405     7.07 -   11.54      28,005           0.23    1.25   -    1.80   -13.40  -  -12.92
          Alger Income &
           Growth (d)
            2004                        2,214     7.14 -   12.40      24,441           0.55    1.25   -    1.80     5.92  -    6.51
            2003                        2,447     6.74 -   11.64      26,121           0.29    1.25   -    1.80    27.53  -   28.23
            2002                        2,331     5.28 -    9.08      20,204           0.67    1.25   -    1.80   -32.33  -  -31.96
            2001                        2,450     7.81 -   13.34      32,508           0.37    1.25   -    1.80   -15.86  -  -15.39
          Alger Leveraged AllCap (e)
            2004                        1,931     5.79 -   12.88      18,677           0.00    1.25   -    1.80     6.26  -    6.84
            2003                        1,850     5.45 -   12.06      18,049           0.00    1.25   -    1.80    32.32  -   33.05
            2002                        1,543     4.12 -    9.06      12,637           0.01    1.25   -    1.80   -35.09  -  -34.73
            2001                        1,583     6.34 -   13.88      21,195           0.00    1.25   -    1.80   -17.44  -  -16.98

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (c) Previously known as Growth
    (d) Previously known as Income and Growth
    (e) Previously known as Leveraged AllCap

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in The Alger
       American Fund
        Sub-Accounts (continued):
          Alger MidCap Growth (f)
            2004                        2,634  $  9.66 - $ 17.04  $   35,746           0.00%   1.25%  -    1.80%   11.03% -   11.64%
            2003                        2,484     8.70 -   15.26      31,408           0.00    1.25   -    1.80    45.16  -   45.96
            2002                        1,575     6.00 -   10.46      15,074           0.00    1.25   -    1.80   -30.80  -  -30.42
            2001                        1,618     8.66 -   15.03      23,790           0.00    1.25   -    1.80    -8.20  -   -7.69
          Alger Small
           Capitalization (g)
            2004                        1,788     5.79 -    9.45      14,871           0.00    1.25   -    1.80    14.49  -   15.12
            2003                        1,739     5.06 -    8.21      12,925           0.00    1.25   -    1.80    39.81  -   40.58
            2002                        1,232     3.62 -    5.84       6,750           0.00    1.25   -    1.80   -27.54  -  -27.14
            2001                        1,184     4.99 -    8.02       9,006           0.04    1.25   -    1.80   -30.78  -  -30.40

    Investments in The Alger
       American Fund (Series -S)
        Sub-Accounts:
          Alger Growth (Series-S) (h)
            2004                          807    10.00 -   12.83       9,296           0.00    1.35   -    2.45     0.00  -    3.82
            2003 (w)                      138    12.29 -   12.36       1,699           0.00    1.35   -    2.15    22.94  -   23.61
          Alger Leveraged AllCap
           (Series-S)
            2004 (b)                       87    10.13 -   10.22         889           0.00    1.35   -    2.30     1.30  -    2.19
          Alger MidCap Growth
           (Series-S)
            2004 (b)                      415    10.53 -   10.63       4,401           0.00    1.35   -    2.30     5.35  -    6.28

    Investments in the Federated
       Insurance Series
        Sub-Accounts:
          Federated Capital
           Income Fund II
            2004                          955     7.40 -    8.32       9,163           4.42    1.25   -    1.80     7.96  -    8.56
            2003                        1,008     6.86 -    7.67       9,113           5.98    1.25   -    1.80    18.52  -   19.17
            2002                        1,107     5.78 -    6.43       8,710           5.48    1.25   -    1.80   -25.31  -  -24.89
            2001                        1,363     7.74 -    8.57      14,446           3.47    1.25   -    1.80   -15.27  -  -14.80

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (f) Previously known as MidCap Growth
    (g) Previously known as Small Capitalization
    (h) Previously known as Growth (Series -S)
    (w) For the period beginning May 1, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Federated
       Insurance Series
       Sub-Accounts (continued):
          Federated Fund for U.S.
            Government
            Securities II
             2004                       3,350  $ 12.22 - $ 13.01  $   44,723           4.61%   1.25%  -    1.80%    1.76% -    2.32%
             2003                       4,333    12.01 -   12.71      57,279           4.42    1.25   -    1.80     0.54  -    1.09
             2002                       6,221    11.94 -   12.57      82,676           3.11    1.25   -    1.80     7.10  -    7.69
             2001                       4,587    11.15 -   11.67      57,925           3.23    1.25   -    1.80     5.11  -    5.69
          Federated High Income
             Bond Fund II
             2004                       2,572    11.80 -   11.87      32,896           7.10    1.25   -    1.80     8.49  -    9.09
             2003                       2,278    10.81 -   10.94      27,544           7.13    1.25   -    1.80    20.04  -   20.70
             2002                       1,595     8.96 -    9.11      17,044          11.73    1.25   -    1.80    -0.42  -    0.13
             2001                       1,971     8.95 -    9.15      20,918          13.16    1.25   -    1.80    -0.44  -    0.11

    Investments in the Fidelity
       Variable Insurance Products
       Fund Sub-Accounts:
          VIP Asset Manager
            Growth (i)
             2004                       1,455     9.72 -   11.65      19,256           2.71    1.25   -    1.80     3.59  -    4.16
             2003                       1,378     9.38 -   11.19      18,163           3.49    1.25   -    1.80    15.87  -   16.51
             2002                       1,365     8.09 -    9.60      16,044           4.06    1.25   -    1.80   -10.36  -   -9.86
             2001                       1,495     9.03 -   10.65      20,287           4.19    1.25   -    1.80    -5.81  -   -5.29
          VIP Contrafund
             2004                       5,563    10.30 -   14.55      82,371           0.32    1.25   -    1.80    13.42  -   14.04
             2003                       5,122     9.08 -   12.76      69,173           0.41    1.25   -    1.80    26.17  -   26.87
             2002                       4,103     7.19 -   10.06      47,439           0.84    1.25   -    1.80   -10.97  -  -10.48
             2001                       3,931     8.08 -   11.24      53,585           0.78    1.25   -    1.80   -13.82  -  -13.34
          VIP Equity-Income
             2004                       4,609    11.79 -   13.29      78,276           1.54    1.25   -    1.80     9.54  -   10.14
             2003                       4,757    10.76 -   12.07      76,824           1.66    1.25   -    1.80    28.01  -   28.71
             2002                       4,571     8.41 -    9.38      60,366           1.84    1.25   -    1.80   -18.43  -  -17.98
             2001                       5,014    10.30 -   11.43      84,335           1.72    1.25   -    1.80    -6.66  -   -6.14
          VIP Growth
             2004                       4,353     6.17 -   10.43      50,937           0.27    1.25   -    1.80     1.53  -    2.09
             2003                       4,209     6.08 -   10.22      53,360           0.26    1.25   -    1.80    30.48  -   31.20
             2002                       3,992     4.66 -    7.79      42,976           0.26    1.25   -    1.80   -31.35  -  -30.97
             2001                       4,540     6.79 -   11.28      76,095           0.08    1.25   -    1.80   -19.13  -  -18.68

    (i) Previously known as VIP Asset Manager

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Fidelity
        Variable Insurance Products
        Fund Sub-Accounts
        (continued):
          VIP Index 500
            2004                        7,332   $ 8.17 - $ 11.18  $   76,112           1.28%   1.25%  -    1.80%    8.64% -    9.24%
            2003                        7,054     7.52 -   10.24      68,654           1.32    1.25   -    1.80    26.12  -   26.81
            2002                        6,156     5.96 -    8.07      49,088           1.38    1.25   -    1.80   -23.64  -  -23.22
            2001                        6,554     7.80 -   10.51      68,656           1.12    1.25   -    1.80   -13.68  -  -13.20
          VIP Money Market
            2004                        4,252    10.31 -   11.40      48,867           1.22    1.25   -    1.80    -0.60  -   -0.05
            2003                        5,698    10.37 -   11.41      66,354           1.02    1.25   -    1.80    -0.80  -   -0.26
            2002                        8,988    10.46 -   11.44     106,870           1.79    1.25   -    1.80    -0.12  -    0.43
            2001                        8,980    10.47 -   11.39     106,999           4.02    1.25   -    1.80     2.32  -    2.89
          VIP Overseas
            2004                        1,686     8.04 -   11.50      19,549           1.06    1.25   -    1.80    11.61  -   12.22
            2003                        1,355     7.21 -   10.25      14,775           0.69    1.25   -    1.80    40.81  -   41.59
            2002                        1,098     5.12 -    7.24       9,230           0.75    1.25   -    1.80   -21.70  -  -21.27
            2001                        1,271     6.54 -    9.20      14,006           5.80    1.25   -    1.80   -22.58  -  -22.15

    Investments in the Fidelity
       Variable Insurance Products
        Fund (Service Class 2)
         Sub-Accounts:
          VIP Asset Manager
           Growth (Service Class 2)
            2004 (b)                      270    10.11 -   10.22       2,756           0.00    1.35   -    2.45     1.13  -    2.17
          VIP Contrafund
           (Service Class 2)
            2004 (b)                      510    11.29 -   11.39       5,790           0.00    1.35   -    2.30    12.90  -   13.89
          VIP Equity-Income
           (Service Class 2)
            2004                        1,791    10.73 -   11.08      19,558           0.82    1.35   -    2.45     7.30  -    9.73
            2003                          679     9.91 -   10.10       6,825           1.26    1.35   -    2.15    27.24  -   28.27
            2002                          416     7.79 -    7.87       3,264           0.27    1.35   -    2.15   -22.14  -  -18.27
            2001 (y)                       16     9.61 -    9.63         153           0.00    1.35   -    1.95    -3.88  -   -3.66
          VIP Growth
           (Service Class 2)
            2004                        1,309     9.72 -   12.68      15,221           0.07    1.35   -    2.30    -2.77  -    1.73
            2003 (w)                      304    12.39 -   12.46       3,785           0.00    1.35   -    2.15    23.94  -   24.61

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (w) For the period beginning May 1, 2003 and ended December 31, 2003
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Fidelity
       Variable Insurance Products
        Fund (Service Class 2)
         Sub-Accounts (continued):
          VIP Index 500
           (Service Class 2)
            2004 (b)                    1,158  $ 10.57 - $ 10.67  $   12,331           0.00%   1.35%  -    2.30%    5.75% -    6.68%
          VIP Investment Grade Bond
           (Service Class 2)
            2004                        2,930    10.13 -   11.73      32,485           3.09    1.35   -    2.30     1.26  -    2.78
            2003                        1,647    11.19 -   11.41      18,454           2.66    1.35   -    2.15     2.69  -    3.53
            2002                          698    10.90 -   11.02       7,601           0.59    1.35   -    2.15     8.61  -    8.98
            2001 (y)                       35    10.12 -   10.15         356           0.00    1.35   -    1.95     1.24  -    1.47
          VIP Money Market
           (Service Class 2)
            2004 (b)                    1,523     9.86 -    9.97      15,140           0.77    1.35   -    2.45    -1.36  -   -0.35
          VIP Overseas
           (Service Class 2)
            2004                          677    10.82 -   11.58       7,703           0.48    1.35   -    2.45     8.20  -   11.78
            2003                          172    10.21 -   10.36       1,812           0.15    1.35   -    1.95    40.25  -   41.11
            2002                           30     7.28 -    7.34         222           0.07    1.35   -    1.95   -27.22  -  -21.53
            2001 (y)                      < 1     9.34 -    9.35           3           0.00    1.35   -    1.60    -6.56  -   -6.47

    Investments in the Goldman
       Sachs Variable Insurance
       Trust Sub-Accounts:
          VIT CORE Small Cap
           Equity
            2004                          335    17.28 -   17.46       5,828           0.20    1.40   -    1.60    14.48  -   14.71
            2003                          308    15.10 -   15.22       4,670           0.29    1.40   -    1.60    43.69  -   43.98
            2002                          187    10.51 -   10.57       1,969           0.30    1.40   -    1.60   -16.32  -  -16.15
            2001                          150    12.55 -   12.61       1,890           0.31    1.40   -    1.60     2.86  -    3.07
          VIT International Equity
            2004                          435     9.61 -    9.71       4,204           1.13    1.40   -    1.60    11.68  -   11.91
            2003                          423     8.61 -    8.68       3,661           4.07    1.40   -    1.60    33.34  -   33.61
            2002                          370     6.45 -    6.49       2,395           1.13    1.40   -    1.60   -19.63  -  -19.47
            2001                          343     8.03 -    8.07       2,763           1.51    1.40   -    1.60   -23.50  -  -23.35

    (b) For period beginning February 2, 2004 and ended December 31, 2005
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the IAI
       Retirement Funds, Inc.
         Sub-Accounts:
          Balanced Portfolio
            2001 (z)                        -      N/A -     N/A  $        -           4.67%   1.40%  -    1.40%     N/A% -     N/A%
          Regional Portfolio
            2001 (z)                        -      N/A -     N/A           -           1.46    1.40   -    1.40      N/A  -     N/A
          Reserve Portfolio
            2001 (z)                        -      N/A -     N/A           -           0.09    1.40   -    1.40      N/A  -     N/A

    Investments in the J.P. Morgan
       Series Trust II Sub-Account:
          Small Company
            2004                          412    14.28 -   14.43       5,923           0.00    1.40   -    1.60    25.15  -   25.40
            2003                          350    11.41 -   11.51       4,022           0.00    1.40   -    1.60    33.82  -   34.09
            2002                          313     8.53 -    8.58       2,678           0.19    1.40   -    1.60   -22.90  -  -22.74
            2001                          207    11.06 -   11.11       2,292           0.04    1.40   -    1.60    -9.50  -   -9.32

    Investments in the Janus
       Aspen Series
       Sub-Accounts:
          Balanced
            2004                        4,454     9.88 -   14.82      71,733           2.18    1.25   -    1.80     6.59  -    7.18
            2003                        4,922     9.27 -   13.83      75,826           2.19    1.25   -    1.80    12.02  -   12.63
            2002                        5,211     8.27 -   12.28      75,388           2.43    1.25   -    1.80    -8.11  -   -7.61
            2001                        5,447     9.00 -   13.29      88,983           2.70    1.25   -    1.80    -6.38  -   -5.86
          Capital Appreciation
            2004 (a) (o)                  506    11.34 -   11.39       5,759           0.47    1.35   -    2.05    13.39  -   13.93
          Flexible Income
            2004                        1,891    12.74 -   13.52      27,294           5.63    1.25   -    1.80     2.11  -    2.68
            2003                        2,081    12.48 -   13.17      29,735           5.03    1.25   -    1.80     4.50  -    5.07
            2002                        2,108    11.94 -   12.53      30,198           4.63    1.25   -    1.80     8.51  -    9.10
            2001                        1,580    11.01 -   11.49      21,444           5.71    1.25   -    1.80     5.80  -    6.39
          Growth
            2004                        3,471     5.90 -   10.31      42,700           0.13    1.25   -    1.80     2.65  -    3.22
            2003                        4,186     5.75 -    9.98      52,040           0.09    1.25   -    1.80    29.38  -   30.10
            2002                        4,763     4.44 -    7.67      47,543           0.00    1.25   -    1.80   -27.82  -  -27.42
            2001                        6,103     6.15 -   10.57      87,101           0.07    1.25   -    1.80   -26.09  -  -25.68

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
    (z) For the period beginning January 1, 2001 and ended March 15, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Janus
       Aspen Series
       Sub-Accounts (continued):
          Mid Cap Growth
            2004                        2,547  $  4.41 - $ 12.45  $   33,097           0.00%   1.25%  -    1.80%   18.59% -   19.25%
            2003                        2,551     3.71 -   10.44      29,458           0.00    1.25   -    1.80    32.69  -   33.43
            2002                        2,706     2.80 -    7.83      25,069           0.00    1.25   -    1.80   -29.22  -  -28.83
            2001                        3,417     3.96 -   11.00      47,214           0.00    1.25   -    1.80   -40.54  -  -40.21
          Worldwide Growth
            2004                        3,764     5.72 -   10.32      48,443           0.94    1.25   -    1.80     2.91  -    3.48
            2003                        4,528     5.56 -    9.97      58,867           1.05    1.25   -    1.80    21.78  -   22.45
            2002                        5,370     4.56 -    8.14      60,043           0.84    1.25   -    1.80   -26.83  -  -26.43
            2001                        6,817     6.24 -   11.07     107,028           0.44    1.25   -    1.80   -23.83  -  -23.41

    Investments in the Janus
       Aspen Series (Service
       Shares) Sub-Accounts:
          Balanced
           (Service Shares)
            2004 (b)                      266    10.53 -   10.62       2,824           3.14    1.35   -    2.30     5.32  -    6.25
          Capital Appreciation
           (Service Shares)
            2004 (b)                       80    11.39 -   11.49         920           0.05    1.35   -    2.30    13.90  -   14.91
          Foreign Stock
           (Service Shares) (j)
            2004                          775    11.22 -   11.94       9,329           0.32    1.25   -    2.30    12.18  -   16.75
            2003                          365    10.23 -   11.82       3,877           0.56    1.25   -    2.05    30.66  -   31.73
            2002                          309     7.76 -    9.05       2,448           0.66    1.25   -    2.05   -22.38  -   -9.54
            2001 (y)                        1    10.68 -   10.69           8           0.11    1.35   -    1.60     6.79  -    6.89
          Mid Cap Value
           (Service Shares)
            2004 (b)                      339    11.20 -   11.30       3,825           0.90    1.35   -    2.30    12.04  -   13.03
          Risk-Managed Core
           (Service Shares)
            2004 (b)                      140    11.24 -   11.34       1,582           0.52    1.35   -    2.30    12.39  -   13.39

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (j) Previously known as International Value (Service Shares)
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Janus Aspen
       Series (Service Shares)
       Sub-Accounts (continued):
          Worldwide Growth
           (Service Shares)
             2004                         305  $  8.67 - $  8.88  $    2,827           0.94%   1.35%  -    2.05%    2.38% -    3.12%
             2003                         296     8.47 -    8.61       2,626           0.81    1.35   -    2.05    21.15  -   22.01
             2002                         220     6.99 -    7.06       1,572           0.86    1.35   -    2.05   -30.09  -  -26.71
             2001 (y)                      35     9.62 -    9.63         334           0.12    1.35   -    1.80    -3.83  -   -3.66

    Investments in the Lazard
       Retirement Series, Inc.
       Sub-Accounts:
          Emering Markets
             2004                         347    18.29 -   18.74       5,879           0.64    1.35   -    2.05    27.91  -   28.83
             2003                         234    14.30 -   14.54       3,075           0.04    1.35   -    2.05    49.81  -   50.88
             2002                         143     9.55 -    9.64       1,237           0.74    1.35   -    2.05    -4.55  -   -3.61
             2001                          85     8.81 -    9.91         744           0.53    1.40   -    1.75    -6.40  -   -0.95
          International Equity
             2004                         234     9.40 -    9.49       2,213           0.52    1.40   -    1.60    13.16  -   13.38
             2003                         231     8.30 -    8.37       1,931           0.28    1.40   -    1.60    26.49  -   26.74
             2002                         236     6.57 -    6.61       1,557           0.09    1.40   -    1.60   -12.13  -  -11.95
             2001                         190     7.47 -    7.50       1,424           0.00    1.40   -    1.60   -25.28  -  -25.13

    Investments in the LSA
       Variable Series Trust
       Sub-Accounts:
          LSA Aggressive Growth
             2004 (k)                       -       NA -      NA           -           0.00    1.35   -    2.05       NA  -      NA
             2003                         246     8.54 -    8.69       2,279           0.00    1.35   -    2.05    35.85  -   36.82
             2002                          75     6.29 -    6.35         491           0.00    1.35   -    2.05   -37.14  -  -32.52
             2001 (y)                      20     9.40 -    9.41         188           0.00    1.35   -    1.60    -6.02  -   -5.93
          LSA Balanced
             2004 (l)                       -       NA -      NA           -           0.28    1.25   -    2.15       NA  -      NA
             2003                       1,931     9.71 -   11.07      21,256           1.50    1.25   -    2.15    26.45  -   27.62
             2002                       1,062     7.68 -    8.68       9,209           1.09    1.25   -    2.15   -23.19  -  -13.22
             2001                         438     9.62 -    9.64       4,882           2.52    1.35   -    1.95    -3.85  -   -3.62

    (k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
    (l) On April 30, 2004, LSA Balanced merged into OpCap Balanced
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the LSA
       Variable Series Trust
       Sub-Accounts (continued):
          LSA Basic Value
            2004 (m)                        -  $    NA - $    NA  $        -           0.00%   1.25%  -    2.05%      NA% -      NA%
            2003                        1,789     9.60 -   10.07      17,755           0.00    1.25   -    2.05    30.69  -   31.77
            2002                          707     7.34 -    7.65       5,296           0.00    1.25   -    2.05   -23.55  -  -23.31
            2001 (y)                       44     9.58 -    9.60         421           0.02    1.35   -    2.05    -4.24  -   -3.99
          LSA Blue Chip
            2004 (n)                        -       NA -      NA           -           0.00    1.35   -    2.15       NA  -      NA
            2003                        1,055     8.61 -    8.78       9,686           0.03    1.35   -    2.15   -13.92  -   23.55
            2002                          373     7.04 -    7.10       2,687           0.00    1.35   -    1.95   -27.64  -  -27.19
            2001 (y)                       21     9.73 -    9.76         205           0.00    1.35   -    1.95    -2.66  -   -2.44
          LSA Capital Appreciation
            2004 (o)                        -       NA -      NA           -           0.00    1.35   -    2.05       NA  -      NA
            2003                          423     8.92 -    9.08       4,000           0.00    1.35   -    2.05    27.67  -   28.58
            2002                          153     6.99 -    7.06       1,095           0.00    1.35   -    2.05   -30.10  -  -29.62
            2001 (y)                        9    10.01 -   10.03          89           0.00    1.35   -    1.80     0.13  -    0.31
          LSA Capital Growth
            2004 (p)                        -       NA -      NA           -           0.00    1.35   -    2.05       NA  -      NA
            2003                          799     8.66 -    8.81       6,820           0.23    1.35   -    2.05   -13.42  -   21.87
            2002                          657     7.16 -    7.23       4,599           0.04    1.35   -    1.95   -28.35  -  -25.39
            2001                          419     9.67 -    9.68       3,909           0.00    1.35   -    1.80    -3.32  -   -3.15
          LSA Disciplined Equity
            2003 (x)                        -     7.29 -    7.38           -           0.46    1.35   -    2.05     4.04  -    4.28
            2002                          653     7.00 -    7.07       4,357           0.58    1.35   -    2.05   -26.79  -  -26.27
            2001                          325     9.57 -    9.59       2,851           0.28    1.35   -    2.05    -4.33  -   -4.07
          LSA Diversified Mid Cap
            2004 (q)                        -       NA -      NA           -           0.02    1.25   -    2.15       NA  -      NA
            2003                          858    10.22 -   10.23       8,814           0.10    1.25   -    2.15     2.32  -   31.15
            2002                          354     7.79 -    7.88       2,797           0.17    1.25   -    2.05   -22.09  -  -21.15
            2001 (y)                       24     9.97 -   10.00         237           0.13    1.35   -    1.95    -0.27  -   -0.05
          LSA Emerging Growth
           Equity
            2004 (r)                        -       NA -      NA           -           0.00    1.25   -    2.05       NA  -      NA
            2003                        1,119     8.22 -    9.97      10,369           0.00    1.25   -    2.05   -17.79  -   45.11
            2002                          323     5.72 -    6.87       1,848           0.00    1.25   -    1.95   -42.80  -  -31.32
            2001                          246     9.71 -   10.06       2,394           0.03    1.35   -    1.60   -19.15  -    0.63

    (m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
    (n) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity
        Growth
    (o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
    (p) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
    (q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
    (r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
    (x) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the LSA
       Variable Series Trust
       Sub-Accounts (continued):
          LSA Equity Growth
            2004 (s)                        -  $    NA - $    NA  $        -           0.00%   1.35%  -    2.05%      NA% -      NA%
            2003 (x)                    1,277     8.26 -    8.41      10,035           0.00    1.35   -    2.05   -17.36  -   21.81
            2002                          394     6.84 -    6.90       2,512           0.00    1.35   -    1.95   -31.57  -  -30.76
            2001                          336     9.95 -    9.97       3,042           0.07    1.35   -    1.80    -0.50  -   -0.33
          LSA Mid Cap Value
            2004 (t)                        -       NA -      NA           -           0.08    1.25   -    2.05       NA  -      NA
            2003                        1,161    11.66 -   13.19      14,067           0.11    1.25   -    2.05    36.92  -   38.04
            2002                          605     8.45 -    9.64       5,354           0.40    1.25   -    2.05   -15.54  -   -3.64
            2001 (y)                       12    10.64 -   10.66         124           0.69    1.35   -    1.80     6.45  -    6.63
          LSA Value Equity
            2004 (u)                        -       NA -      NA           -           0.49    1.25   -    2.15       NA  -      NA
            2003                        1,139     9.33 -   10.20      12,431           1.71    1.25   -    2.15    -6.74  -   28.82
            2002                          746     7.32 -    7.92       6,520           0.00    1.25   -    2.05   -23.77  -  -20.80
            2001                          373     9.60 -    9.62       4,369           0.65    1.35   -    2.05    -4.02  -   -3.77

    Investments in the MFS
       Variable Insurance Trust
       Sub-Accounts:
          MFS Emerging Growth
            2004                          903     4.92 -   10.03       7,161           0.00    1.25   -    1.80    10.94  -   11.56
            2003                          902     4.43 -    9.00       6,686           0.00    1.25   -    1.80    27.91  -   28.61
            2002                          742     3.46 -    6.99       4,611           0.00    1.25   -    1.80   -34.94  -  -34.58
            2001                          852     5.33 -   10.69       8,401           0.00    1.25   -    1.80   -34.68  -  -34.32
          MFS Investors Trust
            2004                          712     8.28 -   10.00       6,741           0.62    1.25   -    1.80     9.37  -    9.97
            2003                          756     7.57 -    9.09       6,566           0.61    1.25   -    1.80    19.97  -   20.63
            2002                          669     6.31 -    7.54       4,924           0.56    1.25   -    1.80   -22.38  -  -21.95
            2001                          672     8.13 -    9.66       6,416           0.47    1.25   -    1.80   -17.46  -  -17.00
          MFS New Discovery
            2004                        1,275     7.71 -   16.56      13,851           0.00    1.25   -    1.80     4.62  -    5.20
            2003                        1,127     7.37 -   15.74      12,453           0.00    1.25   -    1.80    31.33  -   32.06
            2002                          700     5.61 -   11.92       6,737           0.00    1.25   -    1.80   -32.85  -  -32.48
            2001                          573     8.36 -   17.65       8,863           0.00    1.25   -    1.80    -6.73  -   -6.22

    (s) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
    (t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF
        U.S. Mid Cap Value
    (u) On April 30, 2004, LSA Value Equity merged into Investors
    (x) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the MFS
       Variable Insurance Trust
       Sub-Accounts (continued):
         MFS Research
            2004                          481  $  7.09 - $ 10.41  $    4,716           1.04%   1.25%  -    1.80%   13.78% -   14.41%
            2003                          497     6.23 -    9.10       4,296           0.64    1.25   -    1.80    22.48  -   23.16
            2002                          504     5.08 -    7.39       3,590           0.27    1.25   -    1.80   -25.89  -  -25.48
            2001                          536     6.86 -    9.92       5,177           0.01    1.25   -    1.80   -22.67  -  -22.24
         MFS Total Return
            2004                        2,556    12.83 -   14.49      35,647           1.64    1.25   -    1.80     9.34  -    9.94
            2003                        2,207    11.74 -   13.18      28,160           1.45    1.25   -    1.80    14.25  -   14.88
            2002                        1,475    10.27 -   11.47      16,502           1.88    1.25   -    1.80    -6.86  -   -6.35
            2001                        1,004    11.03 -   12.25      12,169           1.99    1.25   -    1.80    -1.55  -   -1.01

    Investments in the MFS
       Variable Insurance Trust
       (Service Class)
       Sub-Accounts:
         MFS High Income
          (Service Class)
            2004 (b)                      431    10.56 -   10.65       4,584           0.73    1.35   -    2.30     5.58  -    6.52
         MFS Investor Growth
          Stock (Service Class)
            2004 (b)                       68    10.38 -   10.47         715           0.00    1.35   -    2.30     3.79  -    4.71
         MFS Investors Trust
          (Service Class)
            2004 (b)                       88    10.72 -   10.81         953           0.04    1.35   -    2.25     7.20  -    8.10
         MFS New Discovery
          (Service Class)
            2004                          754     9.60 -    9.86       7,434           0.00    1.35   -    2.30    -1.43  -    4.78
            2003                          439     8.99 -    9.17       4,138           0.00    1.35   -    2.15   -10.10  -   31.63
            2002                          226     6.90 -    6.96       1,593           0.00    1.35   -    2.05   -32.72  -  -31.05
            2001 (y)                       19    10.33 -   10.35         197           0.00    1.35   -    1.80     3.33  -    3.50
         MFS Total Return
          (Service Class)
            2004 (b)                      667    10.67 -   10.78       7,176           0.09    1.35   -    2.45     6.74  -    7.83

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the MFS
       Variable Insurance Trust
         (Service Class)
         Sub-Accounts (continued):
          MFS Utilities
           (Service Class)
            2004                          360  $ 11.36 - $ 11.67  $    4,785           1.23%   1.35%  -    2.15%   27.06% -   28.09%
            2003                          238     8.94 -    9.11       2,389           1.69    1.35   -    2.15   -10.63  -   33.74
            2002                          108     6.75 -    6.81         766           0.92    1.35   -    2.05   -32.53  -  -23.94
            2001 (y)                       48     8.94 -    8.96         428           0.00    1.35   -    1.95   -10.63  -  -10.42
          MFS Value
           (Service Class)
            2004 (b)                      154    11.08 -   11.17       1,715           0.04    1.35   -    2.30    10.77  -   11.75

    Investments in the Oppenheimer
       Variable Account Funds
       (Service Class ("SC"))
       Sub-Accounts:
          Oppenheimer Global
           Securities (SC)
            2004 (b)                      525    11.29 -   11.39       5,968           0.00    1.35   -    2.30    12.91  -   13.90
          Oppenheimer Main
           Street Small Cap
           Growth (SC)
            2004                        2,781    11.22 -   13.16      35,809           0.00    1.25   -    2.30    12.24  -   17.70
            2003                        1,509    11.18 -   11.96      17,137           0.00    1.25   -    2.05    41.29  -   42.45
            2002                          544     7.85 -    8.46       4,398           0.00    1.25   -    2.05   -21.53  -  -15.38
            2001 (y)                        9    10.28 -   10.30          94           0.00    1.25   -    1.95     2.80  -    3.03

    Investments in the Panorama
       Series Fund, Inc. (Service
       Class ("SC")) Sub-Account:
          Oppenheimer
           International Growth
              2004                        216    10.95 -   11.25       2,457           1.29    1.35   -    2.15    14.63  -   15.57
              2003                        164     9.55 -    9.74       1,613           0.70    1.35   -    2.15    -4.51  -   43.57
              2002                         73     6.71 -    6.78         500           0.27    1.35   -    2.05   -32.85  -  -25.53
              2001 (y)                      2     9.09 -    9.11          21           0.00    1.35   -    1.80    -9.10  -   -8.94

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the PIMCO
       Advisors Variable Insurance
         Trust Sub-Accounts:
          NJF Small Cap Value
            2004 (b)                      214  $ 11.79 - $ 11.89  $    2,543           1.84%   1.35%  -    2.30%   17.88% -   18.92%
          OpCap Balanced
            2004 (a) (l)                2,654    10.74 -   10.81      28,646           0.00    1.25   -    2.30     7.35  -    8.12
          OpCap Equity
            2004                          581    11.33 -   11.45       6,631           0.86    1.40   -    1.60    10.15  -   10.37
            2003                          454    10.28 -   10.37       4,694           1.03    1.40   -    1.60    26.53  -   26.79
            2002                          311     8.13 -    8.18       2,538           0.70    1.40   -    1.60   -22.66  -  -22.51
            2001                          208    10.51 -   10.56       2,193           0.49    1.40   -    1.60    -8.50  -   -8.32
          OpCap Small Cap
            2004                        1,677    11.81 -   12.47      23,929           0.04    1.25   -    2.05    15.47  -   16.42
            2003                        1,326    10.14 -   10.80      16,306           0.03    1.25   -    2.05    39.73  -   40.88
            2002                          522     7.20 -    7.73       4,951           0.04    1.25   -    2.05   -28.00  -  -22.74
            2001                          123    10.08 -   10.09       1,961           0.54    1.35   -    1.80     0.76  -    0.93
          PEA Renaissance
            2004 (b)                      374    11.13 -   11.23       4,189           0.00    1.35   -    2.30    11.30  -   12.29
          PEA Science and
           Technology
            2004                        2,306     8.75 -   10.77      11,123           0.00    1.25   -    2.30   -12.45  -   -6.28
            2003                        2,464     7.54 -   11.49      14,360           0.00    1.25   -    2.15   -24.64  -   61.31
            2002                          296     4.73 -    7.13         793           0.00    1.25   -    1.95   -52.72  -  -28.74
            2001 (aa)                      77     9.57 -    9.59         297           0.00    1.35   -    1.80    -4.30  -   -4.14

    Investments in the PIMCO
       Variable Insurance Trust
       Sub-Accounts:
          Foreign Bond
            2004                        1,669    10.29 -   11.12      18,967           1.95    1.25   -    2.30     2.91  -    4.25
            2003                        1,300    10.67 -   10.72      14,430           2.87    1.25   -    2.05     0.16  -    0.99
            2002                          368    10.56 -   10.70       4,133           2.88    1.25   -    2.05     5.65  -    7.01
            2001                           56    10.11 -   10.12         650           4.02    1.35   -    1.80     1.07  -    1.24
          Money Market
            2004                        3,041     9.87 -    9.94      31,127           0.94    1.35   -    2.30    -1.28  -   -0.48
            2003                        2,561     9.79 -    9.98      26,639           0.77    1.35   -    2.15    -2.08  -   -0.64
            2002                        2,446     9.95 -   10.05      25,842           1.50    1.35   -    2.05    -0.67  -    0.04
            2001                        1,196    10.02 -   10.04      12,856           2.58    1.35   -    2.05     0.17  -    0.44

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (l) On April 30, 2004, LSA Balanced merged into OpCap Balanced
    (aa) For the period beginning May 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the PIMCO
       Variable Insurance Trust
       Sub-Accounts (continued):
          PIMCO Real Return
            2004                        1,139  $ 10.50 - $ 11.26  $   12,188           0.87%   1.35%  -    2.30%    5.03% -    7.44%
            2003 (w)                      121    10.42 -   10.48       1,262           0.36    1.35   -    2.15     4.25  -    4.82
          PIMCO Total Return
            2004                        8,227    10.18 -   11.34      97,339           1.90    1.25   -    2.45     1.78  -    3.58
            2003                        6,667    10.95 -   11.10      77,950           2.94    1.25   -    2.15     2.78  -    3.73
            2002                        3,913    10.56 -   10.80      44,468           3.18    1.25   -    2.15     5.57  -    7.97
            2001                          553    10.12 -   10.15       6,425           4.14    1.35   -    1.95     1.23  -    1.46
          StocksPLUS Growth
           and Income
            2004                          818     9.93 -   10.03       8,166           1.77    1.40   -    1.60     9.05  -    9.27
            2003                          763     9.10 -    9.18       6,981           2.16    1.40   -    1.60    28.31  -   28.57
            2002                          498     7.09 -    7.14       3,544           3.05    1.40   -    1.60   -21.48  -  -21.32
            2001                          284     9.03 -    9.07       2,569           4.00    1.40   -    1.60   -12.85  -  -12.68

    Investment in the Putnam
       Variable Trust Sub-Accounts:
          VT High Yield
            2004                          788    12.87 -   13.18      10,274           7.86    1.35   -    2.05     8.28  -    9.05
            2003                          542    11.89 -   12.09       6,502           6.23    1.35   -    2.05    23.95  -   24.83
            2002                          171     9.59 -    9.68       1,649           4.50    1.35   -    2.05    -4.11  -   -2.07
            2001                           13     9.87 -    9.89         127           0.00    1.35   -    1.95    -1.35  -   -1.12
          VT International Growth
           and Income
            2004                          464    12.73 -   13.33       6,120           1.11    1.25   -    2.05    18.50  -   19.48
            2003                          359    10.74 -   11.16       3,957           1.09    1.25   -    2.05    35.02  -   36.14
            2002                          169     7.96 -    8.20       1,374           0.04    1.25   -    2.05   -20.44  -  -18.02
            2001                            3     9.44 -    9.44          27           0.00    1.35   -    1.60    -5.65  -   -5.56

    (w) For the period beginning May 1, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investment in the Rydex
       Variable Trust Sub-Accounts:
          Rydex OTC
            2004                          524  $  8.90 - $  9.15  $    3,473           0.00%   1.35%  -    2.15%    7.00% -    7.87%
            2003                          529     8.32 -    8.48       3,121           0.00    1.35   -    2.15   -16.79  -   43.46
            2002                          236     5.86 -    5.91       1,008           0.00    1.35   -    1.95   -40.05  -  -39.68
            2001 (aa)                      29     9.78 -    9.80         200           0.00    1.35   -    1.95    -2.19  -   -1.97
          Rydex Sector Rotation
            2004                           61    10.51 -   10.60         682           0.00    1.35   -    2.30     5.06  -    5.99
            2003 (w)                        8    12.41 -   12.47          99           0.00    1.35   -    2.05    24.12  -   24.71

    Investments in the Salomon
       Brothers Variable Series
       Funds Inc. Sub-Accounts:
          Investors
            2004                        1,376    10.89 -   10.95      15,049           2.81    1.25   -    2.15     8.87  -    9.54
          Variable All Cap
            2004                          930    10.21 -   10.49      12,327           0.56    1.35   -    2.15     5.98  -    6.85
            2003                          861     9.63 -    9.82      10,749           0.27    1.35   -    2.15    -3.69  -   37.16
            2002                          673     7.09 -    7.16       6,170           0.54    1.35   -    2.05   -29.11  -  -26.07
            2001                          387     9.67 -    9.68       5,207           0.89    1.35   -    1.80    -3.33  -   -3.16

    Investments in the Salomon
       Brothers Variable Series
        Funds Inc. (Class II)
         Sub-Accounts:
          All Cap (Class II)
            2004 (b)                       82    10.23 -   10.32         845           0.34    1.35   -   2.30%     2.34  -    3.24
          High Yield (Class II)
            2004 (b)                      656    10.78 -   10.87       7,115         1 1.18    1.35   -    2.30     7.76  -    8.71
          Variable Investors
             (ClassII)
            2004 (b)                      106    10.33 -   10.42       1,107           1.72    1.35        2.30     3.30  -    4.21

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (w) For the period beginning May 1, 2003 and ended December 31, 2003
    (aa) For the period beginning May 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Scudder
       Variable Insurance Trust
       (Class B) Sub-Accounts:
          EAFE Equity Index
           (Class B)
            2004                           22  $ 15.25 - $ 15.43  $      342           2.98%   1.35%  -    2.05%   17.18% -   52.51%
            2003 (w)                        3    13.13 -   13.17          38           0.00    1.35   -    1.80    31.30  -   31.70
          Equity 500 Index
           (Class B)
            2004                          272    13.03 -   13.19       3,580           0.98    1.35   -    2.05     8.06  -    8.83
            2003 (w)                      110    12.06 -   12.12       1,333           0.00    1.35   -    2.05    20.61  -   21.19
          Small Cap Index
           (Class B)
            2004                           79    15.88 -   16.07       1,264           0.22    1.35   -    2.05    15.89  -   58.81
            2003 (w)                       54    13.81 -   13.87         753           0.00    1.35   -    1.95    38.11  -   38.67

    Investments in the Scudder
       Variable Series I
       Sub-Accounts:
          Balanced
            2004                        1,454     8.99 -   11.59      19,407           1.77    1.25   -    1.80     4.58  -    5.16
            2003                        1,499     8.60 -   11.02      19,804           2.33    1.25   -    1.80    15.83  -   16.47
            2002                        1,493     7.42 -    9.47      17,979           2.87    1.25   -    1.80   -16.59  -  -16.13
            2001                        1,762     8.90 -   11.29      25,601           2.51    1.25   -    1.80    -7.75  -   -7.23
          Bond
            2004                        1,509    12.45 -   13.05      20,076           4.13    1.25   -    1.80     3.50  -    4.07
            2003                        1,611    12.03 -   12.54      20,921           4.34    1.25   -    1.80     3.19  -    3.76
            2002                        1,612    11.65 -   12.08      20,534           5.64    1.25   -    1.80     5.74  -    6.32
            2001                        1,559    11.02 -   11.36      18,845           3.09    1.25   -    1.80     3.85  -    4.42
          Global Discovery
            2004                          736     9.43 -   17.44      10,063           0.24    1.25   -    1.80    21.15  -   21.81
            2003                          641     7.78 -   14.32       7,673           0.06    1.25   -    1.80    46.43  -   47.24
            2002                          369     5.31 -    9.72       3,268           0.00    1.25   -    1.80   -21.32  -  -20.88
            2001                          298     6.75 -   12.29       3,484           0.00    1.25   -    1.80   -25.95  -  -25.54
          Growth and Income
            2004                          426     8.49 -    9.65       3,943           0.81    1.25   -    1.80     8.20  -    8.79
            2003                          449     7.85 -    8.87       3,859           0.93    1.25   -    1.80    24.48  -   25.17
            2002                          388     6.31 -    7.09       2,704           1.03    1.25   -    1.80   -24.50  -  -24.08
            2001                          368     8.35 -    9.34       3,398           1.13    1.25   -    1.80   -12.89  -  -12.41

    (w) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Scudder
       Variable Series I Sub-Accounts
       (continued):
          International
            2004                          480  $  6.81 - $  9.79  $    4,039           1.27%   1.25%  -    1.80%   14.45% -   15.08%
            2003                          459     5.95 -    8.51       3,444           1.01    1.25   -    1.80    25.47  -   26.17
            2002                          296     4.74 -    6.74       1,895           0.70    1.25   -    1.80   -19.82  -  -19.38
            2001                          447     5.91 -    8.36       3,673           0.47    1.25   -    1.80   -32.10  -  -31.72

    Investments in the STI Classic
       Variable Trust Sub-Accounts:
          STI Capital Appreciation
            2004                          259     8.38 -    9.12       2,277           0.20    1.25   -    1.80     4.85  -    5.43
            2003                          223     7.99 -    8.65       1,871           0.00    1.25   -    1.80    16.34  -   16.98
            2002                          168     6.87 -    7.40       1,219           0.00    1.25   -    1.80   -23.28  -  -22.86
            2001                           79     8.95 -    9.59         751           0.01    1.25   -    1.80    -7.04  -   -6.53
          STI International Equity
            2004                            9     9.49 -   10.51          92           1.54    1.25   -    1.80    17.22  -   17.86
            2003                           10     8.09 -    8.91          91           0.38    1.25   -    1.80    34.87  -   35.61
            2002                           34     6.00 -    6.57         226           0.00    1.25   -    1.80   -20.04  -  -19.60
            2001                          128     7.50 -    8.18       1,041           0.00    1.25   -    1.80   -24.95  -  -18.44
          STI Value Income Stock
            2004                          533    10.44 -   12.68       5,826           1.38    1.25   -    1.80    13.24  -   13.86
            2003                          192     9.17 -   11.20       1,857           1.30    1.25   -    1.80    20.92  -   21.59
            2002                          241     7.54 -    9.26       1,864           1.07    1.25   -    1.80   -18.47  -  -18.02
            2001                          372     9.20 -   11.36       3,456           2.31    1.25   -    1.80    -2.91  -   -2.37

    Investments in the Strong
       Opportunity Fund II, Inc.
         Sub-Account:
          Opportunity Fund II
            2004                        1,535    10.78 -   16.65      21,042           0.00    1.25   -    1.80    16.11  -   16.75
            2003                        1,351     9.28 -   14.26      16,545           0.08    1.25   -    1.80    34.57  -   35.31
            2002                        1,225     6.90 -   10.54      11,660           0.48    1.25   -    1.80   -28.13  -  -27.73
            2001                          864     9.60 -   14.59      11,873           0.49    1.25   -    1.80    -5.43  -   -4.91

    Investments in the Strong
       Variable Insurance Funds, Inc.
         Sub-Accounts:
          Discovery Fund II
            2002 (ab)                       -      N/A -     N/A           -           0.00    1.25   -    1.80      N/A  -     N/A
            2001                          107     9.46 -   12.14       1,269           1.11    1.25   -    1.80     2.21  -    2.78

    (ab) For the period beginning January 1, 2002 and ended May 16, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Strong
       Variable Insurance Funds, Inc.
         Sub-Accounts (continued):
          Mid Cap Growth Fund II
            2004                        1,095  $  5.18 - $ 11.84  $    9,446           0.00%   1.25%  -    1.80%   17.03% -   17.68%
            2003                          966     4.43 -   10.06       7,403           0.00    1.25   -    1.80    31.82  -   32.55
            2002                          723     3.36 -    7.59       4,578           0.00    1.25   -    1.80   -38.66  -  -38.32
            2001                          760     5.47 -   12.31       8,300           0.00    1.25   -    1.80   -32.02  -  -31.64

    Investments in the T. Rowe
       Price Equity Series, Inc.
       Sub-Accounts:
          T. Rowe Price Equity
           Income
            2004                        2,869    13.63 -   14.91      41,370           1.63    1.25   -    1.80    12.87  -   13.49
            2003                        2,216    12.07 -   13.14      28,311           1.57    1.25   -    1.80    23.26  -   23.94
            2002                        1,609     9.79 -   10.60      16,770           1.93    1.25   -    1.80   -14.67  -  -14.20
            2001                        1,303    11.48 -   12.36      15,986           1.64    1.25   -    1.80    -0.36  -    0.20
          T. Rowe Price Mid-Cap
           Growth
            2004                        2,104    11.96 -   18.12      32,416           0.00    1.25   -    1.80    16.23  -   16.87
            2003                        1,994    10.29 -   15.51      26,891           0.00    1.25   -    1.80    35.92  -   36.67
            2002                        1,181     7.57 -   11.35      12,238           0.00    1.25   -    1.80   -22.66  -  -22.23
            2001                          734     9.79 -   14.59      10,238           0.00    1.25   -    1.80    -2.70  -   -2.16
          T. Rowe Price New
           America Growth
            2004                          469     7.93 -    9.95       4,315           0.06    1.25   -    1.80     8.91  -    9.51
            2003                          398     7.28 -    9.09       3,398           0.00    1.25   -    1.80    32.70  -   33.43
            2002                          410     5.49 -    6.81       2,661           0.00    1.25   -    1.80   -29.59  -  -29.20
            2001                          178     7.80 -    9.62       1,678           0.00    1.25   -    1.80   -22.04  -  -12.95

    Investments in the T. Rowe
       Price Equity Series, Inc. - II
       Sub-Accounts:
          T. Rowe Price Blue Chip
           Growth II
            2004 (b)                      325    10.40 -   10.49       3,405           0.80    1.35   -    2.30     3.98  -    4.90
          T. Rowe Price Equity
           Income II
            2004 (b)                    1,161    10.99 -   11.11      12,863           1.25    1.35   -    2.45     9.93  -   11.06

    (b) For period beginning February 2, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the T. Rowe
       Price International Series,
       Inc. Sub-Account:
          T. Rowe Price
           International Stock
            2004                          783  $  7.51 - $ 10.34  $    7,284           1.26%   1.25%  -    1.80%   11.74% -   12.36%
            2003                          563     6.72 -    9.20       4,715           1.36    1.25   -    1.80    28.20  -   28.90
            2002                          376     5.24 -    7.14       2,549           0.72    1.25   -    1.80   -19.75  -  -19.31
            2001                          574     6.53 -    8.85       4,955           2.60    1.25   -    1.80   -23.61  -  -23.19

    Investments in The Universal
       Institutional Funds, Inc.
       Sub-Accounts:
          Van Kampen UIF
           Equity Growth
            2004 (a) (n) (p) (s)        2,825    10.72 -   10.78      30,428           0.34    1.35   -    2.15     7.22  -    7.81
          Van Kampen UIF
           High Yield
            2004                          812    11.32 -   11.63       8,803           6.00    1.35   -    2.15     7.13  -    8.01
            2003                          559    10.56 -   10.77       5,631           0.00    1.35   -    2.15     5.62  -   24.01
            2002                          292     8.60 -    8.68       2,361          12.05    1.35   -    2.05   -14.01  -   -8.52
            2001                          166     9.48 -    9.49       1,437          14.19    1.35   -    1.80    -5.24  -   -5.08
          Van Kampen UIF
           Mid Cap Growth
            2004                          719     9.90 -   10.00       7,161           0.00    1.40   -    1.60    19.67  -   19.91
            2003                          651     8.27 -    8.34       5,414           0.00    1.40   -    1.60    39.52  -   39.80
            2002                          438     5.93 -    5.97       2,605           0.00    1.40   -    1.60   -32.25  -  -32.12
            2001                          337     8.75 -    8.79       2,959           0.00    1.40   -    1.60   -30.44  -  -30.30
          Van Kampen UIF
           U.S. Mid Cap
           Value (q) (t) (v)
            2004                        3,402    11.26 -   11.33      41,777           0.04    1.25   -    2.15    12.63  -   13.33
            2003                          502    12.35 -   12.45       6,228           0.00    1.40   -    1.60    39.27  -   39.54
            2002                          453     8.87 -    8.92       4,037           0.00    1.40   -    1.60   -29.17  -  -29.02
            2001                          285    12.52 -   12.57       3,581           0.00    1.40   -    1.60    -4.70  -   -4.50

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (n) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity
        Growth
    (p) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
    (q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
    (s) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
    (t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
    (v) Previously known as Van Kampen UIF Mid Cap Core

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in The Universal
       Institutional Funds, Inc.
       (Class II) Sub-Accounts:
          Van Kampen UIF
           Equity Growth
           (Class II)
            2004 (b)                      108  $ 10.30 - $ 10.38  $    1,121           0.04%   1.35%  -    2.25%    2.97% -    3.83%
          Van Kampen UIF U.S.
           Real Estate (Class II)
            2004                        1,023    12.74 -   17.16      13,559           0.77    1.35   -    2.30    27.40  -   34.24
            2003 (w)                       68    12.72 -   12.78         871           0.00    1.35   -    2.05    27.19  -   27.80

    Investments in the Van Eck
       Worldwide Insurance Trust
         Sub-Accounts:
          Van Eck Worldwide
           Absolute Return
            2004 (b)                       91     9.83 -    9.92         898           0.00    1.35   -    2.30    -1.70  -   -0.83

    Investments in the Van Eck
       Worldwide Insurance Trust
         Sub-Accounts (continued):
          Van Eck Worldwide
           Emerging Markets
            2004 (b)                       53    12.00 -   12.11         637           0.00    1.35   -    2.30    20.00  -   21.06
          Van Eck Worldwide
           Hard Assets
            2004 (b)                       97    12.35 -   12.45       1,200           0.00    1.35   -    2.30    23.46  -   24.55

    Investments in the Van Kampen
       Life Investment Trust
         (Class II) Sub-Accounts:
          LIT Aggressive Growth
           (Class II)
            2004 (b) (k) (r)              897    11.01 -   11.16       9,985           0.00    1.25   -    2.30    10.14  -   11.56
          LIT Government
           (Class II)
            2004 (b)                      387    10.10 -   10.19       3,931           0.00    1.35   -    2.30     0.98  -    1.87

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
    (r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
    (w) For the period beginning May 1, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Van Kampen
       Life Investment Trust
         (Class II) Sub-Accounts
         (continued):
          LIT Growth and Income
           (Class II)
            2004                        3,503  $ 10.99 - $ 11.60  $   40,040           0.58%   1.25%  -    2.30%    9.86% -   12.70%
            2003                        1,743    10.02 -   10.29      17,817           0.39    1.25   -    2.15     0.16  -   26.09
            2002                          588     8.04 -    8.16       4,773           0.20    1.25   -    1.95   -19.60  -  -18.37
            2001 (y)                       20     9.62 -    9.64         196           0.00    1.35   -    1.80    -3.77  -   -3.60

    (y) For the period beginning August 1, 2001 and ended December 31, 2001

                                     PART C

                                OTHER INFORMATION

                   ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

         None

The following financial statements, along with the accompanying Reports of Independent Registered Public Accounting Firm, are included in Part B of the Registration Statement:

     The financial statements (prepared on the GAAP basis of accounting) for Lincoln Benefit Life Company as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and related financial statement schedules.


     The financial statements (prepared on the GAAP basis of accounting) of the sub-accounts comprising the Separate Account as of December 31, 2004, and for each of the years in the two-year period then ended.

The following financial statements are included in Part C of the Registration
Statement:

None

(b) Exhibits


      (1)Resolution of the Board of Directors of Lincoln Benefit Life Company
         authorizing the establishment of the
         Lincoln Benefit Life Variable Annuity Account....................................................(2)

      (2)  Custody Agreements ............................................................................(not applicable)

      (3)  (a)  Principal Underwriting Agreement..................................................(4)

           (b)  Form of Selling Agreement.................................................................(5)

      (4)  Variable Annuity Contract......................................................................(2)

      (5)  Application for Contract.......................................................................(2)

      (6) Depositor--Corporate Documents

           (a)  Articles of Incorporation of Lincoln Benefit Life Company,as amended......................(1)

           (b)  By-Laws of Lincoln Benefit Life Company................................................... (1)

      (7) Reinsurance Contract......................................................................(2)

      (8) Participation Agreements:

           (a)  Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company.......................................................... (1)

           (b) Participation Agreement among Lincoln Benefit Life Company,
                Variable Insurance Products Fund and Fidelity Distributors Corporation.................... (1)

           (c) Participation Agreement among Lincoln Benefit Life Company,
                Variable Insurance Products Fund II and Fidelity Distributors Corporation................. (1)

           (d) (1) Participation Agreement among The Alger American Fund,
                      Lincoln Benefit Life Company and Fred Alger and Company, Incorporated............... (1)

                (2) Service Agreement between Fred Alger Management, Inc. and
                      Lincoln Benefit Life Company........................................................ (1)

           (e)  (1)  Participation Agreement between Scudder Variable Life
                      Investment Fund and Lincoln Benefit Life Company.................................... (1)

                (2) Reimbursement Agreement by and between Scudder,
                      Stevens & Clark, Inc. And Lincoln Benefit Life Company.............................. (1)

                (3)   Participating Contract and Policy Agreement between
                      Scudder Investor Services, Inc. and Lincoln Benefit
                      Financial Services.................................................................. (1)

           (f)  Form of Participation Agreement among Lincoln Benefit Life
                Company, Strong Variable Insurance Funds, Inc., Strong
                Opportunity Fund II, Inc., Strong Capital
                Management, Inc., and Strong Funds Distributors, Inc...................................... (1)

           (g)  Form of Participation Agreement among T. Rowe Price Equity
                Series, Inc., T. Rowe Price International Series, Inc., T. Rowe
                Price Investment Services, Inc., and Lincoln
                Benefit Life Company...................................................................... (1)

           (h)  Form of Participation Agreement among MFS Variable Insurance
                Trust, Lincoln Benefit Life Company, and
                Massachusetts Financial Services Company.................................................. (1)

           (i)  Form of Participation Agreement between Lincoln Benefit
                Life Company, Insurance Management Series and
                Federated Securities Corp................................................................. (1)

           (j)  Form of Participation Agreement between Lincoln Benefit
                Life Company, STI Classic Variable Trust and STI Capital Management....................... (5)

           (k) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company.......................................................... (8)

           (l)  Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust............................................................. (9)

           (m) Form of Participation Agreement among Oppenheimer Variable Account Funds,
                OppenheimerFunds, Inc., and Lincoln Benefit Life Company ................................. (8)

           (n) Form of Participation Agreement among PIMCO Variable Insurance Trust,
                Lincoln Benefit Life Company and PIMCO Funds Distributor LLC.............................. (6)

           (o) Form of Participation Agreement among Putnam Variable Trust,
                Putnam Retail Management, Inc., and Lincoln Benefit Life Company.......................... (8)

           (p)  Form of Participation Agreement among Van Kampen Investment
                Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc.,
                and Lincoln Benefit Life Company.......................................................... (8)

           (q)  (1)   Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust.......................................................... (6)

           (q)  (2)   Amendment to Participation Agreement Among OCC Accumulation
                      Trust, OCC Distributors, and Lincoln Benefit Life Company........................... (7)

          (r)   Form  of  Participation  Agreement  among  Lincoln  Benefit  Life Company,  The  Universal  Institutional  Funds,
                Inc.  and Miller  Anderson & Sherrerd, LLP...........(6)

          (s)   Form of Participation Agreement between Salomon Brothers Variable Series Funds Inc., and Salomon Brothers Asset
                Management Inc.........................(6)

           (t)  Form of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Lincoln
                Benefit Life Company ............................(8)

           (u)  Form of Participation Agreement among Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC and Lincoln
                Benefit Life Company (12)




(9)      Opinion and Consent of Counsel (3)

(10)     Consent of Independent Registered Public Accounting Firm (filed herewith)

(11)     Financial Statements Omitted from Item 23 (not applicable)

(12)     Initial Capitalization Agreement (not applicable)

(27)     Financial Data Schedules (not applicable)

(99)(a)  Powers of Attorney for Lawrence W. Dahl, Douglas F. Gaer, John C.
         Lounds, Samuel H. Pilch, Casey J. Sylla, Michael J. Velotta, B. Eugene
         Wraith, (10)

(99)(b) Power of Attorney for Kevin R. Slawin (11)

(99)(c) Power of Attorney for John C. Pintozzi, Douglas B. Welch, Steven C.  Verney (12)

------------------------

(1) Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

(2) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3) Pre-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed July 24, 1998.

(4) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed January 28, 1998.

(5) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed April 1, 1999

(6) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(7) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, (File No. 333-61146) filed August 8, 2001

(9) Pre-effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(10) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, filed April 14, 2003.

(11) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, filed April 19, 2004.

(12) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, filed April 8, 2005.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.

NAME                                POSITION/OFFICE WITH DEPOSITOR
--------------------------          --------------------------------------------
Lawrence W. Dahl                    Director, Executive Vice President
Douglas F. Gaer                     Executive Vice President
John C. Lounds                      Director
John C. Pintozzi                    Director, Sr. Vice President
Kevin R. Slawin                     Director
Casey J. Sylla                      Director, Chairman of the Board and Chief Executive Officer
Michael J. Velotta                  Director, Sr. Vice President, General Counsel and Secretary
Douglas B. Welch                    Director, Vice President
B. Eugene Wraith                    Director, President and Chief Operating Officer
Samuel H. Pilch                     Group Vice President and Controller
Joseph Patrick Rath                 Assistant Vice President, Assistant General Counsel and Assistant Secretary
Eric A. Simonson                    Sr. Vice President and Chief Investment Officer
Dean M. Way                         Sr. Vice President and Actuary
Karen Gardner                       Vice President
Anson J. Glacy, Jr.                 Vice President
John E. Smith                       Vice President
Steven C. Verney                    Treasurer
Bob W. Birman                       Vice President
Randy DeCoursey                     Vice President
Teresa N. Carnazzo                  Vice President
William F. Emmons                   Vice President, Assistant General Counsel & Assistant Secretary
Georgia Feiste                      Vice President
Sharyn L. Jenson                    Vice President
Heidi Kelle                         Vice President
Scott Lawson                        Vice President
Barb Raymond                        Vice President
Stanley G. Shelley                  Vice President
Robert L. Vance                     Vice President and Assistant Treasurer
Jeanette Wellsandt                  Vice President
Errol Cramer                        Appointed Actuary
Karen Burckhardt                    Assistant Vice President
Joanne M. Derrig                    Assistant Vice President and Chief Privacy Officer
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Maria D. McNitt                     Assistant Vice President
Mary J. McGinn                      Assistant Secretary
Nancy Bufalino                      Assistant Treasurer
Barry S. Paul                       Assistant Treasurer
Robert E. Transon                   Assistant Vice President
Timothy N. Vander Pas               Assistant Vice President
Nestor Almaria                      Authorized Representative
Lynn Cirrincione                    Authorized Representative
Dave Simek                          Authorized Representative



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 1-11840, filed February 24, 2005.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2005, the Registrant has 14,587 qualified contract owners and 6,303 non-qualified contract owners.

ITEM 28. INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

Name                          Position with Distributor
-------------                 ------------------------------------------------
      John E. Smith             Director, President, Chief Executive Officer
      Casey J. Sylla            Director
      Michael J. Velotta        Director and Secretary
      Marian Goll               Vice President, Treasurer and Financial Operations Principal
      Andrea J. Schur           Vice President
      Maribel V. Gerstner       Assistant Vice President and Compliance Officer
      Joanne M. Derrig          Assistant Vice President and Chief Privacy Officer
      William F. Emmons         Assistant Secretary
      Mary J. McGinn            Assistant Secretary
      Barry S. Paul             Assistant Treasurer
      Joseph Patrick Rath       Vice President, General Counsel and Secretary
      Nancy Bufalino            Assistant Treasurer
      Steven C. Verney          Assistant Treasurer



    (b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

            (1)                          (2)                (3)                  (4)            (5)
                                 Net Underwriting
     Name of Principal             Discounts and      Compensation           Brokerage
        Underwriter                 Commission        on Redemption          Commission      Compensation
         ALFS, Inc                       0                0                      0               0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506-4142.

The Principal Underwriter, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


ITEM 31. MANAGEMENT SERVICES
None.


ITEM 32. UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.




REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1.   Include  appropriate  disclosure  regarding  the  redemption   restrictions
     imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.   Include  appropriate  disclosure  regarding  the  redemption   restrictions
     imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

     The Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post Effective Amendment to its registration statement and has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on April 14, 2005.

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                                By:         LINCOLN BENEFIT LIFE COMPANY
                                     ------------------------------------------
                                   (DEPOSITOR)

                                By:             /s/ B. EUGENE WRAITH
                                     ------------------------------------------
                                B. Eugene Wraith
                      PRESIDENT AND CHIEF OPERATING OFFICER

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons and in the capacities on April 14, 2005.

Name                                  Title
------------------------------        --------------------------                                 --------

/s/ B. Eugene Wraith Director,        President and Chief Operating Officer
-------------------------------
(Principal Executive Officer)



/s/ Samuel H. Pilch                   Group Vice President and Controller
------------------------------
(Principal Accounting Officer)



/s/ Steven C. Verney                  Treasurer
-----------------------------
(Principal Financial Officer)



/s/ Lawrence W. Dahl                  Director, Executive Vice President
----------------------------



/s/ Douglas F. Gaer                   Executive Vice President
----------------------------



/s/ John C. Lounds                    Director
----------------------------



/s/ Douglas B. Welch                 Director, Vice President
----------------------------



/s/ John C. Pintozzi                  Director, Senior Vice President and
----------------------------             Chief Financial Officer



/s/ Kevin R. Slawin                  Director
----------------------------



/s/ Michael J. Velotta                Director, Senior Vice President,
----------------------------               General Counsel and Secretary



/s/ Casey J. Sylla                    Director, Chairman of the Board and
----------------------------               Chief Executive Officer


                                INDEX TO EXHIBITS
                                       FOR
                      POST-EFFECTIVE AMENDMENT ON FORM N-4
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO.                                 ..................                  SEQUENTIAL PAGE NO.
-----------                                 ..................                  -------------------

10              Consent of Independent Registered Public Accounting Firm